UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09819

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

ONE IRON STREET

BOSTON, MASSACHUSETTS 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 662-1742

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1.	Schedule of Investments.

Quarterly Report
September 30, 2018
State Street Institutional Investment Trust
State Street Equity 500 Index Fund
State Street Equity 500 Index II Portfolio
State Street Aggregate Bond Index Fund
State Street Aggregate Bond Index Portfolio
State Street Global Equity ex-U.S. Index Fund
State Street Global Equity ex-U.S. Index Portfolio
State Street Small/Mid Cap Equity Index Fund
State Street Small/Mid Cap Equity Index Portfolio
State Street Disciplined U.S. Equity Fund
State Street Disciplined International Equity Fund
State Street Disciplined Global Equity Fund
State Street Emerging Markets Equity Index Fund
State Street Hedged International Developed Equity Index Fund
State Street Target Retirement Fund
State Street Target Retirement 2015 Fund
State Street Target Retirement 2020 Fund
State Street Target Retirement 2025 Fund
State Street Target Retirement 2030 Fund
State Street Target Retirement 2035 Fund
State Street Target Retirement 2040 Fund
State Street Target Retirement 2045 Fund
State Street Target Retirement 2050 Fund
State Street Target Retirement 2055 Fund
State Street Target Retirement 2060 Fund
State Street Asia Pacific Value Spotlight Fund
State Street European Value Spotlight Fund
State Street Global Value Spotlight Fund
State Street International Value Spotlight Fund
State Street U.S. Value Spotlight Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

State Street Equity 500 Index II Portfolio Schedule of Investments
September 30, 2018 (Unaudited)

State Street Equity 500 Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Equity 500 Index II Portfolio. The schedule of investments for the State Street Equity 500 Index II Portfolio follows.
Security Description	Shares	Value
COMMON STOCKS — 96.9%
COMMUNICATION SERVICES — 9.7%
Activision Blizzard, Inc.	88,500	$ 7,362,315
Alphabet, Inc. Class A (a)	33,767	40,759,470
Alphabet, Inc. Class C (a)	34,787	41,517,241
AT&T, Inc.	818,840	27,496,647
Cars.com, Inc. (a)	1	28
CBS Corp. Class B	39,405	2,263,817
CenturyLink, Inc.	101,078	2,142,854
Charter Communications, Inc. Class A (a)	19,800	6,452,424
Comcast Corp. Class A	514,266	18,210,159
Discovery, Inc. Class A (a)(b)	14,403	460,896
Discovery, Inc. Class C (a)	43,704	1,292,764
DISH Network Corp. Class A (a)	27,400	979,824
Electronic Arts, Inc. (a)	34,679	4,178,473
Facebook, Inc. Class A (a)	272,493	44,814,199
Interpublic Group of Cos., Inc.	44,966	1,028,372
Netflix, Inc. (a)	49,004	18,333,866
News Corp. Class A	50,888	671,213
News Corp. Class B	11,400	155,040
Omnicom Group, Inc.	25,191	1,713,492
Take-Two Interactive Software, Inc. (a)	12,500	1,724,875
TripAdvisor, Inc. (a)(b)	10,842	553,701
Twenty-First Century Fox, Inc. Class A	116,400	5,392,812
Twenty-First Century Fox, Inc. Class B	56,000	2,565,920
Twitter, Inc. (a)	86,600	2,464,636
Verizon Communications, Inc.	465,615	24,859,185
Viacom, Inc. Class B	41,581	1,403,774
Walt Disney Co.	167,352	19,570,143
		278,368,140
CONSUMER DISCRETIONARY — 10.0%
Advance Auto Parts, Inc.	8,700	1,464,471
Amazon.com, Inc. (a)	46,390	92,919,170
Aptiv PLC	31,919	2,678,004
AutoZone, Inc. (a)	2,976	2,308,483
Best Buy Co., Inc.	27,806	2,206,684
Booking Holdings, Inc. (a)	5,324	10,562,816
BorgWarner, Inc.	23,177	991,512
CarMax, Inc. (a)	21,603	1,613,096
Carnival Corp.	48,501	3,092,909
Chipotle Mexican Grill, Inc. (a)	2,886	1,311,745
D.R. Horton, Inc.	37,297	1,573,187
Darden Restaurants, Inc.	14,671	1,631,268
Dollar General Corp.	31,513	3,444,371
Security Description	Shares	Value
Dollar Tree, Inc. (a)	28,826	$ 2,350,760
eBay, Inc. (a)	104,745	3,458,680
Expedia Group, Inc.	13,534	1,765,916
Foot Locker, Inc.	12,900	657,642
Ford Motor Co.	428,538	3,963,976
Gap, Inc.	25,934	748,196
Garmin, Ltd.	14,740	1,032,537
General Motors Co.	153,923	5,182,587
Genuine Parts Co.	16,889	1,678,767
Goodyear Tire & Rubber Co.	23,544	550,694
H&R Block, Inc. (b)	28,964	745,823
Hanesbrands, Inc. (b)	46,800	862,524
Harley-Davidson, Inc.	16,816	761,765
Hasbro, Inc.	13,597	1,429,317
Hilton Worldwide Holdings, Inc.	35,700	2,883,846
Home Depot, Inc.	129,002	26,722,764
Kohl's Corp.	19,545	1,457,080
L Brands, Inc.	27,121	821,766
Leggett & Platt, Inc.	12,654	554,119
Lennar Corp. Class A	31,606	1,475,684
LKQ Corp. (a)	36,500	1,155,955
Lowe's Cos., Inc.	90,650	10,408,433
Macy's, Inc.	33,262	1,155,189
Marriott International, Inc. Class A	33,755	4,456,673
Mattel, Inc. (a)(b)	32,533	510,768
McDonald's Corp.	87,110	14,572,632
MGM Resorts International	55,700	1,554,587
Michael Kors Holdings, Ltd. (a)	17,814	1,221,328
Mohawk Industries, Inc. (a)	6,931	1,215,351
Newell Brands, Inc. (b)	53,741	1,090,942
NIKE, Inc. Class B	143,506	12,157,828
Nordstrom, Inc. (b)	15,577	931,660
Norwegian Cruise Line Holdings, Ltd. (a)	24,700	1,418,521
O'Reilly Automotive, Inc. (a)	9,280	3,223,130
PulteGroup, Inc.	31,062	769,406
PVH Corp.	9,249	1,335,556
Ralph Lauren Corp.	6,279	863,676
Ross Stores, Inc.	43,056	4,266,850
Royal Caribbean Cruises, Ltd.	20,700	2,689,758
Starbucks Corp.	156,130	8,874,429
Tapestry, Inc.	33,528	1,685,453
Target Corp.	61,372	5,413,624
Tiffany & Co.	12,199	1,573,305
TJX Cos., Inc.	69,837	7,823,141
Tractor Supply Co.	15,426	1,401,915
Ulta Salon Cosmetics & Fragrance, Inc. (a)	6,400	1,805,568
Under Armour, Inc. Class A (a)(b)	17,424	369,737
Under Armour, Inc. Class C (a)(b)	17,575	342,010
VF Corp.	37,244	3,480,452
Whirlpool Corp.	8,402	997,738
Wynn Resorts, Ltd.	12,041	1,529,929
Yum! Brands, Inc.	36,502	3,318,397
		288,516,100

See accompanying notes to schedules of investments.

State Street Equity 500 Index II Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
CONSUMER STAPLES — 6.5%
Altria Group, Inc.	211,329	$ 12,745,252
Archer-Daniels-Midland Co.	63,732	3,203,808
Brown-Forman Corp. Class B	19,352	978,244
Campbell Soup Co. (b)	23,982	878,461
Church & Dwight Co., Inc.	27,600	1,638,612
Clorox Co.	14,064	2,115,366
Coca-Cola Co.	430,700	19,894,033
Colgate-Palmolive Co.	96,223	6,442,130
Conagra Brands, Inc.	44,824	1,522,671
Constellation Brands, Inc. Class A	19,350	4,172,247
Costco Wholesale Corp.	49,055	11,522,038
Coty, Inc. Class A (b)	55,578	698,060
Estee Lauder Cos., Inc. Class A	25,441	3,697,086
General Mills, Inc.	67,042	2,877,443
Hershey Co.	15,467	1,577,634
Hormel Foods Corp. (b)	31,702	1,249,059
J.M. Smucker Co.	12,505	1,283,138
Kellogg Co.	30,728	2,151,575
Kimberly-Clark Corp.	39,627	4,503,212
Kraft Heinz Co.	73,418	4,046,066
Kroger Co.	92,742	2,699,720
McCormick & Co., Inc.	14,192	1,869,796
Molson Coors Brewing Co. Class B	20,253	1,245,559
Mondelez International, Inc. Class A	163,015	7,003,124
Monster Beverage Corp. (a)	42,735	2,490,596
PepsiCo, Inc.	159,016	17,777,989
Philip Morris International, Inc.	174,412	14,221,554
Procter & Gamble Co.	280,426	23,339,856
Sysco Corp.	54,374	3,982,895
Tyson Foods, Inc. Class A	32,344	1,925,438
Walmart, Inc.	161,203	15,138,574
Walgreens Boots Alliance, Inc.	93,705	6,831,094
		185,722,330
ENERGY — 5.8%
Anadarko Petroleum Corp.	59,182	3,989,459
Andeavor	15,716	2,412,406
Apache Corp.	41,755	1,990,461
Baker Hughes a GE Co.	47,179	1,596,066
Cabot Oil & Gas Corp.	55,078	1,240,357
Chevron Corp.	216,012	26,413,947
Cimarex Energy Co.	11,458	1,064,907
Concho Resources, Inc. (a)	23,800	3,635,450
ConocoPhillips	129,927	10,056,350
Devon Energy Corp.	57,201	2,284,608
EOG Resources, Inc.	64,571	8,237,322
EQT Corp.	28,957	1,280,768
Exxon Mobil Corp.	478,175	40,654,438
Halliburton Co.	96,267	3,901,701
Helmerich & Payne, Inc.	13,726	943,937
Hess Corp.	29,757	2,130,006
HollyFrontier Corp.	20,000	1,398,000
Kinder Morgan, Inc.	215,950	3,828,793
Marathon Oil Corp.	93,388	2,174,073
Security Description	Shares	Value
Marathon Petroleum Corp.	52,774	$ 4,220,337
National Oilwell Varco, Inc.	44,116	1,900,517
Newfield Exploration Co. (a)	24,015	692,352
Noble Energy, Inc.	54,325	1,694,397
Occidental Petroleum Corp.	84,909	6,976,973
ONEOK, Inc.	46,596	3,158,743
Phillips 66	47,173	5,317,341
Pioneer Natural Resources Co.	19,276	3,357,686
Schlumberger, Ltd.	154,550	9,415,186
TechnipFMC PLC	48,991	1,530,969
Valero Energy Corp.	48,723	5,542,241
Williams Cos., Inc.	131,958	3,587,938
		166,627,729
FINANCIALS — 12.9%
Affiliated Managers Group, Inc.	6,624	905,633
Aflac, Inc.	90,206	4,245,996
Allstate Corp.	37,839	3,734,709
American Express Co.	78,712	8,382,041
American International Group, Inc.	101,401	5,398,589
Ameriprise Financial, Inc.	16,044	2,369,057
Aon PLC	26,565	4,085,166
Arthur J Gallagher & Co.	21,200	1,578,128
Assurant, Inc.	5,385	581,311
Bank of America Corp.	1,048,005	30,874,227
Bank of New York Mellon Corp.	105,694	5,389,337
BB&T Corp.	89,531	4,345,835
Berkshire Hathaway, Inc. Class B (a)	220,284	47,165,007
BlackRock, Inc.	13,616	6,417,629
Brighthouse Financial, Inc. (a)	16,579	733,455
Capital One Financial Corp.	54,795	5,201,689
Cboe Global Markets, Inc.	12,500	1,199,500
Charles Schwab Corp.	139,604	6,861,537
Chubb, Ltd.	51,453	6,876,179
Cincinnati Financial Corp.	17,809	1,367,909
Citigroup, Inc.	283,327	20,325,879
Citizens Financial Group, Inc.	53,600	2,067,352
CME Group, Inc.	37,763	6,427,640
Comerica, Inc.	19,127	1,725,255
Discover Financial Services	39,328	3,006,626
E*TRADE Financial Corp. (a)	31,342	1,642,007
Everest Re Group, Ltd.	5,000	1,142,350
Fifth Third Bancorp	76,762	2,143,195
Franklin Resources, Inc.	37,989	1,155,246
Goldman Sachs Group, Inc.	39,146	8,778,099
Hartford Financial Services Group, Inc.	43,567	2,176,607
Huntington Bancshares, Inc.	134,391	2,005,114
Intercontinental Exchange, Inc.	65,685	4,919,150
Invesco, Ltd.	44,711	1,022,988
Jefferies Financial Group, Inc.	30,827	676,961
JPMorgan Chase & Co.	379,643	42,838,916
KeyCorp	116,996	2,327,051
Lincoln National Corp.	23,982	1,622,622
Loews Corp.	32,019	1,608,314
M&T Bank Corp.	16,363	2,692,368
Marsh & McLennan Cos., Inc.	55,519	4,592,532

See accompanying notes to schedules of investments.

State Street Equity 500 Index II Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
MetLife, Inc.	116,670	$ 5,450,822
Moody's Corp.	19,432	3,249,030
Morgan Stanley	154,175	7,179,930
MSCI, Inc.	9,900	1,756,359
Nasdaq, Inc.	14,175	1,216,215
Northern Trust Corp.	26,696	2,726,463
People's United Financial, Inc.	46,666	798,922
PNC Financial Services Group, Inc.	51,575	7,023,999
Principal Financial Group, Inc.	29,265	1,714,636
Progressive Corp.	64,149	4,557,145
Prudential Financial, Inc.	47,502	4,812,903
Raymond James Financial, Inc.	14,200	1,307,110
Regions Financial Corp.	126,346	2,318,449
S&P Global, Inc.	27,868	5,445,129
State Street Corp. (c)	41,378	3,466,649
SunTrust Banks, Inc.	54,836	3,662,497
SVB Financial Group (a)	5,800	1,802,814
Synchrony Financial	79,676	2,476,330
T Rowe Price Group, Inc.	27,755	3,030,291
Torchmark Corp.	12,412	1,075,996
Travelers Cos., Inc.	31,406	4,073,672
Unum Group	26,705	1,043,364
US Bancorp	176,422	9,316,846
Wells Fargo & Co.	488,603	25,680,974
Willis Towers Watson PLC	14,376	2,026,154
Zions Bancorp	23,195	1,163,229
		370,985,134
HEALTH CARE — 14.6%
Abbott Laboratories	196,949	14,448,179
AbbVie, Inc.	170,143	16,092,125
ABIOMED, Inc. (a)	5,500	2,473,625
Aetna, Inc.	37,944	7,696,940
Agilent Technologies, Inc.	38,493	2,715,296
Alexion Pharmaceuticals, Inc. (a)	25,373	3,527,101
Align Technology, Inc. (a)	8,600	3,364,492
Allergan PLC	36,706	6,991,759
AmerisourceBergen Corp.	17,734	1,635,429
Amgen, Inc.	72,654	15,060,448
Anthem, Inc.	28,919	7,925,252
Baxter International, Inc.	54,479	4,199,786
Becton Dickinson and Co.	30,956	8,079,516
Biogen, Inc. (a)	22,484	7,943,822
Boston Scientific Corp. (a)	153,057	5,892,694
Bristol-Myers Squibb Co.	182,704	11,342,264
Cardinal Health, Inc.	34,333	1,853,982
Celgene Corp. (a)	78,171	6,995,523
Centene Corp. (a)	23,300	3,373,374
Cerner Corp. (a)	39,537	2,546,578
Cigna Corp.	27,985	5,827,876
Cooper Cos., Inc.	5,800	1,607,470
CVS Health Corp.	117,505	9,249,994
Danaher Corp.	68,494	7,442,558
DaVita, Inc. (a)	15,028	1,076,456
DENTSPLY SIRONA, Inc.	25,234	952,331
Edwards Lifesciences Corp. (a)	23,910	4,162,731
Eli Lilly & Co.	107,018	11,484,102
Security Description	Shares	Value
Envision Healthcare Corp. (a)	16,774	$ 767,075
Express Scripts Holding Co. (a)	62,267	5,915,988
Gilead Sciences, Inc.	145,052	11,199,465
HCA Healthcare, Inc.	29,600	4,117,952
Henry Schein, Inc. (a)	18,700	1,590,061
Hologic, Inc. (a)	32,800	1,344,144
Humana, Inc.	15,190	5,142,119
IDEXX Laboratories, Inc. (a)	9,700	2,421,702
Illumina, Inc. (a)	16,300	5,983,078
Incyte Corp. (a)	19,200	1,326,336
Intuitive Surgical, Inc. (a)	13,144	7,544,656
IQVIA Holdings, Inc. (a)	19,600	2,542,904
Johnson & Johnson	303,008	41,866,615
Laboratory Corp. of America Holdings (a)	11,175	1,940,874
McKesson Corp.	22,524	2,987,809
Medtronic PLC	151,593	14,912,203
Merck & Co., Inc.	299,472	21,244,544
Mettler-Toledo International, Inc. (a)	2,800	1,705,144
Mylan NV (a)	58,302	2,133,853
Nektar Therapeutics (a)	21,600	1,316,736
PerkinElmer, Inc.	12,986	1,263,148
Perrigo Co. PLC	15,586	1,103,489
Pfizer, Inc.	661,133	29,136,131
Quest Diagnostics, Inc.	15,842	1,709,510
Regeneron Pharmaceuticals, Inc. (a)	8,742	3,532,118
ResMed, Inc.	16,500	1,903,110
Stryker Corp.	36,194	6,430,950
Thermo Fisher Scientific, Inc.	45,112	11,010,937
UnitedHealth Group, Inc.	108,574	28,885,027
Universal Health Services, Inc. Class B	10,500	1,342,320
Varian Medical Systems, Inc. (a)	11,029	1,234,476
Vertex Pharmaceuticals, Inc. (a)	28,252	5,445,290
Waters Corp. (a)	8,750	1,703,450
WellCare Health Plans, Inc. (a)	5,600	1,794,744
Zimmer Biomet Holdings, Inc.	23,225	3,053,391
Zoetis, Inc.	54,920	5,028,475
		418,541,527
INDUSTRIALS — 9.4%
3M Co.	65,829	13,870,829
Alaska Air Group, Inc.	15,500	1,067,330
Allegion PLC	11,996	1,086,478
Altra Industrial Motion Corp.	1,873	77,368
American Airlines Group, Inc.	46,300	1,913,579
AMETEK, Inc.	25,299	2,001,657
AO Smith Corp.	17,500	933,975
Arconic, Inc.	50,186	1,104,594
Boeing Co.	60,164	22,374,992
C.H. Robinson Worldwide, Inc.	16,479	1,613,624
Caterpillar, Inc.	66,424	10,128,996
Cintas Corp.	10,066	1,991,155
Copart, Inc. (a)	22,900	1,180,037
CSX Corp.	93,755	6,942,558
Cummins, Inc.	16,914	2,470,628
Deere & Co.	37,283	5,604,753

See accompanying notes to schedules of investments.

State Street Equity 500 Index II Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Delta Air Lines, Inc.	68,934	$ 3,986,453
Dover Corp.	17,050	1,509,437
Eaton Corp. PLC	49,725	4,312,649
Emerson Electric Co.	71,579	5,481,520
Equifax, Inc.	13,888	1,813,356
Expeditors International of Washington, Inc.	21,176	1,557,071
Fastenal Co. (b)	31,458	1,825,193
FedEx Corp.	26,950	6,489,290
Flowserve Corp.	17,445	954,067
Fluor Corp.	17,604	1,022,792
Fortive Corp.	35,650	3,001,730
Fortune Brands Home & Security, Inc.	18,000	942,480
General Dynamics Corp.	30,872	6,320,116
General Electric Co.	972,888	10,983,906
Harris Corp.	13,002	2,200,068
Honeywell International, Inc.	83,278	13,857,459
Huntington Ingalls Industries, Inc.	5,400	1,382,832
IHS Markit, Ltd. (a)	39,800	2,147,608
Illinois Tool Works, Inc.	34,000	4,798,080
Ingersoll-Rand PLC	29,484	3,016,213
Jacobs Engineering Group, Inc.	14,343	1,097,240
JB Hunt Transport Services, Inc.	10,000	1,189,400
Johnson Controls International PLC	104,808	3,668,280
Kansas City Southern	12,396	1,404,219
L3 Technologies, Inc.	8,538	1,815,350
Lockheed Martin Corp.	27,671	9,573,059
Masco Corp.	34,584	1,265,774
Nielsen Holdings PLC	39,625	1,096,028
Norfolk Southern Corp.	32,087	5,791,703
Northrop Grumman Corp.	19,325	6,133,175
PACCAR, Inc.	41,939	2,859,820
Parker-Hannifin Corp.	15,889	2,922,464
Pentair PLC	19,604	849,833
Quanta Services, Inc. (a)	14,407	480,906
Raytheon Co.	31,646	6,539,962
Republic Services, Inc.	24,889	1,808,435
Robert Half International, Inc.	15,966	1,123,687
Rockwell Automation, Inc.	13,926	2,611,404
Rockwell Collins, Inc.	18,731	2,631,144
Rollins, Inc.	11,500	697,935
Roper Technologies, Inc.	11,665	3,455,290
Snap-on, Inc.	6,640	1,219,104
Southwest Airlines Co.	56,259	3,513,375
Stanley Black & Decker, Inc.	18,457	2,702,843
Stericycle, Inc. (a)	8,096	475,073
Textron, Inc.	28,933	2,067,842
TransDigm Group, Inc. (a)	5,600	2,084,880
Union Pacific Corp.	82,998	13,514,564
United Continental Holdings, Inc. (a)	27,500	2,449,150
United Parcel Service, Inc. Class B	77,391	9,035,399
United Rentals, Inc. (a)	9,800	1,603,280
United Technologies Corp.	84,251	11,779,132
Security Description	Shares	Value
Verisk Analytics, Inc. (a)	19,800	$ 2,386,890
W.W. Grainger, Inc.	4,757	1,700,199
Waste Management, Inc.	45,135	4,078,399
Xylem, Inc.	21,058	1,681,902
		271,272,013
INFORMATION TECHNOLOGY — 20.3%
Accenture PLC Class A	71,818	12,223,424
Adobe Systems, Inc. (a)	54,944	14,832,133
Advanced Micro Devices, Inc. (a)(b)	96,200	2,971,618
Akamai Technologies, Inc. (a)	20,090	1,469,584
Alliance Data Systems Corp.	5,696	1,345,167
Amphenol Corp. Class A	35,820	3,367,796
Analog Devices, Inc.	41,852	3,869,636
ANSYS, Inc. (a)	9,900	1,848,132
Apple, Inc.	519,324	117,232,200
Applied Materials, Inc.	114,454	4,423,647
Arista Networks, Inc. (a)	6,400	1,701,504
Autodesk, Inc. (a)	25,706	4,012,964
Automatic Data Processing, Inc.	48,752	7,344,976
Broadcom, Inc.	48,391	11,939,511
Broadridge Financial Solutions, Inc.	13,400	1,768,130
CA, Inc.	37,540	1,657,391
Cadence Design Systems, Inc. (a)	31,200	1,413,984
Cisco Systems, Inc.	515,190	25,063,993
Citrix Systems, Inc. (a)	14,089	1,566,133
Cognizant Technology Solutions Corp. Class A	66,241	5,110,493
Corning, Inc.	94,126	3,322,648
DXC Technology Co.	33,338	3,117,770
F5 Networks, Inc. (a)	7,741	1,543,710
Fidelity National Information Services, Inc.	38,491	4,198,213
Fiserv, Inc. (a)	44,224	3,643,173
FleetCor Technologies, Inc. (a)	10,100	2,301,184
FLIR Systems, Inc.	17,761	1,091,769
Gartner, Inc. (a)(b)	10,100	1,600,850
Global Payments, Inc.	17,476	2,226,442
Hewlett Packard Enterprise Co.	173,353	2,827,387
HP, Inc.	185,953	4,792,009
Intel Corp.	519,536	24,568,857
International Business Machines Corp.	102,495	15,498,269
Intuit, Inc.	29,737	6,762,194
IPG Photonics Corp. (a)	4,100	639,887
Juniper Networks, Inc.	36,149	1,083,386
KLA-Tencor Corp.	17,132	1,742,496
Lam Research Corp.	18,477	2,802,961
Mastercard, Inc. Class A	102,751	22,873,400
Microchip Technology, Inc. (b)	28,583	2,255,485
Micron Technology, Inc. (a)	128,334	5,804,547
Microsoft Corp.	867,758	99,245,482
Motorola Solutions, Inc.	19,672	2,560,114
NetApp, Inc.	29,614	2,543,546
NVIDIA Corp.	68,344	19,206,031

See accompanying notes to schedules of investments.

State Street Equity 500 Index II Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Oracle Corp.	317,635	$ 16,377,261
Paychex, Inc.	38,307	2,821,311
PayPal Holdings, Inc. (a)	132,545	11,642,753
Qorvo, Inc. (a)	15,400	1,184,106
QUALCOMM, Inc. (b)	157,426	11,339,395
Red Hat, Inc. (a)	20,170	2,748,768
salesforce.com, Inc. (a)	84,895	13,500,852
Seagate Technology PLC	32,324	1,530,541
Skyworks Solutions, Inc.	20,100	1,823,271
Symantec Corp.	67,760	1,441,933
Synopsys, Inc. (a)	17,500	1,725,675
TE Connectivity, Ltd.	39,751	3,495,305
Texas Instruments, Inc.	108,893	11,683,130
Total System Services, Inc.	18,476	1,824,320
VeriSign, Inc. (a)	12,301	1,969,636
Visa, Inc. Class A	200,460	30,087,041
Western Digital Corp.	33,853	1,981,755
Western Union Co.	53,945	1,028,192
Xerox Corp.	25,527	688,718
Xilinx, Inc.	30,660	2,458,012
		584,766,201
MATERIALS — 2.4%
Air Products & Chemicals, Inc.	24,002	4,009,534
Albemarle Corp. (b)	12,200	1,217,316
Alcoa Corp. (a)	1	40
Avery Dennison Corp.	10,670	1,156,095
Ball Corp.	41,232	1,813,796
CF Industries Holdings, Inc.	28,520	1,552,629
DowDuPont, Inc.	259,346	16,678,541
Eastman Chemical Co.	15,836	1,515,822
Ecolab, Inc.	29,301	4,593,811
FMC Corp.	15,978	1,392,962
Freeport-McMoRan, Inc.	174,540	2,429,597
International Flavors & Fragrances, Inc.	9,451	1,314,823
International Paper Co.	49,803	2,447,817
LyondellBasell Industries NV Class A	36,548	3,746,535
Martin Marietta Materials, Inc.	6,945	1,263,643
Mosaic Co.	40,984	1,331,160
Newmont Mining Corp.	58,133	1,755,617
Nucor Corp.	34,648	2,198,416
Packaging Corp. of America	11,200	1,228,528
PPG Industries, Inc.	28,454	3,105,185
Praxair, Inc.	31,711	5,096,909
Sealed Air Corp.	18,323	735,668
Sherwin-Williams Co.	9,409	4,283,071
Vulcan Materials Co.	14,471	1,609,175
WestRock Co.	27,936	1,492,900
		67,969,590
REAL ESTATE — 2.6%
Alexandria Real Estate Equities, Inc. REIT	11,400	1,434,006
American Tower Corp. REIT	49,018	7,122,316
Apartment Investment & Management Co. Class A, REIT	18,787	829,070
Security Description	Shares	Value
AvalonBay Communities, Inc. REIT	15,769	$ 2,856,554
Boston Properties, Inc. REIT	18,746	2,307,445
CBRE Group, Inc. Class A (a)	35,167	1,550,865
Crown Castle International Corp. REIT	47,758	5,316,898
Digital Realty Trust, Inc. REIT	23,500	2,643,280
Duke Realty Corp. REIT	39,000	1,106,430
Equinix, Inc. REIT	9,043	3,914,624
Equity Residential REIT	42,019	2,784,179
Essex Property Trust, Inc. REIT	7,245	1,787,414
Extra Space Storage, Inc. REIT	15,100	1,308,264
Federal Realty Investment Trust REIT	8,600	1,087,642
HCP, Inc. REIT	56,023	1,474,526
Host Hotels & Resorts, Inc. REIT	81,262	1,714,628
Iron Mountain, Inc. REIT	31,281	1,079,820
Kimco Realty Corp. REIT	48,153	806,081
Macerich Co. REIT	10,455	578,057
Mid-America Apartment Communities, Inc. REIT	13,800	1,382,484
Prologis, Inc. REIT	69,251	4,694,525
Public Storage REIT	16,935	3,414,604
Realty Income Corp. REIT	35,400	2,013,906
Regency Centers Corp. REIT	21,200	1,371,004
SBA Communications Corp. REIT (a)	12,800	2,056,064
Simon Property Group, Inc. REIT	34,280	6,058,990
SL Green Realty Corp. REIT	9,400	916,782
UDR, Inc. REIT	31,400	1,269,502
Ventas, Inc. REIT	43,197	2,349,053
Vornado Realty Trust REIT	20,468	1,494,164
Welltower, Inc. REIT	42,419	2,728,390
Weyerhaeuser Co. REIT	88,487	2,855,476
		74,307,043
UTILITIES — 2.7%
AES Corp.	77,836	1,089,704
Alliant Energy Corp.	28,300	1,204,731
Ameren Corp.	26,704	1,688,227
American Electric Power Co., Inc.	55,609	3,941,566
American Water Works Co., Inc.	19,500	1,715,415
CenterPoint Energy, Inc.	51,176	1,415,016
CMS Energy Corp.	33,455	1,639,295
Consolidated Edison, Inc.	35,452	2,701,088
Dominion Energy, Inc.	74,994	5,270,578
DTE Energy Co.	21,845	2,383,945
Duke Energy Corp.	78,992	6,320,940
Edison International	39,314	2,660,772
Entergy Corp.	19,798	1,606,212
Evergy, Inc.	30,499	1,675,005
Eversource Energy	38,417	2,360,340
Exelon Corp.	109,884	4,797,535
FirstEnergy Corp.	59,093	2,196,487
NextEra Energy, Inc.	52,564	8,809,726
NiSource, Inc.	42,004	1,046,740

See accompanying notes to schedules of investments.

State Street Equity 500 Index II Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
NRG Energy, Inc.	33,002	$ 1,234,275
PG&E Corp. (a)	59,014	2,715,234
Pinnacle West Capital Corp.	12,204	966,313
PPL Corp.	79,919	2,338,430
Public Service Enterprise Group, Inc.	59,788	3,156,209
SCANA Corp.	13,599	528,865
Sempra Energy	29,762	3,385,427
Southern Co.	111,659	4,868,332
WEC Energy Group, Inc.	38,182	2,549,030
Xcel Energy, Inc.	58,051	2,740,588
		79,006,025
TOTAL COMMON STOCKS (Cost $2,062,649,707)		2,786,081,832

SHORT-TERM INVESTMENTS — 3.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (d) (e)	86,123,626	86,123,626
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	907,609	907,609
TOTAL SHORT-TERM INVESTMENTS (Cost $87,031,235)		87,031,235
TOTAL INVESTMENTS — 99.9% (Cost $2,149,680,942)		2,873,113,067
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		3,509,639
NET ASSETS — 100.0%		$ 2,876,622,706

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2018.
(f)	Investment of cash collateral for securities loaned.

REIT	=Real Estate Investment Trust

At September 30, 2018, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini S&P 500 Index (long)	604	12/21/2018	$87,732,892	$88,153,894	$421,002
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Communication Services	$ 278,368,140	$—	$—	$ 278,368,140
Consumer Discretionary	288,516,100	—	—	288,516,100
Consumer Staples	185,722,330	—	—	185,722,330
Energy	166,627,729	—	—	166,627,729
See accompanying notes to schedules of investments.

State Street Equity 500 Index II Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Financials	370,985,134	$—	$—	370,985,134
Health Care	418,541,527	—	—	418,541,527
Industrials	271,272,013	—	—	271,272,013
Information Technology	584,766,201	—	—	584,766,201
Materials	67,969,590	—	—	67,969,590
Real Estate	74,307,043	—	—	74,307,043
Utilities	79,006,025	—	—	79,006,025
Short-Term Investments	87,031,235	—	—	87,031,235
TOTAL INVESTMENTS	$2,873,113,067	$—	$—	$2,873,113,067
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	421,002	—	—	421,002
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$2,873,534,069	$—	$—	$2,873,534,069

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Corp.	35,378	$ 3,453,247	$ 931,748	$ 326,711	$5,185	$(596,820)	41,378	$ 3,466,649	$ 55,912	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	69,243,442	69,243,442	657,610,106	640,729,922	—	—	86,123,626	86,123,626	905,559	—
State Street Navigator Securities Lending Government Money Market Portfolio	1,778,697	1,778,697	10,504,731	11,375,819	—	—	907,609	907,609	4,825	—
Total		$74,475,386	$669,046,585	$652,432,452	$5,185	$(596,820)		$90,497,884	$966,296	$—
See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio Schedule of Investments
September 30, 2018 (Unaudited)

State Street Aggregate Bond Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Aggregate Bond Index Portfolio. The schedule of investments for the State Street Aggregate Bond Index Portfolio follows.
Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 25.0%
ADVERTISING — 0.1%
Interpublic Group of Cos., Inc.:
3.75%, 10/1/2021	$ 260,000	$ 260,354
4.20%, 4/15/2024	25,000	25,030
4.65%, 10/1/2028	10,000	10,026
5.40%, 10/1/2048	25,000	24,925
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	100,000	94,910
WPP Finance 2010 3.63%, 9/7/2022	25,000	24,546
		439,791
AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
2.60%, 10/30/2025	35,000	32,848
2.80%, 3/1/2023	25,000	24,487
3.25%, 3/1/2028	25,000	24,264
3.38%, 6/15/2046	25,000	22,194
3.55%, 3/1/2038	165,000	156,093
3.65%, 3/1/2047	100,000	92,718
Embraer Netherlands Finance B.V. 5.05%, 6/15/2025	50,000	50,278
General Dynamics Corp.:
2.25%, 11/15/2022	25,000	23,896
2.38%, 11/15/2024	250,000	234,120
2.88%, 5/11/2020	100,000	99,761
Harris Corp.:
3.83%, 4/27/2025	50,000	49,006
4.40%, 6/15/2028	100,000	100,540
L3 Technologies, Inc.:
3.85%, 6/15/2023	70,000	70,134
3.85%, 12/15/2026	50,000	48,239
4.95%, 2/15/2021	25,000	25,725
Lockheed Martin Corp.:
2.50%, 11/23/2020	300,000	295,803
3.55%, 1/15/2026	100,000	98,867
3.60%, 3/1/2035	50,000	46,705
4.70%, 5/15/2046	110,000	117,232
Northrop Grumman Corp.:
2.55%, 10/15/2022	150,000	144,574
2.93%, 1/15/2025	150,000	142,281
3.25%, 8/1/2023	200,000	196,530
3.25%, 1/15/2028	150,000	141,004
4.03%, 10/15/2047	200,000	187,300
4.75%, 6/1/2043	25,000	25,900
Raytheon Co.:
3.13%, 10/15/2020	25,000	24,997
4.20%, 12/15/2044	25,000	25,604
Security Description	Principal Amount	Value
Rockwell Collins, Inc.:
2.80%, 3/15/2022	$ 200,000	$ 194,928
3.50%, 3/15/2027	136,000	129,358
4.35%, 4/15/2047	100,000	95,941
United Technologies Corp.:
1.90%, 5/4/2020	300,000	293,742
1.95%, 11/1/2021	150,000	143,445
2.65%, 11/1/2026	50,000	45,206
2.80%, 5/4/2024	250,000	237,047
3.13%, 5/4/2027	200,000	186,558
3.35%, 8/16/2021	15,000	14,985
3.65%, 8/16/2023	340,000	338,915
3.95%, 8/16/2025	25,000	24,901
4.13%, 11/16/2028	60,000	59,689
4.45%, 11/16/2038	20,000	19,857
4.50%, 6/1/2042	250,000	246,892
4.63%, 11/16/2048	35,000	35,178
6.13%, 7/15/2038	50,000	59,064
		4,626,806
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.63%, 1/14/2020	150,000	149,161
2.85%, 8/9/2022	200,000	195,504
3.88%, 9/16/2046	100,000	87,475
4.00%, 1/31/2024	25,000	25,353
4.50%, 5/2/2043	25,000	24,135
Archer-Daniels-Midland Co.:
3.75%, 9/15/2047	50,000	45,758
4.02%, 4/16/2043	50,000	47,847
BAT Capital Corp.:
2.76%, 8/15/2022 (a)	300,000	289,230
3.22%, 8/15/2024 (a)	50,000	47,633
3.56%, 8/15/2027 (a)	100,000	93,122
4.39%, 8/15/2037 (a)	285,000	264,862
4.54%, 8/15/2047 (a)	105,000	96,774
Bunge, Ltd. Finance Corp.:
3.75%, 9/25/2027	30,000	27,588
4.35%, 3/15/2024	100,000	99,130
Philip Morris International, Inc.:
2.00%, 2/21/2020	150,000	147,996
2.13%, 5/10/2023	75,000	70,260
2.63%, 2/18/2022	25,000	24,323
2.75%, 2/25/2026	125,000	116,111
3.13%, 3/2/2028	200,000	189,006
4.13%, 3/4/2043	25,000	23,156
4.50%, 3/26/2020	25,000	25,508
4.50%, 3/20/2042	50,000	48,659
Reynolds American, Inc.:
4.00%, 6/12/2022	50,000	50,381
5.70%, 8/15/2035	25,000	26,680
5.85%, 8/15/2045	175,000	189,646
		2,405,298
AIRLINES — 0.1%
American Airlines 2014-1 Pass Through Trust, Class A Series A, 3.70%, 4/1/2028	20,100	19,638

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
American Airlines 2017-2 Pass Through Trust, Class AA Series AA, 3.35%, 4/15/2031	$ 100,000	$ 95,154
Delta Air Lines, Inc.:
2.60%, 12/4/2020	250,000	244,593
2.88%, 3/13/2020	100,000	99,211
3.63%, 3/15/2022	250,000	246,948
Southwest Airlines Co. 2.75%, 11/6/2019	25,000	24,892
United Airlines 2016-1 Pass Through Trust, Class AA Series AA, 3.10%, 1/7/2030	47,362	44,769
United Airlines 2018-1 Pass Through Trust, Class AA Series AA, 3.50%, 9/1/2031	115,000	110,524
		885,729
APPAREL — 0.0% (b)
NIKE, Inc.:
2.38%, 11/1/2026	50,000	45,369
3.88%, 11/1/2045	30,000	28,932
Ralph Lauren Corp. 3.75%, 9/15/2025	25,000	24,704
		99,005
AUTO MANUFACTURERS — 0.5%
American Honda Finance Corp.:
Series MTN, 1.95%, 7/20/2020	25,000	24,502
Series MTN, 2.00%, 11/13/2019	250,000	247,460
Series MTN, 2.45%, 9/24/2020	75,000	74,061
Series MTN, 2.90%, 2/16/2024	50,000	48,309
Ford Motor Co.:
4.35%, 12/8/2026	100,000	94,198
4.75%, 1/15/2043	50,000	41,548
5.29%, 12/8/2046	100,000	88,947
Ford Motor Credit Co. LLC:
2.34%, 11/2/2020	250,000	242,897
2.68%, 1/9/2020	300,000	296,862
2.98%, 8/3/2022	200,000	189,646
3.10%, 5/4/2023	100,000	93,822
3.34%, 3/18/2021	150,000	147,799
3.82%, 11/2/2027	250,000	223,862
Series GMTN, 4.39%, 1/8/2026	100,000	95,079
General Motors Co.:
5.15%, 4/1/2038	200,000	186,202
5.20%, 4/1/2045	200,000	181,572
6.60%, 4/1/2036	100,000	106,863
6.75%, 4/1/2046	25,000	27,104
General Motors Financial Co., Inc.:
3.15%, 1/15/2020	35,000	34,983
3.15%, 6/30/2022	250,000	242,488
3.20%, 7/13/2020	25,000	24,918
3.20%, 7/6/2021	100,000	98,585
3.45%, 1/14/2022	50,000	49,281
3.70%, 5/9/2023	100,000	97,688
3.95%, 4/13/2024	150,000	146,029
Security Description	Principal Amount	Value
4.00%, 1/15/2025	$ 35,000	$ 33,822
4.15%, 6/19/2023	200,000	199,106
4.35%, 1/17/2027	185,000	177,023
5.25%, 3/1/2026	100,000	102,241
PACCAR Financial Corp.:
Series MTN, 2.30%, 8/10/2022	50,000	47,937
Series MTN, 3.10%, 5/10/2021	40,000	39,801
Toyota Motor Credit Corp.:
1.95%, 4/17/2020	100,000	98,457
Series GMTN, 1.90%, 4/8/2021	275,000	266,533
Series GMTN, 2.80%, 7/13/2022	25,000	24,510
Series GMTN, 3.05%, 1/11/2028	50,000	47,259
Series GMTN, 3.45%, 9/20/2023	250,000	249,502
Series MTN, 2.15%, 9/8/2022	50,000	47,664
Series MTN, 2.60%, 1/11/2022	200,000	195,582
Series MTN, 2.90%, 4/17/2024	50,000	48,319
Series MTN, 2.95%, 4/13/2021	50,000	49,757
Series MTN, 3.40%, 4/14/2025	100,000	98,499
		4,830,717
AUTO PARTS & EQUIPMENT — 0.0% (b)
Aptiv PLC:
4.25%, 1/15/2026	25,000	24,825
4.40%, 10/1/2046	30,000	26,989
Lear Corp. 5.25%, 1/15/2025	20,000	20,651
		72,465
BANKS — 5.8%
Australia & New Zealand Banking Group, Ltd.:
2.63%, 5/19/2022	250,000	241,420
Series MTN, 2.30%, 6/1/2021	100,000	97,005
Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/2020	25,000	24,699
Banco Santander SA:
3.13%, 2/23/2023	200,000	190,014
4.38%, 4/12/2028	200,000	190,056
Bank of America Corp.:
6.11%, 1/29/2037	75,000	86,248
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (c)	250,000	246,987
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (c)	96,000	93,089
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (c)	250,000	240,652
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (c)	234,000	227,345
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (c)	360,000	337,658
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (c)	250,000	229,605
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (c)	200,000	195,528

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 2.63%, 4/19/2021	$ 600,000	$ 589,902
Series GMTN, 3.50%, 4/19/2026	130,000	125,536
Series GMTN, 3 Month USD LIBOR + 0.66%, 2.37%, 7/21/2021 (c)	250,000	245,482
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (c)	250,000	238,097
Series L, 3.95%, 4/21/2025	50,000	48,928
Series MTN, 2.50%, 10/21/2022	50,000	47,843
Series MTN, 3.25%, 10/21/2027	400,000	372,980
Series MTN, 4.00%, 4/1/2024	50,000	50,431
Series MTN, 4.13%, 1/22/2024	25,000	25,395
Series MTN, 4.20%, 8/26/2024	50,000	50,172
Series MTN, 4.88%, 4/1/2044	50,000	52,425
Series MTN, 5.00%, 1/21/2044	100,000	106,899
Series MTN, 3 Month USD LIBOR + 0.63%, 3.50%, 5/17/2022 (c)	200,000	199,868
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (c)	250,000	249,802
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (c)	500,000	476,060
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (c)	200,000	196,384
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (c)	250,000	249,830
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	150,000	149,312
Bank of Montreal:
Series D, 3.10%, 4/13/2021	60,000	59,742
Series MTN, 1.90%, 8/27/2021	300,000	288,102
Series MTN, 2.55%, 11/6/2022	30,000	28,898
Series MTN, 3.10%, 7/13/2020	50,000	50,026
Bank of New York Mellon Corp.:
Series G, 2.15%, 2/24/2020	325,000	321,389
Series G, 3.00%, 2/24/2025	100,000	95,778
Series MTN, 2.05%, 5/3/2021	50,000	48,500
Series MTN, 2.20%, 8/16/2023	200,000	187,728
Series MTN, 2.60%, 2/7/2022	275,000	268,075
Series MTN, 3.25%, 5/16/2027	100,000	96,056
Series MTN, 3.30%, 8/23/2029	250,000	233,910
Bank of Nova Scotia:
2.35%, 10/21/2020	100,000	98,384
2.70%, 3/7/2022	100,000	97,513
3 Month USD LIBOR + 1.65%, 4.65%, 12/31/2099 (c)	250,000	234,480
Series BKNT, 2.45%, 3/22/2021	200,000	195,788
Security Description	Principal Amount	Value
Series BKNT, 2.50%, 1/8/2021	$ 250,000	$ 245,737
Barclays Bank PLC 5.14%, 10/14/2020	100,000	102,709
Barclays PLC:
2.65%, 1/11/2021	200,000	196,002
3.20%, 8/10/2021	200,000	196,330
3.68%, 1/10/2023	200,000	194,810
4.38%, 1/12/2026	50,000	48,416
5.25%, 8/17/2045	25,000	24,262
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (c)	200,000	197,620
BB&T Corp.:
Series MTN, 2.15%, 2/1/2021	275,000	267,839
Series MTN, 2.63%, 6/29/2020	50,000	49,547
BNP Paribas SA:
Series BKNT, 5.00%, 1/15/2021	100,000	103,437
Series MTN, 4.25%, 10/15/2024	250,000	247,712
BPCE SA 4.00%, 4/15/2024	250,000	251,340
Branch Banking & Trust Co.:
2.10%, 1/15/2020	250,000	246,917
3.63%, 9/16/2025	25,000	24,546
Canadian Imperial Bank of Commerce:
2.55%, 6/16/2022	50,000	48,307
2.70%, 2/2/2021	85,000	83,676
Capital One Financial Corp.:
2.50%, 5/12/2020	500,000	493,690
3.20%, 1/30/2023	250,000	242,392
3.30%, 10/30/2024	100,000	95,361
3.75%, 7/28/2026	125,000	116,498
3.80%, 1/31/2028	250,000	235,805
Capital One NA Series BKNT, 2.95%, 7/23/2021	75,000	73,850
Citibank NA:
Series BKNT, 2.10%, 6/12/2020	250,000	245,350
Series BKNT, 2.13%, 10/20/2020	275,000	268,463
Citigroup, Inc.:
2.35%, 8/2/2021	50,000	48,447
2.45%, 1/10/2020	300,000	297,351
2.70%, 3/30/2021	175,000	171,966
2.70%, 10/27/2022	250,000	240,422
2.75%, 4/25/2022	300,000	291,237
2.90%, 12/8/2021	250,000	244,775
3.20%, 10/21/2026	300,000	280,065
3.75%, 6/16/2024	25,000	24,775
4.13%, 7/25/2028	70,000	67,551
4.30%, 11/20/2026	50,000	49,230
4.40%, 6/10/2025	250,000	249,947
4.45%, 9/29/2027	150,000	148,248
4.65%, 7/30/2045	25,000	25,198
5.30%, 5/6/2044	50,000	52,318
6.68%, 9/13/2043	175,000	215,621

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (c)	$ 100,000	$ 96,658
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	100,000	95,262
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (c)	250,000	242,727
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (c)	150,000	143,661
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (c)	250,000	234,867
Citizens Bank NA/Providence RI Series BKNT, 2.25%, 10/30/2020	250,000	243,545
Comerica, Inc. 3.70%, 7/31/2023	50,000	49,792
Commonwealth Bank of Australia Series GMTN, 2.55%, 3/15/2021	100,000	97,826
Cooperatieve Rabobank UA:
2.75%, 1/10/2023	250,000	240,377
3.88%, 2/8/2022	50,000	50,405
4.38%, 8/4/2025	250,000	247,225
4.50%, 1/11/2021	50,000	51,169
5.75%, 12/1/2043	50,000	55,976
Series GMTN, 2.50%, 1/19/2021	300,000	294,015
Credit Suisse Group Funding Guernsey, Ltd.:
2.75%, 3/26/2020	300,000	297,264
3.13%, 12/10/2020	450,000	446,350
3.80%, 6/9/2023	150,000	148,205
Deutsche Bank AG:
2.70%, 7/13/2020	275,000	269,241
2.95%, 8/20/2020	50,000	49,060
3.30%, 11/16/2022	250,000	237,665
3.70%, 5/30/2024	50,000	46,911
4.25%, 10/14/2021	200,000	198,708
Discover Bank:
3.35%, 2/6/2023	250,000	242,657
3.45%, 7/27/2026	25,000	23,276
Fifth Third Bancorp 3.95%, 3/14/2028	100,000	98,400
Fifth Third Bank:
Series BKNT, 2.25%, 6/14/2021	50,000	48,579
Series BKNT, 3.35%, 7/26/2021	200,000	199,292
Series BKNT, 3.85%, 3/15/2026	225,000	219,292
Goldman Sachs Group, Inc.:
2.30%, 12/13/2019	350,000	346,934
2.35%, 11/15/2021	175,000	168,543
2.55%, 10/23/2019	25,000	24,885
2.60%, 12/27/2020	250,000	245,917
2.63%, 4/25/2021	150,000	146,871
2.75%, 9/15/2020	250,000	247,270
2.88%, 2/25/2021	25,000	24,657
3.00%, 4/26/2022	250,000	244,772
Security Description	Principal Amount	Value
3.50%, 1/23/2025	$ 50,000	$ 48,408
3.50%, 11/16/2026	250,000	237,310
3.63%, 1/22/2023	25,000	24,872
3.75%, 2/25/2026	50,000	48,618
4.00%, 3/3/2024	50,000	50,142
4.75%, 10/21/2045	50,000	50,752
5.15%, 5/22/2045	250,000	255,680
5.95%, 1/15/2027	50,000	54,865
6.25%, 2/1/2041	200,000	241,856
6.75%, 10/1/2037	150,000	180,539
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (c)	250,000	241,415
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (c)	200,000	184,916
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (c)	350,000	339,258
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (c)	250,000	237,917
3 Month USD LIBOR + 0.82%, 2.88%, 10/31/2022 (c)	275,000	268,114
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (c)	325,000	310,836
Series MTN, 4.80%, 7/8/2044	50,000	51,031
HSBC Holdings PLC:
2.65%, 1/5/2022	325,000	315,481
2.95%, 5/25/2021	250,000	246,547
3.40%, 3/8/2021	275,000	274,301
3.60%, 5/25/2023	250,000	247,415
4.30%, 3/8/2026	250,000	248,712
5.10%, 4/5/2021	50,000	51,942
5.25%, 3/14/2044	200,000	209,298
6.50%, 9/15/2037	200,000	237,286
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (c)	250,000	248,355
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (c)	200,000	198,210
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (c)	250,000	241,325
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (c)	250,000	241,355
Huntington Bancshares, Inc.:
2.30%, 1/14/2022	25,000	23,930
4.00%, 5/15/2025	100,000	99,778
Huntington National Bank Series BKNT, 3.55%, 10/6/2023	250,000	247,082
Industrial & Commercial Bank of China, Ltd. Series MTN, 3.23%, 11/13/2019	50,000	49,851
ING Groep NV 4.55%, 10/2/2028	200,000	199,216
Intesa Sanpaolo SpA 5.25%, 1/12/2024	50,000	49,346
JPMorgan Chase & Co.:
2.20%, 10/22/2019	300,000	297,924
2.25%, 1/23/2020	150,000	148,449
2.40%, 6/7/2021	550,000	536,178

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.55%, 3/1/2021	$ 250,000	$ 245,335
2.70%, 5/18/2023	125,000	120,190
2.95%, 10/1/2026	350,000	325,066
2.97%, 1/15/2023	50,000	48,708
3.38%, 5/1/2023	75,000	73,542
3.88%, 2/1/2024	50,000	50,354
4.13%, 12/15/2026	50,000	49,502
4.25%, 10/1/2027	80,000	79,515
4.85%, 2/1/2044	50,000	52,768
4.95%, 6/1/2045	50,000	52,355
5.40%, 1/6/2042	50,000	56,276
5.50%, 10/15/2040	150,000	171,443
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (c)	75,000	74,240
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (c)	200,000	199,804
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (c)	338,000	327,955
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (c)	185,000	175,084
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (c)	100,000	96,830
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (c)	200,000	181,758
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (c)	200,000	199,300
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (c)	250,000	242,980
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (c)	200,000	186,406
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	200,000	190,766
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	100,000	91,759
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (c)	50,000	46,436
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (c)	100,000	96,456
JPMorgan Chase Bank NA:
3 Month USD LIBOR + 0.28%, 2.60%, 2/1/2021 (c)	250,000	247,872
Series BKNT, 3 Month USD LIBOR + 0.35%, 3.09%, 4/26/2021 (c)	350,000	348,922
KeyBank NA:
Series BKNT, 2.30%, 9/14/2022	250,000	238,660
Series MTN, 3.40%, 5/20/2026	25,000	23,663
KeyCorp. Series MTN, 2.90%, 9/15/2020	100,000	99,285
Landwirtschaftliche Rentenbank:
2.00%, 1/13/2025	25,000	23,364
2.25%, 10/1/2021	50,000	48,879
Series GMTN, 1.75%, 7/27/2026	50,000	44,978
Lloyds Banking Group PLC:
3.00%, 1/11/2022	200,000	194,858
3.75%, 1/11/2027	300,000	282,243
Security Description	Principal Amount	Value
4.05%, 8/16/2023	$ 500,000	$ 496,760
4.34%, 1/9/2048	200,000	173,766
4.65%, 3/24/2026	100,000	98,186
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (c)	200,000	190,634
Manufacturers & Traders Trust Co. Series BKNT, 2.63%, 1/25/2021	250,000	245,877
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	50,000	48,116
2.67%, 7/25/2022	300,000	289,167
2.76%, 9/13/2026	25,000	22,699
3.00%, 2/22/2022	50,000	48,925
3.29%, 7/25/2027	50,000	47,027
3.46%, 3/2/2023	50,000	49,275
3.54%, 7/26/2021	30,000	29,976
3.68%, 2/22/2027	50,000	48,399
3.76%, 7/26/2023	100,000	99,453
3.78%, 3/2/2025	50,000	49,389
3.85%, 3/1/2026	25,000	24,546
3.96%, 3/2/2028	50,000	49,137
4.05%, 9/11/2028	100,000	99,155
4.29%, 7/26/2038	35,000	34,744
Mizuho Financial Group, Inc.:
2.95%, 2/28/2022	200,000	194,794
4.02%, 3/5/2028	200,000	197,606
Morgan Stanley:
2.75%, 5/19/2022	450,000	436,396
2.80%, 6/16/2020	350,000	347,224
3.63%, 1/20/2027	100,000	95,892
3.95%, 4/23/2027	25,000	23,972
4.30%, 1/27/2045	50,000	48,113
4.38%, 1/22/2047	100,000	97,256
6.38%, 7/24/2042	65,000	81,015
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (c)	250,000	248,130
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (c)	100,000	94,845
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (c)	100,000	93,803
Series GMTN, 2.50%, 4/21/2021	225,000	219,730
Series GMTN, 3.13%, 1/23/2023	300,000	292,548
Series GMTN, 3.75%, 2/25/2023	50,000	49,893
Series GMTN, 3.88%, 1/27/2026	125,000	122,719
Series GMTN, 4.00%, 7/23/2025	500,000	497,850
Series GMTN, 4.35%, 9/8/2026	50,000	49,574
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (c)	250,000	240,100
Series MTN, 2.63%, 11/17/2021	250,000	243,020
Series MTN, 3.13%, 7/27/2026	225,000	209,378

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
MUFG Americas Holdings Corp. 2.25%, 2/10/2020	$ 25,000	$ 24,674
National Australia Bank, Ltd.:
1.88%, 7/12/2021	250,000	239,287
2.50%, 7/12/2026	50,000	45,038
2.88%, 4/12/2023	250,000	241,077
Northern Trust Corp.:
3.65%, 8/3/2028	100,000	98,984
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (c)	63,000	58,828
PNC Bank NA:
3.25%, 1/22/2028	250,000	237,955
Series BKNT, 2.15%, 4/29/2021	250,000	242,617
Series BKNT, 2.40%, 10/18/2019	200,000	199,132
Series BKNT, 2.63%, 2/17/2022	250,000	242,907
PNC Financial Services Group, Inc.:
3.15%, 5/19/2027	100,000	94,841
3.30%, 3/8/2022	50,000	49,718
3.90%, 4/29/2024	50,000	49,724
Regions Bank 2.75%, 4/1/2021	250,000	245,222
Regions Financial Corp. 3.20%, 2/8/2021	25,000	24,803
Royal Bank of Canada:
1.88%, 2/5/2020	250,000	246,135
2.30%, 3/22/2021	125,000	122,204
Series GMTN, 2.13%, 3/2/2020	100,000	98,766
Series GMTN, 2.50%, 1/19/2021	100,000	98,363
Series GMTN, 3.20%, 4/30/2021	75,000	74,847
Series GMTN, 4.65%, 1/27/2026	100,000	102,208
Royal Bank of Scotland Group PLC:
3.88%, 9/12/2023	75,000	72,827
5.13%, 5/28/2024	100,000	100,066
6.00%, 12/19/2023	95,000	98,857
6.10%, 6/10/2023	45,000	46,980
6.13%, 12/15/2022	105,000	109,702
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (c)	250,000	242,265
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (c)	250,000	249,282
Santander Holdings USA, Inc.:
3.40%, 1/18/2023	50,000	48,226
3.70%, 3/28/2022	60,000	59,222
4.40%, 7/13/2027	50,000	47,784
4.50%, 7/17/2025	50,000	49,381
Santander UK Group Holdings PLC:
2.88%, 10/16/2020	100,000	98,738
3.57%, 1/10/2023	250,000	242,862
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (c)	$ 200,000	$ 183,896
Skandinaviska Enskilda Banken AB 1.88%, 9/13/2021	50,000	47,747
Sumitomo Mitsui Financial Group, Inc.:
2.44%, 10/19/2021	70,000	67,624
2.78%, 7/12/2022	350,000	338,537
2.78%, 10/18/2022	100,000	96,321
2.85%, 1/11/2022	250,000	243,525
2.93%, 3/9/2021	100,000	98,634
3.01%, 10/19/2026	50,000	46,224
3.10%, 1/17/2023	200,000	194,484
3.36%, 7/12/2027	50,000	47,226
3.75%, 7/19/2023	50,000	49,814
3.78%, 3/9/2026	30,000	29,385
3.94%, 7/19/2028	50,000	49,204
SunTrust Bank:
Series BKNT, 2.25%, 1/31/2020	50,000	49,412
Series BKNT, 2.45%, 8/1/2022	50,000	47,995
Series BKNT, 3.00%, 2/2/2023	100,000	97,471
SunTrust Banks, Inc.:
2.70%, 1/27/2022	50,000	48,548
4.00%, 5/1/2025	100,000	100,164
Svenska Handelsbanken AB:
1.95%, 9/8/2020	168,000	163,714
Series GMTN, 2.40%, 10/1/2020	75,000	73,649
Synchrony Bank Series BKNT, 3.00%, 6/15/2022	250,000	239,744
Synovus Financial Corp. 3.13%, 11/1/2022	15,000	14,404
Toronto-Dominion Bank:
Series GMTN, 2.50%, 12/14/2020	50,000	49,240
Series GMTN, 2.55%, 1/25/2021	100,000	98,464
Series GMTN, 3.15%, 9/17/2020	350,000	350,441
Series GMTN, 3.50%, 7/19/2023	50,000	49,766
Series MTN, 3.25%, 6/11/2021	100,000	99,877
UBS AG Series GMTN, 2.35%, 3/26/2020	100,000	98,794
US Bancorp:
Series MTN, 2.35%, 1/29/2021	100,000	98,231
Series MTN, 3.10%, 4/27/2026	50,000	47,174
Series MTN, 3.60%, 9/11/2024	25,000	24,702
Series V, 2.63%, 1/24/2022	300,000	293,106
US Bank NA Series BKNT, 3.15%, 4/26/2021	350,000	349,027
Wells Fargo & Co.:
2.10%, 7/26/2021	300,000	288,795

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 3/4/2021	$ 50,000	$ 48,948
3.00%, 4/22/2026	250,000	232,577
3.00%, 10/23/2026	250,000	231,687
3.07%, 1/24/2023	250,000	243,810
4.13%, 8/15/2023	25,000	25,294
4.48%, 1/16/2024	25,000	25,718
5.38%, 11/2/2043	150,000	160,799
5.61%, 1/15/2044	325,000	360,184
Series GMTN, 4.30%, 7/22/2027	50,000	49,781
Series GMTN, 4.90%, 11/17/2045	150,000	151,968
Series MTN, 2.63%, 7/22/2022	365,000	352,035
Series MTN, 3.00%, 1/22/2021	50,000	49,589
Series MTN, 3.30%, 9/9/2024	150,000	145,382
Series MTN, 3.55%, 9/29/2025	50,000	48,717
Series MTN, 4.75%, 12/7/2046	450,000	447,615
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (c)	350,000	335,765
Wells Fargo Bank NA:
Series BKNT, 2.15%, 12/6/2019	300,000	297,069
Series BKNT, 2.60%, 1/15/2021	250,000	245,742
Wells Fargo Capital 5.95%, 12/1/2086	25,000	26,712
Westpac Banking Corp.:
2.15%, 3/6/2020	200,000	197,366
2.65%, 1/25/2021	100,000	98,369
2.80%, 1/11/2022	100,000	97,734
2.85%, 5/13/2026	50,000	46,195
3.05%, 5/15/2020	100,000	99,760
3.35%, 3/8/2027	150,000	142,800
3.40%, 1/25/2028	100,000	95,334
3.65%, 5/15/2023	100,000	100,031
		52,097,035
BEVERAGES — 0.7%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 2/1/2021	455,000	448,412
3.30%, 2/1/2023	350,000	345,411
3.65%, 2/1/2026	250,000	242,707
4.70%, 2/1/2036	425,000	425,072
4.90%, 2/1/2046	475,000	478,358
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 7/15/2022	50,000	48,249
3.50%, 1/12/2024	100,000	98,963
3.75%, 1/15/2022	200,000	201,726
3.75%, 7/15/2042	50,000	43,430
4.00%, 4/13/2028	80,000	78,818
4.38%, 4/15/2038	215,000	206,806
4.60%, 4/15/2048	35,000	33,910
4.75%, 4/15/2058	275,000	266,167
4.95%, 1/15/2042	250,000	254,707
Brown-Forman Corp.:
Security Description	Principal Amount	Value
3.50%, 4/15/2025	$ 50,000	$ 49,350
4.00%, 4/15/2038	50,000	49,475
Coca-Cola Co.:
1.55%, 9/1/2021	200,000	191,544
2.20%, 5/25/2022	200,000	192,948
2.25%, 9/1/2026	25,000	22,686
2.88%, 10/27/2025	25,000	23,896
3.20%, 11/1/2023	25,000	24,790
Constellation Brands, Inc.:
2.25%, 11/6/2020	250,000	244,267
2.70%, 5/9/2022	50,000	48,168
3.75%, 5/1/2021	5,000	5,025
3.88%, 11/15/2019	5,000	5,042
4.25%, 5/1/2023	25,000	25,237
4.50%, 5/9/2047	50,000	46,567
Diageo Capital PLC:
2.63%, 4/29/2023	75,000	72,483
3.88%, 5/18/2028	200,000	201,196
Diageo Investment Corp. 4.25%, 5/11/2042	25,000	25,337
Keurig Dr Pepper, Inc. 3.13%, 12/15/2023	50,000	47,661
Maple Escrow Subsidiary, Inc.:
4.06%, 5/25/2023 (a)	50,000	50,063
4.42%, 5/25/2025 (a)	200,000	200,724
5.09%, 5/25/2048 (a)	25,000	25,414
Molson Coors Brewing Co.:
2.10%, 7/15/2021	250,000	240,465
2.25%, 3/15/2020	50,000	49,250
3.00%, 7/15/2026	50,000	45,316
4.20%, 7/15/2046	30,000	26,527
PepsiCo, Inc.:
1.70%, 10/6/2021	150,000	143,892
1.85%, 4/30/2020	25,000	24,588
2.00%, 4/15/2021	250,000	243,292
2.15%, 10/14/2020	50,000	49,202
2.25%, 5/2/2022	300,000	290,088
2.85%, 2/24/2026	85,000	80,798
3.45%, 10/6/2046	150,000	135,019
3.60%, 3/1/2024	25,000	25,246
4.45%, 4/14/2046	75,000	78,757
4.60%, 7/17/2045	25,000	26,678
		6,183,727
BIOTECHNOLOGY — 0.4%
Amgen, Inc.:
1.85%, 8/19/2021	200,000	191,934
2.65%, 5/11/2022	150,000	145,669
3.20%, 11/2/2027	250,000	234,310
3.63%, 5/22/2024	100,000	99,865
4.40%, 5/1/2045	50,000	48,069
4.56%, 6/15/2048	200,000	195,850
4.66%, 6/15/2051	225,000	222,246
6.38%, 6/1/2037	50,000	59,439
Baxalta, Inc.:
2.88%, 6/23/2020	8,000	7,930
4.00%, 6/23/2025	8,000	7,924
Biogen, Inc.:

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.90%, 9/15/2020	$ 25,000	$ 24,874
4.05%, 9/15/2025	50,000	50,175
5.20%, 9/15/2045	275,000	291,747
Celgene Corp.:
2.88%, 8/15/2020	225,000	223,461
2.88%, 2/19/2021	25,000	24,684
3.25%, 2/20/2023	50,000	48,993
3.63%, 5/15/2024	25,000	24,639
3.88%, 8/15/2025	25,000	24,602
3.90%, 2/20/2028	100,000	96,306
4.35%, 11/15/2047	225,000	202,923
4.55%, 2/20/2048	100,000	92,927
4.63%, 5/15/2044	50,000	47,008
Gilead Sciences, Inc.:
1.95%, 3/1/2022	5,000	4,781
2.55%, 9/1/2020	250,000	247,385
2.95%, 3/1/2027	25,000	23,250
3.25%, 9/1/2022	250,000	248,637
3.65%, 3/1/2026	85,000	83,399
4.15%, 3/1/2047	120,000	113,682
4.40%, 12/1/2021	25,000	25,817
4.50%, 2/1/2045	25,000	24,859
4.60%, 9/1/2035	100,000	103,141
4.75%, 3/1/2046	175,000	180,264
4.80%, 4/1/2044	25,000	25,824
		3,446,614
BUILDING MATERIALS — 0.1%
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	50,000	50,258
Johnson Controls International PLC:
4.50%, 2/15/2047	320,000	307,168
3.63%, 7/2/2024 (d)	25,000	24,641
Martin Marietta Materials, Inc. 4.25%, 12/15/2047	100,000	85,732
Masco Corp.:
3.50%, 4/1/2021	30,000	29,770
4.38%, 4/1/2026	170,000	168,333
Owens Corning 4.30%, 7/15/2047	100,000	81,421
Vulcan Materials Co. 4.70%, 3/1/2048 (a)	100,000	92,066
		839,389
CHEMICALS — 0.3%
Celanese US Holdings LLC:
4.63%, 11/15/2022	10,000	10,202
5.88%, 6/15/2021	10,000	10,504
Dow Chemical Co.:
3.00%, 11/15/2022	275,000	268,229
4.25%, 11/15/2020	25,000	25,459
4.25%, 10/1/2034	50,000	47,858
4.38%, 11/15/2042	50,000	47,458
Eastman Chemical Co. 3.80%, 3/15/2025	25,000	24,697
Security Description	Principal Amount	Value
EI du Pont de Nemours & Co.:
2.20%, 5/1/2020	$ 183,000	$ 180,606
3.63%, 1/15/2021	25,000	25,233
4.63%, 1/15/2020	50,000	51,012
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	45,000	45,498
LYB International Finance B.V. 4.88%, 3/15/2044	25,000	24,379
LYB International Finance II B.V. 3.50%, 3/2/2027	250,000	234,160
LyondellBasell Industries NV:
4.63%, 2/26/2055	25,000	22,464
5.75%, 4/15/2024	100,000	107,876
Mosaic Co.:
3.25%, 11/15/2022	250,000	244,015
4.05%, 11/15/2027	250,000	241,702
5.63%, 11/15/2043	25,000	25,598
Nutrien, Ltd.:
3.00%, 4/1/2025	50,000	46,121
4.00%, 12/15/2026	50,000	48,368
4.13%, 3/15/2035	25,000	22,929
PPG Industries, Inc. 2.30%, 11/15/2019	25,000	24,753
Praxair, Inc.:
3.20%, 1/30/2026	25,000	24,333
3.55%, 11/7/2042	25,000	23,078
RPM International, Inc.:
3.75%, 3/15/2027	50,000	47,443
4.25%, 1/15/2048	200,000	175,168
5.25%, 6/1/2045	25,000	25,562
Sherwin-Williams Co.:
2.25%, 5/15/2020	300,000	295,704
2.75%, 6/1/2022	200,000	193,876
3.45%, 6/1/2027	30,000	28,516
4.50%, 6/1/2047	150,000	144,190
Westlake Chemical Corp.:
4.38%, 11/15/2047	150,000	133,884
5.00%, 8/15/2046	100,000	98,237
		2,969,112
COMMERCIAL SERVICES — 0.2%
Automatic Data Processing, Inc. 2.25%, 9/15/2020	20,000	19,735
Ecolab, Inc.:
2.38%, 8/10/2022	150,000	143,931
2.70%, 11/1/2026	150,000	139,077
4.35%, 12/8/2021	20,000	20,584
Equifax, Inc. 3.95%, 6/15/2023	40,000	39,741
George Washington University Series 2018, 4.13%, 9/15/2048	100,000	99,454
Massachusetts Institute of Technology 3.96%, 7/1/2038	50,000	49,783
Moody's Corp.:
2.63%, 1/15/2023	250,000	239,452

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 12/15/2021	$ 200,000	$ 195,420
Northwestern University Series 2017, 3.66%, 12/1/2057	150,000	142,939
President and Fellows of Harvard College 3.15%, 7/15/2046	225,000	196,261
S&P Global, Inc.:
3.30%, 8/14/2020	50,000	50,013
4.50%, 5/15/2048	50,000	49,938
Total System Services, Inc. 4.45%, 6/1/2028	100,000	100,287
University of Southern California 3.03%, 10/1/2039	25,000	22,197
Western Union Co. 4.25%, 6/9/2023	100,000	99,821
		1,608,633
COMPUTERS — 0.7%
Apple, Inc.:
1.55%, 2/7/2020	25,000	24,582
1.55%, 8/4/2021	50,000	47,941
1.80%, 11/13/2019	250,000	247,337
2.00%, 11/13/2020	300,000	294,642
2.25%, 2/23/2021	200,000	196,418
2.40%, 1/13/2023	200,000	192,982
2.40%, 5/3/2023	25,000	24,019
2.45%, 8/4/2026	200,000	184,246
2.50%, 2/9/2022	100,000	97,801
2.75%, 1/13/2025	200,000	191,650
2.85%, 5/6/2021	25,000	24,879
2.85%, 2/23/2023	250,000	245,810
2.85%, 5/11/2024	200,000	193,946
3.00%, 2/9/2024	100,000	97,978
3.00%, 11/13/2027	100,000	94,992
3.20%, 5/11/2027	250,000	241,265
3.25%, 2/23/2026	150,000	146,524
3.75%, 9/12/2047	150,000	141,015
3.75%, 11/13/2047	200,000	187,840
3.85%, 5/4/2043	25,000	24,046
3.85%, 8/4/2046	150,000	143,403
4.38%, 5/13/2045	75,000	77,849
4.50%, 2/23/2036	100,000	107,576
4.65%, 2/23/2046	75,000	81,002
Dell International LLC/EMC Corp.:
4.42%, 6/15/2021 (a)	50,000	50,742
5.45%, 6/15/2023 (a)	325,000	341,516
6.02%, 6/15/2026 (a)	20,000	21,362
8.35%, 7/15/2046 (a)	270,000	336,196
Hewlett Packard Enterprise Co.:
3.60%, 10/15/2020	210,000	210,900
4.40%, 10/15/2022	200,000	204,966
4.90%, 10/15/2025	70,000	71,990
6.20%, 10/15/2035	10,000	10,333
6.35%, 10/15/2045	10,000	10,308
HP, Inc. 4.05%, 9/15/2022	25,000	25,291
Security Description	Principal Amount	Value
IBM Credit LLC 2.20%, 9/8/2022	$ 100,000	$ 95,640
International Business Machines Corp.:
1.90%, 1/27/2020	500,000	493,655
2.25%, 2/19/2021	200,000	195,930
2.88%, 11/9/2022	100,000	97,871
3.63%, 2/12/2024	50,000	50,248
4.70%, 2/19/2046	25,000	27,055
5.88%, 11/29/2032	25,000	29,838
Seagate HDD Cayman:
4.25%, 3/1/2022	150,000	149,068
4.75%, 6/1/2023	50,000	49,864
		5,782,516
COSMETICS/PERSONAL CARE — 0.2%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	30,000	28,925
Series MTN, 3.70%, 8/1/2047	55,000	51,956
Estee Lauder Cos., Inc. 1.80%, 2/7/2020	100,000	98,422
Procter & Gamble Co.:
1.70%, 11/3/2021	100,000	95,972
1.85%, 2/2/2021	50,000	48,651
1.90%, 10/23/2020	250,000	244,580
2.15%, 8/11/2022	150,000	144,378
2.45%, 11/3/2026	150,000	138,699
3.50%, 10/25/2047	100,000	92,704
Unilever Capital Corp.:
1.38%, 7/28/2021	100,000	95,085
2.00%, 7/28/2026	100,000	88,480
2.60%, 5/5/2024	250,000	237,790
2.90%, 5/5/2027	150,000	140,880
3.10%, 7/30/2025	50,000	48,405
		1,554,927
DISTRIBUTION & WHOLESALE — 0.0% (b)
WW Grainger, Inc. 4.60%, 6/15/2045	50,000	52,076
DIVERSIFIED FINANCIAL SERVICES — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.50%, 5/26/2022	150,000	147,129
3.65%, 7/21/2027	150,000	137,427
3.95%, 2/1/2022	150,000	149,610
4.50%, 5/15/2021	300,000	303,980
Air Lease Corp.:
2.75%, 1/15/2023	50,000	47,445
3.00%, 9/15/2023	25,000	23,670
3.25%, 3/1/2025	100,000	93,411
3.63%, 4/1/2027	70,000	64,729
3.88%, 7/3/2023	50,000	49,559
4.25%, 9/15/2024	25,000	24,820

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Aircastle, Ltd.:
4.13%, 5/1/2024	$ 25,000	$ 24,581
5.00%, 4/1/2023	25,000	25,598
5.13%, 3/15/2021	25,000	25,571
5.50%, 2/15/2022	25,000	25,978
6.25%, 12/1/2019	25,000	25,766
7.63%, 4/15/2020	15,000	15,871
American Express Co.:
2.20%, 10/30/2020	60,000	58,734
2.50%, 8/1/2022	250,000	239,775
3.00%, 10/30/2024	100,000	95,417
3.40%, 2/27/2023	200,000	196,932
3.70%, 8/3/2023	50,000	49,751
American Express Credit Corp. Series MTN, 2.25%, 5/5/2021	350,000	340,851
Ameriprise Financial, Inc. 3.70%, 10/15/2024	50,000	49,682
BlackRock, Inc.:
3.20%, 3/15/2027	56,000	53,897
3.50%, 3/18/2024	25,000	25,039
Brookfield Finance, Inc.:
3.90%, 1/25/2028	50,000	47,419
4.70%, 9/20/2047	50,000	48,111
Charles Schwab Corp.:
2.65%, 1/25/2023	100,000	96,680
3.20%, 1/25/2028	50,000	47,262
3.45%, 2/13/2026	50,000	48,943
CME Group, Inc. 3.75%, 6/15/2028	100,000	100,043
Credit Suisse USA, Inc. 7.13%, 7/15/2032	50,000	63,293
Discover Financial Services:
3.85%, 11/21/2022	50,000	49,511
4.10%, 2/9/2027	75,000	71,911
E*TRADE Financial Corp. 2.95%, 8/24/2022	175,000	169,251
Eaton Vance Corp. 3.50%, 4/6/2027	150,000	143,776
GE Capital International Funding Co.:
2.34%, 11/15/2020	200,000	195,450
4.42%, 11/15/2035	550,000	518,875
GLP Capital L.P./GLP Financing II, Inc.:
4.88%, 11/1/2020	55,000	56,039
5.25%, 6/1/2025	20,000	20,324
5.38%, 11/1/2023	20,000	20,694
5.38%, 4/15/2026	40,000	40,620
5.75%, 6/1/2028	20,000	20,728
Intercontinental Exchange, Inc.:
2.75%, 12/1/2020	50,000	49,571
3.10%, 9/15/2027	100,000	94,468
3.75%, 12/1/2025	180,000	179,617
Invesco Finance PLC 3.75%, 1/15/2026	50,000	49,283
Jefferies Group LLC 6.50%, 1/20/2043	50,000	51,423
Security Description	Principal Amount	Value
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
4.15%, 1/23/2030	$ 50,000	$ 44,879
4.85%, 1/15/2027	90,000	88,420
Lazard Group LLC 4.50%, 9/19/2028	100,000	98,499
Mastercard, Inc.:
3.50%, 2/26/2028	30,000	29,610
3.95%, 2/26/2048	30,000	29,664
National Rural Utilities Cooperative Finance Corp.:
2.95%, 2/7/2024	100,000	96,794
3.40%, 2/7/2028	50,000	48,491
4.02%, 11/1/2032	50,000	49,894
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (c)	75,000	75,457
Series MTN, 2.90%, 3/15/2021	50,000	49,627
ORIX Corp.:
2.90%, 7/18/2022	30,000	28,961
3.70%, 7/18/2027	50,000	47,909
Synchrony Financial 4.50%, 7/23/2025	50,000	48,349
TD Ameritrade Holding Corp.:
2.95%, 4/1/2022	150,000	147,097
5.60%, 12/1/2019	25,000	25,716
Visa, Inc.:
2.15%, 9/15/2022	250,000	239,592
2.80%, 12/14/2022	75,000	73,485
3.15%, 12/14/2025	250,000	242,240
3.65%, 9/15/2047	200,000	186,242
4.15%, 12/14/2035	50,000	51,663
4.30%, 12/14/2045	50,000	51,819
		6,232,923
ELECTRIC — 1.6%
AEP Texas, Inc.:
2.40%, 10/1/2022	150,000	143,335
3.80%, 10/1/2047	25,000	22,562
AEP Transmission Co. LLC:
3.75%, 12/1/2047	100,000	91,477
4.25%, 9/15/2048	20,000	20,001
Alabama Power Co.:
3.85%, 12/1/2042	75,000	69,756
Series A, 4.30%, 7/15/2048	65,000	65,086
Ameren Corp. 3.65%, 2/15/2026	50,000	48,562
Ameren Illinois Co.:
3.70%, 12/1/2047	50,000	46,595
3.80%, 5/15/2028	25,000	25,106
4.15%, 3/15/2046	50,000	49,408
American Electric Power Co., Inc. Series F, 2.95%, 12/15/2022	50,000	48,853
Appalachian Power Co.:
4.40%, 5/15/2044	25,000	24,911
7.00%, 4/1/2038	25,000	32,593
Arizona Public Service Co.:
3.75%, 5/15/2046	25,000	22,851
4.20%, 8/15/2048	25,000	24,595

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.35%, 11/15/2045	$ 50,000	$ 50,237
Avangrid, Inc. 3.15%, 12/1/2024	50,000	47,628
Baltimore Gas & Electric Co. 6.35%, 10/1/2036	50,000	61,694
Berkshire Hathaway Energy Co.:
2.40%, 2/1/2020	230,000	228,068
2.80%, 1/15/2023	40,000	38,871
3.25%, 4/15/2028	30,000	28,368
3.75%, 11/15/2023	350,000	352,681
4.45%, 1/15/2049 (a)	350,000	347,833
4.50%, 2/1/2045	50,000	49,956
5.15%, 11/15/2043	150,000	163,290
Black Hills Corp.:
3.15%, 1/15/2027	25,000	22,987
4.35%, 5/1/2033	30,000	29,510
CenterPoint Energy Houston Electric LLC:
3.95%, 3/1/2048	50,000	48,380
Series AA, 3.00%, 2/1/2027	100,000	94,304
Series Z, 2.40%, 9/1/2026	50,000	45,386
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	20,000	19,599
CMS Energy Corp. 3.45%, 8/15/2027	50,000	47,972
Commonwealth Edison Co.:
4.00%, 8/1/2020	100,000	101,295
4.00%, 3/1/2048	125,000	120,522
Series 123, 3.75%, 8/15/2047	150,000	138,513
Connecticut Light & Power Co.:
Series A, 3.20%, 3/15/2027	150,000	143,809
Series A, 4.15%, 6/1/2045	100,000	100,520
Consolidated Edison Co. of New York, Inc.:
3.85%, 6/15/2046	50,000	46,552
4.45%, 3/15/2044	75,000	76,396
4.50%, 5/15/2058	100,000	99,159
Series 06-B, 6.20%, 6/15/2036	25,000	30,469
Consolidated Edison, Inc. 2.00%, 5/15/2021	180,000	173,963
Consumers Energy Co.:
3.25%, 8/15/2046	50,000	42,705
4.05%, 5/15/2048	100,000	98,518
Dominion Energy, Inc.:
2.58%, 7/1/2020	300,000	296,100
4.10%, 4/1/2021 (d)	150,000	151,615
4.70%, 12/1/2044	130,000	131,270
Series B, 2.75%, 1/15/2022	150,000	146,035
Series D, 2.85%, 8/15/2026	25,000	22,767
DTE Electric Co. 3.70%, 6/1/2046	75,000	69,374
DTE Energy Co.:
2.40%, 12/1/2019	25,000	24,745
Series B, 3.30%, 6/15/2022	175,000	172,186
Series D, 3.70%, 8/1/2023	50,000	49,915
Duke Energy Carolinas LLC:
3.88%, 3/15/2046	150,000	140,610
4.25%, 12/15/2041	130,000	129,819
Security Description	Principal Amount	Value
Duke Energy Corp.:
2.40%, 8/15/2022	$ 200,000	$ 191,424
2.65%, 9/1/2026	50,000	45,243
3.15%, 8/15/2027	100,000	93,285
3.75%, 9/1/2046	150,000	132,163
3.95%, 8/15/2047	150,000	136,129
Duke Energy Florida LLC:
3.20%, 1/15/2027	250,000	240,197
6.40%, 6/15/2038	50,000	63,763
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	28,000	25,532
Duke Energy Progress LLC:
2.80%, 5/15/2022	100,000	98,052
3.60%, 9/15/2047	50,000	44,885
3.70%, 9/1/2028	50,000	49,557
4.20%, 8/15/2045	150,000	147,639
Edison International:
2.95%, 3/15/2023	50,000	47,889
4.13%, 3/15/2028	50,000	49,494
Emera US Finance L.P. 4.75%, 6/15/2046	130,000	128,085
Enel Chile SA 4.88%, 6/12/2028	50,000	50,295
Entergy Corp.:
2.95%, 9/1/2026	50,000	45,907
4.00%, 7/15/2022	50,000	50,591
Entergy Louisiana LLC:
3.05%, 6/1/2031	25,000	22,783
3.25%, 4/1/2028	200,000	190,102
Entergy Mississippi, Inc. 2.85%, 6/1/2028	25,000	22,882
Eversource Energy:
Series K, 2.75%, 3/15/2022	50,000	48,935
Series L, 2.90%, 10/1/2024	250,000	238,595
Exelon Corp.:
3.40%, 4/15/2026	100,000	95,457
3.50%, 6/1/2022	200,000	196,534
3.95%, 6/15/2025	50,000	49,761
5.10%, 6/15/2045	330,000	348,480
Exelon Generation Co. LLC 3.40%, 3/15/2022	250,000	247,520
FirstEnergy Corp.:
Series B, 3.90%, 7/15/2027	280,000	272,532
Series B, 4.25%, 3/15/2023	10,000	10,118
Series C, 4.85%, 7/15/2047	50,000	51,237
Series C, 7.38%, 11/15/2031	20,000	25,838
Florida Power & Light Co.:
3.25%, 6/1/2024	25,000	24,701
3.95%, 3/1/2048	85,000	83,212
4.05%, 10/1/2044	50,000	49,590
4.13%, 6/1/2048	100,000	100,051
Fortis, Inc. 3.06%, 10/4/2026	50,000	45,854
Indiana Michigan Power Co. 4.25%, 8/15/2048	15,000	14,818
Interstate Power & Light Co.:
3.70%, 9/15/2046	50,000	44,935
4.10%, 9/26/2028	50,000	50,306

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
ITC Holdings Corp. 3.35%, 11/15/2027	$ 50,000	$ 46,776
Kansas City Power & Light Co.:
4.20%, 6/15/2047	25,000	23,918
4.20%, 3/15/2048	50,000	48,124
MidAmerican Energy Co. 3.95%, 8/1/2047	150,000	144,736
NextEra Energy Capital Holdings, Inc.:
2.80%, 1/15/2023	150,000	144,981
3.55%, 5/1/2027	100,000	96,113
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (c)	25,000	23,521
Series H, 3.34%, 9/1/2020	25,000	25,055
Northern States Power Co. 3.60%, 9/15/2047	50,000	45,421
NSTAR Electric Co. 3.20%, 5/15/2027	50,000	47,819
Oklahoma Gas & Electric Co. 3.80%, 8/15/2028	50,000	49,288
Oncor Electric Delivery Co. LLC:
3.70%, 11/15/2028 (a)	100,000	99,660
3.80%, 9/30/2047	100,000	94,413
7.50%, 9/1/2038	50,000	70,232
Pacific Gas & Electric Co.:
2.95%, 3/1/2026	50,000	45,571
3.25%, 6/15/2023	50,000	48,297
3.30%, 3/15/2027	150,000	138,289
3.95%, 12/1/2047	200,000	174,236
4.25%, 8/1/2023 (a)	175,000	175,870
4.65%, 8/1/2028 (a)	100,000	101,005
4.75%, 2/15/2044	50,000	48,843
6.05%, 3/1/2034	50,000	56,438
PECO Energy Co. 3.90%, 3/1/2048	125,000	119,050
PPL Capital Funding, Inc.:
3.50%, 12/1/2022	75,000	74,204
4.00%, 9/15/2047	250,000	224,855
5.00%, 3/15/2044	50,000	52,236
PPL Electric Utilities Corp. 3.95%, 6/1/2047	50,000	47,986
PSEG Power LLC 3.85%, 6/1/2023	50,000	49,724
Public Service Co. of Colorado:
3.20%, 11/15/2020	25,000	25,009
3.80%, 6/15/2047	150,000	141,513
Public Service Electric & Gas Co.:
Series MTN, 1.90%, 3/15/2021	50,000	48,412
Series MTN, 3.60%, 12/1/2047	100,000	91,470
Series MTN, 3.65%, 9/1/2042	50,000	46,873
Series MTN, 3.70%, 5/1/2028	50,000	49,665
Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	100,000	95,999
Puget Sound Energy, Inc.:
4.22%, 6/15/2048	65,000	65,335
5.80%, 3/15/2040	50,000	60,322
Security Description	Principal Amount	Value
San Diego Gas & Electric Co. Series RRR, 3.75%, 6/1/2047	$ 50,000	$ 45,497
Sempra Energy:
2.40%, 2/1/2020	220,000	217,545
2.90%, 2/1/2023	15,000	14,490
3.25%, 6/15/2027	50,000	46,436
3.40%, 2/1/2028	30,000	28,034
3.80%, 2/1/2038	50,000	45,009
4.00%, 2/1/2048	30,000	26,719
Sierra Pacific Power Co. 2.60%, 5/1/2026	50,000	46,019
South Carolina Electric & Gas Co.:
3.50%, 8/15/2021	55,000	54,790
4.10%, 6/15/2046	50,000	45,711
4.50%, 6/1/2064	35,000	32,057
Southern California Edison Co.:
4.00%, 4/1/2047	191,000	178,614
4.50%, 9/1/2040	25,000	25,218
Series 13-A, 3.90%, 3/15/2043	50,000	46,152
Series B, 3.65%, 3/1/2028	100,000	97,638
Series C, 3.60%, 2/1/2045	50,000	44,219
Series D, 3.40%, 6/1/2023	50,000	49,580
Southern Co.:
2.35%, 7/1/2021	75,000	72,700
3.25%, 7/1/2026	250,000	233,197
4.25%, 7/1/2036	250,000	238,197
Series B, 3 Month USD LIBOR + 3.63%, 5.50%, 3/15/2057 (c)	50,000	50,250
Southern Power Co. Series F, 4.95%, 12/15/2046	150,000	147,679
Southwestern Electric Power Co.:
Series K, 2.75%, 10/1/2026	50,000	45,748
Series M, 4.10%, 9/15/2028	25,000	25,028
Southwestern Public Service Co. 3.30%, 6/15/2024	50,000	49,022
Tampa Electric Co. 4.30%, 6/15/2048	50,000	49,613
Union Electric Co. 4.00%, 4/1/2048	50,000	48,419
Virginia Electric & Power Co.:
3.45%, 2/15/2024	50,000	49,413
8.88%, 11/15/2038	50,000	77,356
Series B, 2.95%, 11/15/2026	30,000	28,282
WEC Energy Group, Inc.:
3.38%, 6/15/2021	65,000	64,989
3.55%, 6/15/2025	25,000	24,560
Westar Energy, Inc. 4.13%, 3/1/2042	30,000	29,455
Xcel Energy, Inc.:
2.60%, 3/15/2022	200,000	193,890
4.00%, 6/15/2028	50,000	50,053
		14,256,521
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (b)
Emerson Electric Co.:
2.63%, 12/1/2021	50,000	49,289

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.63%, 2/15/2023	$ 25,000	$ 24,135
Hubbell, Inc. 3.35%, 3/1/2026	50,000	47,369
		120,793
ELECTRONICS — 0.1%
Allegion US Holding Co., Inc. 3.55%, 10/1/2027	50,000	45,367
Arrow Electronics, Inc.:
3.25%, 9/8/2024	50,000	47,225
3.88%, 1/12/2028	25,000	23,321
Corning, Inc.:
4.38%, 11/15/2057	25,000	21,940
5.75%, 8/15/2040	25,000	28,129
Fortive Corp. 3.15%, 6/15/2026	50,000	46,564
Honeywell International, Inc.:
1.40%, 10/30/2019	150,000	147,789
2.50%, 11/1/2026	150,000	138,684
3.35%, 12/1/2023	50,000	49,901
Jabil, Inc. 3.95%, 1/12/2028	25,000	23,577
Keysight Technologies, Inc. 4.60%, 4/6/2027	30,000	30,013
Trimble, Inc. 4.90%, 6/15/2028	50,000	50,296
Tyco Electronics Group SA 3.70%, 2/15/2026	50,000	48,970
		701,776
ENGINEERING & CONSTRUCTION — 0.0% (b)
Fluor Corp. 4.25%, 9/15/2028	100,000	97,867
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
2.90%, 7/1/2026	45,000	41,798
3.38%, 11/15/2027	60,000	57,070
3.55%, 6/1/2022	25,000	24,985
3.95%, 5/15/2028	150,000	148,984
Waste Management, Inc.:
2.40%, 5/15/2023	150,000	143,069
3.15%, 11/15/2027	200,000	190,464
3.50%, 5/15/2024	25,000	24,766
3.90%, 3/1/2035	50,000	48,546
		679,682
FOOD — 0.4%
Campbell Soup Co.:
3.30%, 3/15/2021	35,000	34,759
3.65%, 3/15/2023	50,000	48,981
3.95%, 3/15/2025	100,000	96,674
4.15%, 3/15/2028	50,000	47,668
4.80%, 3/15/2048	20,000	18,211
General Mills, Inc.:
2.20%, 10/21/2019	25,000	24,758
Security Description	Principal Amount	Value
3.20%, 4/16/2021	$ 10,000	$ 9,940
3.20%, 2/10/2027	100,000	91,764
3.65%, 2/15/2024	50,000	49,187
3.70%, 10/17/2023	20,000	19,881
4.20%, 4/17/2028	25,000	24,641
4.55%, 4/17/2038	10,000	9,603
4.70%, 4/17/2048	320,000	307,424
Hershey Co.:
3.20%, 8/21/2025	25,000	24,249
3.38%, 5/15/2023	50,000	49,965
JM Smucker Co.:
2.20%, 12/6/2019	100,000	98,899
2.50%, 3/15/2020	25,000	24,761
3.38%, 12/15/2027	100,000	92,736
4.25%, 3/15/2035	50,000	46,937
Kellogg Co.:
4.15%, 11/15/2019	25,000	25,304
4.30%, 5/15/2028	100,000	99,322
4.50%, 4/1/2046	100,000	94,962
Kraft Heinz Foods Co.:
2.80%, 7/2/2020	100,000	98,976
3.00%, 6/1/2026	150,000	136,564
3.50%, 7/15/2022	50,000	49,688
3.95%, 7/15/2025	50,000	49,226
4.38%, 6/1/2046	50,000	44,016
5.00%, 7/15/2035	250,000	246,845
5.20%, 7/15/2045	200,000	195,266
6.88%, 1/26/2039	50,000	58,607
Kroger Co.:
2.65%, 10/15/2026	50,000	44,624
2.80%, 8/1/2022	200,000	193,478
3.70%, 8/1/2027	35,000	33,496
3.85%, 8/1/2023	75,000	75,220
4.45%, 2/1/2047	100,000	91,632
4.65%, 1/15/2048	100,000	94,526
McCormick & Co., Inc.:
2.70%, 8/15/2022	200,000	193,662
3.40%, 8/15/2027	250,000	237,785
Mondelez International, Inc. 4.00%, 2/1/2024	100,000	100,655
Sysco Corp.:
3.25%, 7/15/2027	50,000	46,980
3.30%, 7/15/2026	100,000	95,306
3.55%, 3/15/2025	50,000	48,907
3.75%, 10/1/2025	5,000	4,932
4.45%, 3/15/2048	50,000	48,923
4.85%, 10/1/2045	5,000	5,159
Tyson Foods, Inc.:
3.55%, 6/2/2027	150,000	141,501
4.50%, 6/15/2022	30,000	30,891
4.55%, 6/2/2047	285,000	266,401
		3,973,892
FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	200,000	188,914

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 8/1/2024	$ 50,000	$ 50,147
Fibria Overseas Finance, Ltd. 5.50%, 1/17/2027	25,000	24,777
Georgia-Pacific LLC 7.75%, 11/15/2029	25,000	32,957
International Paper Co.:
3.00%, 2/15/2027	150,000	137,712
3.65%, 6/15/2024	25,000	24,740
4.35%, 8/15/2048	150,000	137,257
4.40%, 8/15/2047	50,000	46,097
5.00%, 9/15/2035	100,000	101,901
		744,502
GAS — 0.1%
Atmos Energy Corp.:
3.00%, 6/15/2027	150,000	141,534
4.15%, 1/15/2043	25,000	24,416
CenterPoint Energy Resources Corp. 3.55%, 4/1/2023	100,000	98,708
Dominion Energy Gas Holdings LLC:
2.80%, 11/15/2020	50,000	49,286
3.60%, 12/15/2024	50,000	48,914
4.80%, 11/1/2043	25,000	25,255
National Fuel Gas Co. 3.95%, 9/15/2027	50,000	46,122
NiSource, Inc.:
3.49%, 5/15/2027	50,000	47,415
3.65%, 6/15/2023 (a)	25,000	24,690
4.38%, 5/15/2047	150,000	143,530
4.80%, 2/15/2044	30,000	30,325
Southern California Gas Co.:
3.15%, 9/15/2024	25,000	24,367
3.20%, 6/15/2025	50,000	48,456
3.75%, 9/15/2042	30,000	28,007
5.13%, 11/15/2040	25,000	27,941
Series VV, 4.30%, 1/15/2049	50,000	51,120
Southern Co. Gas Capital Corp. 4.40%, 5/30/2047	150,000	142,537
Southwest Gas Corp. 3.70%, 4/1/2028	25,000	24,473
		1,027,096
HAND & MACHINE TOOLS — 0.0% (b)
Kennametal, Inc. 4.63%, 6/15/2028	50,000	48,923
HEALTH CARE PRODUCTS — 0.5%
Abbott Laboratories:
2.90%, 11/30/2021	50,000	49,334
2.95%, 3/15/2025	75,000	71,690
3.40%, 11/30/2023	50,000	49,839
3.75%, 11/30/2026	150,000	149,446
4.75%, 11/30/2036	250,000	266,007
4.75%, 4/15/2043	25,000	26,362
4.90%, 11/30/2046	300,000	325,872
Security Description	Principal Amount	Value
Baxter International, Inc. 3.50%, 8/15/2046	$ 50,000	$ 42,152
Becton Dickinson and Co.:
2.40%, 6/5/2020	20,000	19,685
2.68%, 12/15/2019	44,000	43,741
2.89%, 6/6/2022	235,000	226,751
3.36%, 6/6/2024	50,000	48,294
3.70%, 6/6/2027	250,000	238,952
3.73%, 12/15/2024	50,000	48,959
4.67%, 6/6/2047	210,000	208,736
4.69%, 12/15/2044	25,000	24,681
Boston Scientific Corp.:
3.38%, 5/15/2022	50,000	49,410
4.00%, 3/1/2028	150,000	148,306
Covidien International Finance SA 3.20%, 6/15/2022	50,000	49,531
Danaher Corp. 2.40%, 9/15/2020	45,000	44,336
Medtronic, Inc.:
2.50%, 3/15/2020	250,000	248,277
3.15%, 3/15/2022	150,000	148,942
3.50%, 3/15/2025	150,000	148,693
4.38%, 3/15/2035	75,000	77,488
4.63%, 3/15/2045	175,000	185,155
5.55%, 3/15/2040	25,000	29,020
Stryker Corp.:
3.38%, 11/1/2025	25,000	24,030
3.50%, 3/15/2026	25,000	24,210
3.65%, 3/7/2028	50,000	48,385
4.63%, 3/15/2046	25,000	25,261
Thermo Fisher Scientific, Inc.:
3.00%, 4/15/2023	250,000	242,452
3.30%, 2/15/2022	50,000	49,573
4.10%, 8/15/2047	350,000	327,820
4.15%, 2/1/2024	25,000	25,483
Zimmer Biomet Holdings, Inc.:
2.70%, 4/1/2020	250,000	247,552
3.55%, 4/1/2025	100,000	95,876
		4,080,301
HEALTH CARE SERVICES — 0.5%
Aetna, Inc.:
2.80%, 6/15/2023	200,000	191,556
3.88%, 8/15/2047	100,000	88,183
4.13%, 11/15/2042	25,000	22,886
Anthem, Inc.:
2.50%, 11/21/2020	15,000	14,768
2.95%, 12/1/2022	50,000	48,605
3.30%, 1/15/2023	50,000	49,222
3.35%, 12/1/2024	50,000	48,475
3.50%, 8/15/2024	25,000	24,440
3.65%, 12/1/2027	130,000	123,672
4.10%, 3/1/2028	100,000	98,381
4.38%, 12/1/2047	130,000	122,924
4.55%, 3/1/2048	50,000	48,547
4.65%, 1/15/2043	50,000	49,229

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Ascension Health 3.95%, 11/15/2046	$ 150,000	$ 145,684
Catholic Health Initiatives 4.35%, 11/1/2042	25,000	22,681
Cigna Corp. 3.05%, 10/15/2027	50,000	45,116
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	50,000	48,250
Halfmoon Parent, Inc.:
3.40%, 9/17/2021 (a)	40,000	39,852
3.75%, 7/15/2023 (a)	330,000	329,667
4.38%, 10/15/2028 (a)	60,000	59,831
4.80%, 8/15/2038 (a)	60,000	60,210
4.90%, 12/15/2048 (a)	295,000	294,885
Howard Hughes Medical Institute 3.50%, 9/1/2023	25,000	25,160
Humana, Inc.:
2.50%, 12/15/2020	25,000	24,539
2.63%, 10/1/2019	50,000	49,803
2.90%, 12/15/2022	150,000	145,309
4.80%, 3/15/2047	100,000	102,454
4.95%, 10/1/2044	50,000	52,040
Kaiser Foundation Hospitals 3.50%, 4/1/2022	50,000	50,077
Laboratory Corp. of America Holdings:
2.63%, 2/1/2020	25,000	24,814
3.25%, 9/1/2024	100,000	95,786
4.70%, 2/1/2045	25,000	24,335
Memorial Sloan-Kettering Cancer Center 4.13%, 7/1/2052	25,000	24,498
Northwell Healthcare, Inc. 4.26%, 11/1/2047	50,000	47,485
Partners Healthcare System, Inc. Series 2017, 3.77%, 7/1/2048	100,000	90,865
Quest Diagnostics, Inc. 4.70%, 3/30/2045	25,000	24,504
UnitedHealth Group, Inc.:
1.95%, 10/15/2020	200,000	195,536
2.13%, 3/15/2021	150,000	146,389
2.38%, 10/15/2022	100,000	95,941
2.70%, 7/15/2020	105,000	104,335
2.88%, 3/15/2022	25,000	24,626
3.10%, 3/15/2026	50,000	47,934
3.38%, 4/15/2027	100,000	97,071
3.75%, 7/15/2025	5,000	5,015
3.75%, 10/15/2047	50,000	46,389
4.25%, 4/15/2047	100,000	100,097
4.63%, 7/15/2035	200,000	213,306
4.75%, 7/15/2045	230,000	246,192
6.88%, 2/15/2038	25,000	33,365
		4,114,929
HOME BUILDERS — 0.0% (b)
DR Horton, Inc.:
2.55%, 12/1/2020	25,000	24,429
Security Description	Principal Amount	Value
4.00%, 2/15/2020	$ 15,000	$ 15,075
		39,504
HOME FURNISHINGS — 0.0% (b)
Whirlpool Corp. 4.50%, 6/1/2046	25,000	22,088
HOUSEHOLD PRODUCTS & WARES — 0.0% (b)
Clorox Co.:
3.10%, 10/1/2027	50,000	46,904
3.90%, 5/15/2028	50,000	49,857
Kimberly-Clark Corp.:
2.75%, 2/15/2026	25,000	23,468
3.90%, 5/4/2047	50,000	47,970
		168,199
HOUSEWARES — 0.0% (b)
Newell Brands, Inc.:
3.15%, 4/1/2021	50,000	49,176
3.85%, 4/1/2023	50,000	48,921
4.20%, 4/1/2026	50,000	47,537
5.38%, 4/1/2036	150,000	145,141
5.50%, 4/1/2046	50,000	47,590
		338,365
INSURANCE — 0.7%
Aflac, Inc. 3.63%, 6/15/2023	50,000	50,117
Alleghany Corp. 4.90%, 9/15/2044	50,000	49,697
Allstate Corp.:
4.20%, 12/15/2046	50,000	48,790
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (c)	25,000	25,861
American Financial Group, Inc.:
3.50%, 8/15/2026	15,000	13,979
4.50%, 6/15/2047	100,000	92,605
American International Group, Inc.:
3.30%, 3/1/2021	300,000	299,208
3.88%, 1/15/2035	200,000	180,748
3.90%, 4/1/2026	30,000	29,339
4.50%, 7/16/2044	50,000	47,480
4.88%, 6/1/2022	50,000	52,077
Series A-9, 3 Month USD LIBOR + 2.87%, 5.75%, 4/1/2048 (c)	100,000	97,276
Aon PLC:
3.50%, 6/14/2024	50,000	48,870
3.88%, 12/15/2025	150,000	148,444
Assurant, Inc.:
4.20%, 9/27/2023	100,000	99,639
4.90%, 3/27/2028	50,000	49,818
Athene Holding, Ltd. 4.13%, 1/12/2028	100,000	93,596
AXA Equitable Holdings, Inc.:

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.90%, 4/20/2023 (a)	$ 150,000	$ 148,749
4.35%, 4/20/2028 (a)	150,000	145,201
5.00%, 4/20/2048 (a)	100,000	93,675
Berkshire Hathaway Finance Corp. 4.20%, 8/15/2048	100,000	99,407
Berkshire Hathaway, Inc.:
2.20%, 3/15/2021	155,000	151,985
2.75%, 3/15/2023	50,000	48,827
3.00%, 2/11/2023	25,000	24,820
3.13%, 3/15/2026	55,000	52,966
4.50%, 2/11/2043	180,000	187,533
Brighthouse Financial, Inc.:
3.70%, 6/22/2027	150,000	133,264
4.70%, 6/22/2047	150,000	123,946
Chubb INA Holdings, Inc.:
2.30%, 11/3/2020	200,000	196,336
2.88%, 11/3/2022	50,000	48,888
3.35%, 5/3/2026	250,000	242,880
4.15%, 3/13/2043	25,000	24,680
4.35%, 11/3/2045	125,000	127,270
CNA Financial Corp.:
3.45%, 8/15/2027	100,000	92,557
4.50%, 3/1/2026	25,000	25,265
Fairfax Financial Holdings, Ltd. 4.85%, 4/17/2028 (a)	100,000	98,691
Fidelity National Financial, Inc. 4.50%, 8/15/2028 (a)	50,000	49,010
First American Financial Corp. 4.60%, 11/15/2024	25,000	24,999
Hartford Financial Services Group, Inc.:
4.40%, 3/15/2048	100,000	96,392
5.13%, 4/15/2022	25,000	26,234
Lincoln National Corp.:
3.80%, 3/1/2028	35,000	33,759
4.00%, 9/1/2023	15,000	15,157
4.35%, 3/1/2048	50,000	46,519
6.30%, 10/9/2037	50,000	58,802
Loews Corp. 3.75%, 4/1/2026	50,000	49,475
Manulife Financial Corp. USD 5 Year Swap Rate + 1.65%, 4.06%, 2/24/2032 (c)	50,000	47,642
Markel Corp. 3.50%, 11/1/2027	50,000	46,539
Marsh & McLennan Cos., Inc.:
2.75%, 1/30/2022	30,000	29,222
3.30%, 3/14/2023	150,000	146,836
3.75%, 3/14/2026	25,000	24,543
Mercury General Corp. 4.40%, 3/15/2027	50,000	48,142
MetLife, Inc.:
3.60%, 4/10/2024	300,000	301,155
4.05%, 3/1/2045	150,000	140,599
4.88%, 11/13/2043	200,000	210,310
6.40%, 12/15/2036	100,000	106,175
Series D, 4.37%, 9/15/2023	50,000	51,853
Security Description	Principal Amount	Value
Principal Financial Group, Inc. 3 Month USD LIBOR + 3.04%, 4.70%, 5/15/2055 (c)	$ 75,000	$ 75,427
Progressive Corp.:
3.75%, 8/23/2021	50,000	50,449
4.20%, 3/15/2048	100,000	98,606
Prudential Financial, Inc.:
3.94%, 12/7/2049	100,000	89,956
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (c)	200,000	199,784
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (c)	80,000	83,080
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (c)	170,000	157,928
Series MTN, 3.50%, 5/15/2024	50,000	49,966
Series MTN, 4.60%, 5/15/2044	75,000	75,652
Series MTN, 6.63%, 6/21/2040	25,000	31,244
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	30,000	28,109
Torchmark Corp. 4.55%, 9/15/2028	25,000	25,115
Travelers Cos., Inc.:
3.75%, 5/15/2046	10,000	9,193
4.00%, 5/30/2047	80,000	76,450
4.05%, 3/7/2048	100,000	96,336
Series MTN, 6.25%, 6/15/2037	25,000	30,878
Trinity Acquisition PLC 4.40%, 3/15/2026	26,000	25,906
Voya Financial, Inc. 3.65%, 6/15/2026	50,000	47,687
Willis North America, Inc.:
3.60%, 5/15/2024	50,000	48,577
4.50%, 9/15/2028	50,000	49,990
XLIT, Ltd. 5.50%, 3/31/2045	125,000	132,035
		6,530,215
INTERNET — 0.3%
Alibaba Group Holding, Ltd.:
2.50%, 11/28/2019	200,000	198,862
3.13%, 11/28/2021	25,000	24,695
3.40%, 12/6/2027	200,000	186,866
3.60%, 11/28/2024	75,000	73,688
4.20%, 12/6/2047	60,000	54,535
Alphabet, Inc.:
2.00%, 8/15/2026	250,000	225,157
3.63%, 5/19/2021	50,000	50,764
Amazon.com, Inc.:
1.90%, 8/21/2020	165,000	161,749
2.40%, 2/22/2023	200,000	192,116
2.50%, 11/29/2022	25,000	24,226
2.60%, 12/5/2019	75,000	74,839
2.80%, 8/22/2024	100,000	96,534
3.15%, 8/22/2027	100,000	95,871
3.30%, 12/5/2021	200,000	201,012
3.80%, 12/5/2024	30,000	30,591
3.88%, 8/22/2037	125,000	122,259
4.05%, 8/22/2047	125,000	122,877

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 8/22/2057	$ 135,000	$ 134,726
4.95%, 12/5/2044	125,000	139,974
5.20%, 12/3/2025	50,000	54,906
Baidu, Inc. 2.88%, 7/6/2022	250,000	240,287
eBay, Inc.:
2.75%, 1/30/2023	150,000	144,343
3.45%, 8/1/2024	25,000	24,382
3.80%, 3/9/2022	50,000	50,373
Expedia Group, Inc. 3.80%, 2/15/2028	50,000	46,086
		2,771,718
INVESTMENT COMPANY SECURITY — 0.0% (b)
Ares Capital Corp.:
3.50%, 2/10/2023	50,000	47,793
4.25%, 3/1/2025	50,000	47,813
Prospect Capital Corp. 5.88%, 3/15/2023	25,000	25,476
		121,082
IRON/STEEL — 0.1%
ArcelorMittal:
5.25%, 8/5/2020	40,000	41,100
5.50%, 3/1/2021	30,000	30,937
6.13%, 6/1/2025	20,000	21,638
6.25%, 2/25/2022	30,000	32,100
7.00%, 10/15/2039	31,000	35,940
Nucor Corp.:
4.00%, 8/1/2023	25,000	25,484
5.20%, 8/1/2043	50,000	54,528
Vale Overseas, Ltd.:
4.38%, 1/11/2022	8,000	8,082
6.25%, 8/10/2026	150,000	164,028
6.88%, 11/10/2039	300,000	350,661
8.25%, 1/17/2034	25,000	31,791
		796,289
LEISURE TIME — 0.0% (b)
Royal Caribbean Cruises, Ltd. 3.70%, 3/15/2028	150,000	139,317
LODGING — 0.1%
Hyatt Hotels Corp. 4.38%, 9/15/2028	50,000	49,160
Marriott International, Inc.:
2.30%, 1/15/2022	150,000	143,833
2.88%, 3/1/2021	50,000	49,313
3.75%, 3/15/2025	25,000	24,468
Sands China, Ltd. 5.13%, 8/8/2025 (a)	250,000	250,055
		516,829
MACHINERY, CONSTRUCTION & MINING — 0.1%
ABB Finance USA, Inc.:
2.88%, 5/8/2022	50,000	49,133
3.80%, 4/3/2028	100,000	100,239
Security Description	Principal Amount	Value
Caterpillar Financial Services Corp.:
1.70%, 8/9/2021	$ 150,000	$ 143,943
Series GMTN, 1.85%, 9/4/2020	150,000	146,424
Series MTN, 2.10%, 1/10/2020	300,000	296,736
Series MTN, 2.40%, 6/6/2022	150,000	145,179
Series MTN, 3.75%, 11/24/2023	25,000	25,319
Caterpillar, Inc.:
3.80%, 8/15/2042	125,000	119,476
4.75%, 5/15/2064	25,000	26,344
		1,052,793
MACHINERY-DIVERSIFIED — 0.1%
CNH Industrial Capital LLC:
3.88%, 10/15/2021	10,000	9,900
4.20%, 1/15/2024	100,000	99,669
4.38%, 11/6/2020	15,000	15,169
4.38%, 4/5/2022	15,000	15,065
4.88%, 4/1/2021	15,000	15,375
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	15,000	14,231
Deere & Co.:
2.60%, 6/8/2022	25,000	24,392
3.90%, 6/9/2042	225,000	221,510
John Deere Capital Corp.:
Series GMTN, 3.45%, 6/7/2023	25,000	24,979
Series MTN, 2.15%, 9/8/2022	150,000	143,188
Series MTN, 2.38%, 7/14/2020	25,000	24,680
Series MTN, 2.80%, 3/6/2023	150,000	146,643
Series MTN, 3.40%, 9/11/2025	25,000	24,587
Series MTN, 3.45%, 3/13/2025	100,000	98,870
Nvent Finance Sarl 4.55%, 4/15/2028 (a)	50,000	48,680
Roper Technologies, Inc.:
2.80%, 12/15/2021	50,000	48,851
3.80%, 12/15/2026	30,000	29,175
4.20%, 9/15/2028	65,000	64,524
Wabtec Corp.:
4.15%, 3/15/2024	50,000	49,666
4.70%, 9/15/2028	50,000	49,332
		1,168,486
MEDIA — 0.9%
21st Century Fox America, Inc.:
3.38%, 11/15/2026	100,000	97,593
3.70%, 10/15/2025	100,000	99,475
4.00%, 10/1/2023	100,000	101,586
5.40%, 10/1/2043	75,000	87,808
6.15%, 2/15/2041	350,000	444,727
CBS Corp.:
2.50%, 2/15/2023	50,000	47,123
2.90%, 1/15/2027	125,000	111,859
3.70%, 6/1/2028 (a)	50,000	46,897

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/2020	$ 65,000	$ 64,837
4.20%, 3/15/2028	250,000	238,810
4.46%, 7/23/2022	150,000	152,455
4.50%, 2/1/2024	100,000	100,568
4.91%, 7/23/2025	50,000	50,833
5.38%, 5/1/2047	150,000	143,043
5.75%, 4/1/2048	250,000	249,697
6.48%, 10/23/2045	185,000	198,923
Comcast Corp.:
2.75%, 3/1/2023	175,000	169,228
3.00%, 2/1/2024	350,000	337,204
3.15%, 3/1/2026	225,000	212,125
3.15%, 2/15/2028	200,000	185,474
3.20%, 7/15/2036	250,000	210,065
3.30%, 2/1/2027	150,000	141,645
3.40%, 7/15/2046	100,000	81,086
3.60%, 3/1/2024	25,000	24,804
3.90%, 3/1/2038	150,000	137,493
3.97%, 11/1/2047	250,000	223,035
4.00%, 11/1/2049	69,000	61,534
4.05%, 11/1/2052	150,000	132,477
4.20%, 8/15/2034	100,000	96,164
4.25%, 1/15/2033	50,000	48,912
4.65%, 7/15/2042	75,000	74,128
Discovery Communications LLC:
2.95%, 3/20/2023	275,000	263,153
3.25%, 4/1/2023	25,000	24,100
3.80%, 3/13/2024	100,000	98,185
3.95%, 3/20/2028	30,000	28,479
4.95%, 5/15/2042	50,000	47,284
5.00%, 9/20/2037	170,000	165,570
5.20%, 9/20/2047	280,000	273,504
Grupo Televisa SAB:
5.00%, 5/13/2045	50,000	46,587
6.13%, 1/31/2046	100,000	108,713
NBCUniversal Media LLC 5.15%, 4/30/2020	50,000	51,549
RELX Capital, Inc. 3.50%, 3/16/2023	30,000	29,637
Thomson Reuters Corp.:
3.35%, 5/15/2026	50,000	46,146
3.85%, 9/29/2024	25,000	24,500
Time Warner Cable LLC:
4.00%, 9/1/2021	25,000	25,131
4.50%, 9/15/2042	100,000	85,512
5.00%, 2/1/2020	100,000	102,022
5.50%, 9/1/2041	175,000	168,605
5.88%, 11/15/2040	50,000	50,519
6.75%, 6/15/2039	50,000	54,806
Viacom, Inc.:
4.25%, 9/1/2023	100,000	100,640
4.38%, 3/15/2043	25,000	21,883
5.85%, 9/1/2043	200,000	211,450
Security Description	Principal Amount	Value
Walt Disney Co.:
2.30%, 2/12/2021	$ 200,000	$ 196,246
3.00%, 2/13/2026	50,000	47,939
Series GMTN, 3.15%, 9/17/2025	25,000	24,304
Series MTN, 1.80%, 6/5/2020	250,000	245,235
Series MTN, 3.00%, 7/30/2046	75,000	61,155
Warner Media LLC:
2.95%, 7/15/2026	200,000	181,336
3.55%, 6/1/2024	25,000	24,305
3.60%, 7/15/2025	300,000	287,607
3.80%, 2/15/2027	150,000	143,241
4.65%, 6/1/2044	25,000	22,488
4.85%, 7/15/2045	50,000	46,577
6.50%, 11/15/2036	50,000	55,671
		7,735,687
METAL FABRICATE & HARDWARE — 0.0% (b)
Precision Castparts Corp. 2.50%, 1/15/2023	75,000	72,184
Timken Co. 4.50%, 12/15/2028	20,000	19,687
		91,871
MINING — 0.1%
Barrick Gold Corp. 5.25%, 4/1/2042	25,000	26,038
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042	125,000	123,419
5.00%, 9/30/2043	50,000	55,517
Goldcorp, Inc. 3.70%, 3/15/2023	50,000	49,297
Newmont Mining Corp.:
3.50%, 3/15/2022	25,000	24,775
4.88%, 3/15/2042	50,000	48,607
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	25,000	24,523
4.75%, 3/22/2042	150,000	159,255
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	250,000	251,202
Southern Copper Corp. 5.88%, 4/23/2045	357,000	391,133
		1,153,766
MISCELLANEOUS MANUFACTURER — 0.2%
3M Co.:
2.88%, 10/15/2027	225,000	212,710
Series MTN, 2.00%, 8/7/2020	100,000	98,331
Series MTN, 3.63%, 10/15/2047	25,000	23,469
Eaton Corp.:
3.10%, 9/15/2027	100,000	93,224
4.15%, 11/2/2042	25,000	23,727
General Electric Co.:
2.70%, 10/9/2022	500,000	483,135
4.13%, 10/9/2042	225,000	201,238
4.50%, 3/11/2044	250,000	235,775

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.30%, 2/11/2021	$ 25,000	$ 26,049
Series GMTN, 2.20%, 1/9/2020	200,000	197,832
Series GMTN, 3.45%, 5/15/2024	50,000	49,189
Series MTN, 4.65%, 10/17/2021	50,000	51,634
Series MTN, 5.88%, 1/14/2038	50,000	55,766
Illinois Tool Works, Inc. 3.90%, 9/1/2042	325,000	317,177
Ingersoll-Rand Global Holding Co., Ltd. 5.75%, 6/15/2043	25,000	28,791
Parker-Hannifin Corp. Series MTN, 3.30%, 11/21/2024	50,000	49,023
Textron, Inc. 4.00%, 3/15/2026	50,000	49,173
		2,196,243
OFFICE & BUSINESS EQUIPMENT — 0.0% (b)
Xerox Corp.:
3.50%, 8/20/2020	50,000	49,654
3.63%, 3/15/2023	50,000	47,693
		97,347
OIL & GAS — 1.6%
Anadarko Petroleum Corp.:
3.45%, 7/15/2024	50,000	48,095
6.20%, 3/15/2040	25,000	27,797
6.60%, 3/15/2046	300,000	355,326
Andeavor:
3.80%, 4/1/2028	30,000	28,640
4.50%, 4/1/2048	25,000	23,288
5.13%, 12/15/2026	150,000	157,131
Apache Corp.:
4.75%, 4/15/2043	275,000	260,298
6.00%, 1/15/2037	28,000	30,663
BP Capital Markets America, Inc. 3.94%, 9/21/2028	250,000	251,535
BP Capital Markets PLC:
2.32%, 2/13/2020	50,000	49,553
2.52%, 9/19/2022	250,000	241,195
3.02%, 1/16/2027	200,000	187,964
3.06%, 3/17/2022	200,000	197,574
3.22%, 4/14/2024	200,000	196,216
3.59%, 4/14/2027	250,000	244,812
3.81%, 2/10/2024	150,000	151,611
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023	250,000	241,275
3.45%, 11/15/2021	25,000	24,878
3.85%, 6/1/2027	50,000	48,665
3.90%, 2/1/2025	25,000	24,694
Series GMTN, 4.95%, 6/1/2047	100,000	104,284
Cenovus Energy, Inc.:
3.00%, 8/15/2022	20,000	19,175
4.25%, 4/15/2027	50,000	48,335
4.45%, 9/15/2042	45,000	39,561
Security Description	Principal Amount	Value
5.25%, 6/15/2037	$ 100,000	$ 99,240
5.40%, 6/15/2047	50,000	49,975
5.70%, 10/15/2019	30,000	30,588
Chevron Corp.:
1.96%, 3/3/2020	250,000	246,777
1.99%, 3/3/2020	250,000	246,835
2.10%, 5/16/2021	250,000	243,645
2.42%, 11/17/2020	75,000	74,065
2.90%, 3/3/2024	150,000	145,843
2.95%, 5/16/2026	50,000	47,723
3.19%, 6/24/2023	25,000	24,816
Cimarex Energy Co. 3.90%, 5/15/2027	250,000	238,697
CNOOC Finance 2015 Australia Pty, Ltd. 2.63%, 5/5/2020	50,000	49,353
CNOOC Finance 2015 USA LLC 3.50%, 5/5/2025	300,000	288,255
CNOOC Nexen Finance 2014 ULC 4.88%, 4/30/2044	100,000	103,571
Concho Resources, Inc. 3.75%, 10/1/2027	300,000	287,265
ConocoPhillips Co.:
4.95%, 3/15/2026	200,000	215,004
5.95%, 3/15/2046	200,000	253,682
6.50%, 2/1/2039	75,000	97,177
ConocoPhillips Holding Co. 6.95%, 4/15/2029	50,000	62,472
Continental Resources, Inc.:
3.80%, 6/1/2024	40,000	39,175
4.38%, 1/15/2028	40,000	39,686
4.50%, 4/15/2023	60,000	61,050
4.90%, 6/1/2044	30,000	29,739
5.00%, 9/15/2022	64,000	64,928
Devon Energy Corp.:
3.25%, 5/15/2022	50,000	49,079
5.00%, 6/15/2045	25,000	24,911
5.85%, 12/15/2025	50,000	54,564
Ecopetrol SA:
4.13%, 1/16/2025	100,000	97,456
5.88%, 5/28/2045	225,000	221,924
7.38%, 9/18/2043	50,000	56,614
Encana Corp. 3.90%, 11/15/2021	25,000	25,094
EOG Resources, Inc.:
2.63%, 3/15/2023	100,000	96,320
3.90%, 4/1/2035	25,000	24,363
EQT Corp.:
2.50%, 10/1/2020	250,000	244,302
3.00%, 10/1/2022	250,000	242,525
3.90%, 10/1/2027	100,000	93,723
Equinor ASA:
2.65%, 1/15/2024	75,000	71,959
3.63%, 9/10/2028	50,000	49,554
3.70%, 3/1/2024	300,000	302,427
3.95%, 5/15/2043	50,000	48,568
4.80%, 11/8/2043	30,000	32,803
Exxon Mobil Corp.:

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.22%, 3/1/2021	$ 200,000	$ 196,036
2.73%, 3/1/2023	150,000	146,673
3.04%, 3/1/2026	250,000	242,215
4.11%, 3/1/2046	125,000	126,675
Hess Corp.:
5.60%, 2/15/2041	75,000	76,249
5.80%, 4/1/2047	250,000	263,082
Marathon Oil Corp.:
2.80%, 11/1/2022	25,000	24,068
4.40%, 7/15/2027	50,000	49,952
5.20%, 6/1/2045	50,000	52,227
Marathon Petroleum Corp. 3.63%, 9/15/2024	50,000	49,366
Nexen Energy ULC 5.88%, 3/10/2035	100,000	114,275
Noble Energy, Inc.:
4.95%, 8/15/2047	250,000	240,420
5.25%, 11/15/2043	50,000	49,622
Occidental Petroleum Corp.:
2.60%, 4/15/2022	100,000	97,287
4.20%, 3/15/2048	150,000	147,934
4.40%, 4/15/2046	125,000	126,409
Series 1, 4.10%, 2/1/2021	25,000	25,415
Petro-Canada 5.35%, 7/15/2033	25,000	26,967
Petroleos Mexicanos:
2.46%, 12/15/2025	18,750	17,722
3.50%, 7/23/2020	225,000	223,870
3.50%, 1/30/2023	25,000	23,719
4.25%, 1/15/2025	25,000	23,597
4.50%, 1/23/2026	75,000	70,192
4.63%, 9/21/2023	75,000	74,165
5.38%, 3/13/2022	50,000	51,377
6.35%, 2/12/2048 (a)	150,000	136,930
6.38%, 2/4/2021	250,000	262,050
6.38%, 1/23/2045	250,000	230,365
6.50%, 3/13/2027	250,000	254,947
6.75%, 9/21/2047	598,000	568,949
6.88%, 8/4/2026	250,000	263,207
Phillips 66:
3.90%, 3/15/2028	50,000	49,188
4.30%, 4/1/2022	35,000	35,974
4.88%, 11/15/2044	95,000	98,448
Pioneer Natural Resources Co. 4.45%, 1/15/2026	50,000	51,157
Shell International Finance B.V.:
1.88%, 5/10/2021	250,000	242,032
2.13%, 5/11/2020	100,000	98,663
2.25%, 11/10/2020	200,000	196,860
2.50%, 9/12/2026	150,000	138,375
3.25%, 5/11/2025	100,000	98,054
4.00%, 5/10/2046	300,000	292,686
4.13%, 5/11/2035	75,000	75,949
4.38%, 5/11/2045	250,000	258,400
5.50%, 3/25/2040	25,000	29,492
Suncor Energy, Inc.:
3.60%, 12/1/2024	25,000	24,748
Security Description	Principal Amount	Value
4.00%, 11/15/2047	$ 70,000	$ 65,732
6.50%, 6/15/2038	50,000	61,833
Total Capital International SA 3.75%, 4/10/2024	375,000	379,009
Valero Energy Corp.:
3.40%, 9/15/2026	50,000	47,519
6.13%, 2/1/2020	25,000	25,937
6.63%, 6/15/2037	250,000	302,220
		14,606,550
OIL & GAS SERVICES — 0.1%
Baker Hughes a GE Co. LLC 3.20%, 8/15/2021	8,000	7,962
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/2022	200,000	193,852
3.34%, 12/15/2027	50,000	46,975
4.08%, 12/15/2047	150,000	135,516
Halliburton Co.:
3.80%, 11/15/2025	350,000	346,839
4.85%, 11/15/2035	150,000	156,781
5.00%, 11/15/2045	35,000	37,304
7.45%, 9/15/2039	25,000	33,533
National Oilwell Varco, Inc. 2.60%, 12/1/2022	75,000	71,486
		1,030,248
PACKAGING & CONTAINERS — 0.0% (b)
Bemis Co., Inc. 3.10%, 9/15/2026	50,000	45,150
Packaging Corp. of America:
2.45%, 12/15/2020	35,000	34,318
3.40%, 12/15/2027	35,000	32,874
WestRock Co.:
3.38%, 9/15/2027 (a)	100,000	93,681
3.75%, 3/15/2025 (a)	100,000	98,374
		304,397
PHARMACEUTICALS — 1.4%
AbbVie, Inc.:
2.30%, 5/14/2021	325,000	316,209
2.50%, 5/14/2020	275,000	271,887
2.90%, 11/6/2022	25,000	24,280
3.20%, 5/14/2026	200,000	186,158
3.38%, 11/14/2021	20,000	19,985
3.75%, 11/14/2023	35,000	34,903
4.25%, 11/14/2028	35,000	34,596
4.30%, 5/14/2036	50,000	46,906
4.40%, 11/6/2042	50,000	46,244
4.45%, 5/14/2046	150,000	138,196
4.50%, 5/14/2035	50,000	48,092
4.88%, 11/14/2048	25,000	24,639
Allergan Funding SCS:
3.00%, 3/12/2020	75,000	74,882
3.45%, 3/15/2022	200,000	198,618
3.80%, 3/15/2025	75,000	73,408
3.85%, 6/15/2024	50,000	49,469

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.55%, 3/15/2035	$ 350,000	$ 339,489
4.75%, 3/15/2045	75,000	73,105
AmerisourceBergen Corp. 3.45%, 12/15/2027	50,000	46,719
AstraZeneca PLC:
2.38%, 6/12/2022	400,000	384,400
3.38%, 11/16/2025	35,000	33,811
3.50%, 8/17/2023	50,000	49,581
4.00%, 1/17/2029	35,000	34,473
4.00%, 9/18/2042	25,000	23,219
4.38%, 8/17/2048	40,000	38,797
6.45%, 9/15/2037	25,000	31,313
Bristol-Myers Squibb Co.:
3.25%, 2/27/2027	250,000	243,460
3.25%, 8/1/2042	50,000	43,290
Cardinal Health, Inc.:
2.40%, 11/15/2019	50,000	49,631
2.62%, 6/15/2022	150,000	143,529
3.08%, 6/15/2024	250,000	236,217
3.41%, 6/15/2027	300,000	276,684
4.90%, 9/15/2045	25,000	23,721
CVS Health Corp.:
2.13%, 6/1/2021	100,000	96,507
2.80%, 7/20/2020	20,000	19,819
2.88%, 6/1/2026	210,000	192,398
3.13%, 3/9/2020	220,000	219,883
3.35%, 3/9/2021	95,000	94,783
3.38%, 8/12/2024	25,000	24,155
3.50%, 7/20/2022	200,000	198,518
3.70%, 3/9/2023	485,000	482,876
3.88%, 7/20/2025	20,000	19,691
4.00%, 12/5/2023	25,000	25,051
4.10%, 3/25/2025	250,000	249,140
4.30%, 3/25/2028	110,000	109,036
4.78%, 3/25/2038	475,000	473,580
4.88%, 7/20/2035	45,000	45,327
5.05%, 3/25/2048	290,000	296,247
5.13%, 7/20/2045	185,000	189,608
Eli Lilly & Co.:
2.35%, 5/15/2022	300,000	291,048
3.10%, 5/15/2027	24,000	23,105
3.95%, 5/15/2047	250,000	247,707
5.55%, 3/15/2037	25,000	29,615
Express Scripts Holding Co.:
3.00%, 7/15/2023	150,000	144,538
3.30%, 2/25/2021	25,000	24,854
4.50%, 2/25/2026	75,000	75,583
4.80%, 7/15/2046	150,000	146,305
6.13%, 11/15/2041	25,000	28,441
GlaxoSmithKline Capital PLC 3.13%, 5/14/2021	70,000	69,879
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023	25,000	24,365
3.38%, 5/15/2023	100,000	99,577
3.63%, 5/15/2025	55,000	54,827
3.88%, 5/15/2028	100,000	100,775
4.20%, 3/18/2043	25,000	24,932
Security Description	Principal Amount	Value
6.38%, 5/15/2038	$ 50,000	$ 64,233
Johnson & Johnson:
1.65%, 3/1/2021	50,000	48,419
2.25%, 3/3/2022	250,000	243,457
2.45%, 3/1/2026	30,000	28,022
2.90%, 1/15/2028	250,000	237,612
3.38%, 12/5/2023	25,000	25,273
3.40%, 1/15/2038	250,000	232,835
3.55%, 3/1/2036	150,000	143,205
3.63%, 3/3/2037	200,000	192,356
3.70%, 3/1/2046	50,000	47,605
3.75%, 3/3/2047	100,000	95,881
4.50%, 12/5/2043	50,000	53,596
McKesson Corp.:
2.85%, 3/15/2023	25,000	23,896
3.95%, 2/16/2028	60,000	57,890
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	25,000	25,518
Merck & Co., Inc.:
2.35%, 2/10/2022	50,000	48,656
2.40%, 9/15/2022	25,000	24,219
2.75%, 2/10/2025	325,000	311,997
3.60%, 9/15/2042	25,000	23,559
3.70%, 2/10/2045	50,000	47,794
Mylan NV:
3.15%, 6/15/2021	380,000	374,213
5.25%, 6/15/2046	250,000	234,125
Novartis Capital Corp.:
1.80%, 2/14/2020	175,000	172,385
2.40%, 5/17/2022	300,000	291,225
3.00%, 11/20/2025	25,000	24,006
3.10%, 5/17/2027	30,000	28,769
3.40%, 5/6/2024	25,000	25,034
4.00%, 11/20/2045	50,000	50,151
Perrigo Finance Unlimited Co. 4.38%, 3/15/2026	50,000	49,052
Pfizer, Inc.:
2.20%, 12/15/2021	200,000	194,694
3.00%, 9/15/2021	40,000	39,993
3.00%, 12/15/2026	150,000	143,923
3.20%, 9/15/2023	50,000	49,602
3.40%, 5/15/2024	25,000	24,993
3.60%, 9/15/2028	100,000	98,796
4.00%, 12/15/2036	150,000	148,458
4.10%, 9/15/2038	200,000	199,406
4.20%, 9/15/2048	35,000	35,184
7.20%, 3/15/2039	75,000	103,391
Sanofi:
3.63%, 6/19/2028	100,000	99,192
4.00%, 3/29/2021	25,000	25,479
Shire Acquisitions Investments Ireland DAC:
2.40%, 9/23/2021	300,000	289,697
2.88%, 9/23/2023	100,000	95,252
3.20%, 9/23/2026	30,000	27,667
Wyeth LLC 6.00%, 2/15/2036	25,000	30,386

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Zoetis, Inc.:
3.00%, 9/12/2027	$ 50,000	$ 46,267
3.90%, 8/20/2028	50,000	49,376
4.45%, 8/20/2048	25,000	24,797
4.70%, 2/1/2043	25,000	25,617
		12,759,234
PIPELINES — 0.9%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp.:
3.50%, 12/1/2022	75,000	73,828
5.20%, 12/1/2047	100,000	99,107
Buckeye Partners L.P.:
4.13%, 12/1/2027	50,000	46,212
4.88%, 2/1/2021	25,000	25,472
Columbia Pipeline Group, Inc. 3.30%, 6/1/2020	150,000	149,742
Enable Midstream Partners L.P.:
4.40%, 3/15/2027	50,000	47,871
4.95%, 5/15/2028	30,000	29,794
Enbridge Energy Partners L.P. 4.20%, 9/15/2021	25,000	25,346
Enbridge, Inc.:
2.90%, 7/15/2022	50,000	48,510
3.70%, 7/15/2027	50,000	48,234
4.25%, 12/1/2026	50,000	50,288
Energy Transfer L.P. 5.15%, 2/1/2043	25,000	23,673
Energy Transfer Partners L.P.:
4.20%, 4/15/2027	50,000	48,308
4.75%, 1/15/2026	225,000	226,888
5.15%, 3/15/2045	225,000	213,178
5.20%, 2/1/2022	100,000	103,848
5.30%, 4/15/2047	250,000	242,395
Enterprise Products Operating LLC:
2.85%, 4/15/2021	75,000	74,036
3.75%, 2/15/2025	75,000	74,779
3.95%, 2/15/2027	200,000	199,442
4.85%, 3/15/2044	50,000	50,902
4.90%, 5/15/2046	50,000	51,618
5.10%, 2/15/2045	200,000	210,880
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (c)	250,000	239,415
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (c)	150,000	140,512
EQT Midstream Partners L.P.:
Series 10Y, 5.50%, 7/15/2028	15,000	15,422
Series 30Y, 6.50%, 7/15/2048	25,000	26,545
Series 5Y, 4.75%, 7/15/2023	250,000	253,795
Kinder Morgan Energy Partners L.P.:
3.50%, 3/1/2021	275,000	275,572
5.40%, 9/1/2044	25,000	25,579
Kinder Morgan, Inc.:
3.05%, 12/1/2019	225,000	224,750
Security Description	Principal Amount	Value
3.15%, 1/15/2023	$ 200,000	$ 194,550
4.30%, 6/1/2025	300,000	302,802
5.05%, 2/15/2046	50,000	49,805
5.30%, 12/1/2034	200,000	206,342
5.55%, 6/1/2045	150,000	158,860
Magellan Midstream Partners L.P.:
4.20%, 10/3/2047	50,000	45,965
5.00%, 3/1/2026	50,000	53,107
MPLX L.P.:
4.00%, 3/15/2028	35,000	33,670
4.50%, 4/15/2038	180,000	169,387
4.70%, 4/15/2048	25,000	23,400
4.88%, 6/1/2025	50,000	51,642
4.90%, 4/15/2058	25,000	22,733
5.20%, 3/1/2047	100,000	100,212
ONEOK Partners L.P. 3.38%, 10/1/2022	25,000	24,648
ONEOK, Inc.:
4.00%, 7/13/2027	30,000	29,023
4.55%, 7/15/2028	50,000	50,207
4.95%, 7/13/2047	150,000	148,614
5.20%, 7/15/2048	25,000	25,540
Phillips 66 Partners L.P.:
3.55%, 10/1/2026	10,000	9,451
4.90%, 10/1/2046	10,000	9,776
3.75%, 3/1/2028	25,000	23,734
Plains All American Pipeline L.P./PAA Finance Corp.:
3.60%, 11/1/2024	25,000	24,086
4.50%, 12/15/2026	50,000	49,933
4.65%, 10/15/2025	50,000	50,605
4.70%, 6/15/2044	25,000	22,602
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	100,000	96,993
5.63%, 2/1/2021	95,000	98,902
5.63%, 3/1/2025	200,000	213,163
5.75%, 5/15/2024	75,000	80,427
5.88%, 6/30/2026	250,000	269,762
Sunoco Logistics Partners Operations L.P.:
4.00%, 10/1/2027	50,000	47,478
5.30%, 4/1/2044	25,000	23,994
5.35%, 5/15/2045	25,000	24,395
5.40%, 10/1/2047	150,000	147,387
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	100,000	96,088
4.63%, 3/1/2034	250,000	251,085
4.75%, 5/15/2038	100,000	101,460
4.88%, 5/15/2048	200,000	204,270
7.63%, 1/15/2039	25,000	33,295
Transcontinental Gas Pipe Line Co. LLC 7.85%, 2/1/2026	200,000	243,958
Valero Energy Partners L.P. 4.50%, 3/15/2028	50,000	49,197
Western Gas Partners L.P.:
4.50%, 3/1/2028	20,000	19,208

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 8/15/2028	$ 60,000	$ 58,675
5.30%, 3/1/2048	50,000	45,999
5.45%, 4/1/2044	25,000	23,547
Williams Cos., Inc.:
3.60%, 3/15/2022	100,000	99,433
3.70%, 1/15/2023	20,000	19,778
3.75%, 6/15/2027	200,000	190,660
3.90%, 1/15/2025	50,000	48,974
4.55%, 6/24/2024	65,000	66,054
5.10%, 9/15/2045	125,000	125,516
5.25%, 3/15/2020	25,000	25,664
5.75%, 6/24/2044	25,000	26,728
		7,978,725
REAL ESTATE — 0.0% (b)
CBRE Services, Inc. 4.88%, 3/1/2026	50,000	50,956
Prologis L.P.:
3.75%, 11/1/2025	50,000	49,975
4.25%, 8/15/2023	150,000	154,216
		255,147
REAL ESTATE INVESTMENT TRUSTS — 0.7%
Alexandria Real Estate Equities, Inc.:
3.45%, 4/30/2025	100,000	95,641
4.70%, 7/1/2030	35,000	35,345
American Campus Communities Operating Partnership L.P. 3.63%, 11/15/2027	30,000	28,045
American Tower Corp.:
2.25%, 1/15/2022	100,000	95,456
3.00%, 6/15/2023	250,000	240,567
3.13%, 1/15/2027	100,000	90,962
3.38%, 10/15/2026	75,000	69,861
3.50%, 1/31/2023	50,000	49,186
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 9/15/2022	25,000	24,471
Series GMTN, 2.95%, 5/11/2026	50,000	46,979
Series MTN, 3.20%, 1/15/2028	40,000	37,774
Series MTN, 3.90%, 10/15/2046	50,000	46,036
Boston Properties L.P.:
2.75%, 10/1/2026	150,000	135,820
3.65%, 2/1/2026	100,000	96,872
3.85%, 2/1/2023	75,000	75,231
Brixmor Operating Partnership L.P.:
3.65%, 6/15/2024	50,000	48,156
4.13%, 6/15/2026	50,000	48,426
Crown Castle International Corp.:
3.20%, 9/1/2024	250,000	237,825
3.65%, 9/1/2027	250,000	234,830
3.70%, 6/15/2026	15,000	14,317
4.00%, 3/1/2027	20,000	19,338
Security Description	Principal Amount	Value
4.75%, 5/15/2047	$ 100,000	$ 94,982
5.25%, 1/15/2023	100,000	104,878
Digital Realty Trust L.P.:
2.75%, 2/1/2023	125,000	119,421
3.70%, 8/15/2027	150,000	142,470
3.95%, 7/1/2022	25,000	25,175
Duke Realty L.P. 4.00%, 9/15/2028	100,000	98,568
EPR Properties:
4.50%, 6/1/2027	50,000	47,764
4.95%, 4/15/2028	50,000	49,174
ERP Operating L.P.:
3.50%, 3/1/2028	100,000	96,499
4.00%, 8/1/2047	50,000	46,716
Essex Portfolio L.P.:
3.63%, 5/1/2027	50,000	47,738
4.50%, 3/15/2048	50,000	48,738
Federal Realty Investment Trust 3.25%, 7/15/2027	50,000	46,843
HCP, Inc.:
2.63%, 2/1/2020	25,000	24,786
3.88%, 8/15/2024	50,000	48,863
4.00%, 12/1/2022	200,000	200,128
Healthcare Trust of America Holdings L.P.:
2.95%, 7/1/2022	175,000	169,108
3.50%, 8/1/2026	25,000	23,299
Highwoods Realty L.P. 3.88%, 3/1/2027	50,000	48,022
Hospitality Properties Trust:
4.38%, 2/15/2030	50,000	45,861
4.50%, 6/15/2023	25,000	25,084
4.95%, 2/15/2027	70,000	68,574
Host Hotels & Resorts L.P. 3.88%, 4/1/2024	50,000	48,796
Kilroy Realty L.P. 3.45%, 12/15/2024	50,000	47,727
Kimco Realty Corp.:
2.80%, 10/1/2026	50,000	44,589
3.30%, 2/1/2025	40,000	37,792
3.80%, 4/1/2027	25,000	23,883
Mid-America Apartments L.P. 3.60%, 6/1/2027	50,000	47,706
National Retail Properties, Inc.:
3.60%, 12/15/2026	50,000	47,585
4.30%, 10/15/2028	35,000	34,865
Omega Healthcare Investors, Inc. 4.38%, 8/1/2023	150,000	148,394
Physicians Realty L.P. 3.95%, 1/15/2028	100,000	93,238
Public Storage 2.37%, 9/15/2022	125,000	119,879
Realty Income Corp.:
3.65%, 1/15/2028	100,000	96,262
3.88%, 4/15/2025	100,000	99,183
4.13%, 10/15/2026	50,000	50,026
Regency Centers L.P.:
4.13%, 3/15/2028	50,000	49,112

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.40%, 2/1/2047	$ 150,000	$ 141,502
Sabra Health Care L.P. 5.13%, 8/15/2026	25,000	24,479
Select Income REIT 4.25%, 5/15/2024	50,000	47,852
Senior Housing Properties Trust 4.75%, 2/15/2028	100,000	96,715
Simon Property Group L.P.:
2.50%, 7/15/2021	350,000	342,468
2.63%, 6/15/2022	100,000	96,944
2.75%, 6/1/2023	200,000	192,596
4.25%, 11/30/2046	50,000	48,646
STORE Capital Corp. 4.50%, 3/15/2028	50,000	48,636
Tanger Properties L.P. 3.88%, 7/15/2027	50,000	46,842
UDR, Inc.:
Series GMTN, 3.50%, 1/15/2028	150,000	141,219
Series MTN, 2.95%, 9/1/2026	25,000	22,820
Series MTN, 3.50%, 7/1/2027	50,000	47,224
Ventas Realty L.P.:
3.10%, 1/15/2023	50,000	48,478
3.85%, 4/1/2027	100,000	95,877
4.00%, 3/1/2028	100,000	96,560
4.38%, 2/1/2045	75,000	68,010
VEREIT Operating Partnership L.P.:
3.95%, 8/15/2027	40,000	37,633
4.13%, 6/1/2021	5,000	5,037
4.60%, 2/6/2024	5,000	5,009
4.88%, 6/1/2026	10,000	10,068
Vornado Realty L.P. 3.50%, 1/15/2025	50,000	47,715
Welltower, Inc.:
4.00%, 6/1/2025	175,000	172,550
5.25%, 1/15/2022	50,000	52,110
Weyerhaeuser Co. 4.63%, 9/15/2023	25,000	25,763
		6,345,619
RETAIL — 0.8%
AutoNation, Inc. 3.35%, 1/15/2021	25,000	24,791
AutoZone, Inc. 3.75%, 6/1/2027	100,000	96,352
Best Buy Co., Inc. 4.45%, 10/1/2028	50,000	49,852
Costco Wholesale Corp. 2.30%, 5/18/2022	150,000	145,204
Darden Restaurants, Inc.:
3.85%, 5/1/2027	15,000	14,500
4.55%, 2/15/2048	15,000	14,010
Dollar General Corp.:
4.13%, 5/1/2028	70,000	69,053
4.15%, 11/1/2025	25,000	25,086
Dollar Tree, Inc.:
3.70%, 5/15/2023	245,000	241,778
Security Description	Principal Amount	Value
4.00%, 5/15/2025	$ 100,000	$ 98,012
4.20%, 5/15/2028	45,000	43,638
Home Depot, Inc.:
2.00%, 4/1/2021	100,000	97,463
2.13%, 9/15/2026	150,000	134,467
2.63%, 6/1/2022	150,000	146,946
2.80%, 9/14/2027	250,000	233,727
3.00%, 4/1/2026	50,000	47,990
3.75%, 2/15/2024	25,000	25,478
3.90%, 6/15/2047	200,000	192,756
4.25%, 4/1/2046	35,000	35,665
5.95%, 4/1/2041	50,000	62,300
Kohl's Corp. 5.55%, 7/17/2045	20,000	19,268
Lowe's Cos., Inc.:
2.50%, 4/15/2026	50,000	45,982
3.10%, 5/3/2027	200,000	190,738
3.38%, 9/15/2025	25,000	24,508
3.70%, 4/15/2046	50,000	45,638
4.05%, 5/3/2047	300,000	288,339
4.25%, 9/15/2044	25,000	24,676
4.38%, 9/15/2045	25,000	25,149
4.65%, 4/15/2042	25,000	26,139
Macy's Retail Holdings, Inc.:
3.63%, 6/1/2024	25,000	23,953
4.50%, 12/15/2034	50,000	40,998
McDonald's Corp.:
Series MTN, 2.75%, 12/9/2020	25,000	24,824
Series MTN, 3.35%, 4/1/2023	80,000	79,293
Series MTN, 3.50%, 3/1/2027	50,000	48,415
Series MTN, 3.70%, 1/30/2026	75,000	74,206
Series MTN, 3.80%, 4/1/2028	100,000	98,475
Series MTN, 4.45%, 3/1/2047	125,000	122,286
Series MTN, 4.45%, 9/1/2048	20,000	19,655
Series MTN, 4.70%, 12/9/2035	150,000	155,265
Series MTN, 4.88%, 12/9/2045	100,000	104,418
O'Reilly Automotive, Inc.:
3.60%, 9/1/2027	50,000	47,434
4.35%, 6/1/2028	100,000	100,266
QVC, Inc. 5.45%, 8/15/2034	50,000	44,631
Starbucks Corp.:
2.20%, 11/22/2020	200,000	195,982
3.80%, 8/15/2025	50,000	49,723
3.85%, 10/1/2023	25,000	25,290
4.00%, 11/15/2028	50,000	49,827
4.50%, 11/15/2048	30,000	29,403
Target Corp.:
2.50%, 4/15/2026	50,000	46,229
3.90%, 11/15/2047	250,000	235,667
4.00%, 7/1/2042	50,000	48,399
TJX Cos., Inc. 2.25%, 9/15/2026	50,000	45,238
Walgreen Co. 3.10%, 9/15/2022	25,000	24,454
Walgreens Boots Alliance, Inc.:
3.30%, 11/18/2021	200,000	198,968

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.45%, 6/1/2026	$ 250,000	$ 237,702
4.50%, 11/18/2034	25,000	24,596
4.65%, 6/1/2046	25,000	23,853
Walmart, Inc.:
1.75%, 10/9/2019	250,000	247,680
1.90%, 12/15/2020	250,000	244,575
2.35%, 12/15/2022	250,000	241,480
2.65%, 12/15/2024	150,000	143,362
3.30%, 4/22/2024	325,000	324,213
3.63%, 12/15/2047	250,000	233,850
3.70%, 6/26/2028	100,000	99,970
3.95%, 6/28/2038	425,000	424,214
4.05%, 6/29/2048	35,000	35,004
		6,703,303
SEMICONDUCTORS — 0.4%
Analog Devices, Inc.:
2.85%, 3/12/2020	20,000	19,885
2.95%, 1/12/2021	50,000	49,546
Applied Materials, Inc.:
3.90%, 10/1/2025	25,000	25,222
4.35%, 4/1/2047	100,000	99,691
5.10%, 10/1/2035	50,000	54,584
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.38%, 1/15/2020	100,000	98,825
2.65%, 1/15/2023	200,000	188,894
3.00%, 1/15/2022	100,000	97,362
3.63%, 1/15/2024	350,000	340,228
3.88%, 1/15/2027	350,000	329,878
Intel Corp.:
1.85%, 5/11/2020	200,000	196,704
2.35%, 5/11/2022	50,000	48,552
2.45%, 7/29/2020	100,000	99,135
2.60%, 5/19/2026	225,000	210,067
2.88%, 5/11/2024	200,000	193,922
3.15%, 5/11/2027	200,000	193,402
3.30%, 10/1/2021	25,000	25,129
4.10%, 5/19/2046	20,000	19,753
4.10%, 5/11/2047	200,000	198,126
Lam Research Corp. 2.75%, 3/15/2020	25,000	24,800
NVIDIA Corp. 3.20%, 9/16/2026	50,000	47,820
QUALCOMM, Inc.:
2.25%, 5/20/2020	150,000	148,018
2.60%, 1/30/2023	200,000	192,126
2.90%, 5/20/2024	200,000	191,012
3.25%, 5/20/2027	50,000	46,979
3.45%, 5/20/2025	50,000	48,523
4.30%, 5/20/2047	50,000	47,132
4.80%, 5/20/2045	25,000	25,281
Texas Instruments, Inc.:
2.90%, 11/3/2027	70,000	65,929
4.15%, 5/15/2048	150,000	150,603
Security Description	Principal Amount	Value
Xilinx, Inc. 2.95%, 6/1/2024	$ 50,000	$ 47,497
		3,524,625
SOFTWARE — 0.8%
Activision Blizzard, Inc.:
2.30%, 9/15/2021	250,000	242,615
4.50%, 6/15/2047	150,000	141,810
Adobe Systems, Inc. 3.25%, 2/1/2025	25,000	24,562
Autodesk, Inc. 3.50%, 6/15/2027	50,000	46,498
Electronic Arts, Inc. 3.70%, 3/1/2021	25,000	25,205
Fidelity National Information Services, Inc.:
3.00%, 8/15/2026	200,000	184,784
3.63%, 10/15/2020	28,000	28,153
3.88%, 6/5/2024	7,000	6,986
Series 30Y, 4.75%, 5/15/2048	50,000	49,536
Fiserv, Inc.:
2.70%, 6/1/2020	100,000	99,145
3.80%, 10/1/2023	300,000	300,582
4.20%, 10/1/2028	65,000	65,166
Microsoft Corp.:
1.55%, 8/8/2021	200,000	192,012
1.85%, 2/6/2020	250,000	246,982
2.00%, 11/3/2020	150,000	147,325
2.00%, 8/8/2023	50,000	47,245
2.40%, 2/6/2022	300,000	293,202
2.40%, 8/8/2026	200,000	184,394
3.13%, 11/3/2025	50,000	48,905
3.30%, 2/6/2027	280,000	274,753
3.45%, 8/8/2036	50,000	47,597
3.63%, 12/15/2023	25,000	25,406
3.70%, 8/8/2046	200,000	191,698
3.95%, 8/8/2056	75,000	73,120
4.00%, 2/12/2055	75,000	73,951
4.10%, 2/6/2037	250,000	258,080
4.20%, 11/3/2035	65,000	67,796
4.45%, 11/3/2045	275,000	295,685
4.50%, 2/6/2057	250,000	270,067
5.20%, 6/1/2039	50,000	58,438
Series 30Y, 4.25%, 2/6/2047	150,000	157,134
Oracle Corp.:
1.90%, 9/15/2021	200,000	193,150
2.25%, 10/8/2019	75,000	74,626
2.40%, 9/15/2023	200,000	190,724
2.50%, 5/15/2022	50,000	48,655
2.63%, 2/15/2023	235,000	228,020
2.65%, 7/15/2026	45,000	41,772
2.80%, 7/8/2021	250,000	247,940
2.95%, 11/15/2024	200,000	193,030
2.95%, 5/15/2025	10,000	9,589
3.25%, 11/15/2027	50,000	48,092
3.80%, 11/15/2037	180,000	171,403
3.85%, 7/15/2036	150,000	144,750
3.90%, 5/15/2035	5,000	4,865

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 7/15/2046	$ 180,000	$ 171,491
4.00%, 11/15/2047	285,000	271,531
4.30%, 7/8/2034	200,000	204,420
4.38%, 5/15/2055	10,000	9,943
salesforce.com, Inc.:
3.25%, 4/11/2023	25,000	24,825
3.70%, 4/11/2028	25,000	24,917
VMware, Inc.:
2.30%, 8/21/2020	150,000	146,787
3.90%, 8/21/2027	150,000	141,967
		6,761,329
TELECOMMUNICATIONS — 1.2%
America Movil SAB de CV:
3.13%, 7/16/2022	100,000	97,961
4.38%, 7/16/2042	50,000	48,789
6.13%, 3/30/2040	100,000	117,606
AT&T, Inc.:
2.45%, 6/30/2020	500,000	493,340
3.20%, 3/1/2022	250,000	246,220
3.40%, 5/15/2025	250,000	237,915
3.90%, 3/11/2024	25,000	24,850
4.10%, 2/15/2028 (a)	584,000	566,737
4.13%, 2/17/2026	350,000	345,772
4.30%, 2/15/2030 (a)	130,000	125,241
4.45%, 4/1/2024	25,000	25,472
4.50%, 5/15/2035	300,000	280,068
4.55%, 3/9/2049	208,000	182,595
4.75%, 5/15/2046	30,000	27,380
4.80%, 6/15/2044	50,000	46,075
5.15%, 11/15/2046 (a)	50,000	47,844
5.15%, 2/15/2050 (a)	150,000	142,157
5.25%, 3/1/2037	400,000	398,288
5.45%, 3/1/2047	250,000	249,907
5.65%, 2/15/2047	150,000	154,288
Bell Canada, Inc. 4.46%, 4/1/2048	30,000	29,434
Cisco Systems, Inc.:
1.85%, 9/20/2021	200,000	192,762
2.20%, 2/28/2021	100,000	97,898
2.45%, 6/15/2020	300,000	297,612
3.00%, 6/15/2022	25,000	24,843
3.50%, 6/15/2025	25,000	25,015
3.63%, 3/4/2024	25,000	25,349
5.50%, 1/15/2040	300,000	357,546
Motorola Solutions, Inc.:
4.00%, 9/1/2024	25,000	24,458
4.60%, 2/23/2028	125,000	122,191
Orange SA:
1.63%, 11/3/2019	150,000	147,729
5.50%, 2/6/2044	50,000	56,223
Rogers Communications, Inc.:
3.00%, 3/15/2023	30,000	29,118
4.30%, 2/15/2048	40,000	38,476
5.00%, 3/15/2044	50,000	52,335
Telefonica Emisiones SAU:
4.67%, 3/6/2038	150,000	141,456
Security Description	Principal Amount	Value
5.21%, 3/8/2047	$ 300,000	$ 293,685
7.05%, 6/20/2036	25,000	30,094
Telefonica Europe B.V. 8.25%, 9/15/2030	25,000	32,120
Telefonos de Mexico SAB de CV 5.50%, 11/15/2019	100,000	102,453
TELUS Corp. 4.60%, 11/16/2048	150,000	149,565
Verizon Communications, Inc.:
2.63%, 8/15/2026	50,000	45,328
3.13%, 3/16/2022	250,000	247,457
3.38%, 2/15/2025	250,000	242,910
3.50%, 11/1/2024	50,000	49,264
4.27%, 1/15/2036	28,000	26,693
4.33%, 9/21/2028 (a)	835,000	839,217
4.40%, 11/1/2034	250,000	243,585
4.50%, 8/10/2033	250,000	248,007
4.52%, 9/15/2048	25,000	23,751
4.81%, 3/15/2039	100,000	100,922
5.01%, 4/15/2049	400,000	407,696
5.01%, 8/21/2054	250,000	250,625
5.25%, 3/16/2037	150,000	159,942
5.50%, 3/16/2047	350,000	381,727
Vodafone Group PLC:
2.50%, 9/26/2022	50,000	47,968
2.95%, 2/19/2023	125,000	120,565
3.75%, 1/16/2024	170,000	168,069
4.13%, 5/30/2025	50,000	49,649
4.38%, 5/30/2028	55,000	54,151
4.38%, 2/19/2043	75,000	67,213
5.00%, 5/30/2038	190,000	188,079
5.25%, 5/30/2048	225,000	225,544
		10,317,229
TEXTILES — 0.0% (b)
Cintas Corp. No. 2 3.70%, 4/1/2027	150,000	146,028
TOYS/GAMES/HOBBIES — 0.0% (b)
Hasbro, Inc. 3.50%, 9/15/2027	30,000	27,851
TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC:
3.40%, 9/1/2024	100,000	99,489
3.75%, 4/1/2024	25,000	25,258
3.90%, 8/1/2046	100,000	94,436
4.05%, 6/15/2048	155,000	150,544
4.13%, 6/15/2047	150,000	147,354
4.15%, 12/15/2048	30,000	29,602
4.45%, 3/15/2043	50,000	51,654
4.55%, 9/1/2044	50,000	52,113
4.90%, 4/1/2044	125,000	135,457
Canadian National Railway Co.:
2.75%, 3/1/2026	100,000	93,835
2.95%, 11/21/2024	50,000	48,165
3.20%, 8/2/2046	25,000	21,396

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.65%, 2/3/2048	$ 50,000	$ 45,932
Canadian Pacific Railway Co.:
4.00%, 6/1/2028	100,000	100,532
4.80%, 9/15/2035	30,000	31,778
CSX Corp.:
3.25%, 6/1/2027	50,000	47,321
3.40%, 8/1/2024	25,000	24,669
3.80%, 3/1/2028	50,000	49,311
3.80%, 11/1/2046	100,000	90,439
4.10%, 3/15/2044	75,000	71,105
4.30%, 3/1/2048	50,000	48,673
4.65%, 3/1/2068	50,000	48,282
FedEx Corp.:
3.40%, 2/15/2028	50,000	47,932
3.90%, 2/1/2035	200,000	188,162
4.00%, 1/15/2024	25,000	25,580
4.05%, 2/15/2048	50,000	45,197
4.55%, 4/1/2046	100,000	97,570
4.75%, 11/15/2045	25,000	24,983
Kansas City Southern 4.70%, 5/1/2048	50,000	49,749
Norfolk Southern Corp.:
2.90%, 6/15/2026	150,000	140,823
3.00%, 4/1/2022	25,000	24,608
3.15%, 6/1/2027	50,000	47,321
3.94%, 11/1/2047	265,000	246,225
4.45%, 6/15/2045	19,000	19,040
Ryder System, Inc.:
Series MTN, 2.80%, 3/1/2022	100,000	97,494
Series MTN, 3.45%, 11/15/2021	100,000	99,598
Union Pacific Corp.:
2.75%, 3/1/2026	50,000	46,595
3.20%, 6/8/2021	35,000	34,922
3.50%, 6/8/2023	50,000	49,869
3.80%, 10/1/2051	52,000	46,203
3.95%, 9/10/2028	30,000	30,098
4.05%, 3/1/2046	175,000	165,172
4.10%, 9/15/2067	15,000	13,106
4.38%, 9/10/2038	110,000	111,978
4.50%, 9/10/2048	130,000	132,471
United Parcel Service, Inc.:
2.05%, 4/1/2021	150,000	146,049
2.35%, 5/16/2022	50,000	48,304
2.40%, 11/15/2026	30,000	27,381
2.45%, 10/1/2022	125,000	120,772
2.50%, 4/1/2023	150,000	144,591
3.05%, 11/15/2027	200,000	190,938
3.75%, 11/15/2047	175,000	162,281
		4,132,357
TRUCKING & LEASING — 0.0% (b)
GATX Corp.:
3.85%, 3/30/2027	50,000	47,594
4.55%, 11/7/2028	50,000	49,832
		97,426
Security Description	Principal Amount	Value
WATER — 0.0% (b)
American Water Capital Corp.:
2.95%, 9/1/2027	$ 121,000	$ 113,095
3.40%, 3/1/2025	25,000	24,533
3.75%, 9/1/2028	100,000	98,891
3.75%, 9/1/2047	100,000	91,721
4.30%, 12/1/2042	25,000	24,750
		352,990
TOTAL CORPORATE BONDS & NOTES (Cost $232,698,702)		224,255,902
ASSET-BACKED SECURITIES — 0.5%
AUTOMOBILE — 0.2%
Ally Master Owner Trust Series 2018-1, Class A2, 2.70%, 1/17/2023	100,000	98,631
AmeriCredit Automobile Receivables Trust 2017-2 Series 2017-2, Class B, 2.40%, 5/18/2022	200,000	197,125
CarMax Auto Owner Trust 2017-2 Series 2017-2, Class B, 2.41%, 12/15/2022	200,000	194,453
Drive Auto Receivables Trust Series 2018-4, Class D, 4.09%, 1/15/2026	100,000	100,233
Ford Credit Auto Owner Trust 2016-C Series 2016-C, Class A4, 1.40%, 2/15/2022	200,000	194,823
Ford Credit Floorplan Master Owner Trust A Series 2017-2, Class A1, 2.16%, 9/15/2022	150,000	147,154
Honda Auto Receivables Owner Trust Series 2018-1I, Class A3, 2.60%, 2/15/2022	225,000	223,413
Nissan Auto Lease Trust 2017-B Series 2017-B, Class A3, 2.05%, 9/15/2020	300,000	297,400
Nissan Auto Receivables 2018-B Owner Trust 3.06%, 3/15/2023	60,000	59,868
Santander Drive Auto Receivables Trust:
Series 2018-2, Class B, 3.03%, 9/15/2022	60,000	59,689
Series 2018-1, Class D, 3.32%, 3/15/2024	85,000	83,378
Series 2018-4, Class C, 3.56%, 7/15/2024	50,000	49,875
Toyota Auto Receivables 2016-B Owner Trust Series 2016-B, Class A4, 1.52%, 8/16/2021	300,000	296,003

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Toyota Auto Receivables 2017-B Owner Trust Series 2017-B, Class A3, 1.76%, 7/15/2021	$ 200,000	$ 197,713
World Omni Automobile Lease Securitization Trust Series 2018-B, Class A3, 3.19%, 12/15/2021	50,000	49,915
		2,249,673
CREDIT CARD — 0.3%
American Express Credit Account Master Trust:
Series 2018-8, Class A, 3.18%, 4/15/2024	68,000	67,902
Series 2017-7, Class A, 2.35%, 5/15/2025	300,000	289,750
BA Credit Card Trust Series 2018-A2, Class A2, 3.00%, 9/15/2023	300,000	299,050
Capital One Multi-Asset Execution Trust:
Series 2016-A5, Class A5, 1.66%, 6/17/2024	200,000	191,755
Series 2017-A4, Class A4, 1.99%, 7/17/2023	300,000	293,862
Citibank Credit Card Issuance Trust:
Series 2016-A1, Class A1, 1.75%, 11/19/2021	300,000	296,142
Series 2017-A3, Class A3, 1.92%, 4/7/2022	300,000	295,154
Series 2014-A1, Class A1, 2.88%, 1/23/2023	100,000	99,449
Discover Card Execution Note Trust Series 2015-A2, Class A, 1.90%, 10/17/2022	300,000	295,061
Synchrony Credit Card Master Note Trust Series 2016-2, Class A, 2.21%, 5/15/2024	400,000	389,175
		2,517,300
TOTAL ASSET-BACKED SECURITIES (Cost $4,834,690)		4,766,973
FOREIGN GOVERNMENT OBLIGATIONS — 3.7%
AUSTRIA — 0.0% (b)
Oesterreichische Kontrollbank AG:
1.75%, 01/24/2020	200,000	197,162
1.88%, 01/20/2021	100,000	97,474
Series GMTN, 2.88%, 03/13/2023	100,000	98,974
		393,610
Security Description	Principal Amount	Value
CANADA — 0.5%
Canada Government International Bond 2.00%, 11/15/2022	$ 275,000	$ 264,360
Export Development Canada:
1.38%, 10/21/2021	50,000	47,599
1.50%, 05/26/2021	50,000	48,098
2.00%, 05/17/2022	50,000	48,183
2.50%, 01/24/2023	200,000	195,290
Province of Alberta Canada:
1.90%, 12/06/2019	50,000	49,423
2.20%, 07/26/2022	50,000	48,120
3.30%, 03/15/2028	400,000	392,712
Province of British Columbia Canada:
2.25%, 06/02/2026	150,000	138,957
2.65%, 09/22/2021	50,000	49,355
Province of Manitoba Canada 2.13%, 6/22/2026	250,000	226,977
Province of New Brunswick Canada 3.63%, 2/24/2028	50,000	50,137
Province of Ontario Canada:
1.88%, 05/21/2020	250,000	245,445
2.20%, 10/03/2022	250,000	239,855
2.40%, 02/08/2022	350,000	340,585
2.50%, 09/10/2021	25,000	24,508
2.50%, 04/27/2026	350,000	328,608
2.55%, 02/12/2021	200,000	197,350
4.40%, 04/14/2020	50,000	51,053
Province of Quebec Canada:
2.38%, 01/31/2022	200,000	194,884
2.50%, 04/20/2026	250,000	235,670
2.63%, 02/13/2023	250,000	243,625
2.75%, 08/25/2021	50,000	49,441
2.75%, 04/12/2027	200,000	190,392
Series QO, 2.88%, 10/16/2024	200,000	195,492
		4,096,119
CHILE — 0.1%
Chile Government International Bond:
3.13%, 01/21/2026	50,000	48,070
3.24%, 02/06/2028	200,000	191,682
3.86%, 06/21/2047	300,000	285,036
		524,788
COLOMBIA — 0.1%
Colombia Government International Bond:
3.88%, 04/25/2027	200,000	194,024
4.00%, 02/26/2024	275,000	274,934
4.50%, 01/28/2026	250,000	254,887
5.00%, 06/15/2045	200,000	199,962
5.63%, 02/26/2044	200,000	215,600
		1,139,407

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
GERMANY — 0.5%
FMS Wertmanagement 2.75%, 3/6/2023	$ 300,000	$ 295,743
FMS Wertmanagement AoeR 1.75%, 1/24/2020	200,000	197,184
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 06/29/2037	100,000	53,837
1.50%, 06/15/2021	700,000	672,784
1.63%, 05/29/2020	250,000	244,887
1.75%, 03/31/2020	500,000	491,870
1.88%, 12/15/2020	350,000	341,946
2.00%, 05/02/2025	100,000	93,180
2.13%, 03/07/2022	250,000	242,543
2.13%, 06/15/2022	250,000	241,875
2.13%, 01/17/2023	100,000	96,129
2.25%, 11/05/2019	500,000	497,200
2.38%, 12/29/2022	250,000	242,977
2.50%, 11/20/2024	300,000	289,338
2.63%, 04/12/2021	300,000	297,381
2.63%, 01/25/2022	50,000	49,343
2.88%, 04/03/2028	240,000	234,221
Landwirtschaftliche Rentenbank:
Series 36, 2.00%, 12/06/2021	150,000	145,260
Series 37, 2.50%, 11/15/2027	50,000	47,187
		4,774,885
HUNGARY — 0.1%
Hungary Government International Bond:
5.38%, 03/25/2024	350,000	375,221
6.38%, 03/29/2021	150,000	160,091
		535,312
INDONESIA — 0.0% (b)
Indonesia Government International Bond 2.95%, 1/11/2023	275,000	262,796
ISRAEL — 0.0% (b)
Israel Government International Bond:
2.88%, 03/16/2026	100,000	94,606
3.25%, 01/17/2028	100,000	96,074
4.00%, 06/30/2022	50,000	51,102
4.13%, 01/17/2048	100,000	95,887
		337,669
ITALY — 0.0% (b)
Republic of Italy Government International Bond 5.38%, 6/15/2033	50,000	52,232
JAPAN — 0.2%
Japan Bank for International Cooperation:
1.50%, 07/21/2021	25,000	23,839
2.13%, 07/21/2020	200,000	196,560
2.25%, 02/24/2020	250,000	247,470
2.50%, 06/01/2022	200,000	194,450
2.75%, 11/16/2027	200,000	188,796
Security Description	Principal Amount	Value
2.88%, 07/21/2027	$ 100,000	$ 95,612
3.25%, 07/20/2023	150,000	149,406
Series DTC, 1.88%, 04/20/2021	225,000	217,642
Series DTC, 2.38%, 04/20/2026	200,000	185,972
		1,499,747
MEXICO — 0.2%
Mexico Government International Bond:
3.63%, 03/15/2022	100,000	100,187
3.75%, 01/11/2028	100,000	95,215
4.00%, 10/02/2023	80,000	80,584
4.13%, 01/21/2026	125,000	123,996
4.15%, 03/28/2027	400,000	393,324
4.60%, 02/10/2048	400,000	375,864
5.55%, 01/21/2045	300,000	319,242
6.05%, 01/11/2040	30,000	33,315
Series GMTN, 3.50%, 01/21/2021	200,000	200,418
Series MTN, 4.75%, 03/08/2044	100,000	95,633
		1,817,778
PANAMA — 0.1%
Panama Government International Bond:
3.75%, 03/16/2025	150,000	149,169
3.88%, 03/17/2028	200,000	198,196
4.50%, 05/15/2047	50,000	50,064
4.50%, 04/16/2050	200,000	197,658
6.70%, 01/26/2036	50,000	62,455
		657,542
PERU — 0.0% (b)
Peruvian Government International Bond:
4.13%, 08/25/2027	150,000	154,535
5.63%, 11/18/2050	150,000	177,850
6.55%, 03/14/2037	25,000	31,592
		363,977
PHILIPPINES — 0.1%
Philippine Government International Bond:
3.70%, 03/01/2041	200,000	186,442
3.70%, 02/02/2042	100,000	93,241
3.95%, 01/20/2040	200,000	193,162
4.00%, 01/15/2021	100,000	101,740
4.20%, 01/21/2024	300,000	308,574
5.00%, 01/13/2037	150,000	164,013
7.75%, 01/14/2031	100,000	134,890
		1,182,062
POLAND — 0.1%
Poland Government International Bond:
3.00%, 03/17/2023	50,000	49,070
4.00%, 01/22/2024	150,000	152,936
5.00%, 03/23/2022	50,000	52,601

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Republic of Poland Government International Bond 3.25%, 4/6/2026	$ 175,000	$ 169,921
		424,528
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
2.13%, 02/11/2021	100,000	96,889
2.38%, 04/21/2027	25,000	22,018
3.00%, 11/01/2022	250,000	243,685
3.25%, 11/10/2025	150,000	143,287
5.13%, 06/29/2020	100,000	103,021
Korea Development Bank:
2.50%, 01/13/2021	100,000	97,962
2.75%, 03/19/2023	200,000	191,546
3.00%, 01/13/2026	100,000	93,705
Korea International Bank 3.50%, 9/20/2028	200,000	198,228
		1,190,341
SUPRANATIONAL — 1.5%
African Development Bank:
3.00%, 09/20/2023	150,000	149,235
Series GDIC, 1.88%, 03/16/2020	200,000	197,182
Series GDIF, 1.25%, 07/26/2021	25,000	23,806
Series GDIF, 2.63%, 03/22/2021	100,000	99,108
Asian Development Bank:
Series GMTN, 1.63%, 05/05/2020	250,000	245,137
Series GMTN, 1.63%, 03/16/2021	150,000	145,236
Series GMTN, 1.75%, 01/10/2020	250,000	246,665
Series GMTN, 1.75%, 06/08/2021	100,000	96,788
Series GMTN, 1.75%, 09/13/2022	250,000	237,893
Series GMTN, 2.00%, 02/16/2022	150,000	144,995
Series GMTN, 2.00%, 04/24/2026	100,000	92,090
Series GMTN, 2.13%, 11/24/2021	75,000	72,963
Series GMTN, 2.25%, 01/20/2021	300,000	295,272
Series GMTN, 2.38%, 08/10/2027	50,000	46,815
Series GMTN, 2.50%, 11/02/2027	100,000	94,456
Series GMTN, 2.63%, 01/12/2027	50,000	47,906
Series GMTN, 2.75%, 03/17/2023	85,000	83,811
Series GMTN, 3.13%, 09/26/2028	50,000	49,610
Corp. Andina de Fomento:
Security Description	Principal Amount	Value
2.13%, 09/27/2021	$ 50,000	$ 47,929
2.20%, 07/18/2020	250,000	244,772
2.75%, 01/06/2023	100,000	96,040
Council Of Europe Development Bank:
1.63%, 03/16/2021	50,000	48,367
1.88%, 01/27/2020	100,000	98,720
2.63%, 02/13/2023	60,000	58,822
European Bank for Reconstruction & Development:
Series GMTN, 1.13%, 08/24/2020	100,000	96,689
Series GMTN, 1.63%, 05/05/2020	250,000	245,085
Series GMTN, 1.88%, 02/23/2022	75,000	72,143
Series GMTN, 2.00%, 02/01/2021	250,000	244,457
Series GMTN, 2.75%, 04/26/2021	150,000	149,070
European Investment Bank:
1.25%, 12/16/2019	375,000	368,167
1.63%, 08/14/2020	250,000	244,232
1.63%, 06/15/2021	150,000	144,668
1.75%, 05/15/2020	400,000	392,908
1.88%, 02/10/2025	100,000	92,597
2.00%, 03/15/2021	225,000	219,839
2.00%, 12/15/2022	250,000	239,472
2.13%, 10/15/2021	50,000	48,707
2.13%, 04/13/2026	100,000	92,965
2.25%, 03/15/2022	250,000	243,437
2.38%, 06/15/2022	350,000	341,600
2.38%, 05/24/2027	100,000	93,796
2.50%, 04/15/2021	50,000	49,414
2.50%, 03/15/2023	145,000	141,363
2.50%, 10/15/2024	25,000	24,108
Series DIP, 1.38%, 09/15/2021	200,000	190,784
Series GMTN, 2.38%, 05/13/2021	250,000	246,130
Series GMTN, 2.88%, 08/15/2023	350,000	346,213
Inter-American Development Bank:
1.88%, 03/15/2021	250,000	243,492
2.13%, 11/09/2020	25,000	24,587
2.38%, 07/07/2027	100,000	93,749
2.50%, 01/18/2023	100,000	97,716
3.00%, 02/21/2024	100,000	99,409
3.13%, 09/18/2028	100,000	99,259
4.38%, 01/24/2044	75,000	87,095
Series GDP, 1.25%, 10/15/2019	100,000	98,466
Series GMTN, 1.63%, 05/12/2020	200,000	196,096
Series GMTN, 1.75%, 09/14/2022	350,000	332,955
Series GMTN, 1.88%, 06/16/2020	135,000	132,752

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 2.13%, 01/18/2022	$ 350,000	$ 339,958
Series GMTN, 2.63%, 04/19/2021	190,000	188,341
Series GMTN, 3.00%, 09/26/2022	100,000	99,756
International Bank for Reconstruction & Development:
2.00%, 01/26/2022	300,000	290,355
2.13%, 11/01/2020	25,000	24,601
Series GDIF, 1.13%, 11/27/2019	50,000	49,071
Series GDIF, 1.38%, 05/24/2021	275,000	263,920
Series GDIF, 1.38%, 09/20/2021	300,000	286,293
Series GDIF, 1.63%, 09/04/2020	250,000	244,050
Series GDIF, 1.88%, 04/21/2020	200,000	197,020
Series GDIF, 2.13%, 12/13/2021	400,000	389,324
Series GDIF, 2.50%, 11/25/2024	300,000	289,857
Series GDIF, 2.50%, 07/29/2025	200,000	192,196
Series GDIF, 2.50%, 11/22/2027	250,000	236,350
Series GDIF, 2.75%, 07/23/2021	450,000	447,300
Series GMTN, 4.75%, 02/15/2035	25,000	29,749
International Finance Corp.:
Series GMTN, 1.13%, 07/20/2021	125,000	118,788
Series GMTN, 2.13%, 04/07/2026	100,000	93,248
Series GMTN, 2.25%, 01/25/2021	300,000	295,254
Series GMTN, 2.88%, 07/31/2023	150,000	148,650
Nordic Investment Bank:
2.13%, 02/01/2022	200,000	194,092
2.25%, 02/01/2021	300,000	295,050
		13,510,261
SWEDEN — 0.0% (b)
Svensk Exportkredit AB 2.00%, 8/30/2022	200,000	191,570
UNITED STATES — 0.0% (b)
Iraq Government AID Bond 2.15%, 1/18/2022	200,000	194,560
URUGUAY — 0.1%
Uruguay Government International Bond:
4.38%, 10/27/2027	225,000	228,899
Security Description	Principal Amount	Value
5.10%, 06/18/2050	$ 175,000	$ 178,579
		407,478
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $34,519,109)		33,556,662
U.S. GOVERNMENT AGENCY OBLIGATIONS — 30.0%
Federal Farm Credit Banks:
1.55%, 1/10/2020	300,000	295,281
2.88%, 7/17/2023	100,000	99,133
3.50%, 12/20/2023	50,000	50,902
1.50%, 12/19/2019	50,000	49,222
Federal Home Loan Bank:
1.13%, 7/14/2021	400,000	381,120
1.38%, 11/15/2019	750,000	738,990
1.38%, 2/18/2021	100,000	96,566
1.50%, 10/21/2019	350,000	345,769
1.88%, 11/29/2021	700,000	677,985
2.15%, 9/26/2022	50,000	48,211
2.38%, 3/30/2020	500,000	497,120
2.88%, 9/13/2024	50,000	49,312
3.42%, 9/28/2023	100,000	99,958
5.50%, 7/15/2036	135,000	171,235
1.38%, 9/28/2020	500,000	485,855
2.13%, 2/11/2020	250,000	247,848
2.25%, 6/11/2021	75,000	73,630
2.30%, 7/19/2022	100,000	97,136
Federal Home Loan Mortgage Corp.:
1.25%, 10/2/2019	75,000	73,962
1.50%, 1/17/2020	325,000	319,875
1.63%, 10/25/2019	50,000	49,424
1.63%, 9/29/2020	500,000	488,280
2.38%, 2/16/2021	250,000	247,025
2.38%, 1/13/2022	325,000	319,277
2.50%, 10/1/2029	50,014	48,501
2.50%, 1/1/2031	99,815	96,584
2.50%, 5/1/2031	163,345	157,651
2.50%, 6/1/2031	296,971	286,618
2.50%, 10/1/2031	273,482	263,949
2.50%, 12/1/2031	317,162	306,106
2.50%, 12/1/2032	1,400,797	1,351,295
2.50%, 2/1/2033	1,676,051	1,616,823
2.75%, 1/30/2023	150,000	147,413
3.00%, 12/1/2030	128,204	126,544
3.00%, 5/1/2031	101,330	99,926
3.00%, 12/1/2031	506,419	499,400
3.00% 2/1/2032	2,034,178	2,006,167
3.00%, 5/1/2032	815,489	803,874
3.00%, 7/1/2032	253,579	249,968
3.00%, 1/1/2033	1,055,395	1,040,364
3.00%, 5/1/2035	71,293	69,596
3.00%, 4/1/2036	517,042	503,839
3.00%, 6/1/2036	313,686	305,676
3.00%, 2/1/2038	1,250,214	1,213,008

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 6/1/2045	$ 108,751	$ 104,406
3.00% 8/1/2045	600,108	578,019
3.00%, 4/1/2046	487,375	466,929
3.00%, 6/1/2046	164,332	157,438
3.00%, 8/1/2046	838,789	803,600
3.00%, 9/1/2046	274,809	263,281
3.00%, 10/1/2046	468,986	449,312
3.00% 11/1/2046	1,495,452	1,432,716
3.00% 12/1/2046	1,302,373	1,247,737
3.00%, 1/1/2047	975,178	934,268
3.00% 2/1/2047	1,827,441	1,750,777
3.00%, 11/1/2047	954,925	914,149
3.00%, 1/1/2048	1,493,428	1,429,658
3.00%, 2/1/2048	1,925,664	1,843,438
3.50%, 4/1/2032	467,704	470,391
3.50%, 6/1/2033	1,221,623	1,227,924
3.50%, 9/1/2033	941,060	945,914
3.50%, 11/1/2034	303,501	303,344
3.50%, 3/1/2037	422,315	420,146
3.50%, 4/1/2042	326,123	324,242
3.50%, 8/1/2043	705,576	699,225
3.50%, 11/1/2044	60,099	59,410
3.50%, 1/1/2045	78,223	77,327
3.50% 7/1/2045	134,371	132,667
3.50%, 10/1/2045	79,742	78,731
3.50% 12/1/2045	904,279	892,809
3.50%, 1/1/2046	116,968	115,484
3.50%, 3/1/2046	244,119	240,892
3.50%, 4/1/2046	358,331	353,595
3.50%, 6/1/2046	410,781	405,352
3.50%, 8/1/2046	4,324,876	4,270,021
3.50%, 12/1/2046	1,220,523	1,204,392
3.50%, 2/1/2047	847,714	836,511
3.50%, 3/1/2047	862,866	849,774
3.50%, 4/1/2047	565,654	557,072
3.50%, 6/1/2047	603,444	594,289
3.50% 10/1/2047	916,435	902,531
3.50%, 11/1/2047	235,486	231,913
3.50%, 12/1/2047	473,557	466,372
3.50%, 1/1/2048	2,394,851	2,358,516
3.50%, 2/1/2048	3,019,765	2,973,949
4.00%, 4/1/2025	26,452	26,569
4.00%, 4/1/2042	44,060	44,896
4.00%, 6/1/2042	114,622	116,692
4.00%, 7/1/2042	2,216,844	2,258,883
4.00%, 12/1/2044	54,660	55,501
4.00%, 4/1/2045	45,954	46,542
4.00%, 10/1/2045	110,087	111,495
4.00%, 12/1/2045	181,083	183,399
4.00%, 1/1/2046	750,077	759,670
4.00%, 2/1/2046	281,718	285,321
4.00%, 7/1/2046	1,193,558	1,207,934
4.00%, 1/1/2047	778,989	788,371
4.00%, 2/1/2047	389,246	393,935
4.00%, 6/1/2047	853,338	862,275
4.00%, 9/1/2047	970,341	980,863
4.00%, 11/1/2047	739,842	747,591
Security Description	Principal Amount	Value
4.00%, 1/1/2048	$ 1,940,759	$ 1,961,803
4.00%, 8/1/2048	1,488,865	1,504,228
4.50%, 5/1/2042	992,674	1,034,012
4.50%, 5/1/2044	163,493	169,577
4.50%, 12/1/2045	641,323	665,187
4.50%, 9/1/2046	497,509	514,549
4.50%, 4/1/2047	444,908	459,766
4.50%, 10/1/2047	606,928	627,196
4.50%, 12/1/2047	268,037	276,988
4.50%, 7/1/2048	2,060,621	2,128,626
5.00%, 7/1/2041	185,640	196,907
5.50%, 8/1/2038	546,321	590,093
6.00%, 7/1/2040	202,896	220,877
6.25%, 7/15/2032	460,000	604,661
TBA, 3.50%, 10/11/2048 (e)	1,500,000	1,476,326
TBA, 4.00%, 10/11/2048 (e)	4,000,000	4,039,000
Series GMTN, 1.88%, 11/17/2020	300,000	293,982
Series K025, Class A2, 2.68%, 10/25/2022	125,000	122,553
Series K028, Class A2, 3.11%, 2/25/2023	100,000	99,515
Series K039, Class A2, 3.30%, 7/25/2024	400,000	399,833
Series K040, Class A2, 3.24%, 9/25/2024	575,000	572,338
Series K049, Class A2, 3.01%, 7/25/2025	200,000	195,559
Series K054, Class A2, 2.75%, 1/25/2026	500,000	478,273
Series K062, Class A2, 3.41%, 12/25/2026	400,000	397,002
Series K716, Class A2, 3.13%, 6/25/2021	250,000	249,705
Series K718, Class A2, 2.79%, 1/25/2022	500,000	493,468
Series K724, Class A2, 3.06%, 11/25/2023 (c)	500,000	494,801
Series K730, Class A2, 3.59%, 1/25/2025	250,000	253,129
Series K079, Class A2, 3.93%, 6/25/2028	400,000	409,407
TBA, 1.70%, 9/29/2020	100,000	97,715
TBA, 1.75%, 6/29/2020	50,000	49,046
Federal National Mortgage Association:
1.00%, 10/24/2019	200,000	196,468
1.25%, 5/6/2021	275,000	263,871
1.38%, 10/7/2021	325,000	310,515
1.50%, 6/22/2020	100,000	97,841
1.50%, 7/30/2020	500,000	488,505
1.88%, 4/5/2022	500,000	482,250
1.88%, 9/24/2026	500,000	453,885
2.00%, 1/5/2022	150,000	145,632
2.00%, 10/5/2022	250,000	240,755
2.00%, 11/1/2031	162,832	152,455
2.13%, 4/24/2026	200,000	186,242
2.50%, 3/1/2029	286,375	279,362

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 2/1/2031	$ 153,997	$ 149,078
2.50%, 10/1/2031	260,787	251,812
2.50%, 12/1/2031	461,787	445,895
2.50%, 1/1/2032	155,668	150,311
2.50%, 4/1/2032	1,585,485	1,530,921
2.50%, 10/1/2032	664,568	641,374
2.50%, 12/1/2032	1,363,532	1,315,944
2.50%, 1/1/2033	739,579	713,767
2.63%, 9/6/2024	250,000	243,928
2.88%, 9/12/2023	500,000	496,110
3.00%, 10/1/2028	101,185	100,324
3.00%, 8/1/2029	50,464	49,996
3.00%, 5/1/2030	319,393	316,954
3.00%, 6/1/2030	64,122	63,434
3.00%, 9/1/2030	54,848	54,260
3.00%, 11/1/2030	111,376	110,181
3.00%, 12/1/2030	84,150	83,247
3.00%, 4/1/2031	306,289	302,727
3.00%, 12/1/2031	445,559	440,379
3.00% 2/1/2032	1,830,596	1,809,465
3.00%, 5/1/2032	742,838	733,917
3.00%, 8/1/2032	255,853	252,780
3.00%, 10/1/2032	441,474	436,172
3.00%, 2/1/2033	1,390,261	1,373,565
3.00%, 6/1/2036	95,012	92,591
3.00%, 8/1/2036	475,241	463,132
3.00%, 9/1/2036	880,761	858,308
3.00%, 10/1/2036	245,629	239,371
3.00%, 12/1/2036	425,763	414,914
3.00%, 6/1/2043	314,517	303,547
3.00%, 7/1/2043	93,641	90,366
3.00%, 2/1/2044	796,199	768,355
3.00%, 1/1/2045	1,330,142	1,283,625
3.00%, 5/1/2045	1,102,029	1,063,489
3.00%, 9/1/2045	92,696	88,999
3.00% 11/1/2045	712,209	683,811
3.00%, 12/1/2045	128,135	123,026
3.00%, 5/1/2046	900,548	862,815
3.00%, 7/1/2046	1,038,307	994,802
3.00%, 10/1/2046	258,802	247,959
3.00%, 11/1/2046	1,298,535	1,244,127
3.00% 12/1/2046	1,038,998	995,464
3.00% 1/1/2047	2,854,150	2,734,562
3.00%, 2/1/2047	894,560	857,078
3.00%, 5/1/2047	898,900	860,559
3.00%, 11/1/2047	672,365	643,686
3.00%, 2/1/2048	5,057,551	4,841,833
3.50%, 11/1/2025	46,461	46,796
3.50%, 1/1/2027	51,914	52,289
3.50%, 5/1/2029	58,233	58,695
3.50%, 10/1/2029	46,574	46,944
3.50%, 2/1/2031	560,610	564,424
3.50%, 3/1/2032	407,926	410,374
3.50%, 4/1/2032	584,186	587,700
3.50%, 2/1/2033	1,161,140	1,168,186
3.50%, 12/1/2035	63,120	63,024
3.50%, 1/1/2037	407,634	406,673
Security Description	Principal Amount	Value
3.50%, 2/1/2037	$ 625,753	$ 624,310
3.50%, 7/1/2037	350,777	348,912
3.50%, 4/1/2038	774,610	770,209
3.50%, 2/1/2041	131,404	130,622
3.50%, 10/1/2044	48,148	47,587
3.50% 1/1/2045	141,351	139,705
3.50% 2/1/2045	6,420,919	6,370,873
3.50%, 5/1/2045	59,754	58,985
3.50% 8/1/2045	193,745	191,251
3.50%, 11/1/2045	79,398	78,376
3.50% 12/1/2045	993,901	981,107
3.50%, 1/1/2046	749,307	739,662
3.50% 2/1/2046	857,828	846,787
3.50% 4/1/2046	581,125	573,085
3.50% 5/1/2046	913,451	901,203
3.50%, 6/1/2046	243,148	239,888
3.50%, 7/1/2046	547,975	540,627
3.50%, 1/1/2047	796,941	786,256
3.50%, 2/1/2047	804,901	794,109
3.50%, 3/1/2047	858,202	846,695
3.50%, 4/1/2047	1,739,166	1,712,464
3.50%, 5/1/2047	645,313	636,661
3.50%, 6/1/2047	888,153	874,517
3.50%, 7/1/2047	1,384,230	1,371,518
3.50%, 9/1/2047	743,826	732,405
3.50%, 10/1/2047	883,754	870,185
3.50%, 11/1/2047	188,006	185,119
3.50%, 12/1/2047	1,324,781	1,304,441
3.50%, 1/1/2048	381,483	375,626
3.50% 2/1/2048	4,131,369	4,068,593
3.50%, 6/1/2048	1,403,019	1,381,373
4.00%, 1/1/2019	91	91
4.00%, 9/1/2019	15,695	15,724
4.00%, 3/1/2021	22,231	22,664
4.00%, 10/1/2033	190,794	194,988
4.00%, 12/1/2040	76,012	77,496
4.00%, 2/1/2043	426,186	434,506
4.00% 10/1/2043	1,039,752	1,059,110
4.00%, 11/1/2043	340,786	346,694
4.00%, 12/1/2043	297,463	302,619
4.00% 10/1/2044	75,735	76,898
4.00%, 1/1/2045	1,023,506	1,041,249
4.00%, 3/1/2045	63,135	63,941
4.00%, 5/1/2045	2,227,169	2,261,372
4.00%, 7/1/2045	68,614	69,489
4.00% 9/1/2045	291,161	295,213
4.00% 12/1/2045	134,196	135,909
4.00%, 4/1/2046	328,632	332,557
4.00%, 7/1/2046	432,921	438,124
4.00%, 11/1/2046	738,300	747,174
4.00%, 12/1/2046	761,490	770,642
4.00%, 4/1/2047	850,269	859,154
4.00%, 7/1/2047	948,839	958,754
4.00%, 8/1/2047	819,547	828,111
4.00%, 9/1/2047	783,576	791,764
4.00%, 12/1/2047	1,021,524	1,032,199
4.00%, 2/1/2048	2,365,310	2,390,027

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 7/1/2048	$ 1,056,943	$ 1,068,429
4.00%, 8/1/2048	4,527,437	4,574,013
4.50%, 5/1/2020	1,669	1,674
4.50%, 12/1/2040	169,962	177,047
4.50%, 1/1/2042	82,990	86,370
4.50% 9/1/2043	158,932	165,430
4.50%, 11/1/2043	96,886	100,555
4.50%, 5/1/2044	311,686	323,075
4.50%, 6/1/2044	90,933	94,256
4.50%, 2/1/2046	317,636	330,878
4.50%, 3/1/2046	1,076,457	1,117,221
4.50%, 7/1/2046	393,501	406,178
4.50%, 11/1/2047	1,292,421	1,334,767
4.50%, 4/1/2048	714,001	737,112
4.50%, 8/1/2048	1,484,109	1,532,479
5.00%, 1/1/2039	676,106	716,158
5.00%, 6/1/2040	343,724	365,335
5.00%, 7/1/2041	55,869	59,381
5.00%, 5/1/2042	64,447	68,499
5.00%, 11/1/2044	863,534	917,813
5.00%, 1/1/2045	68,242	71,723
5.00%, 6/1/2048	1,555,030	1,635,240
5.00%, 9/1/2048	1,391,092	1,462,908
5.50%, 2/1/2037	35,049	37,957
5.50%, 4/1/2038	167,892	182,360
5.50%, 9/1/2040	51,194	55,667
5.50%, 9/1/2041	81,672	88,710
5.50% 5/1/2044	952,135	1,030,870
5.63%, 7/15/2037	80,000	103,587
6.63%, 11/15/2030	365,000	483,070
7.25%, 5/15/2030	75,000	102,801
TBA, 3.50%, 10/11/2048 (e)	4,000,000	3,936,176
TBA, 4.00%, 10/11/2048 (e)	1,500,000	1,514,595
TBA, 4.50%, 10/11/2048 (e)	1,500,000	1,547,190
Series 2011-M5, Class A2, 2.94%, 7/25/2021	118,058	117,199
Series 2013-M12, Class APT, 2.48%, 3/25/2023 (c)	32,447	31,395
Series 2013-M3, Class A2, 2.51%, 11/25/2022 (c)	150,000	145,434
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (c)	750,000	736,378
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (c)	50,000	50,389
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (c)	250,000	243,473
Series 2017-M12, Class A2, 3.18%, 6/25/2027 (c)	400,000	385,204
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (c)	250,000	236,430
TBA, 1.50%, 2/28/2020	500,000	491,355
Government National Mortgage Association:
3.00%, 1/20/2043	675,999	661,577
3.00%, 5/20/2043	340,412	332,173
3.00%, 12/20/2044	74,338	72,440
3.00%, 3/20/2045	41,150	40,038
3.00%, 4/20/2045	120,259	117,007
Security Description	Principal Amount	Value
3.00%, 6/20/2045	$ 61,218	$ 59,562
3.00%, 7/20/2045	112,110	109,078
3.00%, 8/20/2045	100,952	98,222
3.00%, 4/20/2046	104,594	101,564
3.00%, 5/20/2046	181,969	176,697
3.00%, 7/20/2046	116,102	112,739
3.00%, 8/20/2046	376,470	365,564
3.00%, 9/20/2046	263,789	256,147
3.00%, 10/20/2046	266,765	259,037
3.00%, 11/20/2046	477,086	463,265
3.00%, 12/20/2046	1,871,207	1,817,001
3.00%, 2/20/2047	892,470	866,616
3.00%, 4/20/2047	1,276,262	1,236,823
3.00%, 5/20/2047	941,186	912,101
3.00%, 6/20/2047	442,685	429,005
3.00%, 7/20/2047	885,936	858,558
3.00%, 8/20/2047	438,837	425,276
3.00%, 10/20/2047	660,057	639,660
3.00%, 1/20/2048	2,419,882	2,345,101
3.00%, 2/20/2048	1,462,832	1,417,627
3.00%, 3/20/2048	2,540,764	2,462,248
3.50%, 10/20/2042	540,910	541,859
3.50%, 5/20/2043	80,566	80,692
3.50%, 9/20/2043	55,901	55,988
3.50%, 11/20/2043	449,542	450,246
3.50%, 10/20/2044	59,454	59,395
3.50%, 11/20/2044	2,642,817	2,640,156
3.50%, 12/20/2044	40,836	40,795
3.50%, 3/20/2045	37,960	37,885
3.50%, 4/20/2045	115,383	115,154
3.50%, 6/20/2045	77,048	76,895
3.50%, 10/20/2045	3,311,252	3,304,681
3.50%, 1/20/2046	1,250,987	1,248,504
3.50%, 3/20/2046	274,035	273,141
3.50%, 4/20/2046	146,014	145,538
3.50%, 5/20/2046	152,094	151,598
3.50%, 6/20/2046	2,363,032	2,355,321
3.50%, 7/20/2046	376,693	375,464
3.50%, 10/20/2046	715,585	713,250
3.50%, 11/20/2046	462,366	460,857
3.50%, 1/20/2047	1,099,846	1,096,257
3.50%, 3/20/2047	1,652,386	1,643,942
3.50%, 5/20/2047	1,284,254	1,277,691
3.50%, 6/20/2047	881,592	877,087
3.50%, 7/20/2047	678,566	675,098
3.50%, 8/20/2047	1,080,123	1,074,603
3.50%, 9/20/2047	465,261	462,883
3.50%, 10/20/2047	447,530	445,243
3.50%, 1/20/2048	4,059,794	4,039,047
3.50%, 2/20/2048	1,895,575	1,885,888
3.50%, 6/20/2048	704,194	700,518
3.50%, 8/20/2048	533,336	530,552
4.00%, 4/15/2040	62,916	64,458
4.00%, 2/20/2042	26,721	27,408
4.00%, 7/20/2042	18,179	18,629
4.00%, 7/15/2044	61,319	62,677
4.00%, 8/20/2044	37,864	38,710

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 10/20/2044	$ 337,390	$ 344,930
4.00%, 5/15/2045	65,754	67,193
4.00%, 6/15/2045	136,307	139,291
4.00%, 8/20/2045	40,904	41,800
4.00%, 11/20/2045	497,899	508,807
4.00%, 2/20/2046	383,915	392,325
4.00%, 5/20/2046	413,104	421,936
4.00%, 6/20/2046	275,737	281,633
4.00%, 1/20/2047	916,259	935,850
4.00%, 3/20/2047	456,114	465,867
4.00%, 4/20/2047	874,130	889,552
4.00%, 5/20/2047	597,722	608,268
4.00%, 6/20/2047	3,901,000	3,969,826
4.00%, 7/20/2047	616,652	627,532
4.00%, 8/20/2047	255,582	260,092
4.00%, 1/20/2048	473,571	481,926
4.00%, 8/20/2048	2,893,538	2,944,296
4.50%, 1/20/2044	162,571	169,188
4.50%, 11/20/2044	50,199	52,240
4.50%, 12/20/2044	40,141	41,772
4.50%, 4/20/2046	247,372	257,425
4.50%, 6/20/2046	178,099	185,336
4.50%, 7/20/2046	225,096	234,243
4.50%, 4/20/2047	903,689	938,365
4.50%, 8/20/2047	288,804	298,829
4.50%, 11/20/2047	2,790,647	2,887,514
4.50%, 12/20/2047	176,821	182,959
5.00%, 6/15/2040	49,650	52,491
5.00%, 10/15/2041	93,295	98,462
5.00%, 3/20/2044	72,793	77,527
5.00%, 12/20/2045	261,112	277,937
5.00%, 1/20/2048	708,458	739,171
5.00%, 5/20/2048	761,286	795,441
5.50%, 10/20/2043	64,504	69,021
5.50%, 5/20/2045	774,660	828,976
TBA, 3.50%, 10/18/2048 (e)	1,500,000	1,491,093
TBA, 4.00%, 10/18/2048 (e)	2,500,000	2,541,650
TBA, 4.50%, 10/18/2048 (e)	2,500,000	2,583,575
Tennessee Valley Authority:
2.25%, 3/15/2020	200,000	198,394
2.88%, 9/15/2024	100,000	98,317
3.50%, 12/15/2042	175,000	169,470
4.25%, 9/15/2065	100,000	108,553
5.25%, 9/15/2039	150,000	183,228
Series A, 2.88%, 2/1/2027	150,000	144,453
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $276,691,689)		268,743,235
U.S. TREASURY OBLIGATIONS — 37.5%
Treasury Bonds:
2.25%, 8/15/2046	1,425,000	1,176,709
2.50%, 2/15/2045	840,000	735,695
2.50%, 2/15/2046	1,400,000	1,222,123
2.50%, 5/15/2046	1,100,000	959,492
2.75%, 8/15/2042	400,000	370,466
Security Description	Principal Amount	Value
2.75%, 11/15/2042	$ 500,000	$ 462,731
2.75%, 8/15/2047	700,000	641,188
2.75%, 11/15/2047	2,150,000	1,968,850
2.88%, 5/15/2043	1,850,000	1,749,235
2.88%, 8/15/2045	1,480,000	1,393,525
2.88%, 11/15/2046	1,750,000	1,645,980
3.00%, 5/15/2042	325,000	314,782
3.00%, 11/15/2044	1,175,000	1,134,156
3.00%, 5/15/2045	1,875,000	1,809,202
3.00%, 11/15/2045	2,400,000	2,315,097
3.00%, 2/15/2047	700,000	674,672
3.00%, 5/15/2047	700,000	674,346
3.00%, 2/15/2048	1,700,000	1,636,573
3.00%, 8/15/2048	950,000	914,441
3.13%, 11/15/2041	800,000	792,044
3.13%, 2/15/2042	1,975,000	1,954,812
3.13%, 2/15/2043	2,425,000	2,395,873
3.13%, 8/15/2044	1,250,000	1,234,227
3.13%, 5/15/2048	1,375,000	1,357,047
3.38%, 5/15/2044	1,350,000	1,391,996
3.50%, 2/15/2039	2,500,000	2,634,049
3.63%, 8/15/2043	3,600,000	3,862,919
3.63%, 2/15/2044	1,225,000	1,315,881
3.75%, 8/15/2041	700,000	763,998
3.75%, 11/15/2043	1,425,000	1,560,452
3.88%, 8/15/2040	750,000	832,677
4.25%, 5/15/2039	2,500,000	2,915,738
4.25%, 11/15/2040	1,150,000	1,345,637
4.38%, 2/15/2038	775,000	914,641
4.38%, 11/15/2039	350,000	415,384
4.38%, 5/15/2040	575,000	683,198
4.38%, 5/15/2041	300,000	357,602
4.50%, 2/15/2036	2,500,000	2,966,590
4.50%, 8/15/2039	650,000	783,199
4.63%, 2/15/2040	1,190,000	1,459,350
4.75%, 2/15/2037	2,600,000	3,193,823
4.75%, 2/15/2041	650,000	813,321
5.25%, 11/15/2028	450,000	535,260
Treasury Notes:
1.00%, 10/15/2019	1,000,000	983,003
1.13%, 4/30/2020	100,000	97,461
1.13%, 2/28/2021	850,000	815,872
1.13%, 6/30/2021	2,250,000	2,147,001
1.13%, 7/31/2021	1,175,000	1,119,406
1.13%, 8/31/2021	2,350,000	2,235,419
1.13%, 9/30/2021	1,300,000	1,234,707
1.25%, 1/31/2020	5,250,000	5,149,047
1.25%, 3/31/2021	200,000	192,307
1.25%, 10/31/2021	1,400,000	1,332,708
1.25%, 7/31/2023	250,000	231,025
1.38%, 12/15/2019	6,000,000	5,906,467
1.38%, 2/29/2020	500,000	490,546
1.38%, 4/30/2020	350,000	342,458
1.38%, 5/31/2020	500,000	488,557
1.38%, 8/31/2020	3,200,000	3,114,628
1.38%, 9/15/2020	1,500,000	1,459,152
1.38%, 9/30/2020	550,000	534,656

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
1.38%, 10/31/2020	$ 1,100,000	$ 1,067,811
1.38%, 1/31/2021	5,500,000	5,317,638
1.38%, 4/30/2021	525,000	505,725
1.38%, 5/31/2021	5,775,000	5,554,954
1.38%, 6/30/2023	2,500,000	2,327,241
1.38%, 9/30/2023	550,000	509,932
1.50%, 10/31/2019	2,250,000	2,221,850
1.50%, 5/31/2020	300,000	293,742
1.50%, 1/31/2022	450,000	430,071
1.50%, 2/28/2023	5,000,000	4,703,568
1.50%, 8/15/2026	1,850,000	1,652,002
1.63%, 12/31/2019	750,000	740,034
1.63%, 3/15/2020	3,500,000	3,444,487
1.63%, 6/30/2020	75,000	73,507
1.63%, 7/31/2020	5,600,000	5,482,073
1.63%, 10/15/2020	1,150,000	1,122,688
1.63%, 8/31/2022	1,150,000	1,095,006
1.63%, 4/30/2023	2,500,000	2,359,669
1.63%, 5/31/2023	1,250,000	1,178,701
1.63%, 2/15/2026	1,925,000	1,747,227
1.63%, 5/15/2026	2,350,000	2,126,141
1.75%, 11/30/2019	2,500,000	2,473,087
1.75%, 10/31/2020	650,000	635,851
1.75%, 11/15/2020	1,350,000	1,319,985
1.75%, 12/31/2020	5,500,000	5,369,796
1.75%, 11/30/2021	1,500,000	1,448,309
1.75%, 2/28/2022	300,000	288,820
1.75%, 3/31/2022	250,000	240,421
1.75%, 4/30/2022	300,000	288,209
1.75%, 5/31/2022	1,000,000	959,682
1.75%, 6/30/2022	3,750,000	3,595,770
1.75%, 1/31/2023	2,925,000	2,784,004
1.75%, 5/15/2023	250,000	237,153
1.88%, 12/31/2019	3,500,000	3,464,471
1.88%, 12/15/2020	5,000,000	4,897,450
1.88%, 1/31/2022	1,850,000	1,789,730
1.88%, 2/28/2022	5,500,000	5,316,764
1.88%, 3/31/2022	5,500,000	5,311,832
1.88%, 4/30/2022	6,000,000	5,789,562
1.88%, 5/31/2022	100,000	96,406
1.88%, 7/31/2022	1,000,000	962,263
1.88%, 8/31/2022	150,000	144,193
1.88%, 9/30/2022	500,000	480,212
1.88%, 8/31/2024	1,850,000	1,739,786
2.00%, 2/28/2021	750,000	735,065
2.00%, 5/31/2021	350,000	342,244
2.00%, 8/31/2021	300,000	292,694
2.00%, 10/31/2021	6,000,000	5,844,171
2.00%, 11/15/2021	500,000	486,811
2.00%, 12/31/2021	3,000,000	2,916,816
2.00%, 7/31/2022	100,000	96,680
2.00%, 10/31/2022	5,000,000	4,821,875
2.00%, 11/30/2022	2,000,000	1,927,120
2.00%, 2/15/2023	500,000	480,846
2.00%, 5/31/2024	1,750,000	1,661,592
2.00%, 6/30/2024	350,000	332,000
2.00%, 2/15/2025	2,375,000	2,237,342
Security Description	Principal Amount	Value
2.00%, 8/15/2025	$ 1,500,000	$ 1,405,861
2.00%, 11/15/2026	2,250,000	2,082,155
2.13%, 8/31/2020	1,650,000	1,628,714
2.13%, 8/15/2021	5,500,000	5,386,182
2.13%, 6/30/2022	4,500,000	4,374,106
2.13%, 12/31/2022	3,900,000	3,773,757
2.13%, 11/30/2023	1,000,000	960,314
2.13%, 3/31/2024	975,000	933,538
2.13%, 9/30/2024	1,500,000	1,429,470
2.13%, 11/30/2024	1,250,000	1,189,345
2.13%, 5/15/2025	2,350,000	2,225,730
2.25%, 12/31/2023	1,750,000	1,689,877
2.25%, 1/31/2024	1,000,000	964,932
2.25%, 10/31/2024	1,250,000	1,198,938
2.25%, 11/15/2024	1,675,000	1,605,614
2.25%, 12/31/2024	1,250,000	1,197,350
2.25%, 11/15/2025	1,975,000	1,877,649
2.25%, 2/15/2027	2,000,000	1,882,765
2.25%, 8/15/2027	2,000,000	1,875,620
2.25%, 11/15/2027	1,750,000	1,638,058
2.38%, 3/15/2021	1,000,000	988,714
2.38%, 4/15/2021	750,000	741,092
2.38%, 1/31/2023	1,500,000	1,465,773
2.38%, 8/15/2024	1,950,000	1,886,102
2.38%, 5/15/2027	3,900,000	3,703,049
2.50%, 5/31/2020	1,650,000	1,642,281
2.50%, 6/30/2020	2,500,000	2,487,544
2.50%, 3/31/2023	1,250,000	1,226,862
2.50%, 5/15/2024	5,000,000	4,878,064
2.50%, 1/31/2025	1,000,000	971,401
2.63%, 8/15/2020	150,000	149,483
2.63%, 8/31/2020	5,750,000	5,730,049
2.63%, 11/15/2020	250,000	248,890
2.63%, 5/15/2021	1,500,000	1,490,826
2.63%, 6/15/2021	1,350,000	1,341,258
2.63%, 7/15/2021	3,000,000	2,979,753
2.63%, 2/28/2023	2,000,000	1,974,545
2.63%, 6/30/2023	3,600,000	3,549,360
2.63%, 3/31/2025	1,000,000	977,740
2.75%, 9/30/2020 (e)	5,000,000	4,993,359
2.75%, 8/15/2021	1,000,000	996,346
2.75%, 4/30/2023	3,250,000	3,223,340
2.75%, 5/31/2023	1,500,000	1,487,803
2.75%, 8/31/2023	5,750,000	5,700,178
2.75%, 11/15/2023	1,500,000	1,485,758
2.75%, 2/15/2024	100,000	98,952
2.75%, 2/28/2025	2,250,000	2,217,873
2.75%, 6/30/2025	2,750,000	2,706,582
2.75%, 8/31/2025	2,500,000	2,459,070
2.75%, 2/15/2028	1,750,000	1,706,374
2.88%, 9/30/2023 (e)	4,000,000	3,986,459
2.88%, 4/30/2025	1,250,000	1,240,352
2.88%, 5/31/2025	3,900,000	3,868,325
2.88%, 7/31/2025	4,000,000	3,966,359
2.88%, 5/15/2028	2,000,000	1,969,966
2.88%, 8/15/2028	6,000,000	5,908,387
3.00%, 9/30/2025	5,000,000	4,994,931

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.63%, 2/15/2020	$ 1,350,000	$ 1,365,923
3.63%, 2/15/2021	1,600,000	1,627,732
TOTAL U.S. TREASURY OBLIGATIONS (Cost $346,582,810)		335,673,310
MUNICIPAL BONDS & NOTES — 0.5%
CALIFORNIA — 0.2%
Bay Area Toll Authority 6.91%, 10/1/2050	25,000	36,233
California, State General Obligation:
7.30%, 10/1/2039	125,000	174,526
7.50%, 4/1/2034	100,000	138,273
7.55%, 4/1/2039	100,000	145,958
California, State University Series B, 3.90%, 11/1/2047	100,000	94,330
Los Angeles Department of Water & Power Power System Revenue 5.72%, 7/1/2039	100,000	121,926
Los Angeles, CA, Unified School District, General Obligation 5.75%, 7/1/2034	25,000	29,571
Regents of the University of California Medical Center Pooled Revenue Series H, 6.55%, 5/15/2048	50,000	65,477
San Jose Redev. Agency Successor Agency Series A-T, 3.38%, 8/1/2034	275,000	254,724
State of California 7.60%, 11/1/2040	250,000	371,560
University of California Series AX, 3.06%, 7/1/2025	300,000	291,150
		1,723,728
FLORIDA — 0.1%
County of Miami-Dade FL Aviation Revenue 4.28%, 10/1/2041	125,000	123,398
State Board of Administration Finance Corp.:
Series A, 2.64%, 7/1/2021	150,000	148,506
Series A, 3.00%, 7/1/2020	100,000	99,940
		371,844
GEORGIA — 0.0% (b)
Georgia, Municipal Electric Authority Revenue 6.66%, 4/1/2057	165,000	195,287
ILLINOIS — 0.1%
Sales Tax Securitization Corp. 3.59%, 1/1/2043	275,000	251,047
State of Illinois:
5.10%, 6/1/2033	50,000	47,988
6.63%, 2/1/2035	200,000	210,880
7.35%, 7/1/2035	100,000	110,127
		620,042
Security Description	Principal Amount	Value
MASSACHUSETTS — 0.0% (b)
Commonwealth of Massachusetts Series E, 4.20%, 12/1/2021	$ 100,000	$ 102,297
MISSOURI — 0.0% (b)
Health & Educational Facilities Authority of the State of Missouri 3.65%, 8/15/2057	100,000	92,288
NEW JERSEY — 0.0% (b)
New Jersey Turnpike Authority Revenue 7.10%, 1/1/2041	100,000	137,809
NEW YORK — 0.1%
New York City Water & Sewer System 5.44%, 6/15/2043	25,000	30,042
Port Authority of New York & New Jersey:
4.03%, 9/1/2048	125,000	123,204
4.46%, 10/1/2062	250,000	259,068
5.65%, 11/1/2040	100,000	120,647
Series 192, 4.81%, 10/15/2065	25,000	27,286
		560,247
OHIO — 0.0% (b)
American Municipal Power Inc. 7.83%, 2/15/2041	150,000	214,614
PENNSYLVANIA — 0.0% (b)
Commonwealth Financing Authority Series A, 4.14%, 6/1/2038	125,000	122,720
TEXAS — 0.0% (b)
Dallas Area Rapid Transit 5.02%, 12/1/2048	100,000	115,828
Permanent University Fund - University of Texas System 3.38%, 7/1/2047	150,000	136,836
		252,664
VIRGINIA — 0.0% (b)
University of Virginia Series C, 4.18%, 9/1/2117	50,000	48,091
TOTAL MUNICIPAL BONDS & NOTES (Cost $4,626,698)		4,441,631
MORTGAGE-BACKED SECURITIES — 1.1%
Banc of America Commercial Mortgage Trust 2015-UBS7 Series 2015-UBS7, Class A4, 3.71%, 9/15/2048	100,000	100,013
BANK 2017-BNK8:
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050	90,000	87,900
Series 2017-BNK8, Class B, 3.93%, 11/15/2050 (c)	50,000	49,521
BANK 2018-BNK13 Series 2018-BN13, Class A5, 4.22%, 8/15/2061	100,000	103,159

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
BANK 2018-BNK14 Series 2018-BN14, Class A4, 4.23%, 9/15/2060	$ 143,329	$ 148,590
BENCHMARK Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051	130,000	130,913
Series 2018-B5, Class A4, 4.21%, 7/15/2051	100,000	103,002
CD Mortgage Trust Series 2017-CD6, Class A5, 3.46%, 11/13/2050	100,000	97,663
CFCRE Commercial Mortgage Trust 2016-C7 Series 2016-C7, Class A3, 3.84%, 12/10/2054	300,000	300,127
Citigroup Commercial Mortgage Trust Series 2015-GC33, Class A4, 3.78%, 9/10/2058	600,000	605,741
Citigroup Commercial Mortgage Trust 2013-GC11 Series 2013-GC11, Class A4, 3.09%, 4/10/2046	75,000	73,883
Citigroup Commercial Mortgage Trust 2017-C4 Series 2017-C4, Class A4, 3.47%, 10/12/2050	250,000	243,368
COMM 2014-CCRE16 Mortgage Trust:
Series 2014-CR16, Class A4, 4.05%, 4/10/2047	100,000	102,419
Series 2014-CR16, Class B, 4.58%, 4/10/2047	400,000	409,583
COMM 2014-UBS6 Mortgage Trust Series 2014-UBS6, Class A5, 3.64%, 12/10/2047	100,000	99,989
COMM 2015-LC21 Mortgage Trust Series 2015-LC21, Class A4, 3.71%, 7/10/2048	50,000	50,219
COMM 2015-LC23 Mortgage Trust Series 2015-LC23, Class ASB, 3.60%, 10/10/2048	300,000	301,161
COMM Mortgage Trust:
Series 2013-CR8, Class A4, 3.33%, 6/10/2046	43,717	43,555
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	100,000	102,858
Commercial Mortgage Pass Through Certificates Series 2014-CR14, Class A3, 3.96%, 2/10/2047	400,000	408,549
CSAIL 2015-C1 Commercial Mortgage Trust Series 2015-C1, Class AS, 3.79%, 4/15/2050 (c)	150,000	149,587
CSAIL Commercial Mortgage Trust Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (c)	250,000	242,311
Federal National Mortgage Association Series 2017-M15, Class A2, 3.06%, 9/25/2027 (c)	500,000	476,290
Security Description	Principal Amount	Value
GS Mortgage Securities Trust 2013-GC13 Series 2013-GC13, Class A5, 4.18%, 7/10/2046 (c)	$ 80,000	$ 82,562
GS Mortgage Securities Trust 2013-GC16 Series 2013-GC16, Class A3, 4.24%, 11/10/2046	100,000	103,176
GS Mortgage Securities Trust 2013-GCJ12 Series 2013-GC12, Class AS, 3.38%, 6/10/2046	150,000	148,141
GS Mortgage Securities Trust 2016-GS3 Series 2016-GS3, Class A4, 2.85%, 10/10/2049	200,000	187,867
GS Mortgage Securities Trust 2017-GS5 Series 2017-GS5, Class A2, 3.22%, 3/10/2050	300,000	298,271
JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16 Series 2013-C16, Class A4, 4.17%, 12/15/2046	60,000	61,735
JPMBB Commercial Mortgage Securities Trust 2014-C18 Series 2014-C18, Class AS, 4.44%, 2/15/2047 (c)	50,000	51,476
JPMBB Commercial Mortgage Securities Trust 2015-C29 Series 2015-C29, Class A4, 3.61%, 5/15/2048	100,000	99,708
JPMBB Commercial Mortgage Securities Trust 2015-C33 Series 2015-C33, Class A4, 3.77%, 12/15/2048	100,000	100,165
JPMBB Commercial Mortgage Securities Trust 2016-C1 Series 2016-C1, Class B, 4.90%, 3/15/2049 (c)	300,000	312,967
JPMCC Commercial Mortgage Securities Trust 2017-JP6 Series 2017-JP6, Class A5, 3.49%, 7/15/2050	500,000	490,419
JPMDB Commercial Mortgage Securities Trust 2017-C5 Series 2017-C5, Class A2, 3.33%, 3/15/2050	300,000	299,277
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C20, Class A4, 3.25%, 2/15/2048	200,000	195,427
Series 2016-C29, Class A2, 2.79%, 5/15/2049	200,000	197,525
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 Series 2012-C6, Class A4, 2.86%, 11/15/2045	200,000	196,374
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 Series 2013-C7, Class A4, 2.92%, 2/15/2046	300,000	293,694

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Morgan Stanley Capital I Trust 2015-MS1 Series 2015-MS1, Class A3, 3.51%, 5/15/2048	$ 220,000	$ 217,653
UBS Commercial Mortgage Trust Series 2018-C8, Class A4, 3.98%, 2/15/2051	400,000	403,165
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class A4, 3.18%, 3/10/2046	175,000	172,836
Wells Fargo Commercial Mortgage Trust 2014-LC18 Series 2014-LC18, Class ASB, 3.24%, 12/15/2047	225,000	223,598
Wells Fargo Commercial Mortgage Trust 2015-C31 Series 2015-C31, Class A3, 3.43%, 11/15/2048	100,000	98,436
Wells Fargo Commercial Mortgage Trust 2015-P2 Series 2015-P2, Class A3, 3.54%, 12/15/2048	300,000	297,391
Wells Fargo Commercial Mortgage Trust 2017-C39 Series 2017-C39, Class A4, 3.16%, 9/15/2050	300,000	285,365
Wells Fargo Commercial Mortgage Trust 2017-C42 Series 2017-C42, Class A4, 3.59%, 12/15/2050	250,000	245,183
WFRBS Commercial Mortgage Trust 2013-C17 Series 2013-C17, Class AS, 4.26%, 12/15/2046	210,000	214,475
WFRBS Commercial Mortgage Trust 2014-C19:
Series 2014-C19, Class A3, 3.66%, 3/15/2047	75,000	75,384
Series 2014-C19, Class A4, 3.83%, 3/15/2047	110,000	111,470
WFRBS Commercial Mortgage Trust 2014-LC14 Series 2014-LC14, Class A5, 4.05%, 3/15/2047	100,000	102,269
TOTAL MORTGAGE-BACKED SECURITIES (Cost $10,416,385)		9,996,410

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 2.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (f) (g) (Cost $24,127,230)	24,127,230	$ 24,127,230
TOTAL INVESTMENTS — 101.0% (Cost $934,497,313)		905,561,353
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(9,256,477)
NET ASSETS — 100.0%		$ 896,304,876

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.0% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2018. Maturity date shown is the final maturity.
(e)	When-issued security.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2018.

BKNT	= Bank Notes
GMTN	= Global Medium Term Note
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$ —	$ 439,791	$—	$ 439,791
Aerospace & Defense	—	4,626,806	—	4,626,806
Agriculture	—	2,405,298	—	2,405,298
See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Airlines	$ —	$ 885,729	$—	$ 885,729
Apparel	—	99,005	—	99,005
Auto Manufacturers	—	4,830,717	—	4,830,717
Auto Parts & Equipment	—	72,465	—	72,465
Banks	—	52,097,035	—	52,097,035
Beverages	—	6,183,727	—	6,183,727
Biotechnology	—	3,446,614	—	3,446,614
Building Materials	—	839,389	—	839,389
Chemicals	—	2,969,112	—	2,969,112
Commercial Services	—	1,608,633	—	1,608,633
Computers	—	5,782,516	—	5,782,516
Cosmetics/Personal Care	—	1,554,927	—	1,554,927
Distribution & Wholesale	—	52,076	—	52,076
Diversified Financial Services	—	6,232,923	—	6,232,923
Electric	—	14,256,521	—	14,256,521
Electrical Components & Equipment	—	120,793	—	120,793
Electronics	—	701,776	—	701,776
Engineering & Construction	—	97,867	—	97,867
Environmental Control	—	679,682	—	679,682
Food	—	3,973,892	—	3,973,892
Forest Products & Paper	—	744,502	—	744,502
Gas	—	1,027,096	—	1,027,096
Hand & Machine Tools	—	48,923	—	48,923
Health Care Products	—	4,080,301	—	4,080,301
Health Care Services	—	4,114,929	—	4,114,929
Home Builders	—	39,504	—	39,504
Home Furnishings	—	22,088	—	22,088
Household Products & Wares	—	168,199	—	168,199
Housewares	—	338,365	—	338,365
Insurance	—	6,530,215	—	6,530,215
Internet	—	2,771,718	—	2,771,718
Investment Company Security	—	121,082	—	121,082
Iron/Steel	—	796,289	—	796,289
Leisure Time	—	139,317	—	139,317
Lodging	—	516,829	—	516,829
Machinery, Construction & Mining	—	1,052,793	—	1,052,793
Machinery-Diversified	—	1,168,486	—	1,168,486
Media	—	7,735,687	—	7,735,687
Metal Fabricate & Hardware	—	91,871	—	91,871
Mining	—	1,153,766	—	1,153,766
Miscellaneous Manufacturer	—	2,196,243	—	2,196,243
Office & Business Equipment	—	97,347	—	97,347
Oil & Gas	—	14,606,550	—	14,606,550
Oil & Gas Services	—	1,030,248	—	1,030,248
Packaging & Containers	—	304,397	—	304,397
Pharmaceuticals	—	12,759,234	—	12,759,234
Pipelines	—	7,978,725	—	7,978,725
Real Estate	—	255,147	—	255,147
Real Estate Investment Trusts	—	6,345,619	—	6,345,619
Retail	—	6,703,303	—	6,703,303
Semiconductors	—	3,524,625	—	3,524,625
Software	—	6,761,329	—	6,761,329
Telecommunications	—	10,317,229	—	10,317,229
Textiles	—	146,028	—	146,028
See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Toys/Games/Hobbies	$ —	$ 27,851	$—	$ 27,851
Transportation	—	4,132,357	—	4,132,357
Trucking & Leasing	—	97,426	—	97,426
Water	—	352,990	—	352,990
Asset-Backed Securities
Automobile	—	2,249,673	—	2,249,673
Credit Card	—	2,517,300	—	2,517,300
Foreign Government Obligations	—	33,556,662	—	33,556,662
U.S. Government Agency Obligations	—	268,743,235	—	268,743,235
U.S. Treasury Obligations	—	335,673,310	—	335,673,310
Municipal Bonds & Notes	—	4,441,631	—	4,441,631
Mortgage-Backed Securities	—	9,996,410	—	9,996,410
Short-Term Investment	24,127,230	—	—	24,127,230
TOTAL INVESTMENTS	$24,127,230	$881,434,123	$—	$905,561,353
Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	47,567,027	$47,567,027	$231,848,191	$255,287,988	$—	$—	24,127,230	$24,127,230	$383,498	$—
See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio Schedule of Investments
September 30, 2018 (Unaudited)

State Street Global Equity ex-U.S. Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Global Equity Ex-U.S. Index Portfolio. The schedule of investments for the State Street Global Equity Ex-U.S. Index Portfolio follows.
Security Description	Shares	Value
COMMON STOCKS — 94.1%
AUSTRALIA — 4.4%
AGL Energy, Ltd.	60,629	$ 855,429
Alumina, Ltd.	221,299	443,535
Amcor, Ltd.	104,784	1,037,170
AMP, Ltd.	271,033	625,578
APA Group	115,276	832,412
Aristocrat Leisure, Ltd.	51,132	1,052,183
ASX, Ltd.	18,612	857,291
Aurizon Holdings, Ltd.	198,442	590,125
AusNet Services	166,782	196,097
Australia & New Zealand Banking Group, Ltd.	264,667	5,396,467
Bank of Queensland, Ltd.	30,202	240,816
Bendigo & Adelaide Bank, Ltd.	50,810	395,209
BHP Billiton PLC	197,707	4,308,683
BHP Billiton, Ltd.	298,444	7,477,976
BlueScope Steel, Ltd.	45,657	560,937
Boral, Ltd.	94,366	471,805
Brambles, Ltd.	139,052	1,096,661
Caltex Australia, Ltd.	21,064	455,702
Challenger, Ltd.	47,153	382,117
CIMIC Group, Ltd.	8,408	312,454
Coca-Cola Amatil, Ltd.	47,457	335,134
Cochlear, Ltd.	5,154	748,222
Commonwealth Bank of Australia	160,926	8,314,841
Computershare, Ltd.	38,022	548,841
Crown Resorts, Ltd.	39,227	388,559
CSL, Ltd.	42,139	6,131,780
Dexus REIT	98,660	753,831
Domino's Pizza Enterprises, Ltd.	4,890	188,230
Flight Centre Travel Group, Ltd. (a)	4,796	184,473
Fortescue Metals Group, Ltd. (a)	127,518	361,681
Goodman Group REIT	157,383	1,179,740
GPT Group REIT	176,292	664,567
Harvey Norman Holdings, Ltd. (a)	67,556	172,058
Healthscope, Ltd.	133,386	202,674
Incitec Pivot, Ltd.	140,506	404,619
Insurance Australia Group, Ltd.	218,612	1,157,854
LendLease Group	55,710	792,475
Macquarie Group, Ltd.	29,849	2,722,118
Medibank Pvt, Ltd.	221,790	466,986
Mirvac Group REIT	359,768	627,348
National Australia Bank, Ltd.	249,772	5,025,895
Newcrest Mining, Ltd.	67,073	941,981
Oil Search, Ltd.	131,880	861,659
Orica, Ltd.	31,202	384,473
Security Description	Shares	Value
Origin Energy, Ltd. (b)	161,772	$ 966,834
QBE Insurance Group, Ltd.	127,329	1,024,474
Ramsay Health Care, Ltd.	13,734	545,853
REA Group, Ltd.	4,706	292,594
Santos, Ltd.	150,423	790,168
Scentre Group REIT	480,964	1,381,566
SEEK, Ltd.	31,999	480,654
Sonic Healthcare, Ltd.	36,466	657,250
South32, Ltd. (c)	10,757	30,075
South32, Ltd. (c)	467,268	1,325,320
Stockland REIT	232,182	697,181
Suncorp Group, Ltd.	118,443	1,239,214
Sydney Airport	89,714	447,248
Tabcorp Holdings, Ltd.	183,580	646,879
Telstra Corp., Ltd.	363,806	839,710
TPG Telecom, Ltd. (a)	37,112	229,319
Transurban Group Stapled Security	233,242	1,893,513
Treasury Wine Estates, Ltd.	64,368	814,570
Vicinity Centres REIT	329,774	625,153
Wesfarmers, Ltd.	104,290	3,761,634
Westpac Banking Corp.	318,730	6,441,138
Woodside Petroleum, Ltd.	83,583	2,333,183
Woolworths Group, Ltd.	118,731	2,412,292
		91,024,508
AUSTRIA — 0.2%
ANDRITZ AG	6,363	371,379
Erste Group Bank AG (b)	26,647	1,107,408
OMV AG	14,905	837,735
Raiffeisen Bank International AG	12,937	372,653
Voestalpine AG	11,855	542,521
		3,231,696
BELGIUM — 0.7%
Ageas	16,471	885,959
Anheuser-Busch InBev SA	70,943	6,198,148
Colruyt SA	6,558	371,334
Groupe Bruxelles Lambert SA	7,722	809,910
KBC Group NV	23,945	1,782,756
Proximus SADP	12,663	302,692
Solvay SA	6,969	934,914
Telenet Group Holding NV (b)	3,963	218,275
UCB SA	11,921	1,071,699
Umicore SA	20,371	1,139,746
		13,715,433
BRAZIL — 1.4%
Ambev SA	454,267	2,086,178
Atacadao Distribuicao Comercio e Industria Ltda	39,400	146,114
B3 SA - Brasil Bolsa Balcao	188,601	1,105,098
Banco Bradesco SA Preference Shares	311,256	2,234,531
Banco Bradesco SA	97,843	630,882
Banco do Brasil SA	83,400	615,024
Banco Santander Brasil SA	36,000	321,909
BB Seguridade Participacoes SA	57,100	344,583

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
BR Malls Participacoes SA (b)	100,382	$ 241,809
Braskem SA Class A, Preference Shares	12,900	188,773
BRF SA (b)	63,300	348,237
CCR SA	99,100	209,935
Centrais Eletricas Brasileiras SA (b)	16,300	63,305
Centrais Eletricas Brasileiras SA Class B, Preference Shares (b)	28,700	133,814
Cia Brasileira de Distribuicao Preference Shares	16,500	361,562
Cia de Saneamento Basico do Estado de Sao Paulo	25,900	152,992
Cia Energetica de Minas Gerais Preference Shares	75,264	134,940
Cia Siderurgica Nacional SA (b)	41,500	97,059
Cielo SA	117,039	359,011
Cosan SA	10,500	85,214
EDP - Energias do Brasil SA	41,174	131,866
Embraer SA	58,200	288,992
Engie Brasil Energia SA	12,853	114,190
Equatorial Energia SA	15,000	215,823
Fibria Celulose SA	24,300	459,525
Gerdau SA Preference Shares	95,600	411,505
Hypera SA	30,200	215,674
IRB Brasil Resseguros S/A	9,600	159,738
Itau Unibanco Holding SA Preference Shares	297,769	3,290,442
Itausa - Investimentos Itau SA Preference Shares	431,265	1,090,703
JBS SA	123,600	290,310
Klabin SA	61,328	305,446
Kroton Educacional SA	110,800	316,290
Localiza Rent a Car SA	56,320	320,837
Lojas Americanas SA Preference Shares	74,181	294,788
Lojas Renner SA	73,610	571,399
M Dias Branco SA	7,900	77,921
Magazine Luiza SA	6,700	205,502
Multiplan Empreendimentos Imobiliarios SA	15,714	73,621
Natura Cosmeticos SA	13,800	98,069
Odontoprev SA	29,800	95,589
Petrobras Distribuidora SA	30,600	149,416
Petroleo Brasileiro SA Preference Shares	352,500	1,861,558
Petroleo Brasileiro SA	271,300	1,646,054
Porto Seguro SA	12,800	190,034
Raia Drogasil SA	18,800	340,971
Rumo SA (b)	100,787	378,057
Sul America SA	17,891	116,479
Suzano Papel e Celulose SA	42,900	516,491
Telefonica Brasil SA Preference Shares	35,985	353,223
TIM Participacoes SA	97,800	287,262
Ultrapar Participacoes SA	34,800	325,295
Vale SA	290,906	4,357,526
Security Description	Shares	Value
WEG SA	75,970	$ 375,708
		29,787,274
CANADA — 6.3%
Agnico Eagle Mines, Ltd.	21,800	744,094
Alimentation Couche-Tard, Inc. Class B	39,100	1,954,395
AltaGas, Ltd.	28,400	451,509
ARC Resources, Ltd. (a)	35,900	399,938
Atco, Ltd. Class I	9,100	265,763
Aurora Cannabis, Inc. (a)(b)	76,500	734,462
Australis Capital, Inc. (b)(d)	2,249	4,019
Bank of Montreal	59,100	4,871,201
Bank of Nova Scotia	111,500	6,641,177
Barrick Gold Corp.	105,600	1,167,433
BCE, Inc.	14,979	606,414
BlackBerry, Ltd. (b)	49,800	563,265
Bombardier, Inc. Class B (b)	183,600	653,381
Brookfield Asset Management, Inc. Class A	79,450	3,533,638
CAE, Inc.	28,400	576,085
Cameco Corp.	33,200	378,335
Canadian Imperial Bank of Commerce (a)	41,800	3,913,859
Canadian National Railway Co.	67,500	6,052,336
Canadian Natural Resources, Ltd.	111,900	3,653,242
Canadian Pacific Railway, Ltd.	12,900	2,726,804
Canadian Tire Corp., Ltd. Class A	6,200	725,907
Canadian Utilities, Ltd. Class A (a)	14,300	351,360
CCL Industries, Inc. Class B	13,400	603,549
Cenovus Energy, Inc.	91,300	916,108
CGI Group, Inc. Class A (b)	24,500	1,578,493
CI Financial Corp.	26,300	417,309
Constellation Software, Inc.	1,800	1,322,734
Crescent Point Energy Corp. (a)	60,100	382,192
Dollarama, Inc.	30,600	963,263
Emera, Inc.	4,400	136,704
Empire Co., Ltd. Class A	13,400	244,032
Enbridge, Inc.	159,200	5,133,418
Encana Corp.	89,700	1,174,858
Fairfax Financial Holdings, Ltd.	2,600	1,411,515
Finning International, Inc.	15,500	378,327
First Capital Realty, Inc.	15,500	233,831
First Quantum Minerals, Ltd.	64,600	735,159
Fortis, Inc.	38,100	1,234,433
Franco-Nevada Corp.	16,900	1,056,413
George Weston, Ltd.	5,200	393,319
Gildan Activewear, Inc.	18,900	574,633
Goldcorp, Inc.	75,800	771,722
Great-West Lifeco, Inc.	28,600	693,427
H&R Real Estate Investment Trust	12,800	196,763
Husky Energy, Inc.	37,355	655,432
Hydro One, Ltd. (e)	28,800	437,592
IGM Financial, Inc. (a)	6,600	181,263
Imperial Oil, Ltd.	28,100	908,696

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Industrial Alliance Insurance & Financial Services, Inc.	9,800	$ 391,591
Intact Financial Corp.	12,200	1,013,678
Inter Pipeline, Ltd.	36,400	630,791
Keyera Corp.	18,300	489,991
Kinross Gold Corp. (b)	126,800	345,301
Linamar Corp.	3,900	179,552
Loblaw Cos., Ltd.	20,200	1,037,035
Lundin Mining Corp.	55,000	291,041
Magna International, Inc.	31,500	1,653,470
Manulife Financial Corp.	183,000	3,268,970
Methanex Corp.	8,900	702,030
Metro, Inc.	23,057	716,718
National Bank of Canada (a)	30,900	1,542,131
Nutrien, Ltd. (a)	59,518	3,434,050
Onex Corp.	8,400	574,015
Open Text Corp.	25,100	954,406
Pembina Pipeline Corp.	45,336	1,539,376
Power Corp. of Canada	33,600	729,395
Power Financial Corp.	21,000	480,729
PrairieSky Royalty, Ltd.	19,194	336,927
Restaurant Brands International, Inc.	21,546	1,274,824
RioCan Real Estate Investment Trust	12,200	232,938
Rogers Communications, Inc. Class B	32,600	1,675,397
Royal Bank of Canada	133,900	10,725,674
Saputo, Inc.	20,400	606,350
Seven Generations Energy, Ltd. Class A (b)	27,800	331,208
Shaw Communications, Inc. Class B	40,100	780,843
Shopify, Inc. Class A (b)	8,500	1,396,062
SmartCentres Real Estate Investment Trust	5,700	134,540
SNC-Lavalin Group, Inc.	15,900	647,883
Sun Life Financial, Inc.	57,600	2,288,225
Suncor Energy, Inc.	152,364	5,891,345
Teck Resources, Ltd. Class B	52,000	1,252,329
TELUS Corp.	19,100	703,505
Thomson Reuters Corp.	24,900	1,135,391
Toronto-Dominion Bank	170,800	10,371,416
Tourmaline Oil Corp.	22,600	397,589
TransCanada Corp. (a)	84,300	3,408,261
Turquoise Hill Resources, Ltd. (b)	78,900	167,859
Vermilion Energy, Inc. (a)	12,300	404,988
West Fraser Timber Co., Ltd.	5,700	324,158
Wheaton Precious Metals Corp.	41,800	730,837
WSP Global, Inc.	9,000	492,194
		129,388,815
CHILE — 0.3%
Aguas Andinas SA Class A	220,856	121,903
Antofagasta PLC	39,186	436,909
Banco de Chile	2,221,425	337,356
Banco de Credito e Inversiones SA	4,054	273,442
Security Description	Shares	Value
Banco Santander Chile	6,282,882	$ 501,316
Cencosud SA	153,516	363,960
Cia Cervecerias Unidas SA	13,362	185,739
Colbun SA	622,750	134,067
Embotelladora Andina SA Class B, Preference Shares	22,750	88,306
Empresa Nacional de Telecomunicaciones SA	7,195	60,998
Empresas CMPC SA	107,700	433,478
Empresas COPEC SA	37,051	570,819
Enel Americas SA	2,355,987	361,899
Enel Chile SA	2,451,823	246,223
Itau CorpBanca	13,434,953	137,975
Latam Airlines Group SA	26,499	251,327
SACI Falabella	71,485	580,247
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	9,754	446,561
		5,532,525
CHINA — 6.8%
3SBio, Inc. (e)	100,500	169,022
51job, Inc. ADR (b)	2,200	169,378
58.com, Inc. ADR (b)	8,900	655,040
AAC Technologies Holdings, Inc.	68,000	706,514
Agile Group Holdings, Ltd.	148,000	209,189
Agricultural Bank of China, Ltd. Class H	2,567,000	1,259,732
Air China, Ltd. Class H	148,000	142,990
Alibaba Group Holding, Ltd. ADR (b)	106,600	17,563,416
Alibaba Health Information Technology, Ltd. (b)	341,500	334,740
Aluminum Corp. of China, Ltd. Class H (b)	344,000	152,989
Angang Steel Co., Ltd. Class H	150,000	134,187
Anhui Conch Cement Co., Ltd. Class H	125,000	754,802
ANTA Sports Products, Ltd.	108,000	518,269
Autohome, Inc. ADR (a)	5,200	402,532
AviChina Industry & Technology Co., Ltd. Class H	188,000	123,973
BAIC Motor Corp., Ltd. Class H (e)	155,000	124,200
Baidu, Inc. ADR (b)	25,400	5,808,472
Bank of China, Ltd. Class H	7,137,000	3,174,067
Bank of Communications Co., Ltd. Class H	708,000	531,120
Baozun, Inc. ADR (a)(b)	3,300	160,314
BBMG Corp. Class H	322,000	110,284
Beijing Capital International Airport Co., Ltd. Class H	110,000	133,689
Beijing Enterprises Holdings, Ltd.	38,000	213,191
Beijing Enterprises Water Group, Ltd. (b)	484,000	257,930
BOC Hong Kong Holdings, Ltd.	333,000	1,583,100

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Brilliance China Automotive Holdings, Ltd.	242,000	$ 391,535
BYD Co., Ltd. Class H (a)	65,000	466,843
BYD Electronic International Co., Ltd. (a)	72,000	106,000
CGN Power Co., Ltd. Class H (e)	958,600	227,862
China Agri-Industries Holdings, Ltd.	190,000	73,330
China Cinda Asset Management Co., Ltd. Class H	563,592	142,610
China CITIC Bank Corp., Ltd. Class H	732,000	468,673
China Coal Energy Co., Ltd. Class H	186,000	78,442
China Communications Construction Co., Ltd. Class H	369,000	377,257
China Communications Services Corp., Ltd. Class H	250,000	230,354
China Conch Venture Holdings, Ltd.	161,500	563,451
China Construction Bank Corp. Class H	8,931,000	7,806,878
China Eastern Airlines Corp., Ltd. Class H	192,000	123,176
China Everbright Bank Co., Ltd. Class H	221,300	98,137
China Everbright International, Ltd.	361,518	312,319
China Everbright, Ltd.	66,000	118,253
China Evergrande Group (a)	287,000	805,077
China Galaxy Securities Co., Ltd. Class H	212,300	99,029
China Huarong Asset Management Co., Ltd. Class H (e)	841,000	154,767
China Huishan Dairy Holdings Co., Ltd. (a)(b)(f)	66,000	—
China International Capital Corp., Ltd. Class H (e)	91,200	168,533
China Jinmao Holdings Group, Ltd.	592,000	269,335
China Life Insurance Co., Ltd. Class H	662,000	1,504,219
China Literature, Ltd. (a)(b)(e)	16,000	100,602
China Longyuan Power Group Corp., Ltd. Class H	379,000	318,703
China Medical System Holdings, Ltd.	122,000	169,633
China Mengniu Dairy Co., Ltd.	249,000	828,950
China Merchants Bank Co., Ltd. Class A	27,700	123,646
China Merchants Bank Co., Ltd. Class H	355,500	1,444,734
China Merchants Port Holdings Co., Ltd.	92,776	177,611
China Minsheng Banking Corp., Ltd. Class H	546,600	405,851
Security Description	Shares	Value
China Mobile, Ltd.	557,500	$ 5,496,700
China Molybdenum Co., Ltd. Class H (a)	354,000	148,388
China National Building Material Co., Ltd. Class H	338,000	300,208
China Oilfield Services, Ltd. Class H	204,000	221,340
China Overseas Land & Investment, Ltd.	346,000	1,083,337
China Pacific Insurance Group Co., Ltd. Class H	230,400	889,223
China Petroleum & Chemical Corp. Class H	2,296,000	2,300,431
China Power International Development, Ltd.	606,000	134,754
China Railway Construction Corp., Ltd. Class H	187,000	252,364
China Railway Group, Ltd. Class H	423,000	419,492
China Railway Signal & Communication Corp., Ltd. Class H (e)	210,000	148,679
China Reinsurance Group Corp. Class H	499,000	98,845
China Resources Beer Holdings Co., Ltd.	164,721	662,050
China Resources Gas Group, Ltd.	78,000	317,487
China Resources Land, Ltd.	259,333	908,091
China Resources Pharmaceutical Group, Ltd. (e)	177,000	280,942
China Resources Power Holdings Co., Ltd.	222,055	392,752
China Shenhua Energy Co., Ltd. Class H	307,000	701,499
China Southern Airlines Co., Ltd. Class H	162,000	103,723
China Taiping Insurance Holdings Co., Ltd.	132,000	463,060
China Telecom Corp., Ltd. Class H	1,342,000	667,150
China Tower Corp., Ltd. Class H (b)(e)	3,090,000	454,127
China Unicom Hong Kong, Ltd.	554,000	652,773
China Vanke Co., Ltd. Class H	100,200	331,657
China Zhongwang Holdings, Ltd.	231,200	113,164
Chong Sing Holdings FinTech Group (b)	1,484,000	79,653
Chongqing Rural Commercial Bank Co., Ltd. Class H	198,000	108,300
CIFI Holdings Group Co., Ltd.	288,000	132,500
CITIC Securities Co., Ltd. Class H	190,500	338,887
CITIC, Ltd.	526,000	783,800
CNOOC, Ltd.	1,647,000	3,262,470
COSCO SHIPPING Holdings Co., Ltd. Class H (b)	227,000	94,282
COSCO SHIPPING Ports, Ltd.	131,698	144,912

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Country Garden Holdings Co., Ltd.	666,000	$ 840,064
Country Garden Services Holdings Co., Ltd. (b)	90,000	152,973
CRRC Corp., Ltd. Class H	430,350	393,232
CSPC Pharmaceutical Group, Ltd.	410,000	870,835
Ctrip.com International, Ltd. ADR (b)	40,100	1,490,517
Dali Foods Group Co., Ltd. (e)	180,500	129,869
Datang International Power Generation Co., Ltd. Class H	428,000	108,300
Dongfeng Motor Group Co., Ltd. Class H	186,000	191,588
ENN Energy Holdings, Ltd.	78,000	677,836
Far East Horizon, Ltd.	238,000	226,597
Fosun International, Ltd.	260,500	459,418
Future Land Development Holdings, Ltd.	156,000	101,077
Fuyao Glass Industry Group Co., Ltd. Class H (e)	45,600	165,794
GDS Holdings, Ltd. ADR (a)(b)	5,200	182,676
Geely Automobile Holdings, Ltd.	446,000	889,162
Genscript Biotech Corp. (b)	68,000	114,885
GF Securities Co., Ltd. Class H	93,400	119,840
GOME Retail Holdings, Ltd. (a)(b)	972,000	99,375
Great Wall Motor Co., Ltd. Class H (a)	201,000	128,179
Greentown China Holdings, Ltd.	76,000	70,999
Greentown Service Group Co., Ltd.	134,000	107,544
Guangdong Investment, Ltd.	284,000	504,492
Guangzhou Automobile Group Co., Ltd. Class H	302,800	335,503
Guangzhou R&F Properties Co., Ltd. Class H	77,600	142,607
Guotai Junan Securities Co., Ltd. Class H (e)	52,600	108,226
Haitian International Holdings, Ltd.	53,000	117,990
Haitong Securities Co., Ltd. Class H	271,200	246,769
Hengan International Group Co., Ltd.	70,000	645,887
HengTen Networks Group, Ltd. (b)	2,024,000	76,305
Hua Hong Semiconductor, Ltd. (e)	37,000	79,722
Huaneng Power International, Inc. Class H	388,000	255,364
Huaneng Renewables Corp., Ltd. Class H	418,629	124,654
Huatai Securities Co., Ltd. Class H (b)(e)	115,000	164,897
Huazhu Group, Ltd. ADR	11,600	374,680
Industrial & Commercial Bank of China, Ltd. Class H	6,356,000	4,646,234
Security Description	Shares	Value
Inner Mongolia Yitai Coal Co., Ltd. Class B	93,400	$ 112,080
JD.com, Inc. ADR (b)	63,500	1,656,715
Jiangsu Expressway Co., Ltd. Class H	98,000	125,742
Jiangxi Copper Co., Ltd. Class H	75,000	87,509
Kaisa Group Holdings, Ltd. (b)	292,000	93,665
Kingdee International Software Group Co., Ltd.	174,000	189,457
Kingsoft Corp., Ltd.	54,000	102,964
Kunlun Energy Co., Ltd.	290,000	337,627
Kweichow Moutai Co., Ltd. Class A	1,700	180,499
KWG Group Holdings, Ltd.	111,000	101,568
Legend Holdings Corp. Class H (e)	60,300	184,948
Lenovo Group, Ltd.	620,000	453,220
Logan Property Holdings Co., Ltd.	120,000	135,567
Longfor Group Holdings, Ltd. (b)	128,000	330,432
Luye Pharma Group, Ltd. (a)(e)	154,500	138,608
Meitu, Inc. (a)(b)(e)	130,000	91,043
Metallurgical Corp. of China, Ltd. Class H	400,000	112,462
Minth Group, Ltd.	68,000	280,694
MMG, Ltd. (b)	212,000	109,727
Momo, Inc. ADR (b)	13,000	569,400
NetEase, Inc. ADR	7,000	1,597,750
New China Life Insurance Co., Ltd. Class H	72,300	346,952
New Oriental Education & Technology Group, Inc. ADR (b)	13,200	976,932
Nexteer Automotive Group, Ltd.	84,000	133,114
Noah Holdings, Ltd. ADR (a)(b)	2,500	105,350
People's Insurance Co. Group of China, Ltd. Class H	770,000	346,381
PetroChina Co., Ltd. Class H	1,926,000	1,560,511
PICC Property & Casualty Co., Ltd. Class H	617,700	729,408
Ping An Insurance Group Co. of China, Ltd. Class A	14,510	144,564
Ping An Insurance Group Co. of China, Ltd. Class H	478,000	4,856,420
Postal Savings Bank of China Co., Ltd. Class H (e)	244,000	153,730
Semiconductor Manufacturing International Corp. (b)	249,300	268,897
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	204,000	201,526
Shanghai Electric Group Co., Ltd. Class H	358,000	127,646
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	33,500	132,075

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	46,620	$ 63,869
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	78,900	197,227
Shenzhen Investment, Ltd.	284,000	90,736
Shenzhou International Group Holdings, Ltd.	74,000	949,482
Shui On Land, Ltd.	328,000	76,290
Sihuan Pharmaceutical Holdings Group, Ltd.	326,000	66,659
SINA Corp. (b)	5,800	402,984
Sino-Ocean Group Holding, Ltd.	192,000	84,653
Sinopec Engineering Group Co., Ltd. Class H	115,500	131,960
Sinopec Shanghai Petrochemical Co., Ltd. Class H	210,000	128,283
Sinopharm Group Co., Ltd. Class H	100,000	489,463
Sinotrans, Ltd. Class H	286,000	116,594
Sinotruk Hong Kong, Ltd. (a)	97,000	211,233
SOHO China, Ltd.	46,000	17,871
Sunac China Holdings, Ltd.	223,000	686,820
Sunny Optical Technology Group Co., Ltd.	62,300	718,947
TAL Education Group ADR (b)	30,600	786,726
Tencent Holdings, Ltd.	519,900	21,473,972
Tingyi Cayman Islands Holding Corp.	170,000	312,413
Tong Ren Tang Technologies Co., Ltd. Class H	51,000	74,692
Towngas China Co., Ltd. (b)	88,000	77,036
TravelSky Technology, Ltd. Class H	107,000	278,272
Tsingtao Brewery Co., Ltd. Class H	38,000	178,712
Uni-President China Holdings, Ltd.	114,000	121,650
Vipshop Holdings, Ltd. ADR (b)	36,600	228,384
Want Want China Holdings, Ltd.	450,000	378,982
Weibo Corp. ADR (a)(b)	4,210	307,877
Weichai Power Co., Ltd. Class H	164,000	203,300
Wuxi Biologics Cayman, Inc. (b)(e)	43,000	434,951
Xinyi Solar Holdings, Ltd. (a)	268,000	82,542
Yangzijiang Shipbuilding Holdings, Ltd.	155,200	140,848
Yanzhou Coal Mining Co., Ltd. Class H	150,000	173,868
Yum China Holdings, Inc.	34,900	1,225,339
Yuzhou Properties Co., Ltd.	230,000	93,471
YY, Inc. ADR (b)	4,500	337,140
Zhaojin Mining Industry Co., Ltd. Class H	95,000	73,573
Zhejiang Expressway Co., Ltd. Class H	114,000	94,843
ZhongAn Online P&C Insurance Co., Ltd. Class H (b)(e)	23,300	95,137
Security Description	Shares	Value
Zhongsheng Group Holdings, Ltd.	50,000	$ 121,791
Zhuzhou CRRC Times Electric Co., Ltd. Class H	38,000	217,076
Zijin Mining Group Co., Ltd. Class H	346,000	133,096
ZTE Corp. Class H (b)	45,800	83,934
		140,617,959
COLOMBIA — 0.1%
Bancolombia SA ADR	500	20,860
Bancolombia SA	25,059	269,208
Bancolombia SA Preference Shares	45,715	481,877
Cementos Argos SA	35,710	92,600
Ecopetrol SA ADR	700	18,851
Ecopetrol SA	462,200	627,289
Grupo Argos SA	22,062	121,106
Grupo Aval Acciones y Valores SA Preference Shares	302,656	118,743
Grupo de Inversiones Suramericana SA Preference Shares	9,428	107,952
Grupo de Inversiones Suramericana SA	24,789	290,183
Interconexion Electrica SA ESP	32,243	145,286
		2,293,955
CZECH REPUBLIC — 0.0% (g)
CEZ A/S	18,134	463,628
Komercni banka A/S	6,873	282,082
Moneta Money Bank A/S (e)	43,887	161,536
O2 Czech Republic A/S	227	2,649
		909,895
DENMARK — 1.1%
AP Moller - Maersk A/S Class A	329	431,725
AP Moller - Maersk A/S Class B	572	803,607
Carlsberg A/S Class B	10,362	1,243,372
Chr. Hansen Holding A/S	9,405	955,097
Coloplast A/S Class B	11,270	1,152,918
Danske Bank A/S	66,114	1,737,200
DSV A/S	17,345	1,577,715
Genmab A/S (b)	5,496	864,588
H Lundbeck A/S	7,583	468,538
ISS A/S	14,604	514,069
Novo Nordisk A/S Class B	168,619	7,941,995
Novozymes A/S Class B	20,865	1,145,888
Orsted A/S (e)	18,326	1,245,358
Pandora A/S	9,949	621,546
Tryg A/S	8,961	223,175
Vestas Wind Systems A/S	19,657	1,329,990
William Demant Holding A/S (b)	9,101	342,190
		22,598,971
EGYPT — 0.0% (g)
Commercial International Bank Egypt SAE	110,237	516,736

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Eastern Tobacco	112,565	$ 117,464
ElSewedy Electric Co.	69,110	69,033
		703,233
FINLAND — 0.7%
Elisa Oyj	14,499	615,186
Fortum Oyj	42,506	1,065,913
Kone Oyj Class B	30,491	1,629,811
Metso Oyj	9,855	349,578
Neste Oyj	12,340	1,020,503
Nokia Oyj (c)	441,665	2,450,571
Nokia Oyj (c)	74,340	413,079
Nokian Renkaat Oyj	9,752	399,728
Orion Oyj Class B	9,415	356,717
Sampo Oyj Class A	42,050	2,178,311
Stora Enso Oyj Class R	52,686	1,008,184
UPM-Kymmene Oyj	48,349	1,898,118
Wartsila OYJ Abp	42,147	821,933
		14,207,632
FRANCE — 7.1%
Accor SA	17,781	913,259
Aeroports de Paris	3,014	678,797
Air Liquide SA	40,029	5,267,732
Airbus SE	54,175	6,807,144
Alstom SA	14,994	670,324
Amundi SA (e)	6,238	467,620
Arkema SA	6,889	853,768
Atos SE	8,831	1,051,363
AXA SA	177,788	4,780,491
BioMerieux	3,590	299,390
BNP Paribas SA	104,577	6,402,480
Bollore SA	77,292	333,962
Bouygues SA	20,033	866,280
Bureau Veritas SA	25,576	660,376
Capgemini SE	14,450	1,819,350
Carrefour SA	52,481	1,005,785
Casino Guichard Perrachon SA (a)	3,845	161,757
Cie de Saint-Gobain	47,352	2,042,950
Cie Generale des Etablissements Michelin SCA	16,233	1,941,083
CNP Assurances	17,239	415,679
Covivio REIT	3,869	403,322
Credit Agricole SA	102,409	1,473,290
Danone SA	57,604	4,462,698
Dassault Aviation SA	263	486,926
Dassault Systemes SE	11,708	1,750,850
Edenred	21,292	811,907
Eiffage SA	7,102	793,221
Electricite de France SA	52,931	929,875
Engie SA	168,856	2,483,938
Essilor International Cie Generale d'Optique SA	19,216	2,844,604
Eurazeo SE	5,059	398,688
Eutelsat Communications SA	15,258	360,823
Faurecia SA	7,635	459,720
Gecina SA REIT	4,356	727,555
Getlink	38,208	488,164
Security Description	Shares	Value
Hermes International	2,867	$ 1,900,109
ICADE REIT	3,709	342,917
Iliad SA	2,145	280,284
Imerys SA	2,719	200,856
Ingenico Group SA	4,951	376,318
Ipsen SA	3,193	537,015
JCDecaux SA	6,672	244,110
Kering SA	7,127	3,821,956
Klepierre SA REIT	20,838	738,928
Legrand SA	25,427	1,854,110
L'Oreal SA	23,587	5,690,209
LVMH Moet Hennessy Louis Vuitton SE	25,779	9,120,424
Natixis SA	91,070	618,165
Orange SA	187,825	2,996,409
Pernod Ricard SA	19,962	3,276,161
Peugeot SA	54,152	1,461,110
Publicis Groupe SA	19,674	1,176,387
Remy Cointreau SA	2,535	330,362
Renault SA	17,274	1,494,749
Rexel SA	24,964	375,059
Safran SA	31,278	4,384,957
Sanofi	104,185	9,264,589
Schneider Electric SE	51,145	4,116,759
SCOR SE	16,986	789,169
SEB SA	1,973	335,954
Societe BIC SA	1,850	169,431
Societe Generale SA	72,187	3,099,756
Sodexo SA	8,391	890,213
Suez	38,516	547,573
Teleperformance	5,672	1,070,554
Thales SA	9,869	1,402,478
TOTAL SA	221,822	14,386,961
Ubisoft Entertainment SA (b)	7,288	790,801
Unibail-Rodamco-Westfield (b)(h)	66,520	679,604
Unibail-Rodamco-Westfield (h)	9,828	1,977,344
Valeo SA	21,629	939,566
Veolia Environnement SA	47,054	939,489
Vinci SA	46,532	4,432,927
Vivendi SA	96,158	2,476,111
Wendel SA	2,944	438,374
		146,283,419
GERMANY — 6.2%
1&1 Drillisch AG	4,635	225,571
adidas AG	17,319	4,242,467
Allianz SE	40,795	9,097,608
Axel Springer SE	4,179	281,284
BASF SE	85,258	7,580,527
Bayer AG	86,753	7,709,421
Bayerische Motoren Werke AG	31,206	2,816,658
Bayerische Motoren Werke AG Preference Shares	4,642	365,017
Beiersdorf AG	9,821	1,108,541
Brenntag AG	14,599	901,420
Commerzbank AG (b)	96,730	1,008,358
Continental AG	10,488	1,826,662
Covestro AG (e)	18,777	1,523,610

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Daimler AG	84,868	$ 5,357,505
Delivery Hero SE (b)(e)	8,039	386,751
Deutsche Bank AG	179,590	2,050,059
Deutsche Boerse AG	18,248	2,445,908
Deutsche Lufthansa AG	24,117	592,731
Deutsche Post AG	92,760	3,308,717
Deutsche Telekom AG	311,316	5,020,724
Deutsche Wohnen SE	32,939	1,580,847
E.ON SE	208,858	2,129,927
Evonik Industries AG	16,655	596,786
Fraport AG Frankfurt Airport Services Worldwide	4,505	398,197
Fresenius Medical Care AG & Co. KGaA	20,477	2,106,789
Fresenius SE & Co. KGaA	39,215	2,880,468
Fuchs Petrolub SE Preference Shares	6,074	339,484
GEA Group AG	17,601	627,208
Hannover Rueck SE	5,451	770,523
HeidelbergCement AG	13,510	1,056,376
Henkel AG & Co. KGaA Preference Shares	16,945	1,988,827
Henkel AG & Co. KGaA	9,407	999,203
HOCHTIEF AG	1,698	281,634
HUGO BOSS AG	6,469	498,311
Infineon Technologies AG	105,079	2,388,503
Innogy SE (e)	2,772	123,925
Innogy SE (b)	11,409	484,344
KION Group AG	7,102	436,700
KS AG	16,198	340,157
Lanxess AG	7,361	539,321
Linde AG	16,927	4,004,885
MAN SE	3,080	335,025
Merck KGaA	11,996	1,240,068
METRO AG	15,737	246,760
MTU Aero Engines AG	4,909	1,106,720
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,631	3,020,030
OSRAM Licht AG	7,883	313,688
Porsche Automobil Holding SE Preference Shares	14,130	951,895
ProSiebenSat.1 Media SE	22,536	585,547
Puma SE	898	443,286
QIAGEN NV (b)	21,785	824,887
RWE AG	48,660	1,201,020
SAP SE	91,212	11,229,926
Sartorius AG Preference Shares	3,102	503,695
Schaeffler AG Preference Shares	15,093	193,011
Siemens AG	70,890	9,085,252
Siemens Healthineers AG (b)(e)	15,157	666,784
Symrise AG	11,575	1,056,995
Telefonica Deutschland Holding AG	64,992	274,852
ThyssenKrupp AG	38,085	961,684
TUI AG	41,302	793,356
Uniper SE	20,158	620,692
United Internet AG	11,995	567,737
Volkswagen AG	3,328	580,207
Security Description	Shares	Value
Volkswagen AG Preference Shares	17,462	$ 3,074,767
Vonovia SE	44,653	2,182,456
Wirecard AG	10,791	2,340,050
Zalando SE (b)(e)	11,226	436,937
		127,259,281
GREECE — 0.1%
Alpha Bank AE (b)	126,379	181,872
Eurobank Ergasias SA (b)	144,579	108,985
FF Group (b)(d)	122	340
Hellenic Telecommunications Organization SA	21,711	266,547
JUMBO SA	9,840	146,293
Motor Oil Hellas Corinth Refineries SA	5,457	142,612
National Bank of Greece SA (b)	41,872	85,110
OPAP SA	26,292	276,065
Piraeus Bank SA (b)	26,223	57,261
Titan Cement Co. SA	4,041	100,209
		1,365,294
HONG KONG — 2.4%
AIA Group, Ltd.	1,118,800	9,994,265
Alibaba Pictures Group, Ltd. (a)(b)	1,680,000	229,728
ASM Pacific Technology, Ltd.	26,700	271,951
Bank of East Asia, Ltd.	103,299	385,479
China First Capital Group, Ltd. (b)	278,000	149,216
China Gas Holdings, Ltd.	163,000	461,405
China Resources Cement Holdings, Ltd.	172,000	200,248
China State Construction International Holdings, Ltd.	184,750	195,259
China Traditional Chinese Medicine Holdings Co., Ltd.	200,000	135,976
CK Asset Holdings, Ltd.	230,524	1,730,793
CK Hutchison Holdings, Ltd.	244,024	2,812,939
CK Infrastructure Holdings, Ltd.	54,500	431,827
CLP Holdings, Ltd.	148,500	1,739,323
Dairy Farm International Holdings, Ltd.	29,600	266,400
Fullshare Holdings, Ltd. (a)(b)	625,000	300,323
Galaxy Entertainment Group, Ltd.	212,000	1,345,167
GCL-Poly Energy Holdings, Ltd. (a)(b)	1,071,000	75,279
Haier Electronics Group Co., Ltd. (b)	110,000	298,726
Hanergy Thin Film Power Group, Ltd. (b)(f)	68,000	—
Hang Lung Group, Ltd.	95,000	252,527
Hang Lung Properties, Ltd.	195,000	381,283
Hang Seng Bank, Ltd.	68,800	1,869,274
Henderson Land Development Co., Ltd.	127,606	641,707
HK Electric Investments & HK Electric Investments, Ltd. (a)	246,664	249,031
HKT Trust & HKT, Ltd.	318,000	437,281

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Hong Kong & China Gas Co., Ltd.	836,550	$ 1,661,361
Hong Kong Exchanges & Clearing, Ltd.	108,532	3,106,898
Hongkong Land Holdings, Ltd.	113,200	749,384
Hysan Development Co., Ltd.	48,000	242,610
Jardine Matheson Holdings, Ltd.	19,400	1,217,350
Jardine Strategic Holdings, Ltd.	21,200	769,560
Jiayuan International Group, Ltd.	87,156	149,253
Kerry Properties, Ltd.	75,500	256,173
Kingboard Holdings, Ltd.	56,000	182,852
Kingboard Laminates Holdings, Ltd.	95,000	84,257
Lee & Man Paper Manufacturing, Ltd.	156,000	144,738
Li & Fung, Ltd.	530,000	118,532
Link REIT	197,500	1,944,737
Melco Resorts & Entertainment, Ltd. ADR	23,130	489,200
MTR Corp., Ltd.	143,488	755,499
New World Development Co., Ltd.	570,324	778,420
Nine Dragons Paper Holdings, Ltd.	143,000	154,606
NWS Holdings, Ltd.	140,968	278,877
PCCW, Ltd.	337,000	196,389
Power Assets Holdings, Ltd.	121,000	842,758
Sands China, Ltd.	218,400	989,441
Shanghai Industrial Holdings, Ltd.	53,000	117,448
Shangri-La Asia, Ltd.	100,000	148,756
Shenzhen International Holdings, Ltd.	80,500	166,249
Shimao Property Holdings, Ltd.	90,500	225,761
Sino Biopharmaceutical, Ltd.	648,000	604,532
Sino Land Co., Ltd.	323,273	554,425
SJM Holdings, Ltd.	218,000	201,705
SSY Group, Ltd.	132,000	127,531
Sun Art Retail Group, Ltd.	251,500	327,195
Sun Hung Kai Properties, Ltd.	147,500	2,148,909
Swire Pacific, Ltd. Class A	52,500	575,327
Swire Properties, Ltd.	102,200	387,255
Techtronic Industries Co., Ltd.	123,000	785,953
WH Group, Ltd. (e)	829,000	583,751
Wharf Holdings, Ltd.	130,000	353,870
Wharf Real Estate Investment Co., Ltd.	121,000	780,905
Wheelock & Co., Ltd.	67,000	402,005
Yue Yuen Industrial Holdings, Ltd.	56,500	157,047
Yuexiu Property Co., Ltd.	600,000	107,350
		48,724,276
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	31,397	338,242
OTP Bank Nyrt	20,801	770,873
Richter Gedeon Nyrt	14,827	277,402
		1,386,517
Security Description	Shares	Value
INDIA — 2.0%
Adani Ports & Special Economic Zone, Ltd.	52,116	$ 236,495
Ambuja Cements, Ltd.	52,062	160,948
Ashok Leyland, Ltd.	96,463	158,421
Asian Paints, Ltd.	24,080	427,853
Aurobindo Pharma, Ltd.	23,836	244,312
Avenue Supermarts, Ltd. (b)(e)	10,923	210,353
Axis Bank, Ltd. (b)	162,493	1,381,717
Bajaj Auto, Ltd.	8,686	322,325
Bajaj Finance, Ltd.	16,741	503,119
Bajaj Finserv, Ltd.	3,439	285,975
Bharat Forge, Ltd.	16,336	135,619
Bharat Heavy Electricals, Ltd.	73,012	69,044
Bharat Petroleum Corp., Ltd.	61,945	320,407
Bharti Airtel, Ltd.	126,484	593,248
Bharti Infratel, Ltd.	71,218	257,599
Bosch, Ltd.	698	190,989
Britannia Industries, Ltd.	2,757	222,528
Cadila Healthcare, Ltd.	27,349	146,007
Cipla, Ltd.	30,767	275,880
Coal India, Ltd.	61,898	228,072
Container Corp. Of India, Ltd.	14,570	126,626
Dabur India, Ltd.	47,756	282,557
Dr Reddy's Laboratories, Ltd.	12,175	424,924
Eicher Motors, Ltd.	1,089	364,287
GAIL India, Ltd.	65,126	341,397
GAIL India, Ltd. GDR	711	22,539
Glenmark Pharmaceuticals, Ltd.	6,301	54,761
Godrej Consumer Products, Ltd.	31,261	333,789
Grasim Industries, Ltd.	33,219	465,153
Havells India, Ltd.	19,396	158,588
HCL Technologies, Ltd.	54,123	810,800
Hero MotoCorp, Ltd.	4,570	183,661
Hindalco Industries, Ltd.	105,540	332,533
Hindustan Petroleum Corp., Ltd.	38,951	135,085
Hindustan Unilever, Ltd.	59,911	1,327,067
Housing Development Finance Corp., Ltd.	150,310	3,628,673
ICICI Bank, Ltd. ADR	3,933	33,391
ICICI Bank, Ltd.	212,837	898,443
Indiabulls Housing Finance, Ltd.	26,026	306,970
Indian Oil Corp., Ltd.	126,248	268,205
Infosys, Ltd. ADR	14,600	148,482
Infosys, Ltd.	309,416	3,123,185
InterGlobe Aviation, Ltd. (e)	8,111	92,198
ITC, Ltd.	314,781	1,297,728
JSW Steel, Ltd.	84,590	443,429
Larsen & Toubro, Ltd., GDR (c)	3,180	55,141
Larsen & Toubro, Ltd.	41,476	729,678
LIC Housing Finance, Ltd.	27,542	158,303
Lupin, Ltd.	24,227	301,960
Mahindra & Mahindra Financial Services, Ltd.	27,266	150,943
Mahindra & Mahindra, Ltd. GDR	3,302	38,633
Mahindra & Mahindra, Ltd.	70,227	837,512
Marico, Ltd.	31,723	144,852

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Maruti Suzuki India, Ltd.	9,608	$ 970,277
Motherson Sumi Systems, Ltd.	54,804	194,146
Nestle India, Ltd.	2,089	278,957
NTPC, Ltd.	178,903	414,495
Oil & Natural Gas Corp., Ltd.	147,556	363,648
Page Industries, Ltd.	490	226,445
Petronet LNG, Ltd.	45,619	141,155
Pidilite Industries, Ltd.	10,715	154,177
Piramal Enterprises, Ltd.	7,347	233,008
Power Grid Corp. of India, Ltd.	137,352	356,786
Reliance Industries, Ltd., GDR (c)(e)	6,884	236,465
Reliance Industries, Ltd.	247,394	4,280,848
Rural Electrification Corp., Ltd.	54,149	73,578
Shree Cement, Ltd.	574	134,532
Shriram Transport Finance Co., Ltd.	9,802	155,785
Siemens, Ltd.	6,013	78,035
State Bank of India (b)	155,901	570,999
State Bank of India GDR (b)	1,020	37,689
Sun Pharmaceutical Industries, Ltd.	77,071	662,636
Tata Consultancy Services, Ltd.	82,662	2,492,746
Tata Motors, Ltd. ADR (b)	1,078	16,558
Tata Motors, Ltd. (b)	143,863	444,548
Tata Power Co., Ltd.	115,538	104,955
Tata Steel, Ltd.	25,361	202,846
Tata Steel, Ltd. GDR	1,300	10,296
Tech Mahindra, Ltd.	49,927	514,491
Titan Co., Ltd.	27,157	301,241
UltraTech Cement, Ltd.	8,609	483,239
United Spirits, Ltd. (b)	25,960	184,127
UPL, Ltd.	31,100	285,151
Vedanta, Ltd.	114,419	366,744
Vedanta, Ltd. ADR	1,433	18,342
Vodafone Idea, Ltd. (b)	210,934	113,047
Wipro, Ltd. ADR (a)	5,876	30,614
Wipro, Ltd.	95,255	424,305
Yes Bank, Ltd.	163,001	413,967
Zee Entertainment Enterprises, Ltd.	51,854	314,815
		40,678,097
INDONESIA — 0.4%
Adaro Energy Tbk PT	1,258,000	154,913
Astra International Tbk PT	1,769,100	872,589
Bank Central Asia Tbk PT	896,000	1,452,096
Bank Danamon Indonesia Tbk PT	361,600	174,715
Bank Mandiri Persero Tbk PT	1,631,400	736,246
Bank Negara Indonesia Persero Tbk PT	651,900	323,730
Bank Rakyat Indonesia Persero Tbk PT	5,066,600	1,071,019
Bank Tabungan Negara Persero Tbk PT	370,200	65,338
Bumi Serpong Damai Tbk PT (b)	103,500	8,022
Security Description	Shares	Value
Charoen Pokphand Indonesia Tbk PT	573,000	$ 195,147
Gudang Garam Tbk PT	43,700	217,158
Hanjaya Mandala Sampoerna Tbk PT	833,400	215,320
Indah Kiat Pulp & Paper Corp. Tbk PT	239,400	278,736
Indocement Tunggal Prakarsa Tbk PT	115,500	143,392
Indofood CBP Sukses Makmur Tbk PT	115,000	68,106
Indofood Sukses Makmur Tbk PT	409,500	162,135
Jasa Marga Persero Tbk PT	13,875	4,162
Kalbe Farma Tbk PT	1,941,600	179,808
Matahari Department Store Tbk PT	247,100	114,832
Pakuwon Jati Tbk PT	1,357,000	46,898
Perusahaan Gas Negara Persero Tbk	1,274,900	192,499
Semen Indonesia Persero Tbk PT	331,000	220,459
Surya Citra Media Tbk PT	511,200	64,322
Telekomunikasi Indonesia Persero Tbk PT	4,572,400	1,116,903
Tower Bersama Infrastructure Tbk PT	16,500	6,228
Unilever Indonesia Tbk PT	125,000	394,465
United Tractors Tbk PT	146,700	324,873
Waskita Karya Persero Tbk PT	124,000	14,146
		8,818,257
IRELAND — 0.4%
AerCap Holdings NV (b)	11,123	639,795
AIB Group PLC	83,592	428,176
Bank of Ireland Group PLC (b)	92,401	707,800
CRH PLC	79,344	2,597,013
James Hardie Industries PLC	42,756	648,421
Kerry Group PLC Class A	14,306	1,582,713
Paddy Power Betfair PLC	7,402	631,910
Ryanair Holdings PLC ADR (b)	2,363	226,943
Smurfit Kappa Group PLC	19,652	777,446
		8,240,217
ISRAEL — 0.4%
Azrieli Group, Ltd.	2,906	149,288
Bank Hapoalim BM	96,523	707,159
Bank Leumi Le-Israel BM	145,133	957,522
Bezeq The Israeli Telecommunication Corp., Ltd.	135,675	156,077
Check Point Software Technologies, Ltd. (b)	11,810	1,389,683
Elbit Systems, Ltd.	2,126	269,653
Frutarom Industries, Ltd.	3,466	358,877
Israel Chemicals, Ltd.	73,453	448,451
Mizrahi Tefahot Bank, Ltd.	9,263	162,323
Nice, Ltd. (b)	6,158	696,886
Teva Pharmaceutical Industries, Ltd. ADR	46,753	1,007,059

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Teva Pharmaceutical Industries, Ltd.	44,182	$ 968,767
		7,271,745
ITALY — 1.3%
Assicurazioni Generali SpA	111,294	1,923,507
Atlantia SpA	46,846	972,335
Davide Campari-Milano SpA	50,761	432,463
Enel SpA	740,899	3,796,764
Eni SpA	237,926	4,499,546
Ferrari NV	11,738	1,616,955
Intesa Sanpaolo SpA	1,394,857	3,565,897
Leonardo SpA	40,572	489,151
Luxottica Group SpA	15,945	1,083,797
Mediobanca Banca di Credito Finanziario SpA	54,081	540,461
Moncler SpA	15,605	672,445
Pirelli & C SpA (b)(e)	34,961	293,509
Poste Italiane SpA (e)	45,660	364,980
Prysmian SpA	20,393	475,150
Recordati SpA	8,823	298,829
Snam SpA	212,451	885,628
Telecom Italia SpA/Milano (b)	1,076,175	653,738
Telecom Italia SpA/Milano	579,163	311,728
Terna Rete Elettrica Nazionale SpA	135,410	723,639
UniCredit SpA	188,938	2,844,968
		26,445,490
JAPAN — 15.9%
ABC-Mart, Inc. (a)	2,900	161,359
Acom Co., Ltd. (a)	36,100	145,563
Aeon Co., Ltd.	57,400	1,383,391
AEON Financial Service Co., Ltd. (a)	10,500	217,516
Aeon Mall Co., Ltd.	8,700	149,513
AGC, Inc.	15,900	660,021
Air Water, Inc.	11,600	212,933
Aisin Seiki Co., Ltd.	16,600	808,188
Ajinomoto Co., Inc.	51,100	877,497
Alfresa Holdings Corp.	16,400	438,931
Alps Electric Co., Ltd.	16,900	429,400
Amada Holdings Co., Ltd.	29,700	317,173
ANA Holdings, Inc.	10,100	353,013
Aozora Bank, Ltd.	11,600	414,632
Asahi Group Holdings, Ltd.	34,800	1,508,914
Asahi Kasei Corp.	114,500	1,736,880
Asics Corp.	12,400	184,933
Astellas Pharma, Inc.	183,300	3,198,491
Bandai Namco Holdings, Inc.	18,100	703,539
Bank of Kyoto, Ltd.	4,400	229,713
Benesse Holdings, Inc.	6,600	187,974
Bridgestone Corp.	57,300	2,165,681
Brother Industries, Ltd.	19,300	381,293
Calbee, Inc.	6,100	200,854
Canon, Inc.	92,800	2,949,404
Casio Computer Co., Ltd. (a)	17,500	286,107
Central Japan Railway Co.	13,700	2,853,739
Chiba Bank, Ltd.	57,000	389,418
Security Description	Shares	Value
Chubu Electric Power Co., Inc.	62,400	$ 944,089
Chugai Pharmaceutical Co., Ltd.	20,900	1,343,223
Chugoku Electric Power Co., Inc. (a)	32,000	411,322
Coca-Cola Bottlers Japan Holdings, Inc.	13,200	353,286
Concordia Financial Group, Ltd.	106,900	524,218
Credit Saison Co., Ltd.	12,000	195,765
CyberAgent, Inc.	8,900	474,050
CYBERDYNE, Inc. (a)(b)	5,300	41,855
Dai Nippon Printing Co., Ltd.	21,300	495,440
Daicel Corp.	24,500	284,721
Daifuku Co., Ltd. (a)	10,100	514,848
Dai-ichi Life Holdings, Inc.	96,100	2,001,361
Daiichi Sankyo Co., Ltd.	51,800	2,246,027
Daikin Industries, Ltd.	23,000	3,062,684
Daito Trust Construction Co., Ltd.	6,300	810,622
Daiwa House Industry Co., Ltd.	50,500	1,497,416
Daiwa House REIT Investment Corp.	169	386,698
Daiwa Securities Group, Inc.	141,000	858,029
DeNA Co., Ltd.	7,100	125,454
Denso Corp.	42,100	2,223,515
Dentsu, Inc.	20,600	955,778
Disco Corp.	2,300	385,139
Don Quijote Holdings Co., Ltd.	11,900	602,412
East Japan Railway Co.	28,800	2,676,269
Eisai Co., Ltd.	24,400	2,375,877
Electric Power Development Co., Ltd.	12,800	354,413
FamilyMart UNY Holdings Co., Ltd.	6,700	697,812
FANUC Corp.	17,800	3,356,746
Fast Retailing Co., Ltd.	5,300	2,702,610
Fuji Electric Co., Ltd.	10,800	432,628
FUJIFILM Holdings Corp.	37,300	1,679,707
Fujitsu, Ltd.	18,000	1,282,986
Fukuoka Financial Group, Inc.	15,800	434,696
Hakuhodo DY Holdings, Inc.	17,800	312,325
Hamamatsu Photonics KK	14,400	573,667
Hankyu Hanshin Holdings, Inc.	22,800	808,945
Hikari Tsushin, Inc.	1,900	375,701
Hino Motors, Ltd.	19,900	217,948
Hirose Electric Co., Ltd.	2,800	306,167
Hisamitsu Pharmaceutical Co., Inc.	5,400	414,086
Hitachi Chemical Co., Ltd.	7,900	160,872
Hitachi Construction Machinery Co., Ltd.	9,300	311,133
Hitachi High-Technologies Corp.	5,400	186,125
Hitachi Metals, Ltd.	16,600	205,627
Hitachi, Ltd.	87,400	2,970,146
Honda Motor Co., Ltd.	149,700	4,532,450
Hoshizaki Corp.	4,500	465,907
Hoya Corp.	35,000	2,079,940
Hulic Co., Ltd.	22,800	223,815
Idemitsu Kosan Co., Ltd.	13,800	730,184

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
IHI Corp.	12,900	$ 488,925
Iida Group Holdings Co., Ltd. (a)	13,400	238,424
Inpex Corp.	101,700	1,268,732
Isetan Mitsukoshi Holdings, Ltd. (a)	29,400	361,078
Isuzu Motors, Ltd.	49,400	778,936
ITOCHU Corp.	132,300	2,422,714
J Front Retailing Co., Ltd.	21,300	330,606
Japan Airlines Co., Ltd.	10,200	366,746
Japan Airport Terminal Co., Ltd.	5,500	250,341
Japan Exchange Group, Inc.	49,600	864,621
Japan Post Bank Co., Ltd.	33,400	394,913
Japan Post Holdings Co., Ltd.	142,100	1,691,413
Japan Prime Realty Investment Corp. REIT	75	267,421
Japan Real Estate Investment Corp. REIT	118	619,166
Japan Retail Fund Investment Corp. REIT	222	402,819
Japan Tobacco, Inc.	99,400	2,595,593
JFE Holdings, Inc.	48,300	1,108,580
JGC Corp.	20,200	463,452
JSR Corp.	14,500	270,762
JTEKT Corp.	23,200	339,672
JXTG Holdings, Inc.	303,300	2,291,873
Kajima Corp.	43,000	625,021
Kakaku.com, Inc.	13,300	260,180
Kamigumi Co., Ltd.	10,700	235,883
Kaneka Corp.	5,200	240,349
Kansai Electric Power Co., Inc.	67,600	1,019,490
Kansai Paint Co., Ltd. (a)	20,900	385,303
Kao Corp.	44,800	3,618,393
Kawasaki Heavy Industries, Ltd.	15,500	437,360
KDDI Corp.	165,900	4,584,761
Keihan Holdings Co., Ltd.	11,300	431,765
Keikyu Corp. (a)	19,700	359,191
Keio Corp.	9,600	525,703
Keisei Electric Railway Co., Ltd.	12,100	426,113
Keyence Corp.	8,800	5,111,802
Kikkoman Corp.	14,800	880,821
Kintetsu Group Holdings Co., Ltd.	17,800	716,168
Kirin Holdings Co., Ltd.	77,500	1,986,200
Kobayashi Pharmaceutical Co., Ltd.	4,300	316,485
Kobe Steel, Ltd.	23,600	209,852
Koito Manufacturing Co., Ltd.	9,000	591,099
Komatsu, Ltd. (a)	85,300	2,595,385
Konami Holdings Corp.	8,200	321,257
Konica Minolta, Inc.	50,300	534,951
Kose Corp.	3,100	590,879
Kubota Corp.	94,500	1,606,546
Kuraray Co., Ltd.	28,700	431,568
Kurita Water Industries, Ltd.	8,800	256,442
Kyocera Corp.	28,700	1,723,238
Kyowa Hakko Kirin Co., Ltd.	26,900	504,205
Kyushu Electric Power Co., Inc.	45,300	546,783
Security Description	Shares	Value
Kyushu Railway Co.	13,300	$ 405,142
Lawson, Inc. (a)	3,700	225,417
LINE Corp. (a)(b)	6,300	266,232
Lion Corp.	23,500	522,199
LIXIL Group Corp.	21,400	412,230
M3, Inc.	40,000	907,866
Mabuchi Motor Co., Ltd.	4,500	181,648
Makita Corp.	21,300	1,067,016
Marubeni Corp.	153,300	1,403,636
Marui Group Co., Ltd.	15,200	375,233
Maruichi Steel Tube, Ltd.	5,100	166,356
Mazda Motor Corp. (a)	55,300	664,077
McDonald's Holdings Co. Japan, Ltd.	5,000	219,659
Mebuki Financial Group, Inc.	66,600	230,434
Medipal Holdings Corp.	13,000	271,365
MEIJI Holdings Co., Ltd.	11,500	772,505
MINEBEA MITSUMI, Inc.	34,700	629,326
MISUMI Group, Inc.	25,600	662,623
Mitsubishi Chemical Holdings Corp.	130,100	1,245,620
Mitsubishi Corp.	122,200	3,766,538
Mitsubishi Electric Corp.	169,900	2,328,207
Mitsubishi Estate Co., Ltd.	111,800	1,901,638
Mitsubishi Gas Chemical Co., Inc.	13,400	285,377
Mitsubishi Heavy Industries, Ltd.	28,000	1,081,446
Mitsubishi Materials Corp.	8,400	251,072
Mitsubishi Motors Corp.	64,600	456,127
Mitsubishi Tanabe Pharma Corp.	25,300	423,207
Mitsubishi UFJ Financial Group, Inc.	1,075,100	6,711,744
Mitsubishi UFJ Lease & Finance Co., Ltd.	40,900	240,895
Mitsui & Co., Ltd.	150,900	2,684,276
Mitsui Chemicals, Inc.	18,500	462,724
Mitsui Fudosan Co., Ltd.	80,000	1,893,912
Mitsui OSK Lines, Ltd. (a)	8,600	250,993
Mizuho Financial Group, Inc.	2,218,200	3,870,645
MS&AD Insurance Group Holdings, Inc.	43,100	1,439,639
Murata Manufacturing Co., Ltd.	17,000	2,613,945
Nabtesco Corp.	8,500	225,998
Nagoya Railroad Co., Ltd.	15,500	384,003
NEC Corp.	25,100	693,877
Nexon Co., Ltd. (b)	39,000	509,882
NGK Insulators, Ltd.	21,900	361,321
NGK Spark Plug Co., Ltd.	14,400	419,633
NH Foods, Ltd.	7,500	276,995
Nidec Corp.	20,900	3,007,532
Nikon Corp.	27,400	515,024
Nintendo Co., Ltd.	10,700	3,905,639
Nippon Building Fund, Inc. REIT	121	699,890
Nippon Electric Glass Co., Ltd.	7,500	236,057
Nippon Express Co., Ltd.	8,100	531,989
Nippon Paint Holdings Co., Ltd.	13,500	503,940
Nippon Prologis REIT, Inc.	152	300,962

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Nippon Steel & Sumitomo Metal Corp.	68,300	$ 1,445,253
Nippon Telegraph & Telephone Corp.	62,500	2,823,876
Nippon Yusen KK	12,400	233,295
Nissan Chemical Corp.	12,600	665,581
Nissan Motor Co., Ltd.	206,700	1,935,339
Nisshin Seifun Group, Inc.	22,000	482,282
Nissin Foods Holdings Co., Ltd.	5,100	350,671
Nitori Holdings Co., Ltd.	7,400	1,061,610
Nitto Denko Corp.	15,100	1,132,118
NOK Corp.	8,300	142,565
Nomura Holdings, Inc.	324,500	1,550,435
Nomura Real Estate Holdings, Inc.	11,300	228,219
Nomura Real Estate Master Fund, Inc. REIT	317	433,142
Nomura Research Institute, Ltd.	10,800	545,776
NSK, Ltd.	38,700	443,610
NTT Data Corp.	61,400	850,308
NTT DOCOMO, Inc.	120,000	3,227,539
Obayashi Corp.	62,900	595,857
Obic Co., Ltd.	6,600	624,642
Odakyu Electric Railway Co., Ltd. (a)	28,400	672,089
Oji Holdings Corp.	87,000	631,906
Olympus Corp.	27,200	1,062,042
Omron Corp.	17,900	756,438
Ono Pharmaceutical Co., Ltd.	39,100	1,106,717
Oracle Corp. Japan	3,300	266,127
Oriental Land Co., Ltd.	19,600	2,049,989
ORIX Corp.	118,100	1,915,219
Osaka Gas Co., Ltd.	36,700	716,003
Otsuka Corp.	7,800	291,165
Otsuka Holdings Co., Ltd.	35,300	1,779,840
Panasonic Corp.	204,100	2,378,187
Park24 Co., Ltd.	10,500	317,538
Pola Orbis Holdings, Inc.	8,100	295,946
Rakuten, Inc. (a)	89,400	685,386
Recruit Holdings Co., Ltd.	101,500	3,388,546
Renesas Electronics Corp. (b)	78,800	492,565
Resona Holdings, Inc.	193,000	1,084,579
Ricoh Co., Ltd.	69,700	748,638
Rinnai Corp.	2,300	175,358
Rohm Co., Ltd.	8,900	648,783
Ryohin Keikaku Co., Ltd.	2,200	654,664
Sankyo Co., Ltd.	3,800	148,708
Santen Pharmaceutical Co., Ltd.	29,700	470,922
SBI Holdings, Inc.	20,300	630,884
Secom Co., Ltd.	19,100	1,557,461
Sega Sammy Holdings, Inc.	18,200	268,389
Seibu Holdings, Inc.	23,900	429,878
Seiko Epson Corp. (a)	22,600	385,604
Sekisui Chemical Co., Ltd.	32,100	592,346
Sekisui House, Ltd.	56,200	857,213
Seven & i Holdings Co., Ltd.	68,100	3,033,728
Seven Bank, Ltd.	42,900	135,591
SG Holdings Co., Ltd.	8,400	220,159
Security Description	Shares	Value
Sharp Corp.	15,400	$ 313,057
Shimadzu Corp.	20,800	651,917
Shimamura Co., Ltd.	1,700	161,342
Shimano, Inc.	7,000	1,128,406
Shimizu Corp.	45,000	410,838
Shin-Etsu Chemical Co., Ltd.	33,800	2,995,087
Shinsei Bank, Ltd.	14,900	243,600
Shionogi & Co., Ltd.	26,900	1,758,204
Shiseido Co., Ltd.	34,200	2,649,345
Shizuoka Bank, Ltd.	53,000	475,943
Showa Denko KK	12,100	667,932
Showa Shell Sekiyu KK	16,500	349,654
SMC Corp.	5,100	1,632,575
SoftBank Group Corp.	76,700	7,745,292
Sohgo Security Services Co., Ltd.	6,500	285,843
Sompo Holdings, Inc.	31,400	1,337,717
Sony Corp.	117,900	7,230,633
Sony Financial Holdings, Inc.	13,400	295,405
Stanley Electric Co., Ltd.	12,300	420,703
Start Today Co., Ltd.	19,400	587,542
Subaru Corp.	55,300	1,694,273
SUMCO Corp.	23,600	342,411
Sumitomo Chemical Co., Ltd.	147,000	860,633
Sumitomo Corp.	106,500	1,776,328
Sumitomo Dainippon Pharma Co., Ltd. (a)	15,000	344,544
Sumitomo Electric Industries, Ltd.	65,900	1,033,885
Sumitomo Heavy Industries, Ltd.	10,200	364,141
Sumitomo Metal Mining Co., Ltd.	21,600	758,001
Sumitomo Mitsui Financial Group, Inc.	122,000	4,925,756
Sumitomo Mitsui Trust Holdings, Inc.	30,700	1,263,839
Sumitomo Realty & Development Co., Ltd.	31,000	1,113,527
Sumitomo Rubber Industries, Ltd.	14,000	210,151
Sundrug Co., Ltd.	5,700	203,491
Suntory Beverage & Food, Ltd.	11,300	478,523
Suzuken Co., Ltd.	6,500	308,447
Suzuki Motor Corp.	30,800	1,764,726
Sysmex Corp.	16,400	1,412,088
T&D Holdings, Inc.	48,900	807,215
Taiheiyo Cement Corp.	12,400	389,189
Taisei Corp.	19,400	884,729
Taisho Pharmaceutical Holdings Co., Ltd.	2,900	354,633
Taiyo Nippon Sanso Corp.	9,900	148,171
Takashimaya Co., Ltd.	11,500	194,291
Takeda Pharmaceutical Co., Ltd.	64,100	2,743,233
TDK Corp.	12,200	1,330,792
Teijin, Ltd.	16,100	308,860
Temp Holdings Co., Ltd. (a)	17,000	398,864
Terumo Corp.	29,400	1,741,973
THK Co., Ltd.	9,000	229,150

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Tobu Railway Co., Ltd.	15,700	$ 464,428
Toho Co., Ltd.	12,900	404,882
Toho Gas Co., Ltd.	5,800	220,337
Tohoku Electric Power Co., Inc.	37,000	502,302
Tokio Marine Holdings, Inc.	62,100	3,081,901
Tokyo Century Corp.	3,700	229,978
Tokyo Electric Power Co. Holdings, Inc. (b)	118,200	580,672
Tokyo Electron, Ltd. (a)	15,100	2,075,195
Tokyo Gas Co., Ltd.	37,200	914,566
Tokyo Tatemono Co., Ltd.	18,500	225,743
Tokyu Corp.	51,000	933,028
Tokyu Fudosan Holdings Corp.	46,300	322,838
Toppan Printing Co., Ltd.	22,000	353,480
Toray Industries, Inc.	130,600	981,354
Toshiba Corp. (b)	58,900	1,703,451
Tosoh Corp.	23,700	365,145
TOTO, Ltd. (a)	15,300	635,115
Toyo Seikan Group Holdings, Ltd.	12,700	263,537
Toyo Suisan Kaisha, Ltd.	8,000	310,252
Toyoda Gosei Co., Ltd.	5,300	130,884
Toyota Industries Corp.	15,300	905,190
Toyota Motor Corp.	208,500	13,023,793
Toyota Tsusho Corp.	19,200	725,166
Trend Micro, Inc.	10,800	695,057
Tsuruha Holdings, Inc.	3,600	443,404
Unicharm Corp.	37,900	1,253,935
United Urban Investment Corp. REIT	258	404,995
USS Co., Ltd.	19,200	356,498
West Japan Railway Co.	14,400	1,004,203
Yahoo! Japan Corp.	270,100	972,584
Yakult Honsha Co., Ltd.	10,700	877,026
Yamada Denki Co., Ltd. (a)	47,700	241,471
Yamaguchi Financial Group, Inc. (a)	19,000	207,087
Yamaha Corp.	13,700	726,099
Yamaha Motor Co., Ltd.	26,700	748,686
Yamato Holdings Co., Ltd. (a)	34,300	1,053,294
Yamazaki Baking Co., Ltd.	10,300	206,209
Yaskawa Electric Corp.	22,100	656,667
Yokogawa Electric Corp.	20,000	423,119
Yokohama Rubber Co., Ltd.	10,800	232,858
		328,110,549
LUXEMBOURG — 0.2%
ArcelorMittal	59,334	1,846,960
Eurofins Scientific SE	1,034	587,284
Millicom International Cellular SA SDR	5,780	331,792
Reinet Investments SCA	12,844	238,805
RTL Group SA	3,498	249,667
SES SA	31,838	698,918
Tenaris SA	46,006	771,081
		4,724,507
MACAU — 0.0% (g)
MGM China Holdings, Ltd.	85,200	135,015
Security Description	Shares	Value
Wynn Macau, Ltd.	116,000	$ 266,841
		401,856
MALAYSIA — 0.6%
AirAsia Group Bhd	140,400	107,204
Alliance Bank Malaysia Bhd	140,600	142,010
AMMB Holdings Bhd	132,400	132,128
Astro Malaysia Holdings Bhd	13,200	4,689
Axiata Group Bhd	281,225	309,867
British American Tobacco Malaysia Bhd	23,500	180,118
CIMB Group Holdings Bhd	423,405	614,876
Dialog Group Bhd	282,300	238,064
DiGi.Com Bhd	316,000	368,037
FGV Holdings Bhd	4,700	1,760
Fraser & Neave Holdings Bhd	17,600	160,414
Gamuda Bhd	128,616	104,422
Genting Bhd	190,200	358,937
Genting Malaysia Bhd	259,500	312,892
Genting Plantations Bhd	900	2,064
HAP Seng Consolidated Bhd	66,200	158,362
Hartalega Holdings Bhd	138,200	221,067
Hong Leong Bank Bhd	49,032	243,827
Hong Leong Financial Group Bhd	20,700	96,535
IHH Healthcare Bhd	185,200	233,150
IJM Corp. Bhd	331,300	144,096
IOI Corp. Bhd	149,800	164,333
IOI Properties Group Bhd	38,750	15,637
Kuala Lumpur Kepong Bhd	43,300	261,150
Malayan Banking Bhd	391,599	926,363
Malaysia Airports Holdings Bhd	66,124	142,202
Maxis Bhd	176,500	249,066
MISC Bhd	86,500	126,662
My EG Services Bhd	269,700	114,045
Nestle Malaysia Bhd	6,300	222,863
Petronas Chemicals Group Bhd	247,800	560,446
Petronas Dagangan Bhd	22,600	143,404
Petronas Gas Bhd	48,700	222,407
PPB Group Bhd	44,280	179,538
Press Metal Aluminium Holdings Bhd	136,100	159,827
Public Bank Bhd	265,700	1,605,050
RHB Capital Bhd	128,959	168,268
Sime Darby Bhd	142,535	89,892
Sime Darby Plantation Bhd	208,035	266,421
Sime Darby Property Bhd	142,535	40,641
SP Setia Bhd Group	131,200	85,596
Telekom Malaysia Bhd	91,003	70,806
Tenaga Nasional Bhd	313,600	1,171,501
Top Glove Corp. Bhd	61,800	159,185
UMW Holdings Bhd	4,900	5,944
Westports Holdings Bhd	92,500	84,934
YTL Corp. Bhd	529,608	159,964
		11,530,664
MEXICO — 0.8%
Alfa SAB de CV Class A	286,700	368,892
Alsea SAB de CV	44,000	149,559

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
America Movil SAB de CV Series L	3,112,100	$ 2,504,758
Arca Continental SAB de CV	39,900	257,717
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B	165,200	258,500
Cemex SAB de CV Series CPO (b)	1,373,964	967,691
Coca-Cola Femsa SAB de CV Series L	62,500	382,469
El Puerto de Liverpool SAB de CV Series C1	13,000	97,754
Fibra Uno Administracion SA de CV REIT	384,300	508,653
Fomento Economico Mexicano SAB de CV	175,500	1,737,613
Fresnillo PLC	22,113	236,863
Gruma SAB de CV Class B	24,445	311,013
Grupo Aeroportuario del Pacifico SAB de CV Class B	37,000	405,117
Grupo Aeroportuario del Sureste SAB de CV Class B	18,610	380,575
Grupo Bimbo SAB de CV Class A	153,500	326,878
Grupo Carso SAB de CV Series A1	23,000	76,629
Grupo Financiero Banorte SAB de CV Series O	246,500	1,784,626
Grupo Financiero Inbursa SAB de CV Series O	215,700	339,366
Grupo Mexico SAB de CV Class B	331,400	954,541
Grupo Televisa SAB Series CPO	232,800	827,905
Industrias Penoles SAB de CV	9,730	167,545
Infraestructura Energetica Nova SAB de CV	48,600	241,710
Kimberly-Clark de Mexico SAB de CV Class A (b)	103,300	183,406
Mexichem SAB de CV	94,957	325,355
Promotora y Operadora de Infraestructura SAB de CV	18,200	193,872
Wal-Mart de Mexico SAB de CV	513,200	1,558,050
		15,547,057
NETHERLANDS — 3.1%
ABN AMRO Group NV (e)	38,236	1,041,440
Aegon NV	169,803	1,102,099
Akzo Nobel NV	23,064	2,157,572
ASML Holding NV	38,095	7,119,395
EXOR NV	9,998	671,445
Heineken Holding NV	10,069	912,221
Heineken NV	24,778	2,324,243
ING Groep NV	363,619	4,723,488
Koninklijke Ahold Delhaize NV	113,184	2,596,397
Koninklijke DSM NV	16,758	1,775,933
Koninklijke KPN NV	314,328	829,489
Koninklijke Philips NV	88,367	4,027,011
Security Description	Shares	Value
Koninklijke Vopak NV	6,356	$ 313,313
NN Group NV	29,632	1,322,667
NXP Semiconductors NV	31,854	2,723,517
Randstad NV	11,642	621,750
Royal Dutch Shell PLC Class A	426,174	14,652,402
Royal Dutch Shell PLC Class B	347,506	12,185,608
Wolters Kluwer NV	27,445	1,711,176
		62,811,166
NEW ZEALAND — 0.1%
a2 Milk Co., Ltd. (b)	64,020	477,898
Auckland International Airport, Ltd.	82,110	397,374
Fisher & Paykel Healthcare Corp., Ltd.	57,800	576,694
Fletcher Building, Ltd. (b)	93,438	405,118
Meridian Energy, Ltd.	118,222	257,463
Ryman Healthcare, Ltd.	36,039	334,489
Spark New Zealand, Ltd.	154,370	414,475
		2,863,511
NORWAY — 0.5%
Aker BP ASA	9,455	401,036
DNB ASA	88,095	1,852,599
Equinor ASA	107,816	3,038,544
Gjensidige Forsikring ASA	21,869	368,454
Marine Harvest ASA	40,936	947,832
Norsk Hydro ASA	126,562	759,375
Orkla ASA	78,119	659,617
Schibsted ASA Class B	9,073	314,195
Telenor ASA	68,136	1,331,209
Yara International ASA	17,107	839,668
		10,512,529
PAKISTAN — 0.0% (g)
Habib Bank, Ltd.	53,000	64,605
Oil & Gas Development Co., Ltd.	90,100	111,003
		175,608
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	12,300	164,943
Credicorp, Ltd.	6,200	1,383,096
Southern Copper Corp.	7,400	319,236
		1,867,275
PHILIPPINES — 0.2%
Aboitiz Equity Ventures, Inc.	180,220	163,442
Aboitiz Power Corp.	208,000	128,773
Alliance Global Group, Inc. (b)	450,900	104,150
Ayala Corp.	25,640	440,384
Ayala Land, Inc.	596,600	442,233
Bank of the Philippine Islands	68,567	105,712
BDO Unibank, Inc.	160,333	355,504
DMCI Holdings, Inc.	360,130	75,852
Globe Telecom, Inc.	2,995	121,951
GT Capital Holdings, Inc.	5,464	82,926
International Container Terminal Services, Inc.	4,320	7,524

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
JG Summit Holdings, Inc.	250,410	$ 250,039
Jollibee Foods Corp.	33,510	159,394
Manila Electric Co.	24,040	151,279
Megaworld Corp.	1,020,000	83,065
Metro Pacific Investments Corp.	974,000	85,628
Metropolitan Bank & Trust Co.	105,149	130,390
PLDT, Inc.	6,380	159,411
Robinsons Land Corp.	40,344	15,158
Security Bank Corp.	5,920	16,874
SM Investments Corp.	25,175	421,214
SM Prime Holdings, Inc.	888,700	594,605
Universal Robina Corp.	80,890	216,335
		4,311,843
POLAND — 0.3%
Alior Bank SA (b)	7,214	123,296
Bank Handlowy w Warszawie SA	5,829	122,080
Bank Millennium SA (b)	64,815	162,649
Bank Polska Kasa Opieki SA	15,424	444,380
CCC SA	2,236	133,453
CD Projekt SA (b)	6,706	340,749
Cyfrowy Polsat SA (b)	19,389	116,983
Dino Polska SA (b)(e)	7,708	208,273
Grupa Azoty SA	626	5,367
Grupa Lotos SA	8,131	165,616
Jastrzebska Spolka Weglowa SA (b)	3,376	60,631
KGHM Polska Miedz SA (b)	14,475	349,888
LPP SA	144	336,941
mBank SA	1,215	147,536
Orange Polska SA (b)	106,622	128,429
PGE Polska Grupa Energetyczna SA (b)	75,453	194,871
PLAY Communications SA (e)	13,499	73,682
Polski Koncern Naftowy ORLEN SA	26,816	734,765
Polskie Gornictwo Naftowe i Gazownictwo SA (b)	155,896	273,635
Powszechna Kasa Oszczednosci Bank Polski SA	81,935	953,585
Powszechny Zaklad Ubezpieczen SA	59,122	636,755
Santander Bank Polska SA	3,603	367,132
		6,080,696
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	223,963	826,702
Galp Energia SGPS SA	47,099	934,917
Jeronimo Martins SGPS SA	26,225	386,389
		2,148,008
QATAR — 0.2%
Barwa Real Estate Co.	8,795	85,450
Commercial Bank PQSC	16,545	183,556
Doha Bank QPSC	21,118	121,784
Ezdan Holding Group QSC (b)	52,409	152,557
Industries Qatar QSC	14,813	507,258
Masraf Al Rayan QSC	32,119	330,760
Security Description	Shares	Value
Ooredoo QSC	5,832	$ 110,490
Qatar Electricity & Water Co. QSC	4,352	228,864
Qatar Insurance Co. SAQ	9,737	101,608
Qatar Islamic Bank SAQ	10,467	402,411
Qatar National Bank QPSC	42,000	2,041,467
		4,266,205
ROMANIA — 0.0% (g)
NEPI Rockcastle PLC	40,925	371,734
RUSSIA — 0.8%
Alrosa PJSC	223,022	361,357
Gazprom PJSC	946,910	2,356,321
Inter RAO UES PJSC (b)	2,290,000	142,777
LUKOIL PJSC ADR	420	32,214
LUKOIL PJSC	39,882	3,054,400
Magnit PJSC GDR	34,998	497,147
Magnitogorsk Iron & Steel Works PJSC	226,900	180,096
MMC Norilsk Nickel PJSC	5,532	963,739
Mobile TeleSystems PJSC ADR	26,400	225,192
Mobile TeleSystems PJSC	31,200	129,883
Moscow Exchange MICEX-RTS PJSC (b)	132,585	196,524
Novatek PJSC GDR	7,961	1,464,824
Novolipetsk Steel PJSC (b)	90,720	245,697
PhosAgro PJSC GDR	11,644	158,125
Polyus PJSC (b)	2,617	164,224
Rosneft Oil Co. PJSC	120,780	912,557
RushHydro PJSC (b)	8,993,000	85,415
Sberbank of Russia PJSC	987,760	3,060,478
Severstal PJSC	18,520	307,795
Surgutneftegas PJSC Preference Shares	802,100	467,641
Surgutneftegas PJSC	888,900	373,027
Tatneft PJSC	134,820	1,712,858
Transneft PJSC Preference Shares	30	75,784
VTB Bank PJSC	437,390,000	272,057
		17,440,132
SINGAPORE — 0.8%
Ascendas Real Estate Investment Trust	206,875	399,715
BOC Aviation, Ltd. (e)	18,300	141,958
CapitaLand Commercial Trust REIT	191,690	249,722
CapitaLand Mall Trust REIT	254,800	413,991
CapitaLand, Ltd.	253,200	624,499
City Developments, Ltd.	31,000	206,689
ComfortDelGro Corp., Ltd.	189,100	336,307
DBS Group Holdings, Ltd.	162,248	3,098,072
Genting Singapore, Ltd.	493,100	382,542
Golden Agri-Resources, Ltd.	309,500	56,629
Jardine Cycle & Carriage, Ltd.	6,211	145,416
Keppel Corp., Ltd.	140,600	716,197
Oversea-Chinese Banking Corp., Ltd.	277,450	2,322,998
SATS, Ltd.	53,300	203,627

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Sembcorp Industries, Ltd.	66,700	$ 150,842
Singapore Airlines, Ltd.	47,200	336,464
Singapore Exchange, Ltd.	85,100	459,024
Singapore Press Holdings, Ltd. (a)	139,900	293,858
Singapore Technologies Engineering, Ltd.	136,400	355,388
Singapore Telecommunications, Ltd.	728,700	1,727,953
Suntec Real Estate Investment Trust	182,700	258,068
United Overseas Bank, Ltd.	127,493	2,526,813
UOL Group, Ltd.	37,533	189,265
Venture Corp., Ltd.	23,900	308,381
Wilmar International, Ltd.	168,900	398,037
		16,302,455
SOUTH AFRICA — 1.4%
Absa Group, Ltd.	64,498	692,233
Anglo American Platinum, Ltd.	5,854	191,117
AngloGold Ashanti, Ltd.	43,902	379,726
Aspen Pharmacare Holdings, Ltd.	37,164	444,826
Bid Corp., Ltd.	30,322	631,927
Bidvest Group, Ltd.	33,867	442,745
Capitec Bank Holdings, Ltd.	2,901	209,969
Clicks Group, Ltd.	22,224	274,831
Coronation Fund Managers, Ltd.	32,439	123,532
Discovery, Ltd.	31,093	373,522
Exxaro Resources, Ltd.	32,236	331,124
FirstRand, Ltd.	303,595	1,456,055
Fortress REIT, Ltd. Class A,	115,468	138,223
Fortress REIT, Ltd. Class B	96,108	103,434
Foschini Group, Ltd.	20,758	254,311
Gold Fields, Ltd.	56,782	136,546
Growthpoint Properties, Ltd. REIT	294,489	483,419
Hyprop Investments, Ltd. REIT	16,182	105,545
Imperial Holdings, Ltd.	12,323	152,391
Investec PLC	69,626	489,934
Investec, Ltd.	19,854	139,639
Kumba Iron Ore, Ltd. (a)	6,528	148,059
Liberty Holdings, Ltd.	15,761	125,609
Life Healthcare Group Holdings, Ltd.	124,734	216,480
Mediclinic International PLC (c)	2,421	13,601
Mediclinic International PLC (c)	41,772	233,688
MMI Holdings, Ltd. (b)	83,371	102,275
Mondi, Ltd.	10,770	295,673
Mr. Price Group, Ltd.	20,604	332,343
MTN Group, Ltd.	152,685	944,945
Naspers, Ltd. Class N	40,664	8,768,970
Nedbank Group, Ltd.	19,590	366,335
Netcare, Ltd.	112,609	192,652
Old Mutual, Ltd.	450,111	951,943
Pick n Pay Stores, Ltd.	32,017	155,614
Pioneer Foods Group, Ltd.	10,377	67,463
PSG Group, Ltd.	17,508	283,320
Security Description	Shares	Value
Rand Merchant Investment Holdings, Ltd.	51,099	$ 139,418
Redefine Properties, Ltd. REIT	560,779	397,068
Remgro, Ltd. (a)	49,948	696,210
Resilient REIT, Ltd.	26,491	108,819
RMB Holdings, Ltd.	75,393	421,684
Sanlam, Ltd.	175,027	978,457
Sappi, Ltd.	63,744	399,772
Sasol, Ltd.	49,815	1,927,406
Shoprite Holdings, Ltd.	36,097	488,861
SPAR Group, Ltd.	17,539	228,210
Standard Bank Group, Ltd.	116,009	1,434,614
Telkom SA SOC, Ltd.	13,170	48,078
Tiger Brands, Ltd.	13,544	253,648
Truworths International, Ltd.	40,455	238,706
Vodacom Group, Ltd.	48,980	435,866
Woolworths Holdings, Ltd.	85,060	298,135
		29,248,971
SOUTH KOREA — 3.4%
Amorepacific Corp.	2,810	661,177
Amorepacific Corp. Preference Shares	740	91,729
AMOREPACIFIC Group	2,522	212,128
BGF retail Co., Ltd.	502	93,001
BNK Financial Group, Inc.	27,622	214,153
Celltrion Healthcare Co., Ltd. (a)(b)	3,133	260,413
Celltrion Pharm, Inc. (b)	1,347	97,147
Celltrion, Inc. (a)(b)	7,363	1,971,432
Cheil Worldwide, Inc.	7,506	146,500
CJ CheilJedang Corp.	711	213,765
CJ Corp.	1,354	164,787
CJ E&M Co., Ltd.	2,145	479,567
CJ Logistics Corp. (b)	1,096	156,113
Coway Co., Ltd.	5,471	428,112
Daelim Industrial Co., Ltd.	2,118	157,716
Daewoo Engineering & Construction Co., Ltd. (b)	24,328	129,837
DB Insurance Co., Ltd.	4,480	294,022
DGB Financial Group, Inc.	13,309	121,782
Dongsuh Cos., Inc.	874	16,546
Doosan Bobcat, Inc.	4,079	148,561
Doosan Heavy Industries & Construction Co., Ltd. (b)	5,775	77,573
E-MART, Inc.	2,133	399,006
GS Engineering & Construction Corp.	5,552	261,771
GS Holdings Corp.	3,356	166,703
GS Retail Co., Ltd.	3,570	123,908
Hana Financial Group, Inc.	25,870	1,038,998
Hankook Tire Co., Ltd.	6,719	303,468
Hanmi Pharm Co., Ltd.	444	200,135
Hanmi Science Co., Ltd.	1,148	90,867
Hanon Systems	16,734	190,836
Hanssem Co., Ltd.	770	53,173
Hanwha Chemical Corp.	6,970	121,272
Hanwha Corp.	3,640	107,633
Hanwha Life Insurance Co., Ltd.	16,650	79,404

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
HDC Hyundai Development Co-Engineering & Construction (b)	2,174	$ 99,758
HLB, Inc. (b)	2,711	293,524
Hotel Shilla Co., Ltd.	2,730	267,032
Hyundai Department Store Co., Ltd.	1,309	117,300
Hyundai Engineering & Construction Co., Ltd.	6,813	414,584
Hyundai Glovis Co., Ltd.	1,744	204,390
Hyundai Heavy Industries Co., Ltd. (b)	3,817	462,823
Hyundai Heavy Industries Holdings Co., Ltd. (b)	1,006	367,302
Hyundai Marine & Fire Insurance Co., Ltd.	5,728	216,624
Hyundai Mobis Co., Ltd.	6,172	1,268,619
Hyundai Motor Co.	13,748	1,605,018
Hyundai Motor Co. Preference Shares (c)	3,845	293,596
Hyundai Motor Co. Preference Shares (c)	1,762	124,377
Hyundai Steel Co.	6,998	356,445
Industrial Bank of Korea	22,023	302,773
Kakao Corp.	4,524	485,333
Kangwon Land, Inc.	10,638	275,241
KB Financial Group, Inc.	35,342	1,726,875
KCC Corp.	458	139,970
KEPCO Plant Service & Engineering Co., Ltd.	3,195	97,931
Kia Motors Corp.	25,372	802,846
Korea Aerospace Industries, Ltd. (b)	6,548	207,198
Korea Electric Power Corp.	24,440	646,666
Korea Gas Corp. (b)	2,420	132,426
Korea Investment Holdings Co., Ltd.	2,958	202,933
Korea Zinc Co., Ltd.	874	343,533
Korean Air Lines Co., Ltd.	4,004	101,431
KT Corp.	833	22,641
KT&G Corp.	10,199	956,228
Kumho Petrochemical Co., Ltd.	1,926	171,026
LG Chem, Ltd.	4,147	1,366,445
LG Chem, Ltd. Preference Shares	491	90,299
LG Corp.	10,198	667,455
LG Display Co., Ltd.	18,859	324,730
LG Electronics, Inc.	9,962	637,640
LG Household & Health Care, Ltd.	819	942,118
LG Household & Health Care, Ltd. Preference Shares	184	133,366
LG Innotek Co., Ltd.	1,061	124,824
LG Uplus Corp.	19,162	316,128
Lotte Chemical Corp.	1,549	388,210
Lotte Corp. (b)	2,576	132,603
Lotte Shopping Co., Ltd.	983	185,656
Medy-Tox, Inc.	329	183,593
Mirae Asset Daewoo Co., Ltd.	47,797	364,968
Security Description	Shares	Value
NAVER Corp.	2,497	$ 1,611,767
NCSoft Corp.	1,587	633,083
Netmarble Corp. (e)	2,574	266,856
NH Investment & Securities Co., Ltd.	11,490	148,124
OCI Co., Ltd.	1,629	161,542
Orange Life Insurance, Ltd. (e)	3,399	104,490
Orion Corp/Republic of Korea	2,349	223,412
Ottogi Corp.	17	11,448
Pan Ocean Co., Ltd. (b)	24,680	116,586
Pearl Abyss Corp. (b)	964	185,804
POSCO	7,302	1,938,642
Posco Daewoo Corp.	6,646	125,521
S-1 Corp.	1,546	127,387
Samsung Biologics Co., Ltd. (b)(e)	1,624	781,804
Samsung C&T Corp.	7,241	845,355
Samsung Card Co., Ltd.	3,804	126,200
Samsung Electro-Mechanics Co., Ltd.	5,729	717,900
Samsung Electronics Co., Ltd. Preference Shares	76,750	2,618,875
Samsung Electronics Co., Ltd.	439,147	18,389,343
Samsung Engineering Co., Ltd. (b)	13,722	238,751
Samsung Fire & Marine Insurance Co., Ltd.	2,784	712,784
Samsung Heavy Industries Co., Ltd. (b)	40,454	294,675
Samsung Life Insurance Co., Ltd.	6,820	598,229
Samsung SDI Co., Ltd.	5,175	1,205,984
Samsung SDS Co., Ltd.	3,359	699,508
Samsung Securities Co., Ltd.	4,928	145,052
Shinhan Financial Group Co., Ltd.	38,301	1,553,793
Shinsegae, Inc.	635	207,516
SillaJen, Inc. (b)	5,434	501,638
SK Holdings Co., Ltd.	2,767	715,915
SK Hynix, Inc.	53,472	3,523,825
SK Innovation Co., Ltd.	5,990	1,161,010
SK Telecom Co., Ltd.	1,684	428,116
S-Oil Corp.	4,401	543,554
ViroMed Co., Ltd. (b)	1,187	257,678
Woori Bank	39,892	607,775
Yuhan Corp.	685	149,752
		70,517,407
SPAIN — 1.9%
ACS Actividades de Construccion y Servicios SA	23,777	1,012,991
Aena SME SA (e)	6,218	1,079,720
Amadeus IT Group SA	41,134	3,823,125
Banco Bilbao Vizcaya Argentaria SA	611,006	3,896,161
Banco de Sabadell SA	500,553	778,484
Banco Santander SA	1,498,121	7,544,060
Bankia SA	104,029	408,042
Bankinter SA	68,461	630,732

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
CaixaBank SA	325,089	$ 1,486,952
Enagas SA	21,503	580,686
Endesa SA	29,553	638,803
Ferrovial SA	46,695	969,201
Grifols SA	28,519	803,608
Iberdrola SA	543,027	3,997,539
Industria de Diseno Textil SA	102,614	3,111,950
Mapfre SA	94,201	295,638
Naturgy Energy Group SA	33,822	923,572
Red Electrica Corp. SA	41,004	859,175
Repsol SA	123,553	2,463,293
Siemens Gamesa Renewable Energy SA (a)(b)	23,620	299,037
Telefonica SA	429,721	3,403,005
		39,005,774
SWEDEN — 1.8%
Alfa Laval AB	26,545	719,352
Assa Abloy AB Class B	95,418	1,916,793
Atlas Copco AB Class A	63,999	1,843,717
Atlas Copco AB Class B	35,597	949,245
Boliden AB	25,975	724,059
Electrolux AB Class B	23,322	514,001
Epiroc AB Class A (b)	59,244	661,509
Epiroc AB Class B (b)	35,597	366,249
Essity AB Class B	54,801	1,376,619
Hennes & Mauritz AB Class B	85,223	1,573,902
Hexagon AB Class B	24,860	1,456,400
Husqvarna AB Class B	45,065	383,599
ICA Gruppen AB	6,173	195,744
Industrivarden AB Class C	14,598	324,192
Investor AB Class B	40,769	1,882,768
Kinnevik AB Class B	22,708	687,123
L E Lundbergforetagen AB Class B	5,800	195,394
Lundin Petroleum AB	16,362	625,911
Nordea Bank AB	274,601	2,990,808
Sandvik AB	101,297	1,796,834
Securitas AB Class B	25,819	449,275
Skandinaviska Enskilda Banken AB Class A	154,921	1,728,777
Skanska AB Class B	33,422	655,986
SKF AB Class B	36,322	716,172
Svenska Handelsbanken AB Class A	136,638	1,724,645
Swedbank AB Class A	80,843	2,002,621
Swedish Match AB	17,569	898,877
Tele2 AB Class B	32,695	393,375
Telefonaktiebolaget LM Ericsson Class B	290,169	2,573,712
Telia Co. AB	254,449	1,167,927
Volvo AB Class B	141,617	2,501,690
		35,997,276
SWITZERLAND — 5.7%
ABB, Ltd.	168,340	3,996,524
Adecco Group AG	14,211	749,831
Baloise Holding AG	4,784	733,174
Barry Callebaut AG	192	365,602
Security Description	Shares	Value
Chocoladefabriken Lindt & Spruengli AG (c)	104	$ 732,514
Chocoladefabriken Lindt & Spruengli AG (c)	10	824,120
Cie Financiere Richemont SA	47,904	3,923,341
Clariant AG (b)	23,031	602,182
Coca-Cola HBC AG (b)	19,565	666,674
Credit Suisse Group AG (b)	235,166	3,551,084
Dufry AG (a)(b)	2,498	282,969
EMS-Chemie Holding AG	674	403,655
Ferguson PLC	21,624	1,837,150
Geberit AG	3,362	1,566,731
Givaudan SA	826	2,040,477
Glencore PLC (b)	1,056,727	4,570,907
Julius Baer Group, Ltd. (b)	20,699	1,040,671
Kuehne + Nagel International AG	5,122	815,388
LafargeHolcim, Ltd. (b)(c)	41,835	2,075,047
LafargeHolcim, Ltd. (b)(c)	3,171	156,606
Lonza Group AG (b)	7,045	2,416,129
Nestle SA	288,065	24,129,277
Novartis AG	200,862	17,355,398
Pargesa Holding SA	2,959	238,859
Partners Group Holding AG	1,676	1,335,755
Roche Holding AG	64,823	15,777,711
Schindler Holding AG (c)	3,865	967,833
Schindler Holding AG (c)	1,759	426,424
SGS SA	491	1,298,878
Sika AG	11,700	1,711,640
Sonova Holding AG	5,048	1,009,290
STMicroelectronics NV	62,787	1,142,767
Straumann Holding AG	933	704,908
Swatch Group AG (c)	2,777	1,109,606
Swatch Group AG (c)	4,879	382,108
Swiss Life Holding AG (b)	3,094	1,178,305
Swiss Prime Site AG (b)	6,748	577,877
Swiss Re AG	29,039	2,693,421
Swisscom AG	2,348	1,070,638
Temenos AG (b)	5,252	855,977
UBS Group AG (b)	359,332	5,701,931
Vifor Pharma AG	4,758	828,802
Zurich Insurance Group AG	13,884	4,409,108
		118,257,289
TAIWAN — 2.8%
Acer, Inc. (b)	255,000	210,878
Advantech Co., Ltd.	33,199	247,364
Airtac International Group	12,000	117,512
ASE Technology Holding Co., Ltd.	328,325	801,107
Asia Cement Corp.	198,000	269,119
Asustek Computer, Inc.	57,000	492,844
AU Optronics Corp.	783,000	330,813
Catcher Technology Co., Ltd.	63,000	693,283
Cathay Financial Holding Co., Ltd.	746,000	1,282,710
Chailease Holding Co., Ltd.	119,829	419,929
Chang Hwa Commercial Bank, Ltd.	452,821	280,297

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Cheng Shin Rubber Industry Co., Ltd.	176,000	$ 276,684
Chicony Electronics Co., Ltd.	46,491	94,100
China Airlines, Ltd.	23,000	6,968
China Development Financial Holding Corp.	1,178,000	439,826
China Life Insurance Co., Ltd.	186,452	187,472
China Steel Corp.	1,182,000	987,161
Chunghwa Telecom Co., Ltd.	337,000	1,214,096
Compal Electronics, Inc.	378,000	234,602
CTBC Financial Holding Co., Ltd.	1,534,009	1,155,543
Delta Electronics, Inc.	185,630	796,434
E.Sun Financial Holding Co., Ltd.	1,022,831	755,407
Eclat Textile Co., Ltd.	15,182	187,954
Eva Airways Corp.	297,469	144,677
Evergreen Marine Corp. Taiwan, Ltd.	27,098	11,360
Far Eastern New Century Corp.	292,620	342,139
Far EasTone Telecommunications Co., Ltd.	140,000	333,803
Feng TAY Enterprise Co., Ltd.	30,273	186,399
First Financial Holding Co., Ltd.	1,026,256	699,116
Formosa Chemicals & Fibre Corp.	309,000	1,295,385
Formosa Petrochemical Corp.	111,000	538,041
Formosa Plastics Corp.	411,000	1,574,919
Formosa Taffeta Co., Ltd.	76,000	92,719
Foxconn Technology Co., Ltd.	84,180	205,398
Fubon Financial Holding Co., Ltd.	620,000	1,051,846
General Interface Solution Holding, Ltd.	11,000	46,474
Giant Manufacturing Co., Ltd.	23,000	98,680
Globalwafers Co., Ltd.	23,000	253,480
Highwealth Construction Corp.	72,900	115,559
Hiwin Technologies Corp.	19,614	162,203
Hon Hai Precision Industry Co., Ltd.	1,511,650	3,921,091
Hotai Motor Co., Ltd.	19,000	162,726
HTC Corp. (b)	57,000	75,793
Hua Nan Financial Holdings Co., Ltd.	759,240	460,025
Innolux Corp.	942,000	327,030
Inventec Corp.	197,000	176,786
Largan Precision Co., Ltd.	9,000	1,071,464
Lite-On Technology Corp.	145,419	182,887
Macronix International	169,320	141,132
MediaTek, Inc.	137,000	1,106,033
Mega Financial Holding Co., Ltd.	1,022,601	921,021
Micro-Star International Co., Ltd.	59,000	159,418
Nan Ya Plastics Corp.	492,000	1,366,443
Nanya Technology Corp.	69,000	131,297
Nien Made Enterprise Co., Ltd.	13,000	101,759
Novatek Microelectronics Corp.	61,000	301,674
Pegatron Corp.	165,000	330,184
Security Description	Shares	Value
Phison Electronics Corp.	13,000	$ 103,462
Pou Chen Corp.	201,000	212,303
Powertech Technology, Inc.	51,000	139,138
President Chain Store Corp.	47,000	551,846
Quanta Computer, Inc.	222,000	386,808
Realtek Semiconductor Corp.	34,000	151,443
Ruentex Development Co., Ltd. (b)	128,936	150,967
Ruentex Industries, Ltd. (b)	79,000	157,053
Shin Kong Financial Holding Co., Ltd.	747,158	292,423
SinoPac Financial Holdings Co., Ltd.	936,281	341,910
Standard Foods Corp.	51,417	85,546
Synnex Technology International Corp.	128,550	163,987
TaiMed Biologics, Inc. (b)	15,000	92,605
Taishin Financial Holding Co., Ltd.	972,456	469,778
Taiwan Business Bank	646,923	235,183
Taiwan Cement Corp.	421,300	567,105
Taiwan Cooperative Financial Holding Co., Ltd.	713,662	434,746
Taiwan High Speed Rail Corp.	152,000	148,849
Taiwan Mobile Co., Ltd.	132,000	473,389
Taiwan Semiconductor Manufacturing Co., Ltd.	2,270,000	19,515,770
Teco Electric and Machinery Co., Ltd.	90,000	65,290
Uni-President Enterprises Corp.	421,880	1,101,229
United Microelectronics Corp.	979,000	517,828
Vanguard International Semiconductor Corp.	105,000	233,845
Walsin Technology Corp.	28,000	195,330
Win Semiconductors Corp.	30,000	132,152
Winbond Electronics Corp.	274,000	130,121
Wistron Corp.	234,842	153,059
WPG Holdings, Ltd.	144,000	178,744
Yageo Corp.	23,962	360,219
Yuanta Financial Holding Co., Ltd.	1,068,022	563,166
Zhen Ding Technology Holding, Ltd.	40,000	89,346
		57,965,704
THAILAND — 0.6%
Advanced Info Service PCL (d)	84,900	527,672
Airports of Thailand PCL (d)	432,600	876,169
Bangkok Bank PCL NVDR	30,800	200,000
Bangkok Dusit Medical Services PCL (d)	357,100	281,572
Bangkok Expressway & Metro PCL (d)	649,000	174,592
Banpu PCL (d)	243,400	143,752
Berli Jucker PCL (d)	104,700	192,630
BTS Group Holdings PCL (d)	619,900	178,264
Bumrungrad Hospital PCL (d)	31,200	179,443
Central Pattana PCL (d)	118,200	303,358

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Charoen Pokphand Foods PCL (d)	285,300	$ 222,753
CP ALL PCL (d)	445,300	950,083
Delta Electronics Thailand PCL (d)	55,900	120,564
Electricity Generating PCL (d)	11,900	86,840
Energy Absolute PCL (d)	112,813	168,312
Glow Energy PCL (d)	44,700	121,633
Home Product Center PCL (d)	417,200	203,827
Indorama Ventures PCL (d)	143,700	262,161
IRPC PCL (d)	971,500	204,273
Kasikornbank PCL	112,400	757,675
Kasikornbank PCL NVDR	58,700	392,059
Krung Thai Bank PCL (d)	265,400	165,772
Land & Houses PCL (d)	567,800	201,908
Minor International PCL (d)	196,350	248,929
PTT Exploration & Production PCL (d)	132,600	635,529
PTT Global Chemical PCL (d)	184,800	464,286
PTT PCL (d)	968,000	1,623,809
Robinson PCL (d)	63,300	137,992
Siam Cement PCL	33,765	490,710
Siam Commercial Bank PCL (d)	164,200	756,518
Thai Oil PCL (d)	98,100	268,455
Thai Union Group PCL Class F (d)	244,000	135,053
TMB Bank PCL (d)	1,483,700	105,520
True Corp. PCL (d)	1,001,312	187,320
		11,969,433
TURKEY — 0.1%
Akbank T.A.S.	181,543	209,125
Anadolu Efes Biracilik Ve Malt Sanayii A/S	23,020	80,779
Arcelik A/S	4,778	11,016
Aselsan Elektronik Sanayi Ve Ticaret A/S	44,184	202,852
BIM Birlesik Magazalar A/S	27,066	366,524
Coca-Cola Icecek A/S	648	3,642
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	30,919	9,213
Eregli Demir ve Celik Fabrikalari TAS	122,357	224,660
Ford Otomotiv Sanayi A/S	1,307	14,316
Haci Omer Sabanci Holding A/S	58,478	74,274
KOC Holding A/S	51,437	146,075
Petkim Petrokimya Holding A/S	12,894	11,483
TAV Havalimanlari Holding A/S	32,543	169,451
Tofas Turk Otomobil Fabrikasi A/S	2,262	8,051
Tupras Turkiye Petrol Rafinerileri A/S	13,184	294,524
Turk Hava Yollari AO (b)	53,950	171,442
Turkcell Iletisim Hizmetleri A/S	92,714	178,103
Turkiye Garanti Bankasi A/S	188,439	241,850
Turkiye Halk Bankasi A/S	29,437	32,782
Turkiye Is Bankasi A/S Class C	144,348	106,207
Turkiye Sise ve Cam Fabrikalari A/S	6,787	6,598
Security Description	Shares	Value
Turkiye Vakiflar Bankasi TAO Class D	68,469	$ 43,197
Ulker Biskuvi Sanayi A/S (b)	1,307	3,683
Yapi ve Kredi Bankasi A/S (b)	14,270	4,466
		2,614,313
UNITED ARAB EMIRATES — 0.2%
Abu Dhabi Commercial Bank PJSC	226,966	490,012
Aldar Properties PJSC	245,613	122,370
DAMAC Properties Dubai Co. PJSC	160,578	89,185
DP World, Ltd.	14,508	277,103
Dubai Investments PJSC	282,063	144,370
Dubai Islamic Bank PJSC	113,893	167,132
Emaar Development PJSC	109,796	156,636
Emaar Malls PJSC	267,179	133,115
Emaar Properties PJSC	347,458	468,253
Emirates Telecommunications Group Co. PJSC	157,245	714,935
First Abu Dhabi Bank PJSC	115,574	449,955
NMC Health PLC	9,069	401,389
		3,614,455
UNITED KINGDOM — 10.1%
3i Group PLC	94,472	1,159,522
Admiral Group PLC	20,501	556,074
Anglo American PLC	97,576	2,192,413
Ashtead Group PLC	46,048	1,463,391
Associated British Foods PLC	33,045	986,814
AstraZeneca PLC	117,426	9,131,102
Auto Trader Group PLC (e)	101,929	593,623
Aviva PLC	378,495	2,416,056
Babcock International Group PLC	29,484	277,983
BAE Systems PLC	304,581	2,501,495
Barclays PLC	1,567,956	3,512,373
Barratt Developments PLC	96,507	713,569
Berkeley Group Holdings PLC	12,975	622,488
BP PLC	1,849,595	14,213,702
British American Tobacco PLC ADR	19,881	927,051
British American Tobacco PLC	192,933	9,018,394
British Land Co. PLC REIT	92,767	746,160
BT Group PLC	780,552	2,293,280
Bunzl PLC	31,917	1,004,323
Burberry Group PLC	40,488	1,063,887
Carnival PLC	16,166	1,004,311
Centrica PLC	547,047	1,105,020
CNH Industrial NV	92,714	1,114,563
Coca-Cola European Partners PLC (c)	6,100	277,367
Coca-Cola European Partners PLC (c)	14,800	670,418
Compass Group PLC	148,867	3,311,857
ConvaTec Group PLC (e)	119,350	361,703
Croda International PLC	11,791	799,862

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
DCC PLC	8,501	$ 772,121
Diageo PLC	228,416	8,098,971
Direct Line Insurance Group PLC	140,443	593,205
easyJet PLC	14,188	243,114
Experian PLC	83,422	2,143,636
Fiat Chrysler Automobiles NV (b)	96,615	1,699,434
G4S PLC	128,363	405,088
GlaxoSmithKline PLC	460,812	9,234,965
GVC Holdings PLC	50,400	603,676
Hammerson PLC REIT	65,172	388,138
Hargreaves Lansdown PLC	27,383	798,091
HSBC Holdings PLC	1,849,512	16,154,607
Imperial Brands PLC	88,033	3,066,292
Informa PLC	110,482	1,098,132
InterContinental Hotels Group PLC	16,813	1,048,014
International Consolidated Airlines Group SA	63,121	542,678
Intertek Group PLC	15,066	980,769
ITV PLC	350,088	720,636
J Sainsbury PLC	178,000	746,965
John Wood Group PLC	68,018	684,400
Johnson Matthey PLC	18,692	868,248
Kingfisher PLC	205,613	691,774
Land Securities Group PLC REIT	69,898	805,223
Legal & General Group PLC	566,967	1,938,584
Lloyds Banking Group PLC	6,610,728	5,109,499
London Stock Exchange Group PLC	28,423	1,699,801
Marks & Spencer Group PLC	141,999	534,782
Meggitt PLC	64,415	475,778
Melrose Industries PLC	468,847	1,222,188
Merlin Entertainments PLC (e)	62,376	325,691
Micro Focus International PLC	11,785	219,689
Micro Focus International PLC ADR (a)	28,000	517,440
Mondi PLC	34,839	955,885
National Grid PLC	309,239	3,191,423
Next PLC	14,025	1,004,814
Pearson PLC	79,412	921,659
Persimmon PLC	28,765	887,135
Prudential PLC	237,540	5,450,297
Randgold Resources, Ltd.	8,956	636,509
Reckitt Benckiser Group PLC	61,350	5,613,042
RELX PLC (c)	94,709	1,995,845
RELX PLC (c)	86,182	1,811,316
Rio Tinto PLC	109,505	5,540,638
Rio Tinto, Ltd.	37,660	2,146,124
Rolls-Royce Holdings PLC (b)	159,177	2,049,593
Royal Bank of Scotland Group PLC	440,015	1,434,503
Royal Mail PLC	74,250	461,955
RSA Insurance Group PLC	98,017	734,959
Sage Group PLC	100,648	769,650
Schroders PLC	12,534	505,876
Segro PLC REIT	92,134	766,299
Security Description	Shares	Value
Severn Trent PLC	24,282	$ 585,485
Shire PLC	85,352	5,146,105
Sky PLC	96,660	2,179,395
Smith & Nephew PLC	79,791	1,456,200
Smiths Group PLC	38,270	746,344
SSE PLC	94,880	1,417,925
St James's Place PLC	50,631	755,330
Standard Chartered PLC	260,149	2,158,969
Standard Life Aberdeen PLC	243,870	972,819
Taylor Wimpey PLC	311,601	698,098
Tesco PLC	921,833	2,882,674
Travis Perkins PLC	20,759	288,439
Unilever NV	143,540	7,996,804
Unilever PLC	113,742	6,253,391
United Utilities Group PLC	66,393	609,522
Vodafone Group PLC	2,489,961	5,341,369
Weir Group PLC	21,300	489,695
Whitbread PLC	17,340	1,066,618
Wm Morrison Supermarkets PLC	202,333	684,433
WPP PLC	113,183	1,659,720
		208,737,287
UNITED STATES — 0.0% (g)
Bausch Health Cos., Inc. (b)	27,800	713,389
TOTAL COMMON STOCKS (Cost $1,802,659,845)		1,938,591,582

WARRANTS — 0.0% (g)
CANADA — 0.0% (g)
Australis Capital, Inc. (expiring 9/19/19) (b)	2,249	4,089
THAILAND — 0.0% (g)
BTS Group Holdings PCL (expiring 8/1/19) (b) (d)	68,878	—
TOTAL WARRANTS (Cost $12,030)		4,089
RIGHTS — 0.0% (g)
AUSTRALIA — 0.0% (g)
Harvey Norman Holdings, Ltd. (expiring 10/15/18) (a) (b) (Cost $0)	1,363	789
SHORT-TERM INVESTMENTS — 6.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (i) (j)	112,199,849	112,199,849

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (i) (k)	27,738,270	$ 27,738,270
TOTAL SHORT-TERM INVESTMENTS (Cost $139,938,119)		139,938,119
TOTAL INVESTMENTS — 100.9% (Cost $1,942,609,994)		2,078,534,579
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(18,683,141)
NET ASSETS — 100.0%		$ 2,059,851,438

(a)	All or a portion of the shares of the security are on loan at September 30, 2018.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2018, total aggregate fair value of securities is $10,133,348 representing 0.5% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2018, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(g)	Amount is less than 0.05% of net assets.
(h)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(i)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at September 30, 2018.
(k)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust
SDR	= Swedish Depositary Receipt

At September 30, 2018, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI EAFE (long)	809	12/21/2018	$79,320,526	$79,908,975	$ 588,449
S&P/TSX 60 Index Future	30	12/20/2018	4,348,823	4,411,109	$ 25,278
Mini MSCI Emerging Markets (long)	724	12/21/2018	37,014,176	37,999,140	$ 984,964
Total unrealized depreciation on open futures contracts purchased					$1,598,691
See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$ 91,024,508	$ —	$ —	$ 91,024,508
Austria	3,231,696	—	—	3,231,696
Belgium	13,715,433	—	—	13,715,433
Brazil	29,787,274	—	—	29,787,274
Canada	129,388,815	—	—	129,388,815
Chile	5,532,525	—	—	5,532,525
China	140,617,959	—	0(a)	140,617,959
Colombia	2,293,955	—	—	2,293,955
Czech Republic	909,895	—	—	909,895
Denmark	22,598,971	—	—	22,598,971
Egypt	703,233	—	—	703,233
Finland	14,207,632	—	—	14,207,632
France	146,283,419	—	—	146,283,419
Germany	127,259,281	—	—	127,259,281
Greece	1,364,954	340	—	1,365,294
Hong Kong	48,724,276	—	0(a)	48,724,276
Hungary	1,386,517	—	—	1,386,517
India	40,678,097	—	—	40,678,097
Indonesia	8,818,257	—	—	8,818,257
Ireland	8,240,217	—	—	8,240,217
Israel	7,271,745	—	—	7,271,745
Italy	26,445,490	—	—	26,445,490
Japan	328,110,549	—	—	328,110,549
Luxembourg	4,724,507	—	—	4,724,507
Macau	401,856	—	—	401,856
Malaysia	11,530,664	—	—	11,530,664
Mexico	15,547,057	—	—	15,547,057
Netherlands	62,811,166	—	—	62,811,166
New Zealand	2,863,511	—	—	2,863,511
Norway	10,512,529	—	—	10,512,529
Pakistan	175,608	—	—	175,608
Peru	1,867,275	—	—	1,867,275
Philippines	4,311,843	—	—	4,311,843
Poland	6,080,696	—	—	6,080,696
Portugal	2,148,008	—	—	2,148,008
Qatar	4,266,205	—	—	4,266,205
Romania	371,734	—	—	371,734
Russia	17,440,132	—	—	17,440,132
Singapore	16,302,455	—	—	16,302,455
South Africa	29,248,971	—	—	29,248,971
South Korea	70,517,407	—	—	70,517,407
Spain	39,005,774	—	—	39,005,774
Sweden	35,997,276	—	—	35,997,276
Switzerland	118,257,289	—	—	118,257,289
Taiwan	57,786,960	178,744	—	57,965,704
Thailand	1,840,444	10,128,989	—	11,969,433
Turkey	2,614,313	—	—	2,614,313
United Arab Emirates	3,614,455	—	—	3,614,455
United Kingdom	208,737,287	—	—	208,737,287
See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
United States	$ 713,389	$ —	$ —	$ 713,389
Warrants
Canada	4,089	—	—	4,089
Thailand	—	—	0(a)	0
Rights
Australia	789	—	—	789
Short-Term Investments	139,938,119	—	—	139,938,119
TOTAL INVESTMENTS	$2,068,226,506	$10,308,073	$ 0	$2,078,534,579
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	1,598,691	—	—	1,598,691
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 1,598,691	$ —	$ —	$ 1,598,691
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$2,069,825,197	$10,308,073	$ —	$2,080,133,270

(a)	Fund held a Level 3 security that was valued at $0 at September 30, 2018.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	20,078,160	$20,078,160	$499,770,303	$407,648,614	$—	$—	112,199,849	$112,199,849	$ 877,011	$—
State Street Navigator Securities Lending Government Money Market Portfolio	10,302,133	10,302,133	341,110,857	323,674,720	—	—	27,738,270	27,738,270	388,854	—
Total		$30,380,293	$840,881,160	$731,323,334	$—	$—		$139,938,119	$1,265,865	$—
See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio Schedule of Investments
September 30, 2018 (Unaudited)

State Street Small/Mid Cap Equity Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Small/Mid Cap Equity Index Portfolio. The schedule of investments for the State Street Small/Mid Cap Equity Index Portfolio follows.
Security Description	Shares	Value
COMMON STOCKS — 97.8%
AEROSPACE & DEFENSE — 1.4%
AAR Corp.	4,260	$ 204,011
Aerojet Rocketdyne Holdings, Inc. (a)	9,000	305,910
Aerovironment, Inc. (a) (b)	2,700	302,859
Astronics Corp. (a)	2,519	109,576
Axon Enterprise, Inc. (a)	7,292	498,992
BWX Technologies, Inc.	12,590	787,379
Cubic Corp.	3,200	233,760
Curtiss-Wright Corp.	5,540	761,307
Ducommun, Inc. (a)	1,300	53,092
Engility Holdings, Inc. (a)	2,200	79,178
Esterline Technologies Corp. (a)	3,300	300,135
HEICO Corp.	4,882	452,122
HEICO Corp. Class A	9,578	723,139
Hexcel Corp.	10,711	718,173
KeyW Holding Corp. (a) (b)	5,900	51,094
KLX, Inc. (a)	6,243	391,936
Kratos Defense & Security Solutions, Inc. (a) (b)	11,100	164,058
Maxar Technologies, Ltd.	7,300	241,411
Mercury Systems, Inc. (a)	5,900	326,388
Moog, Inc. Class A	3,954	339,925
National Presto Industries, Inc. (b)	595	77,142
Sparton Corp. (a)	1,100	15,873
Spirit AeroSystems Holdings, Inc. Class A	13,123	1,202,985
Teledyne Technologies, Inc. (a)	4,323	1,066,398
Triumph Group, Inc. (b)	5,945	138,518
Vectrus, Inc. (a)	1,300	40,547
Wesco Aircraft Holdings, Inc. (a)	6,800	76,500
		9,662,408
AIR FREIGHT & LOGISTICS — 0.4%
Air Transport Services Group, Inc. (a)	7,500	161,025
Atlas Air Worldwide Holdings, Inc. (a)	2,882	183,728
Echo Global Logistics, Inc. (a)	3,700	114,515
Forward Air Corp.	3,600	258,120
Hub Group, Inc. Class A (a)	4,017	183,175
Radiant Logistics, Inc. (a)	4,600	27,186
XPO Logistics, Inc. (a)	15,559	1,776,371
		2,704,120
AIRLINES — 0.3%
Allegiant Travel Co.	1,576	199,837
Copa Holdings SA Class A	3,946	315,049
Hawaiian Holdings, Inc.	6,445	258,444
JetBlue Airways Corp. (a)	38,436	744,121
Mesa Air Group, Inc. (a)	1,700	23,562
SkyWest, Inc.	6,300	371,070
Security Description	Shares	Value
Spirit Airlines, Inc. (a)	8,490	$ 398,775
		2,310,858
AUTO COMPONENTS — 0.8%
Adient PLC (b)	11,900	467,789
American Axle & Manufacturing Holdings, Inc. (a)	14,150	246,776
Cooper Tire & Rubber Co. (b)	6,300	178,290
Cooper-Standard Holdings, Inc. (a)	2,190	262,756
Dana, Inc.	18,747	350,007
Dorman Products, Inc. (a)	3,399	261,451
Fox Factory Holding Corp. (a)	4,600	322,230
Gentex Corp.	33,066	709,596
Gentherm, Inc. (a)	4,554	206,979
LCI Industries	3,098	256,515
Lear Corp.	8,087	1,172,615
Modine Manufacturing Co. (a)	5,983	89,147
Motorcar Parts of America, Inc. (a) (b)	2,300	53,935
Shiloh Industries, Inc. (a)	1,700	18,700
Standard Motor Products, Inc.	2,708	133,288
Stoneridge, Inc. (a)	3,282	97,541
Superior Industries International, Inc.	2,988	50,945
Tenneco, Inc.	6,468	272,562
Tower International, Inc.	2,461	74,445
Visteon Corp. (a)	3,737	347,167
		5,572,734
AUTOMOBILES — 0.8%
Tesla, Inc. (a)	17,192	4,551,926
Thor Industries, Inc.	6,308	527,979
Winnebago Industries, Inc.	4,100	135,915
		5,215,820
BANKS — 6.7%
1st Constitution Bancorp (b)	900	18,630
1st Source Corp.	2,000	105,240
Access National Corp.	1,799	48,771
ACNB Corp.	800	29,760
Allegiance Bancshares, Inc. (a)	1,400	58,380
Amalgamated Bank Class A (a)	1,600	30,864
American National Bankshares, Inc.	1,000	39,000
Ameris Bancorp	5,444	248,791
Ames National Corp.	1,000	27,250
Arrow Financial Corp.	1,481	54,802
Associated Banc-Corp.	21,430	557,180
Atlantic Capital Bancshares, Inc. (a)	3,000	50,250
Auburn National Bancorp, Inc.	300	11,496
Banc of California, Inc.	5,300	100,170
BancFirst Corp.	2,152	129,012
Bancorp, Inc. (a)	6,000	57,540
BancorpSouth Bank	11,855	387,658
Bank of Commerce Holdings	1,900	23,180
Bank of Hawaii Corp.	5,334	420,906
Bank of Marin Bancorp	872	73,161
Bank of NT Butterfield & Son, Ltd.	7,000	363,020
Bank of Princeton (a) (b)	700	21,378
Bank OZK	15,354	582,838
BankUnited, Inc.	13,227	468,236

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Bankwell Financial Group, Inc.	700	$ 21,952
Banner Corp.	4,100	254,897
Bar Harbor Bankshares	1,780	51,122
Baycom Corp. (a)	1,300	34,684
BCB Bancorp, Inc.	1,500	20,775
Berkshire Hills Bancorp, Inc.	5,000	203,500
Blue Hills Bancorp, Inc.	2,826	68,107
BOK Financial Corp.	3,209	312,171
Boston Private Financial Holdings, Inc.	11,000	150,150
Bridge Bancorp, Inc.	1,900	63,080
Brookline Bancorp, Inc.	9,800	163,660
Bryn Mawr Bank Corp.	2,600	121,940
Business First Bancshares, Inc. (b)	1,200	31,860
Byline Bancorp, Inc. (a)	2,000	45,400
C&F Financial Corp.	400	23,500
Cadence BanCorp	9,300	242,916
Cambridge Bancorp	500	44,995
Camden National Corp.	1,882	81,754
Capital City Bank Group, Inc.	1,300	30,342
Capstar Financial Holdings, Inc.	1,000	16,700
Carolina Financial Corp.	2,800	105,616
Cathay General Bancorp	9,754	404,206
CB Financial Services, Inc. (b)	600	18,510
CBTX, Inc. (b)	2,200	78,188
CenterState Bank Corp.	11,741	329,335
Central Pacific Financial Corp.	3,579	94,593
Central Valley Community Bancorp	1,200	25,932
Century Bancorp, Inc. Class A	336	24,276
Chemical Financial Corp.	9,045	483,003
Chemung Financial Corp.	400	16,972
CIT Group, Inc.	13,886	716,656
Citizens & Northern Corp.	1,400	36,610
City Holding Co.	1,849	142,003
Civista Bancshares, Inc.	2,000	48,180
CNB Financial Corp.	1,800	51,948
Coastal Financial Corp. (a)	500	8,500
CoBiz Financial, Inc.	4,700	104,058
Codorus Valley Bancorp, Inc.	1,051	32,833
Columbia Banking System, Inc.	9,258	358,933
Commerce Bancshares, Inc.	11,658	769,661
Community Bank System, Inc. (b)	6,339	387,123
Community Bankers Trust Corp. (a)	2,500	22,000
Community Financial Corp.	500	16,715
Community Trust Bancorp, Inc.	2,013	93,303
ConnectOne Bancorp, Inc.	3,723	88,421
County Bancorp, Inc.	500	12,550
Cullen/Frost Bankers, Inc.	7,256	757,817
Customers Bancorp, Inc. (a)	3,500	82,355
CVB Financial Corp.	14,400	321,408
Eagle Bancorp, Inc. (a)	4,100	207,460
East West Bancorp, Inc.	17,871	1,078,872
Enterprise Bancorp, Inc.	1,178	40,511
Enterprise Financial Services Corp.	2,900	153,845
Equity Bancshares, Inc. Class A (a)	1,600	62,816
Esquire Financial Holdings, Inc. (a)	700	17,472
Evans Bancorp, Inc.	600	28,170
Security Description	Shares	Value
Farmers & Merchants Bancorp, Inc. (b)	1,100	$ 46,849
Farmers National Banc Corp.	3,200	48,960
FB Financial Corp.	2,200	86,196
FCB Financial Holdings, Inc. Class A (a)	5,482	259,847
Fidelity D&D Bancorp, Inc. (b)	300	20,694
Fidelity Southern Corp.	2,800	69,384
Financial Institutions, Inc.	1,800	56,520
First BanCorp (a)	27,200	247,520
First Bancorp, Inc.	1,200	34,764
First Bancorp/Southern Pines	3,513	142,312
First Bancshares, Inc.	1,500	58,575
First Bank/Hamilton	2,500	32,875
First Busey Corp.	5,749	178,506
First Business Financial Services, Inc.	1,000	23,180
First Choice Bancorp	1,400	37,926
First Citizens BancShares, Inc. Class A	943	426,500
First Commonwealth Financial Corp.	12,200	196,908
First Community Bancshares, Inc.	2,000	67,760
First Community Corp.	900	21,780
First Connecticut Bancorp, Inc.	1,700	50,235
First Financial Bancorp	11,782	349,925
First Financial Bankshares, Inc. (b)	8,151	481,724
First Financial Corp.	1,400	70,280
First Financial Northwest, Inc.	1,000	16,570
First Foundation, Inc. (a)	5,200	81,224
First Guaranty Bancshares, Inc.	530	13,616
First Hawaiian, Inc.	13,300	361,228
First Horizon National Corp.	40,719	702,810
First Internet Bancorp	1,000	30,450
First Interstate BancSystem, Inc. Class A	3,982	178,394
First Merchants Corp.	6,278	282,447
First Mid-Illinois Bancshares, Inc.	1,600	64,528
First Midwest Bancorp, Inc.	12,934	343,915
First Northwest Bancorp (a)	1,200	18,480
First of Long Island Corp.	2,950	64,162
First Republic Bank	19,997	1,919,712
First Savings Financial Group, Inc.	200	13,656
First United Corp.	800	15,040
Flushing Financial Corp.	3,400	82,960
FNB Corp.	40,833	519,396
Franklin Financial Network, Inc. (a)	1,455	56,890
Fulton Financial Corp.	22,100	367,965
German American Bancorp, Inc.	2,564	90,458
Glacier Bancorp, Inc.	10,700	461,063
Great Southern Bancorp, Inc.	1,368	75,719
Great Western Bancorp, Inc.	7,315	308,620
Green Bancorp, Inc.	3,000	66,300
Guaranty Bancorp	3,000	89,100
Guaranty Bancshares, Inc.	1,000	30,230
Hancock Whitney Corp.	10,686	508,119
Hanmi Financial Corp.	3,900	97,110
HarborOne Bancorp, Inc. (a)	1,600	30,592
Heartland Financial USA, Inc.	3,600	208,980

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Heritage Commerce Corp.	5,000	$ 74,600
Heritage Financial Corp.	4,800	168,720
Hilltop Holdings, Inc.	9,100	183,547
Home BancShares, Inc.	20,114	440,497
HomeTrust Bancshares, Inc. (a)	2,000	58,300
Hope Bancorp, Inc.	14,721	238,039
Horizon Bancorp, Inc.	4,700	92,825
Howard Bancorp, Inc. (a)	1,500	26,550
IBERIABANK Corp.	6,992	568,799
Independent Bank Corp. (c)	3,433	283,566
Independent Bank Corp. (c)	2,730	64,564
Independent Bank Group, Inc.	2,551	169,131
International Bancshares Corp.	6,990	314,550
Investar Holding Corp.	1,000	26,850
Investors Bancorp, Inc.	29,714	364,591
KKR Real Estate Finance Trust, Inc.	1,900	38,323
Lakeland Bancorp, Inc.	5,500	99,275
Lakeland Financial Corp.	3,028	140,741
LCNB Corp.	1,100	20,515
LegacyTexas Financial Group, Inc.	6,148	261,905
Level One Bancorp, Inc. (b)	200	5,560
Live Oak Bancshares, Inc.	3,000	80,400
Macatawa Bank Corp.	3,200	37,472
MB Financial, Inc.	10,300	474,933
MBT Financial Corp.	2,100	23,730
Mercantile Bank Corp.	2,000	66,740
Metropolitan Bank Holding Corp. (a)	800	32,896
Mid Penn Bancorp, Inc.	600	17,490
Middlefield Banc Corp.	300	14,130
Midland States Bancorp, Inc.	2,500	80,250
MidSouth Bancorp, Inc.	1,700	26,180
MidWestOne Financial Group, Inc.	1,351	45,002
MutualFirst Financial, Inc.	700	25,795
MVB Financial Corp.	1,000	18,020
National Bank Holdings Corp. Class A	3,600	135,540
National Bankshares, Inc.	837	38,042
National Commerce Corp. (a)	2,363	97,592
NBT Bancorp, Inc.	5,400	207,252
Nicolet Bankshares, Inc. (a)	1,100	59,961
Northeast Bancorp	900	19,530
Northrim BanCorp, Inc.	800	33,240
Norwood Financial Corp.	650	25,454
Oak Valley Bancorp (b)	800	15,720
OFG Bancorp	5,300	85,595
Ohio Valley Banc Corp.	500	18,325
Old Line Bancshares, Inc.	1,900	60,116
Old National Bancorp	19,061	367,877
Old Second Bancorp, Inc.	3,600	55,620
Opus Bank	2,400	65,760
Origin Bancorp, Inc.	2,000	75,300
Orrstown Financial Services, Inc.	900	21,420
Pacific City Financial Corp. (b)	1,500	29,010
Pacific Mercantile Bancorp (a)	1,800	16,830
Pacific Premier Bancorp, Inc. (a)	5,851	217,657
PacWest Bancorp	15,115	720,230
Park National Corp.	1,799	189,902
Parke Bancorp, Inc.	820	18,409
Security Description	Shares	Value
Peapack Gladstone Financial Corp.	2,200	$ 67,958
Penns Woods Bancorp, Inc.	547	23,767
Peoples Bancorp of North Carolina, Inc.	530	15,285
Peoples Bancorp, Inc.	2,200	77,066
Peoples Financial Services Corp.	839	35,574
People's Utah Bancorp	1,900	64,505
Pinnacle Financial Partners, Inc.	9,439	567,756
Popular, Inc.	12,710	651,387
Preferred Bank	1,700	99,450
Premier Financial Bancorp, Inc.	1,412	26,108
Prosperity Bancshares, Inc.	8,422	584,066
QCR Holdings, Inc.	1,500	61,275
RBB Bancorp	1,900	46,550
Reliant Bancorp, Inc.	1,200	30,684
Renasant Corp.	6,261	258,016
Republic Bancorp, Inc. Class A	1,200	55,320
Republic First Bancorp, Inc. (a)	6,000	42,900
S&T Bancorp, Inc.	4,253	184,410
Sandy Spring Bancorp, Inc.	4,197	164,984
SB One Bancorp (b)	900	22,680
Seacoast Banking Corp. of Florida (a)	5,800	169,360
Select Bancorp, Inc. (a)	1,300	16,120
ServisFirst Bancshares, Inc.	5,900	230,985
Shore Bancshares, Inc.	1,500	26,730
Sierra Bancorp	1,600	46,240
Signature Bank	6,674	766,442
Simmons First National Corp. Class A	11,486	338,263
SmartFinancial, Inc. (a)	1,300	30,615
South State Corp.	4,645	380,890
Southern First Bancshares, Inc. (a)	800	31,440
Southern National Bancorp of Virginia, Inc.	2,600	42,120
Southside Bancshares, Inc.	4,404	153,259
Spirit of Texas Bancshares, Inc. (a) (b)	300	6,477
State Bank Financial Corp.	4,600	138,828
Sterling Bancorp	28,116	618,552
Stock Yards Bancorp, Inc.	2,700	98,010
Summit Financial Group, Inc.	1,300	30,173
Synovus Financial Corp.	14,171	648,890
TCF Financial Corp.	20,900	497,629
Texas Capital Bancshares, Inc. (a)	6,248	516,397
Tompkins Financial Corp.	1,793	145,574
Towne Bank	8,490	261,916
TriCo Bancshares	3,162	122,116
TriState Capital Holdings, Inc. (a)	3,300	91,080
Triumph Bancorp, Inc. (a)	2,900	110,780
Trustmark Corp.	8,677	291,981
UMB Financial Corp.	5,689	403,350
Umpqua Holdings Corp.	27,687	575,890
Union Bankshares Corp.	8,320	320,570
Union Bankshares, Inc./Morrisville	500	26,575
United Bankshares, Inc.	12,100	439,835
United Community Banks, Inc.	9,961	277,812
United Security Bancshares	1,500	16,650

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Unity Bancorp, Inc.	900	$ 20,610
Univest Corp. of Pennsylvania	3,444	91,094
Valley National Bancorp (b)	40,700	457,875
Veritex Holdings, Inc. (a)	2,700	76,302
Washington Trust Bancorp, Inc.	1,813	100,259
Webster Financial Corp.	11,457	675,505
WesBanco, Inc.	6,241	278,224
West Bancorp, Inc.	1,900	44,650
Westamerica Bancorporation (b)	3,185	191,610
Western Alliance Bancorp (a)	12,365	703,445
Wintrust Financial Corp.	7,028	596,958
		44,567,513
BEVERAGES — 0.2%
Boston Beer Co., Inc. Class A (a) (b)	1,032	296,700
Castle Brands, Inc. (a) (b)	10,900	11,663
Celsius Holdings, Inc. (a)	2,800	11,284
Coca-Cola Bottling Co. Consolidated	584	106,452
Craft Brew Alliance, Inc. (a)	1,500	24,525
Keurig Dr. Pepper, Inc.	22,700	525,959
MGP Ingredients, Inc.	1,600	126,368
National Beverage Corp. (a) (b)	1,500	174,930
Primo Water Corp. (a)	4,500	81,225
		1,359,106
BIOTECHNOLOGY — 4.9%
Abeona Therapeutics, Inc. (a)	3,500	44,800
ACADIA Pharmaceuticals, Inc. (a) (b)	12,709	263,839
Acceleron Pharma, Inc. (a) (b)	4,900	280,427
Achaogen, Inc. (a)	4,200	16,758
Achillion Pharmaceuticals, Inc. (a)	16,200	59,616
Acorda Therapeutics, Inc. (a)	5,100	100,215
Adamas Pharmaceuticals, Inc. (a) (b)	2,600	52,052
ADMA Biologics, Inc. (a) (b)	2,300	14,283
Aduro Biotech, Inc. (a)	7,554	55,522
Adverum Biotechnologies, Inc. (a)	6,700	40,535
Aeglea BioTherapeutics, Inc. (a)	2,000	19,140
Agenus, Inc. (a) (b)	9,400	20,116
Agios Pharmaceuticals, Inc. (a) (b)	6,368	491,100
Aimmune Therapeutics, Inc. (a) (b)	5,500	150,040
Akebia Therapeutics, Inc. (a)	5,500	48,565
Albireo Pharma, Inc. (a)	1,100	36,256
Alder Biopharmaceuticals, Inc. (a) (b)	7,352	122,411
Aldeyra Therapeutics, Inc. (a)	2,000	27,600
Alkermes PLC (a) (b)	18,962	804,747
Allakos, Inc. (a) (b)	1,000	44,990
Allena Pharmaceuticals, Inc. (a)	1,000	10,740
Alnylam Pharmaceuticals, Inc. (a)	11,069	968,759
AMAG Pharmaceuticals, Inc. (a)	4,300	86,000
Amicus Therapeutics, Inc. (a) (b)	24,341	294,283
AnaptysBio, Inc. (a) (b)	2,200	219,494
Apellis Pharmaceuticals, Inc. (a)	4,200	74,676
Aptinyx, Inc. (a)	1,600	46,336
Arbutus Biopharma Corp. (a)	4,300	40,635
Arcus Biosciences, Inc. (a) (b)	600	8,364
Ardelyx, Inc. (a)	3,900	16,965
Arena Pharmaceuticals, Inc. (a)	6,130	282,103
Security Description	Shares	Value
ArQule, Inc. (a)	15,000	$ 84,900
Array BioPharma, Inc. (a) (b)	26,083	396,462
Arrowhead Pharmaceuticals, Inc. (a) (b)	10,600	203,202
Arsanis, Inc. (a)	891	1,443
Atara Biotherapeutics, Inc. (a) (b)	5,400	223,290
Athenex, Inc. (a) (b)	5,900	91,686
Athersys, Inc. (a) (b)	11,900	24,990
Audentes Therapeutics, Inc. (a)	4,300	170,237
AVEO Pharmaceuticals, Inc. (a) (b)	12,500	41,375
Avid Bioservices, Inc. (a)	6,200	42,532
Avrobio, Inc. (a)	800	41,496
Bellicum Pharmaceuticals, Inc. (a) (b)	4,682	28,841
BioCryst Pharmaceuticals, Inc. (a) (b)	14,600	111,398
Biohaven Pharmaceutical Holding Co., Ltd. (a) (b)	3,400	127,670
BioMarin Pharmaceutical, Inc. (a)	21,911	2,124,710
BioSpecifics Technologies Corp. (a)	726	42,464
BioTime, Inc. (a) (b)	10,100	23,735
Bluebird Bio, Inc. (a) (b)	6,719	980,974
Blueprint Medicines Corp. (a)	4,942	385,772
Calithera Biosciences, Inc. (a)	3,600	18,900
Calyxt, Inc. (a) (b)	800	12,216
Cara Therapeutics, Inc. (a) (b)	4,400	105,380
CareDx, Inc. (a)	4,200	121,170
CASI Pharmaceuticals, Inc. (a) (b)	5,900	27,553
Catalyst Biosciences, Inc. (a)	1,500	16,170
Catalyst Pharmaceuticals, Inc. (a)	10,500	39,690
Celcuity, Inc. (a) (b)	1,000	28,760
Cellular Biomedicine Group, Inc. (a) (b)	1,400	25,410
ChemoCentryx, Inc. (a)	2,900	36,656
Chimerix, Inc. (a)	5,397	20,994
Clovis Oncology, Inc. (a) (b)	6,080	178,570
Cohbar, Inc. (a) (b)	2,700	11,637
Coherus Biosciences, Inc. (a) (b)	6,900	113,850
Concert Pharmaceuticals, Inc. (a)	2,500	37,100
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	5,700	43,035
Corvus Pharmaceuticals, Inc. (a) (b)	1,600	13,728
Crinetics Pharmaceuticals, Inc. (a)	1,100	31,515
CTI BioPharma Corp. (a) (b)	6,300	13,608
Cue Biopharma, Inc. (a) (b)	2,100	19,005
Cytokinetics, Inc. (a) (b)	5,800	57,130
CytomX Therapeutics, Inc. (a)	5,976	110,556
Deciphera Pharmaceuticals, Inc. (a)	1,000	38,720
Denali Therapeutics, Inc. (a) (b)	5,600	121,744
Dicerna Pharmaceuticals, Inc. (a)	5,400	82,404
Dynavax Technologies Corp. (a) (b)	7,438	92,231
Eagle Pharmaceuticals, Inc. (a)	1,205	83,543
Editas Medicine, Inc. (a) (b)	5,600	178,192
Eidos Therapeutics, Inc. (a)	1,500	14,970
Emergent BioSolutions, Inc. (a)	5,700	375,231
Enanta Pharmaceuticals, Inc. (a)	2,200	188,012
Epizyme, Inc. (a) (b)	6,038	64,003
Esperion Therapeutics, Inc. (a) (b)	2,900	128,673

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Evelo Biosciences, Inc. (a) (b)	700	$ 8,526
Exact Sciences Corp. (a) (b)	14,822	1,169,752
Exelixis, Inc. (a) (b)	36,885	653,602
Fate Therapeutics, Inc. (a) (b)	6,300	102,627
Fennec Pharmaceuticals, Inc. (a) (b)	1,400	11,480
FibroGen, Inc. (a)	9,400	571,050
Five Prime Therapeutics, Inc. (a)	3,947	54,942
Flexion Therapeutics, Inc. (a) (b)	4,000	74,840
Fortress Biotech, Inc. (a)	3,800	6,080
Forty Seven, Inc. (a)	1,500	22,380
G1 Therapeutics, Inc. (a) (b)	2,500	130,725
Genomic Health, Inc. (a)	2,600	182,572
Geron Corp. (a) (b)	20,983	36,930
Global Blood Therapeutics, Inc. (a) (b)	6,138	233,244
GlycoMimetics, Inc. (a)	4,100	59,040
GTx, Inc. (a) (b)	600	942
Halozyme Therapeutics, Inc. (a)	16,052	291,665
Heron Therapeutics, Inc. (a) (b)	8,926	282,508
Homology Medicines, Inc. (a) (b)	1,300	29,718
Idera Pharmaceuticals, Inc. (a)	2,050	18,265
Immune Design Corp. (a)	4,300	14,835
ImmunoGen, Inc. (a)	18,800	178,036
Immunomedics, Inc. (a) (b)	18,172	378,523
Inovio Pharmaceuticals, Inc. (a) (b)	9,711	53,993
Insmed, Inc. (a) (b)	9,833	198,823
Insys Therapeutics, Inc. (a) (b)	2,753	27,750
Intellia Therapeutics, Inc. (a) (b)	4,200	120,204
Intercept Pharmaceuticals, Inc. (a)	2,717	343,320
Intrexon Corp. (a) (b)	9,741	167,740
Invitae Corp. (a)	8,700	145,551
Ionis Pharmaceuticals, Inc. (a) (b)	15,773	813,571
Iovance Biotherapeutics, Inc. (a) (b)	9,700	109,125
Ironwood Pharmaceuticals, Inc. (a) (b)	17,500	323,050
Jounce Therapeutics, Inc. (a)	1,700	11,050
Kadmon Holdings, Inc. (a) (b)	14,500	48,430
Karyopharm Therapeutics, Inc. (a)	5,700	97,071
Keryx Biopharmaceuticals, Inc. (a) (b)	11,003	37,410
Kezar Life Sciences, Inc. (a)	400	8,564
Kindred Biosciences, Inc. (a)	4,400	61,380
Kiniksa Pharmaceuticals Ltd. Class A (a) (b)	1,000	25,500
Kura Oncology, Inc. (a)	4,000	70,000
La Jolla Pharmaceutical Co. (a) (b)	2,500	50,325
Lexicon Pharmaceuticals, Inc. (a) (b)	5,321	56,775
Ligand Pharmaceuticals, Inc. (a) (b)	2,579	707,910
Loxo Oncology, Inc. (a) (b)	3,377	576,893
MacroGenics, Inc. (a)	4,647	99,632
Madrigal Pharmaceuticals, Inc. (a) (b)	900	192,717
MannKind Corp. (a) (b)	17,200	31,476
MediciNova, Inc. (a) (b)	4,700	58,703
Mersana Therapeutics, Inc. (a) (b)	1,300	13,000
MiMedx Group, Inc. (a) (b)	12,693	78,443
Minerva Neurosciences, Inc. (a)	3,680	46,184
Miragen Therapeutics, Inc. (a)	3,000	16,740
Security Description	Shares	Value
Mirati Therapeutics, Inc. (a) (b)	2,700	$ 127,170
Molecular Templates, Inc. (a)	1,100	5,929
Momenta Pharmaceuticals, Inc. (a)	9,487	249,508
Mustang Bio, Inc. (a) (b)	2,000	11,900
Myriad Genetics, Inc. (a)	7,951	365,746
NantKwest, Inc. (a) (b)	3,400	12,580
Natera, Inc. (a)	3,900	93,366
Neurocrine Biosciences, Inc. (a) (b)	11,071	1,361,179
NewLink Genetics Corp. (a)	3,458	8,265
Novavax, Inc. (a) (b)	44,900	84,412
Nymox Pharmaceutical Corp. (a) (b)	3,700	9,102
OPKO Health, Inc. (a) (b)	41,380	143,175
Organovo Holdings, Inc. (a) (b)	11,700	13,455
Ovid therapeutics, Inc. (a)	1,500	8,505
Palatin Technologies, Inc. (a)	24,100	24,040
PDL BioPharma, Inc. (a)	18,655	49,063
Pfenex, Inc. (a)	2,600	13,286
Pieris Pharmaceuticals, Inc. (a)	6,100	34,160
PolarityTE, Inc. (a) (b)	1,100	21,010
Portola Pharmaceuticals, Inc. (a) (b)	8,241	219,458
Progenics Pharmaceuticals, Inc. (a) (b)	11,700	73,359
Proteostasis Therapeutics, Inc. (a) (b)	3,100	7,471
Prothena Corp. PLC (a) (b)	4,700	61,476
PTC Therapeutics, Inc. (a)	5,600	263,200
Puma Biotechnology, Inc. (a) (b)	3,807	174,551
Ra Pharmaceuticals, Inc. (a) (b)	2,000	36,180
Radius Health, Inc. (a)	4,815	85,707
Recro Pharma, Inc. (a)	1,600	11,376
REGENXBIO, Inc. (a)	3,800	286,900
Repligen Corp. (a) (b)	5,000	277,300
Replimenu Group, Inc. (a)	1,300	20,930
Retrophin, Inc. (a)	5,100	146,523
Rhythm Pharmaceuticals, Inc. (a)	2,100	61,257
Rigel Pharmaceuticals, Inc. (a) (b)	23,200	74,472
Rocket Pharmaceuticals, Inc. (a) (b)	2,500	61,550
Rubius Therapeutics, Inc. (a) (b)	1,500	36,000
Sage Therapeutics, Inc. (a) (b)	5,721	808,091
Sangamo Therapeutics, Inc. (a) (b)	13,000	220,350
Sarepta Therapeutics, Inc. (a) (b)	7,747	1,251,218
Savara, Inc. (a)	3,000	33,480
Scholar Rock Holding Corp. (a) (b)	1,100	28,325
Seattle Genetics, Inc. (a) (b)	13,220	1,019,526
Selecta Biosciences, Inc. (a)	2,100	32,655
Seres Therapeutics, Inc. (a) (b)	2,346	17,806
Solid Biosciences, Inc. (a) (b)	1,700	80,206
Sorrento Therapeutics, Inc. (a) (b)	15,300	67,320
Spark Therapeutics, Inc. (a) (b)	4,042	220,491
Spectrum Pharmaceuticals, Inc. (a) (b)	12,962	217,762
Spero Therapeutics, Inc. (a) (b)	600	6,306
Spring Bank Pharmaceuticals, Inc. (a) (b)	1,300	15,665
Stemline Therapeutics, Inc. (a) (b)	3,200	53,120
Surface Oncology, Inc. (a) (b)	900	9,846
Syndax Pharmaceuticals, Inc. (a) (b)	1,400	11,312
Synergy Pharmaceuticals, Inc. (a) (b)	30,418	51,711
Synlogic, Inc. (a) (b)	1,900	26,999

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Syros Pharmaceuticals, Inc. (a)	2,900	$ 34,539
T2 Biosystems, Inc. (a)	3,100	23,095
TESARO, Inc. (a) (b)	4,852	189,277
TG Therapeutics, Inc. (a) (b)	7,000	39,200
Tocagen, Inc. (a)	2,100	32,739
Translate Bio, Inc. (a) (b)	1,900	19,000
Tyme Technologies, Inc. (a) (b)	5,200	14,456
Ultragenyx Pharmaceutical, Inc. (a) (b)	5,965	455,368
United Therapeutics Corp. (a)	5,397	690,168
UNITY Biotechnology, Inc. (a) (b)	600	9,774
Unum Therapeutics, Inc. (a) (b)	400	4,120
Vanda Pharmaceuticals, Inc. (a)	6,500	149,175
Veracyte, Inc. (a)	2,900	27,695
Verastem, Inc. (a) (b)	8,700	63,075
Vericel Corp. (a)	5,900	83,485
Viking Therapeutics, Inc. (a)	6,900	120,198
Vital Therapies, Inc. (a)	3,700	1,019
Voyager Therapeutics, Inc. (a) (b)	2,500	47,300
Xencor, Inc. (a)	5,685	221,544
XOMA Corp. (a) (b)	700	12,299
Zafgen, Inc. (a)	4,500	52,605
ZIOPHARM Oncology, Inc. (a) (b)	16,100	51,520
		32,489,913
BUILDING PRODUCTS — 0.9%
AAON, Inc. (b)	5,100	192,780
Advanced Drainage Systems, Inc.	4,100	126,690
American Woodmark Corp. (a)	1,759	137,993
Apogee Enterprises, Inc.	3,409	140,860
Armstrong Flooring, Inc. (a)	2,577	46,644
Armstrong World Industries, Inc. (a)	5,755	400,548
Builders FirstSource, Inc. (a)	13,800	202,584
Caesarstone, Ltd. (b)	2,827	52,441
Continental Building Products, Inc. (a)	4,900	183,995
CSW Industrials, Inc. (a)	1,837	98,647
Gibraltar Industries, Inc. (a)	3,900	177,840
Griffon Corp.	4,700	75,905
Insteel Industries, Inc.	2,200	78,936
JELD-WEN Holding, Inc. (a)	8,700	214,542
Lennox International, Inc.	4,382	957,029
Masonite International Corp. (a)	3,193	204,671
NCI Building Systems, Inc. (a)	5,228	79,204
Owens Corning	13,516	733,513
Patrick Industries, Inc. (a)	3,100	183,520
PGT Innovations, Inc. (a)	5,900	127,440
Quanex Building Products Corp.	4,268	77,678
Simpson Manufacturing Co., Inc.	5,300	384,038
Trex Co., Inc. (a)	7,398	569,498
Universal Forest Products, Inc.	7,709	272,359
USG Corp. (a)	10,409	450,814
		6,170,169
CAPITAL MARKETS — 1.9%
Arlington Asset Investment Corp. Class A (b)	3,200	29,888
Artisan Partners Asset Management, Inc. Class A	6,255	202,662
Security Description	Shares	Value
Ashford, Inc. (a) (b)	100	$ 7,587
Associated Capital Group, Inc. Class A	500	21,275
B. Riley Financial, Inc. (b)	2,534	57,395
BGC Partners, Inc. Class A	32,700	386,514
Blucora, Inc. (a)	6,000	241,500
BrightSphere Investment Group PLC	9,600	119,040
Cohen & Steers, Inc.	2,809	114,073
Cowen, Inc. (a) (b)	3,050	49,715
Diamond Hill Investment Group, Inc.	403	66,652
Donnelley Financial Solutions, Inc. (a)	4,412	79,063
Eaton Vance Corp.	14,556	765,063
Evercore, Inc. Class A	4,943	497,019
FactSet Research Systems, Inc.	4,631	1,036,001
Federated Investors, Inc. Class B	12,000	289,440
Focus Financial Partners, Inc. Class A (a)	2,300	109,158
GAIN Capital Holdings, Inc. (b)	4,000	26,000
GAMCO Investors, Inc. Class A	551	12,904
Greenhill & Co., Inc.	2,517	66,323
Hamilton Lane, Inc. Class A	1,900	84,132
Houlihan Lokey, Inc.	4,300	193,199
Interactive Brokers Group, Inc. Class A	9,419	520,965
INTL. FCStone, Inc. (a)	1,900	91,808
Investment Technology Group, Inc.	4,000	86,640
Ladenburg Thalmann Financial Services, Inc.	12,600	34,020
Lazard, Ltd. Class A	14,602	702,794
Legg Mason, Inc.	10,700	334,161
LPL Financial Holdings, Inc.	10,707	690,709
MarketAxess Holdings, Inc.	4,473	798,386
Moelis & Co. Class A	5,700	312,360
Morningstar, Inc.	2,292	288,563
Oppenheimer Holdings, Inc. Class A	1,200	37,920
Piper Jaffray Cos.	1,800	137,430
PJT Partners, Inc. Class A	2,369	124,017
Pzena Investment Management, Inc. Class A	2,000	19,080
Safeguard Scientifics, Inc. (a)	2,400	22,440
SEI Investments Co.	16,487	1,007,356
Siebert Financial Corp. (a)	900	13,185
Silvercrest Asset Management Group, Inc. Class A	800	11,080
Stifel Financial Corp.	8,754	448,730
TD Ameritrade Holding Corp.	34,984	1,848,205
Value Line, Inc.	100	2,490
Virtu Financial, Inc. Class A (b)	5,500	112,475
Virtus Investment Partners, Inc.	846	96,232
Waddell & Reed Financial, Inc. Class A	9,939	210,508
Westwood Holdings Group, Inc.	1,005	51,999
WisdomTree Investments, Inc.	14,100	119,568
		12,577,724
CHEMICALS — 2.3%
A Schulman, Inc. (d)	3,090	6,180
Advanced Emissions Solutions, Inc.	2,300	27,508

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
AdvanSix, Inc. (a)	3,700	$ 125,615
AgroFresh Solutions, Inc. (a)	3,700	23,051
American Vanguard Corp.	3,552	63,936
Ashland Global Holdings, Inc.	7,831	656,708
Axalta Coating Systems, Ltd. (a)	26,002	758,218
Balchem Corp.	3,895	436,590
Cabot Corp.	7,698	482,819
Celanese Corp. Series A	16,867	1,922,838
Chase Corp.	933	112,100
Chemours Co.	21,943	865,432
Ferro Corp. (a)	10,709	248,663
Flotek Industries, Inc. (a) (b)	6,500	15,600
FutureFuel Corp.	3,100	57,474
GCP Applied Technologies, Inc. (a)	9,297	246,835
Hawkins, Inc.	1,200	49,740
HB Fuller Co.	6,499	335,803
Huntsman Corp.	27,634	752,474
Ingevity Corp. (a)	5,338	543,835
Innophos Holdings, Inc.	2,400	106,560
Innospec, Inc.	3,117	239,230
Intrepid Potash, Inc. (a)	11,700	42,003
KMG Chemicals, Inc.	1,900	143,564
Koppers Holdings, Inc. (a)	2,500	77,875
Kraton Corp. (a)	4,000	188,600
Kronos Worldwide, Inc.	2,800	45,500
LSB Industries, Inc. (a)	2,700	26,406
Marrone Bio Innovations, Inc. (a)	6,700	12,261
Minerals Technologies, Inc.	4,443	300,347
NewMarket Corp.	949	384,829
Olin Corp.	21,000	539,280
OMNOVA Solutions, Inc. (a)	5,300	52,205
Platform Specialty Products Corp. (a)	28,200	351,654
PolyOne Corp.	10,133	443,015
PQ Group Holdings, Inc. (a)	4,300	75,121
Quaker Chemical Corp.	1,630	329,602
Rayonier Advanced Materials, Inc.	6,300	116,109
RPM International, Inc.	16,185	1,051,054
Scotts Miracle-Gro Co. (b)	5,033	396,248
Sensient Technologies Corp.	5,319	406,957
Stepan Co.	2,482	215,959
Trecora Resources (a)	2,300	32,200
Tredegar Corp.	3,207	69,432
Trinseo SA	5,174	405,124
Tronox, Ltd. Class A	11,269	134,664
Valhi, Inc.	3,700	8,436
Valvoline, Inc.	23,294	501,054
Westlake Chemical Corp.	4,596	381,974
WR Grace & Co.	8,376	598,549
		15,407,231
COMMERCIAL SERVICES & SUPPLIES — 1.2%
ABM Industries, Inc.	8,100	261,225
ACCO Brands Corp.	12,916	145,951
ADT, Inc. (b)	13,000	122,070
Advanced Disposal Services, Inc. (a)	8,900	241,012
Brady Corp. Class A	5,800	253,750
BrightView Holdings, Inc. (a) (b)	3,000	48,150
Security Description	Shares	Value
Brink's Co.	6,114	$ 426,452
Casella Waste Systems, Inc. Class A (a)	4,800	149,088
CECO Environmental Corp.	3,456	27,233
Clean Harbors, Inc. (a)	6,511	466,057
CompX International, Inc.	200	2,720
Covanta Holding Corp.	14,500	235,625
Deluxe Corp.	5,976	340,274
Ennis, Inc.	3,100	63,395
Essendant, Inc.	4,549	58,318
Healthcare Services Group, Inc. (b)	9,165	372,282
Heritage-Crystal Clean, Inc. (a)	1,800	38,430
Herman Miller, Inc.	7,300	280,320
HNI Corp.	5,389	238,409
Interface, Inc.	7,600	177,460
KAR Auction Services, Inc.	16,665	994,734
Kimball International, Inc. Class B	4,400	73,700
Knoll, Inc.	5,890	138,121
LSC Communications, Inc.	4,212	46,585
Matthews International Corp. Class A	4,031	202,155
McGrath RentCorp	2,900	157,963
Mobile Mini, Inc.	5,500	241,175
MSA Safety, Inc.	4,321	459,927
Multi-Color Corp.	1,721	107,132
NL Industries, Inc. (a)	1,000	6,000
PICO Holdings, Inc. (a)	2,700	33,885
Pitney Bowes, Inc.	24,564	173,913
Quad/Graphics, Inc.	4,100	85,444
RR Donnelley & Sons Co.	8,533	46,078
SP Plus Corp. (a)	2,900	105,850
Steelcase, Inc. Class A	10,300	190,550
Team, Inc. (a) (b)	3,600	81,000
Tetra Tech, Inc.	6,980	476,734
UniFirst Corp.	1,908	331,324
US Ecology, Inc.	2,696	198,830
Viad Corp.	2,554	151,325
VSE Corp.	1,080	35,780
		8,286,426
COMMUNICATIONS EQUIPMENT — 1.3%
Acacia Communications, Inc. (a)	3,400	140,658
ADTRAN, Inc.	5,900	104,135
Aerohive Networks, Inc. (a)	3,900	16,068
Applied Optoelectronics, Inc. (a) (b)	2,300	56,718
ARRIS International PLC (a)	20,753	539,370
CalAmp Corp. (a)	4,200	100,632
Calix, Inc. (a)	5,300	42,930
Casa Systems, Inc. (a) (b)	3,800	56,050
Ciena Corp. (a)	17,991	562,039
Clearfield, Inc. (a) (b)	1,400	18,830
CommScope Holding Co., Inc. (a)	23,834	733,134
Comtech Telecommunications Corp.	2,800	101,556
DASAN Zhone Solutions, Inc. (a)	700	9,933
Digi International, Inc. (a)	3,270	43,982
EchoStar Corp. Class A (a)	6,138	284,619
Extreme Networks, Inc. (a)	14,000	76,720
Finisar Corp. (a) (b)	15,100	287,655
Harmonic, Inc. (a)	9,800	53,900

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Infinera Corp. (a)	18,500	$ 135,050
InterDigital, Inc.	4,338	347,040
KVH Industries, Inc. (a)	1,866	24,445
Lumentum Holdings, Inc. (a) (b)	7,900	473,605
NETGEAR, Inc. (a)	4,000	251,400
NetScout Systems, Inc. (a)	9,107	229,952
Oclaro, Inc. (a)	21,600	193,104
Palo Alto Networks, Inc. (a)	11,111	2,502,864
Plantronics, Inc.	4,248	256,154
Quantenna Communications, Inc. (a)	3,900	71,955
Ribbon Communications, Inc. (a)	6,200	42,346
Ubiquiti Networks, Inc. (b)	2,456	242,800
ViaSat, Inc. (a) (b)	6,911	441,958
Viavi Solutions, Inc. (a)	28,800	326,592
		8,768,194
CONSTRUCTION & ENGINEERING — 0.6%
AECOM (a)	20,059	655,127
Aegion Corp. (a)	3,800	96,444
Ameresco, Inc. Class A (a)	2,200	30,030
Argan, Inc.	1,744	74,992
Comfort Systems USA, Inc.	4,643	261,865
Dycom Industries, Inc. (a)	3,852	325,879
EMCOR Group, Inc.	7,253	544,773
Granite Construction, Inc.	5,579	254,960
Great Lakes Dredge & Dock Corp. (a)	6,600	40,920
HC2 Holdings, Inc. (a) (b)	4,800	29,376
IES Holdings, Inc. (a)	1,000	19,500
Infrastructure and Energy Alternatives, Inc. (a) (b)	2,100	22,050
KBR, Inc.	17,788	375,861
MasTec, Inc. (a)	8,176	365,058
MYR Group, Inc. (a)	2,000	65,280
Northwest Pipe Co. (a)	1,100	21,725
NV5 Global, Inc. (a)	1,000	86,700
Orion Group Holdings, Inc. (a)	3,200	24,160
Primoris Services Corp.	4,986	123,753
Sterling Construction Co., Inc. (a)	3,200	45,824
Tutor Perini Corp. (a)	4,600	86,480
Valmont Industries, Inc.	2,770	383,645
Willscot Corp. (a) (b)	4,500	77,175
		4,011,577
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	5,678	483,993
Forterra, Inc. (a) (b)	2,300	17,158
Summit Materials, Inc. Class A (a) (b)	14,512	263,828
United States Lime & Minerals, Inc.	221	17,448
US Concrete, Inc. (a) (b)	1,940	88,949
		871,376
CONSUMER FINANCE — 0.8%
Ally Financial, Inc.	52,475	1,387,964
Credit Acceptance Corp. (a)	1,339	586,576
Curo Group Holdings Corp. (a)	1,700	51,391
Elevate Credit, Inc. (a)	2,100	16,926
Encore Capital Group, Inc. (a) (b)	3,492	125,188
Security Description	Shares	Value
Enova International, Inc. (a)	4,200	$ 120,960
EZCORP, Inc. Class A (a)	6,100	65,270
FirstCash, Inc.	5,278	432,796
Green Dot Corp. Class A (a)	6,100	541,802
LendingClub Corp. (a)	41,633	161,536
Navient Corp.	33,200	447,536
Nelnet, Inc. Class A	2,214	126,574
OneMain Holdings, Inc. (a)	9,862	331,462
PRA Group, Inc. (a) (b)	5,714	205,704
Regional Management Corp. (a)	1,200	34,596
Santander Consumer USA Holdings, Inc.	14,716	294,909
SLM Corp. (a)	54,800	611,020
World Acceptance Corp. (a)	731	83,597
		5,625,807
CONTAINERS & PACKAGING — 0.8%
AptarGroup, Inc.	7,843	845,005
Ardagh Group SA	2,200	36,718
Bemis Co., Inc.	11,455	556,713
Berry Global Group, Inc. (a)	16,686	807,436
Crown Holdings, Inc. (a) (b)	16,279	781,392
Graphic Packaging Holding Co.	39,242	549,780
Greif, Inc. Class A	3,300	177,078
Greif, Inc. Class B	700	40,355
Myers Industries, Inc.	4,700	109,275
Owens-Illinois, Inc. (a)	20,128	378,205
Silgan Holdings, Inc.	9,568	265,990
Sonoco Products Co.	12,391	687,701
UFP Technologies, Inc. (a)	800	29,400
		5,265,048
DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	5,552	188,546
Funko, Inc. Class A (a) (b)	1,600	37,904
Pool Corp.	4,795	800,189
Weyco Group, Inc.	743	26,139
		1,052,778
DIVERSIFIED CONSUMER SERVICES — 0.9%
Adtalem Global Education, Inc. (a)	7,600	366,320
American Public Education, Inc. (a)	1,900	62,795
Bright Horizons Family Solutions, Inc. (a)	7,024	827,708
Cambium Learning Group, Inc. (a)	1,600	18,944
Career Education Corp. (a)	8,300	123,919
Carriage Services, Inc.	2,200	47,410
Chegg, Inc. (a)	13,500	383,805
Graham Holdings Co. Class B	543	314,560
Grand Canyon Education, Inc. (a)	5,969	673,303
Houghton Mifflin Harcourt Co. (a)	12,600	88,200
K12, Inc. (a)	4,700	83,190
Laureate Education, Inc. Class A (a)	10,300	159,032
Regis Corp. (a)	4,307	87,992
Service Corp. International	21,500	950,300
ServiceMaster Global Holdings, Inc. (a)	16,812	1,042,848
Sotheby's (a)	4,809	236,555
Strategic Education, Inc.	2,639	361,622

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Weight Watchers International, Inc. (a)	4,900	$ 352,751
		6,181,254
DIVERSIFIED FINANCIAL SERVICES — 0.3%
AXA Equitable Holdings, Inc.	17,600	377,520
Banco Latinoamericano de Comercio Exterior SA Class E	3,700	77,404
Cannae Holdings, Inc. (a)	9,000	188,550
FGL Holdings (a)	17,300	154,835
Marlin Business Services Corp.	1,100	31,735
On Deck Capital, Inc. (a)	6,100	46,177
Voya Financial, Inc.	19,850	985,949
		1,862,170
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
ATN International, Inc.	1,299	95,970
Cincinnati Bell, Inc. (a)	5,951	94,918
Cogent Communications Holdings, Inc.	5,296	295,517
Consolidated Communications Holdings, Inc. (b)	9,249	120,607
Frontier Communications Corp.	14,157	91,879
Intelsat SA (a)	6,047	181,410
Iridium Communications, Inc. (a)	12,219	274,928
Ooma, Inc. (a)	2,000	33,200
ORBCOMM, Inc. (a)	9,800	106,428
pdvWireless, Inc. (a) (b)	1,100	37,290
Vonage Holdings Corp. (a)	28,100	397,896
Windstream Holdings, Inc. (a) (b)	4,262	20,884
Zayo Group Holdings, Inc. (a)	24,524	851,473
		2,602,400
ELECTRIC UTILITIES — 0.7%
ALLETE, Inc.	6,522	489,215
Avangrid, Inc.	7,000	335,510
El Paso Electric Co.	5,163	295,324
Hawaiian Electric Industries, Inc.	13,683	486,978
IDACORP, Inc.	6,299	625,050
MGE Energy, Inc.	4,462	284,899
OGE Energy Corp.	24,583	892,854
Otter Tail Corp.	4,876	233,560
PNM Resources, Inc.	10,151	400,457
Portland General Electric Co.	11,221	511,790
Spark Energy, Inc. Class A (b)	1,400	11,550
		4,567,187
ELECTRICAL EQUIPMENT — 0.9%
Acuity Brands, Inc.	4,900	770,280
Allied Motion Technologies, Inc.	862	46,919
Atkore International Group, Inc. (a)	4,700	124,691
AZZ, Inc.	3,240	163,620
Babcock & Wilcox Enterprises, Inc. (a)	3,910	4,027
Encore Wire Corp.	2,554	127,955
Energous Corp. (a)	2,700	27,324
EnerSys	5,241	456,648
Enphase Energy, Inc. (a) (b)	10,500	50,925
FuelCell Energy, Inc. (a) (b)	10,000	10,700
Security Description	Shares	Value
Generac Holdings, Inc. (a)	7,349	$ 414,557
GrafTech International, Ltd.	7,300	142,423
Hubbell, Inc.	6,729	898,793
nVent Electric PLC	20,300	551,348
Plug Power, Inc. (a) (b)	28,000	53,760
Powell Industries, Inc.	1,100	39,886
Preformed Line Products Co.	400	28,112
Regal Beloit Corp.	5,476	451,496
Sensata Technologies Holding PLC (a)	21,167	1,048,825
Sunrun, Inc. (a) (b)	12,700	157,988
Thermon Group Holdings, Inc. (a)	3,900	100,542
TPI Composites, Inc. (a)	1,700	48,535
Vicor Corp. (a)	2,070	95,220
Vivint Solar, Inc. (a) (b)	3,300	17,160
		5,831,734
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.6%
Anixter International, Inc. (a)	3,686	259,126
Arlo Technologies, Inc. (a) (b)	1,900	27,569
Arrow Electronics, Inc. (a)	11,010	811,657
Avnet, Inc.	14,730	659,462
AVX Corp.	5,600	101,080
Badger Meter, Inc.	3,476	184,054
Bel Fuse, Inc. Class B	1,100	29,150
Belden, Inc.	5,063	361,549
Benchmark Electronics, Inc.	5,580	130,572
CDW Corp.	18,387	1,634,972
Cognex Corp.	20,461	1,142,133
Coherent, Inc. (a) (b)	2,967	510,888
Control4 Corp. (a)	3,112	106,835
CTS Corp.	3,900	133,770
Daktronics, Inc.	4,345	34,065
Dolby Laboratories, Inc. Class A	7,579	530,303
Electro Scientific Industries, Inc. (a)	3,992	69,660
ePlus, Inc. (a)	1,660	153,882
Fabrinet (a)	4,500	208,170
FARO Technologies, Inc. (a)	2,100	135,135
Fitbit, Inc. Class A (a)	27,609	147,708
II-VI, Inc. (a)	7,884	372,913
Insight Enterprises, Inc. (a)	4,452	240,809
Iteris, Inc. (a) (b)	3,100	16,678
Itron, Inc. (a)	4,199	269,576
Jabil, Inc.	20,100	544,308
KEMET Corp. (a)	6,800	126,140
Keysight Technologies, Inc. (a)	23,261	1,541,739
Kimball Electronics, Inc. (a)	3,144	61,779
Knowles Corp. (a)	11,368	188,936
Littelfuse, Inc.	3,064	606,335
Maxwell Technologies, Inc. (a) (b)	4,200	14,658
Mesa Laboratories, Inc.	382	70,907
Methode Electronics, Inc.	4,449	161,054
MTS Systems Corp.	2,243	122,804
Napco Security Technologies, Inc. (a)	1,400	20,930
National Instruments Corp.	13,893	671,449
nLight, Inc. (a)	900	19,989
Novanta, Inc. (a)	4,100	280,440
OSI Systems, Inc. (a)	2,097	160,022

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
PAR Technology Corp. (a) (b)	1,400	$ 31,108
Park Electrochemical Corp.	2,400	46,776
PC Connection, Inc.	1,400	54,446
Plexus Corp. (a)	4,000	234,040
Rogers Corp. (a)	2,321	341,930
Sanmina Corp. (a)	8,810	243,156
ScanSource, Inc. (a)	3,109	124,049
SYNNEX Corp.	3,849	326,010
Tech Data Corp. (a)	4,739	339,170
Trimble, Inc. (a)	30,881	1,342,088
TTM Technologies, Inc. (a)	12,000	190,920
Vishay Intertechnology, Inc. (b)	16,945	344,831
Vishay Precision Group, Inc. (a)	1,200	44,880
Zebra Technologies Corp. Class A (a)	6,508	1,150,810
		17,677,420
ENERGY EQUIPMENT & SERVICES — 1.2%
Apergy Corp. (a)	9,800	426,888
Archrock, Inc.	16,300	198,860
Basic Energy Services, Inc. (a)	2,000	19,980
Bristow Group, Inc. (a) (b)	4,000	48,520
C&J Energy Services, Inc. (a) (b)	7,883	163,966
Cactus, Inc. Class A (a)	5,000	191,400
CARBO Ceramics, Inc. (a) (b)	2,831	20,525
Covia Holdings Corp. (a) (b)	3,780	33,907
Dawson Geophysical Co. (a)	2,600	16,094
Diamond Offshore Drilling, Inc. (a) (b)	8,500	170,000
Dril-Quip, Inc. (a)	4,875	254,719
Era Group, Inc. (a)	2,300	28,405
Exterran Corp. (a)	3,900	103,467
Forum Energy Technologies, Inc. (a)	9,839	101,834
Frank's International NV	9,800	85,064
FTS International, Inc. (a)	4,700	55,413
Gulfmark Offshore, Inc. (a) (b)	500	18,650
Helix Energy Solutions Group, Inc. (a)	17,209	170,025
Independence Contract Drilling, Inc. (a)	4,000	19,760
ION Geophysical Corp. (a)	1,300	20,215
Keane Group, Inc. (a)	6,900	85,353
Key Energy Services, Inc. (a)	1,200	13,728
KLX Energy Services Holdings, Inc. (a)	2,497	79,935
Liberty Oilfield Services, Inc. Class A (b)	5,500	118,635
Mammoth Energy Services, Inc.	1,800	52,380
Matrix Service Co. (a)	3,200	78,880
McDermott International, Inc. (a) (b)	22,732	418,951
Nabors Industries, Ltd. (b)	44,899	276,578
Natural Gas Services Group, Inc. (a)	1,500	31,650
NCS Multistage Holdings, Inc. (a) (b)	1,200	19,812
Newpark Resources, Inc. (a)	11,200	115,920
Nine Energy Service, Inc. (a)	2,100	64,218
Noble Corp. PLC (a)	31,700	222,851
Nuverra Environmental Solutions, Inc. (a) (b)	200	2,224
Ocean Rig UDW, Inc. Class A (a)	6,700	231,954
Security Description	Shares	Value
Oceaneering International, Inc.	12,681	$ 349,996
Oil States International, Inc. (a)	7,667	254,544
Patterson-UTI Energy, Inc.	27,700	473,947
PHI, Inc. NVDR (a)	1,400	13,076
Pioneer Energy Services Corp. (a)	9,400	27,730
Profire Energy, Inc. (a) (b)	2,900	9,251
ProPetro Holding Corp. (a) (b)	9,300	153,357
Quintana Energy Services, Inc. (a)	700	5,138
RigNet, Inc. (a)	1,600	32,560
Rowan Cos. PLC Class A (a)	16,212	305,272
RPC, Inc.	7,132	110,403
SEACOR Holdings, Inc. (a)	2,068	102,180
SEACOR Marine Holdings, Inc. (a)	1,973	44,649
Select Energy Services, Inc. Class A (a)	5,500	65,120
Smart Sand, Inc. (a) (b)	2,600	10,686
Solaris Oilfield Infrastructure, Inc. Class A (a) (b)	3,100	58,559
Superior Energy Services, Inc. (a)	20,000	194,800
TETRA Technologies, Inc. (a)	14,118	63,672
Tidewater, Inc. (a) (b)	2,900	90,451
Transocean, Ltd. (a) (b)	54,000	753,300
Unit Corp. (a)	6,348	165,429
US Silica Holdings, Inc. (b)	10,088	189,957
Weatherford International PLC (a) (b)	128,637	348,606
		7,783,444
ENTERTAINMENT — 0.7%
AMC Entertainment Holdings, Inc. Class A (b)	6,484	132,922
Cinemark Holdings, Inc. (b)	13,516	543,343
Glu Mobile, Inc. (a)	14,100	105,045
IMAX Corp. (a)	7,100	183,180
Liberty Media Corp.-Liberty Braves Class A (a)	1,194	32,572
Liberty Media Corp.-Liberty Formula One Class A (a) (b)	3,036	108,021
Lions Gate Entertainment Corp. Class A	6,124	149,364
Lions Gate Entertainment Corp. Class B (b)	12,779	297,751
Live Nation Entertainment, Inc. (a)	17,059	929,204
Madison Square Garden Co. Class A (a)	2,306	727,128
Marcus Corp.	2,300	96,715
Pandora Media, Inc. (a) (b)	31,635	300,849
Reading International, Inc. Class A (a)	2,000	31,600
Rosetta Stone, Inc. (a)	2,400	47,736
World Wrestling Entertainment, Inc. Class A (b)	5,427	524,954
Zynga, Inc. Class A (a)	98,532	395,113
		4,605,497
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.4%
Acadia Realty Trust REIT	10,247	287,223
Agree Realty Corp. REIT	3,856	204,831

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Alexander & Baldwin, Inc. (a)	8,738	$ 198,265
Alexander's, Inc. REIT	251	86,168
American Assets Trust, Inc. REIT	5,042	188,016
American Campus Communities, Inc. REIT	17,172	706,799
American Homes 4 Rent Class A REIT	32,497	711,359
Americold Realty Trust REIT	10,600	265,212
Apple Hospitality REIT, Inc.	27,500	480,975
Armada Hoffler Properties, Inc. REIT	6,100	92,171
Ashford Hospitality Trust, Inc. REIT	9,451	60,392
Bluerock Residential Growth REIT, Inc. (b)	2,700	26,460
Braemar Hotels & Resorts, Inc. REIT	3,123	36,758
Brandywine Realty Trust REIT	22,600	355,272
Brixmor Property Group, Inc. REIT	37,939	664,312
Brookfield Property REIT, Inc. Class A	19,800	414,414
BRT Apartments Corp. REIT	1,000	12,040
Camden Property Trust REIT	10,952	1,024,779
CareTrust REIT, Inc.	10,500	185,955
CatchMark Timber Trust, Inc. Class A REIT	5,800	66,294
CBL & Associates Properties, Inc. REIT (b)	20,600	82,194
Cedar Realty Trust, Inc. REIT	10,853	50,575
Chatham Lodging Trust REIT	5,483	114,540
Chesapeake Lodging Trust REIT	7,500	240,525
City Office REIT, Inc.	4,200	53,004
Clipper Realty, Inc. REIT	2,600	35,178
Colony Capital, Inc. REIT (b)	62,718	381,953
Columbia Property Trust, Inc. REIT	14,972	353,938
Community Healthcare Trust, Inc. REIT	2,100	65,058
CoreCivic, Inc. REIT	15,225	370,424
CorEnergy Infrastructure Trust, Inc. REIT	1,460	54,867
CorePoint Lodging, Inc. REIT	4,988	97,017
CoreSite Realty Corp. REIT	4,588	509,910
Corporate Office Properties Trust REIT	13,100	390,773
Cousins Properties, Inc. REIT	52,965	470,859
CubeSmart REIT	22,742	648,829
CyrusOne, Inc. REIT	12,315	780,771
DDR Corp. REIT	19,001	254,423
DiamondRock Hospitality Co. REIT	25,600	298,752
Douglas Emmett, Inc. REIT	20,337	767,112
Easterly Government Properties, Inc. REIT	8,000	154,960
EastGroup Properties, Inc. REIT	4,228	404,281
Empire State Realty Trust, Inc. Class A REIT	17,424	289,413
EPR Properties REIT	9,249	632,724
Equity Commonwealth REIT	14,881	477,531
Equity LifeStyle Properties, Inc. REIT	10,489	1,011,664
Farmland Partners, Inc. REIT (b)	3,700	24,790
Security Description	Shares	Value
First Industrial Realty Trust, Inc. REIT	15,673	$ 492,132
Forest City Realty Trust, Inc. Class A REIT	26,801	672,437
Four Corners Property Trust, Inc. REIT	8,809	226,303
Franklin Street Properties Corp. REIT	12,861	102,759
Front Yard Residential Corp. REIT	6,127	66,478
Gaming and Leisure Properties, Inc. REIT	24,833	875,363
GEO Group, Inc. REIT	15,000	377,400
Getty Realty Corp. REIT	4,105	117,239
Gladstone Commercial Corp. REIT	3,400	65,110
Gladstone Land Corp. REIT (b)	1,600	19,744
Global Medical REIT, Inc.	2,100	19,782
Global Net Lease, Inc. REIT (b)	8,741	182,250
Government Properties Income Trust REIT (b)	12,057	136,124
Gramercy Property Trust REIT	20,180	553,739
Granite Point Mortgage Trust, Inc. REIT	5,282	101,837
Healthcare Realty Trust, Inc. REIT	15,582	455,929
Healthcare Trust of America, Inc. Class A REIT	26,166	697,847
Hersha Hospitality Trust REIT	4,200	95,214
Highwoods Properties, Inc. REIT	12,870	608,236
Hospitality Properties Trust REIT	20,500	591,220
Hudson Pacific Properties, Inc. REIT	19,437	635,979
Independence Realty Trust, Inc. REIT	10,273	108,175
Industrial Logistics Properties Trust REIT	2,400	55,224
InfraREIT, Inc. (a)	5,200	109,980
Innovative Industrial Properties, Inc. REIT (b)	800	38,592
Investors Real Estate Trust REIT	15,800	94,484
Invitation Homes, Inc. REIT	37,863	867,441
iStar, Inc. REIT (b)	8,000	89,360
JBG SMITH Properties REIT	13,221	486,929
Jernigan Capital, Inc. REIT (b)	2,600	50,154
Kilroy Realty Corp. REIT	11,940	855,979
Kite Realty Group Trust REIT	10,783	179,537
Lamar Advertising Co. Class A REIT	10,467	814,333
LaSalle Hotel Properties REIT	13,937	482,081
Lexington Realty Trust REIT	27,500	228,250
Liberty Property Trust REIT	18,697	789,948
Life Storage, Inc. REIT	5,565	529,565
LTC Properties, Inc. REIT	5,054	222,932
Mack-Cali Realty Corp. REIT	11,200	238,112
MedEquities Realty Trust, Inc. REIT	3,500	34,020
Medical Properties Trust, Inc. REIT	45,677	681,044
Monmouth Real Estate Investment Corp. REIT	9,279	155,145
National Health Investors, Inc. REIT	5,200	393,068
National Retail Properties, Inc. REIT	19,200	860,544
National Storage Affiliates Trust REIT	7,400	188,256

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
New Senior Investment Group, Inc. REIT	10,000	$ 59,000
NexPoint Residential Trust, Inc. REIT	2,100	69,720
NorthStar Realty Europe Corp. REIT	5,500	77,880
Omega Healthcare Investors, Inc. REIT	24,632	807,191
One Liberty Properties, Inc. REIT	1,800	50,004
Outfront Media, Inc. REIT	17,667	352,457
Paramount Group, Inc. REIT	25,100	378,759
Park Hotels & Resorts, Inc. REIT	24,706	810,851
Pebblebrook Hotel Trust REIT (b)	8,719	317,110
Pennsylvania Real Estate Investment Trust	8,392	79,388
Physicians Realty Trust REIT	23,017	388,067
Piedmont Office Realty Trust, Inc. Class A REIT	16,505	312,440
PotlatchDeltic Corp. REIT	7,895	323,300
Preferred Apartment Communities, Inc. Class A REIT	4,700	82,626
PS Business Parks, Inc. REIT	2,552	324,334
QTS Realty Trust, Inc. Class A REIT	6,548	279,403
Ramco-Gershenson Properties Trust REIT	9,600	130,560
Rayonier, Inc. REIT	16,309	551,407
Retail Opportunity Investments Corp. REIT	14,300	266,981
Retail Properties of America, Inc. Class A REIT	28,303	345,014
Retail Value, Inc. REIT (a)	1,900	62,111
Rexford Industrial Realty, Inc. REIT	11,607	370,960
RLJ Lodging Trust REIT	21,968	483,955
Ryman Hospitality Properties, Inc. REIT	5,627	484,879
Sabra Health Care REIT, Inc.	22,440	518,813
Safety Income and Growth, Inc. REIT	1,200	22,476
Saul Centers, Inc. REIT	1,412	79,072
Select Income REIT	8,200	179,908
Senior Housing Properties Trust REIT	29,677	521,128
Seritage Growth Properties Class A REIT (b)	4,138	196,514
Spirit MTA REIT	5,787	66,666
Spirit Realty Capital, Inc. REIT	54,377	438,279
STAG Industrial, Inc. REIT	13,450	369,875
Starwood Property Trust, Inc. REIT	31,948	687,521
STORE Capital Corp. REIT	22,695	630,694
Summit Hotel Properties, Inc. REIT	12,800	173,184
Sun Communities, Inc. REIT	10,293	1,045,151
Sunstone Hotel Investors, Inc. REIT	28,419	464,935
Tanger Factory Outlet Centers, Inc. REIT (b)	11,887	271,975
Taubman Centers, Inc. REIT	7,495	448,426
Terreno Realty Corp. REIT	7,371	277,887
Tier REIT, Inc.	6,355	153,155
UMH Properties, Inc. REIT	3,800	59,432
Uniti Group, Inc. REIT (a)	20,870	420,530
Security Description	Shares	Value
Universal Health Realty Income Trust REIT	1,600	$ 119,056
Urban Edge Properties REIT	14,100	311,328
Urstadt Biddle Properties, Inc. Class A REIT	3,442	73,280
VEREIT, Inc.	119,494	867,526
VICI Properties, Inc. REIT	45,800	990,196
Washington Prime Group, Inc. REIT (b)	24,400	178,120
Washington Real Estate Investment Trust	10,102	309,626
Weingarten Realty Investors REIT	15,148	450,804
Whitestone REIT (b)	4,600	63,848
WP Carey, Inc. REIT	13,302	855,452
Xenia Hotels & Resorts, Inc. REIT	13,500	319,950
		49,703,239
FOOD & STAPLES RETAILING — 0.5%
Andersons, Inc.	3,285	123,680
BJ's Wholesale Club Holdings, Inc. (a)	5,400	144,612
Casey's General Stores, Inc.	4,618	596,230
Chefs' Warehouse, Inc. (a)	2,600	94,510
Ingles Markets, Inc. Class A	1,700	58,225
Natural Grocers by Vitamin Cottage, Inc. (a)	1,100	18,579
Performance Food Group Co. (a)	12,889	429,204
PriceSmart, Inc.	2,691	217,836
Rite Aid Corp. (a) (b)	137,810	176,397
Smart & Final Stores, Inc. (a)	2,695	15,361
SpartanNash Co.	4,500	90,270
Sprouts Farmers Market, Inc. (a)	15,175	415,947
SUPERVALU, Inc. (a)	4,642	149,565
United Natural Foods, Inc. (a)	6,448	193,118
US Foods Holding Corp. (a)	26,528	817,593
Village Super Market, Inc. Class A	969	26,357
Weis Markets, Inc.	1,215	52,731
		3,620,215
FOOD PRODUCTS — 1.4%
Alico, Inc.	400	13,520
B&G Foods, Inc. (b)	8,100	222,345
Bunge, Ltd.	17,463	1,199,883
Calavo Growers, Inc. (b)	1,942	187,597
Cal-Maine Foods, Inc.	3,900	188,370
Darling Ingredients, Inc. (a)	20,800	401,856
Dean Foods Co.	11,100	78,810
Farmer Brothers Co. (a)	1,050	27,720
Flowers Foods, Inc.	22,831	426,027
Fresh Del Monte Produce, Inc.	4,034	136,712
Freshpet, Inc. (a)	3,500	128,450
Hain Celestial Group, Inc. (a)	11,801	320,043
Hostess Brands, Inc. (a)	12,100	133,947
Ingredion, Inc.	8,752	918,610
J&J Snack Foods Corp.	1,883	284,126
John B Sanfilippo & Son, Inc.	1,078	76,948
Lamb Weston Holdings, Inc.	18,100	1,205,460
Lancaster Colony Corp.	2,413	360,044
Landec Corp. (a)	3,300	47,520

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Limoneira Co.	2,100	$ 54,831
Pilgrim's Pride Corp. (a)	6,600	119,394
Pinnacle Foods, Inc.	14,610	946,874
Post Holdings, Inc. (a)	8,077	791,869
Sanderson Farms, Inc. (b)	2,573	265,971
Seaboard Corp.	32	118,721
Seneca Foods Corp. Class A (a)	849	28,611
Simply Good Foods Co. (a)	7,400	143,930
Tootsie Roll Industries, Inc. (b)	2,093	61,220
TreeHouse Foods, Inc. (a)	6,981	334,041
		9,223,450
GAS UTILITIES — 0.9%
Atmos Energy Corp.	13,469	1,264,874
Chesapeake Utilities Corp.	1,938	162,598
National Fuel Gas Co. (b)	10,263	575,344
New Jersey Resources Corp.	11,015	507,792
Northwest Natural Holding Co.	3,560	238,164
ONE Gas, Inc.	6,587	541,978
RGC Resources, Inc.	800	21,368
South Jersey Industries, Inc. (b)	10,962	386,630
Southwest Gas Holdings, Inc.	6,139	485,165
Spire, Inc.	6,239	458,878
UGI Corp.	21,332	1,183,499
		5,826,290
HEALTH CARE EQUIPMENT & SUPPLIES — 3.1%
Accuray, Inc. (a)	10,200	45,900
AngioDynamics, Inc. (a)	4,500	97,830
Anika Therapeutics, Inc. (a)	1,747	73,689
Antares Pharma, Inc. (a) (b)	17,500	58,800
AtriCure, Inc. (a)	4,400	154,132
Atrion Corp.	186	129,233
Avanos Medical, Inc. (a)	5,600	383,600
AxoGen, Inc. (a)	4,500	165,825
Cantel Medical Corp.	4,689	431,669
Cardiovascular Systems, Inc. (a)	3,950	154,603
Cerus Corp. (a)	16,700	120,407
CONMED Corp.	3,201	253,583
CryoLife, Inc. (a)	4,500	158,400
CryoPort, Inc. (a) (b)	3,000	38,430
Cutera, Inc. (a)	1,600	52,080
CytoSorbents Corp. (a)	3,500	45,150
DexCom, Inc. (a)	10,813	1,546,692
ElectroCore LLC (a) (b)	1,200	16,800
Endologix, Inc. (a) (b)	10,123	19,335
FONAR Corp. (a)	800	19,920
GenMark Diagnostics, Inc. (a) (b)	6,200	45,570
Glaukos Corp. (a)	4,268	276,993
Globus Medical, Inc. Class A (a)	9,051	513,735
Haemonetics Corp. (a)	6,390	732,166
Helius Medical Technologies, Inc. (a) (b)	2,000	19,580
Heska Corp. (a)	802	90,875
Hill-Rom Holdings, Inc.	8,376	790,694
ICU Medical, Inc. (a)	1,961	554,473
Inogen, Inc. (a)	2,192	535,111
Insulet Corp. (a) (b)	7,400	784,030
Security Description	Shares	Value
Integer Holdings Corp. (a)	3,892	$ 322,841
Integra LifeSciences Holdings Corp. (a)	8,614	567,404
IntriCon Corp. (a)	800	44,960
Invacare Corp. (b)	4,000	58,200
iRadimed Corp. (a)	400	14,860
iRhythm Technologies, Inc. (a)	3,100	293,446
K2M Group Holdings, Inc. (a)	5,000	136,850
Lantheus Holdings, Inc. (a)	4,400	65,780
LeMaitre Vascular, Inc.	1,900	73,606
LivaNova PLC (a)	5,950	737,622
Masimo Corp. (a)	5,730	713,614
Meridian Bioscience, Inc.	5,100	75,990
Merit Medical Systems, Inc. (a)	6,800	417,860
Natus Medical, Inc. (a)	4,234	150,942
Neogen Corp. (a)	6,310	451,354
Neuronetics, Inc. (a) (b)	1,000	32,060
Nevro Corp. (a)	3,797	216,429
Novocure, Ltd. (a)	9,355	490,202
NuVasive, Inc. (a)	6,380	452,852
Nuvectra Corp. (a)	1,700	37,366
NxStage Medical, Inc. (a)	8,100	225,909
OraSure Technologies, Inc. (a)	8,000	123,600
Orthofix Medical, Inc. (a)	2,186	126,373
OrthoPediatrics Corp. (a)	800	29,312
Oxford Immunotec Global PLC (a)	3,000	48,690
Penumbra, Inc. (a)	3,887	581,884
Pulse Biosciences, Inc. (a) (b)	1,100	15,609
Quidel Corp. (a)	4,400	286,748
Rockwell Medical, Inc. (a) (b)	5,900	24,898
RTI Surgical, Inc. (a)	6,400	28,800
SeaSpine Holdings Corp. (a)	1,400	21,784
Senseonics Holdings, Inc. (a) (b)	12,300	58,671
Sientra, Inc. (a)	2,700	64,476
STAAR Surgical Co. (a)	5,700	273,600
STERIS PLC	10,321	1,180,722
Surmodics, Inc. (a)	1,600	119,440
Tactile Systems Technology, Inc. (a)	2,300	163,415
Tandem Diabetes Care, Inc. (a)	6,600	282,744
Teleflex, Inc.	5,739	1,527,091
TransEnterix, Inc. (a) (b)	19,000	110,200
Utah Medical Products, Inc.	437	41,165
Varex Imaging Corp. (a)	4,700	134,702
ViewRay, Inc. (a)	8,300	77,688
West Pharmaceutical Services, Inc.	9,027	1,114,564
Wright Medical Group NV (a) (b)	15,709	455,875
		20,781,503
HEALTH CARE PROVIDERS & SERVICES — 1.4%
AAC Holdings, Inc. (a) (b)	1,900	14,497
Acadia Healthcare Co., Inc. (a) (b)	10,982	386,566
Addus HomeCare Corp. (a)	1,267	88,880
Amedisys, Inc. (a)	3,205	400,497
American Renal Associates Holdings, Inc. (a)	1,500	32,475
AMN Healthcare Services, Inc. (a)	5,948	325,356
BioScrip, Inc. (a)	14,200	44,020
BioTelemetry, Inc. (a)	4,200	270,690

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Brookdale Senior Living, Inc. (a)	23,862	$ 234,563
Capital Senior Living Corp. (a)	2,900	27,376
Chemed Corp.	1,951	623,501
Civitas Solutions, Inc. (a)	1,900	28,025
Community Health Systems, Inc. (a) (b)	11,667	40,368
CorVel Corp. (a)	1,094	65,914
Cross Country Healthcare, Inc. (a)	4,200	36,666
Diplomat Pharmacy, Inc. (a) (b)	7,463	144,857
Encompass Health Corp.	12,112	944,130
Ensign Group, Inc.	6,070	230,174
Genesis Healthcare, Inc. (a) (b)	5,300	7,155
HealthEquity, Inc. (a) (b)	6,763	638,495
LHC Group, Inc. (a)	3,558	366,438
LifePoint Health, Inc. (a)	4,512	290,573
Magellan Health, Inc. (a)	3,085	222,274
MEDNAX, Inc. (a)	11,674	544,709
Molina Healthcare, Inc. (a)	7,641	1,136,217
National HealthCare Corp.	1,458	109,889
National Research Corp. Class A	1,300	50,180
Owens & Minor, Inc. (b)	7,438	122,876
Patterson Cos., Inc. (b)	10,100	246,945
PetIQ, Inc. (a)	1,400	55,034
Premier, Inc. Class A (a)	6,645	304,208
Providence Service Corp. (a)	1,400	94,192
Quorum Health Corp. (a)	3,500	20,510
R1 RCM, Inc. (a)	12,600	128,016
RadNet, Inc. (a)	4,480	67,424
Select Medical Holdings Corp. (a)	14,000	257,600
Surgery Partners, Inc. (a)	2,200	36,300
Tenet Healthcare Corp. (a)	10,669	303,640
Tivity Health, Inc. (a) (b)	4,800	154,320
Triple-S Management Corp. Class B (a)	2,789	52,684
US Physical Therapy, Inc.	1,600	189,760
		9,337,994
HEALTH CARE TECHNOLOGY — 0.8%
Allscripts Healthcare Solutions, Inc. (a)	22,445	319,841
athenahealth, Inc. (a)	4,904	655,175
Castlight Health, Inc. Class B (a)	9,100	24,570
Computer Programs & Systems, Inc.	1,423	38,208
Evolent Health, Inc. Class A (a) (b)	8,600	244,240
HealthStream, Inc.	3,100	96,131
HMS Holdings Corp. (a)	10,441	342,569
Inovalon Holdings, Inc. Class A (a) (b)	8,700	87,435
Inspire Medical Systems, Inc. (a) (b)	1,000	42,080
Medidata Solutions, Inc. (a)	7,269	532,890
NantHealth, Inc. (a) (b)	2,000	3,140
NextGen Healthcare, Inc. (a)	6,500	130,520
Omnicell, Inc. (a)	4,864	349,722
Simulations Plus, Inc.	1,300	26,260
Tabula Rasa HealthCare, Inc. (a)	2,200	178,618
Teladoc Health, Inc. (a) (b)	8,392	724,649
Veeva Systems, Inc. Class A (a)	14,921	1,624,449
Security Description	Shares	Value
Vocera Communications, Inc. (a)	3,534	$ 129,274
		5,549,771
HOTELS, RESTAURANTS & LEISURE — 3.4%
Aramark	30,251	1,301,398
BBX Capital Corp.	8,000	59,360
Belmond, Ltd. Class A (a)	10,900	198,925
Biglari Holdings, Inc. Class A (a)	12	11,064
Biglari Holdings, Inc. Class B (a)	126	22,850
BJ's Restaurants, Inc.	2,506	180,933
Bloomin' Brands, Inc.	10,700	211,753
Bluegreen Vacations Corp. (b)	900	16,101
Bojangles', Inc. (a)	2,200	34,540
Boyd Gaming Corp. (b)	10,398	351,972
Brinker International, Inc. (b)	5,430	253,744
Caesars Entertainment Corp. (a) (b)	74,650	765,163
Carrols Restaurant Group, Inc. (a)	4,200	61,320
Century Casinos, Inc. (a)	3,100	23,126
Cheesecake Factory, Inc. (b)	5,255	281,353
Choice Hotels International, Inc.	4,349	362,272
Churchill Downs, Inc.	1,490	413,773
Chuy's Holdings, Inc. (a)	2,000	52,500
Cracker Barrel Old Country Store, Inc. (b)	2,464	362,528
Dave & Buster's Entertainment, Inc. (b)	4,748	314,413
Del Frisco's Restaurant Group, Inc. (a)	4,900	40,670
Del Taco Restaurants, Inc. (a)	4,100	48,421
Denny's Corp. (a)	7,900	116,288
Dine Brands Global, Inc. (b)	2,095	170,344
Domino's Pizza, Inc.	5,248	1,547,110
Drive Shack, Inc. (a)	7,700	45,892
Dunkin' Brands Group, Inc.	10,446	770,079
El Pollo Loco Holdings, Inc. (a)	2,400	30,120
Eldorado Resorts, Inc. (a) (b)	8,400	408,240
Empire Resorts, Inc. (a) (b)	400	3,720
Extended Stay America, Inc.	24,000	485,520
Fiesta Restaurant Group, Inc. (a)	2,799	74,873
Golden Entertainment, Inc. (a)	2,200	52,822
Habit Restaurants, Inc. Class A (a)	2,400	38,280
Hilton Grand Vacations, Inc. (a)	12,041	398,557
Hyatt Hotels Corp. Class A	5,129	408,217
International Game Technology PLC (b)	12,801	252,820
International Speedway Corp. Class A	3,006	131,663
J Alexander's Holdings, Inc. (a)	1,569	18,671
Jack in the Box, Inc.	3,180	266,579
Las Vegas Sands Corp.	44,517	2,641,194
Lindblad Expeditions Holdings, Inc. (a)	2,300	34,201
Marriott Vacations Worldwide Corp.	4,855	542,546
Monarch Casino & Resort, Inc. (a)	1,300	59,085
Nathan's Famous, Inc.	400	32,960
Noodles & Co. (a) (b)	1,400	16,940
Papa John's International, Inc. (b)	2,810	144,097
Penn National Gaming, Inc. (a)	10,600	348,952
Pinnacle Entertainment, Inc. (a)	6,700	225,723

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Planet Fitness, Inc. Class A (a)	11,085	$ 598,923
PlayAGS, Inc. (a)	3,000	88,410
Potbelly Corp. (a)	2,700	33,210
RCI Hospitality Holdings, Inc.	1,200	35,532
Red Lion Hotels Corp. (a)	1,900	23,750
Red Robin Gourmet Burgers, Inc. (a) (b)	1,536	61,670
Red Rock Resorts, Inc. Class A	8,586	228,817
Ruth's Hospitality Group, Inc.	3,600	113,580
Scientific Games Corp. Class A (a) (b)	7,000	177,800
SeaWorld Entertainment, Inc. (a)	6,790	213,410
Shake Shack, Inc. Class A (a) (b)	3,230	203,522
Six Flags Entertainment Corp. (b)	9,010	629,078
Sonic Corp.	4,370	189,396
Speedway Motorsports, Inc.	1,400	24,990
Texas Roadhouse, Inc.	8,504	589,242
Town Sports International Holdings, Inc. (a)	1,800	15,570
Vail Resorts, Inc.	4,987	1,368,533
Wendy's Co.	24,058	412,354
Wingstop, Inc.	3,570	243,724
Wyndham Destinations, Inc.	12,400	537,664
Wyndham Hotels & Resorts, Inc.	12,300	683,511
Yum China Holdings, Inc.	45,924	1,612,392
Zoe's Kitchen, Inc. (a)	2,400	30,528
		22,749,278
HOUSEHOLD DURABLES — 0.9%
AV Homes, Inc. (a)	1,400	28,000
Bassett Furniture Industries, Inc.	1,200	25,500
Beazer Homes USA, Inc. (a)	3,800	39,900
Cavco Industries, Inc. (a)	1,095	277,035
Century Communities, Inc. (a)	3,015	79,144
Ethan Allen Interiors, Inc.	3,000	62,250
Flexsteel Industries, Inc.	900	26,766
GoPro, Inc. Class A (a) (b)	13,400	96,480
Green Brick Partners, Inc. (a)	2,900	29,290
Hamilton Beach Brands Holding Co. Class A	782	17,157
Helen of Troy, Ltd. (a)	3,344	437,730
Hooker Furniture Corp.	1,400	47,320
Hovnanian Enterprises, Inc. Class A (a) (b)	15,200	24,320
Installed Building Products, Inc. (a)	2,700	105,300
iRobot Corp. (a) (b)	3,400	373,728
KB Home	10,600	253,446
La-Z-Boy, Inc.	5,933	187,483
LGI Homes, Inc. (a) (b)	2,300	109,112
Lifetime Brands, Inc.	1,200	13,080
Lovesac Co. (a)	700	17,486
M/I Homes, Inc. (a)	3,200	76,576
MDC Holdings, Inc.	5,518	163,222
Meritage Homes Corp. (a)	4,758	189,844
New Home Co., Inc. (a)	1,500	12,090
NVR, Inc. (a)	400	988,320
Purple Innovation, Inc. (a) (b)	500	2,900
Roku, Inc. (a) (b)	5,500	401,665
Skyline Champion Corp.	3,600	102,852
Security Description	Shares	Value
Sonos, Inc. (a)	2,500	$ 40,100
Taylor Morrison Home Corp. Class A (a)	13,900	250,756
Tempur Sealy International, Inc. (a)	5,949	314,702
Toll Brothers, Inc.	17,783	587,372
TopBuild Corp. (a)	4,552	258,645
TRI Pointe Group, Inc. (a) (b)	18,683	231,669
Tupperware Brands Corp.	6,181	206,754
Turtle Beach Corp. (a)	1,000	19,940
Universal Electronics, Inc. (a)	1,739	68,430
Vuzix Corp. (a)	2,900	18,995
William Lyon Homes Class A (a)	3,900	61,971
ZAGG, Inc. (a)	3,300	48,675
		6,296,005
HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (a) (b)	1,300	46,852
Central Garden & Pet Co. Class A (a)	5,300	175,642
Energizer Holdings, Inc.	7,512	440,579
Oil-Dri Corp. of America	648	24,987
Spectrum Brands Holdings, Inc.	4,872	364,036
WD-40 Co. (b)	1,710	294,291
		1,346,387
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.3%
Atlantic Power Corp. (a) (b)	13,400	29,480
Clearway Energy, Inc. Class A	4,300	81,872
Clearway Energy, Inc. Class C	9,100	175,175
Ormat Technologies, Inc.	5,042	272,823
Pattern Energy Group, Inc. Class A (b)	9,900	196,713
TerraForm Power, Inc. Class A	8,959	103,476
Vistra Energy Corp. (a)	50,765	1,263,033
		2,122,572
INDUSTRIAL CONGLOMERATES — 0.2%
Carlisle Cos., Inc.	7,181	874,646
Raven Industries, Inc.	4,600	210,450
		1,085,096
INSURANCE — 3.6%
Alleghany Corp.	1,769	1,154,326
Ambac Financial Group, Inc. (a)	5,500	112,310
American Equity Investment Life Holding Co.	11,372	402,114
American Financial Group, Inc.	8,901	987,744
American National Insurance Co.	886	114,551
AMERISAFE, Inc.	2,281	141,308
AmTrust Financial Services, Inc.	14,170	205,748
Arch Capital Group, Ltd. (a)	48,069	1,432,937
Argo Group International Holdings, Ltd.	4,160	262,288
Aspen Insurance Holdings, Ltd.	7,588	317,178
Assured Guaranty, Ltd.	13,019	549,792
Athene Holding, Ltd. Class A (a)	19,600	1,012,536
Axis Capital Holdings, Ltd.	10,316	595,336
Brown & Brown, Inc.	28,588	845,347
Citizens, Inc. (a)	5,700	47,880
CNA Financial Corp.	3,591	163,929

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
CNO Financial Group, Inc.	19,779	$ 419,710
Crawford & Co. Class B	1,391	12,811
Donegal Group, Inc. Class A	1,000	14,210
eHealth, Inc. (a)	2,200	62,172
EMC Insurance Group, Inc.	1,000	24,720
Employers Holdings, Inc.	3,900	176,670
Enstar Group, Ltd. (a)	1,551	323,384
Erie Indemnity Co. Class A	3,138	400,189
FBL Financial Group, Inc. Class A	1,226	92,257
FedNat Holding Co.	1,400	35,672
Fidelity National Financial, Inc.	32,722	1,287,611
First American Financial Corp.	13,648	704,100
Genworth Financial, Inc. Class A (a)	65,000	271,050
Global Indemnity, Ltd.	1,054	39,736
Goosehead Insurance, Inc. Class A (a) (b)	1,200	40,644
Greenlight Capital Re, Ltd. Class A (a)	3,700	45,880
Hallmark Financial Services, Inc. (a)	1,541	16,951
Hanover Insurance Group, Inc.	5,154	635,849
HCI Group, Inc.	945	41,344
Health Insurance Innovations, Inc. Class A (a)	1,700	104,805
Heritage Insurance Holdings, Inc. (b)	2,700	40,014
Horace Mann Educators Corp.	5,300	237,970
Independence Holding Co.	700	25,130
Investors Title Co.	142	23,842
James River Group Holdings, Ltd.	3,100	132,122
Kemper Corp.	6,668	536,441
Kingstone Cos., Inc.	1,100	20,900
Kinsale Capital Group, Inc.	2,400	153,264
Maiden Holdings, Ltd.	8,500	24,225
Markel Corp. (a)	1,694	2,013,302
MBIA, Inc. (a) (b)	10,800	115,452
Mercury General Corp.	3,437	172,400
National General Holdings Corp.	7,499	201,273
National Western Life Group, Inc. Class A	277	88,418
Navigators Group, Inc.	2,592	179,107
NI Holdings, Inc. (a)	1,200	20,244
Old Republic International Corp.	34,862	780,212
Primerica, Inc.	5,257	633,731
ProAssurance Corp.	6,731	316,021
Protective Insurance Corp. Class B	1,100	25,245
Reinsurance Group of America, Inc.	7,881	1,139,277
RenaissanceRe Holdings, Ltd.	4,988	666,297
RLI Corp.	4,918	386,456
Safety Insurance Group, Inc.	1,838	164,685
Selective Insurance Group, Inc.	7,300	463,550
State Auto Financial Corp.	1,900	58,026
Stewart Information Services Corp.	2,949	132,735
Third Point Reinsurance, Ltd. (a)	10,000	130,000
Tiptree, Inc.	2,900	18,995
Trupanion, Inc. (a)	3,369	120,374
United Fire Group, Inc.	2,598	131,901
United Insurance Holdings Corp.	2,500	55,950
Universal Insurance Holdings, Inc.	4,000	194,200
Security Description	Shares	Value
White Mountains Insurance Group, Ltd.	382	$ 357,502
WR Berkley Corp.	11,767	940,536
		23,794,886
INTERNET & CATALOG RETAIL — 0.0% (e)
Duluth Holdings, Inc. Class B (a) (b)	1,099	34,575
Overstock.com, Inc. (a) (b)	2,400	66,480
		101,055
INTERACTIVE MEDIA & SERVICES — 0.9%
Cardlytics, Inc. (a) (b)	700	17,528
Care.com, Inc. (a)	2,300	50,853
Cargurus, Inc. (a) (b)	6,400	356,416
Cars.com, Inc. (a)	9,000	248,490
Cimpress NV (a)	2,621	358,055
Cision, Ltd. (a)	7,200	120,960
DocuSign, Inc. (a) (b)	4,300	226,051
Fusion Connect, Inc. (a) (b)	2,600	6,682
IAC/InterActiveCorp (a)	9,231	2,000,542
Liberty TripAdvisor Holdings, Inc. Class A (a)	8,900	132,165
Match Group, Inc. (a) (b)	6,600	382,206
Meet Group, Inc. (a)	7,800	38,610
QuinStreet, Inc. (a)	4,600	62,422
Remark Holdings, Inc. (a) (b)	3,400	10,846
Travelzoo (a)	600	7,110
TrueCar, Inc. (a)	12,166	171,541
Veritone, Inc. (a)	800	8,344
XO Group, Inc. (a)	3,011	103,819
Yelp, Inc. (a)	10,291	506,317
Zillow Group, Inc. Class A (a)	7,083	313,069
Zillow Group, Inc. Class C (a) (b)	14,883	658,573
		5,780,599
INTERNET & DIRECT MARKETING RETAIL — 1.0%
1-800-Flowers.com, Inc. Class A (a)	3,300	38,940
Etsy, Inc. (a)	14,920	766,590
Gaia, Inc. (a) (b)	1,300	20,020
Groupon, Inc. (a) (b)	56,322	212,334
GrubHub, Inc. (a)	11,164	1,547,554
Lands' End, Inc. (a)	1,200	21,060
Leaf Group, Ltd. (a)	1,800	18,000
Liberty Expedia Holdings, Inc. Class A (a)	6,887	323,964
Liquidity Services, Inc. (a)	3,000	19,050
Nutrisystem, Inc. (b)	3,651	135,270
PetMed Express, Inc. (b)	2,400	79,224
Quotient Technology, Inc. (a)	10,300	159,650
Qurate Retail, Inc. (a)	52,716	1,170,822
Shutterfly, Inc. (a)	3,877	255,456
Shutterstock, Inc.	2,250	122,805
Stamps.com, Inc. (a)	2,157	487,913
Wayfair, Inc. Class A (a)	7,051	1,041,221
		6,419,873
IT SERVICES — 4.4%
Amdocs, Ltd.	17,683	1,166,724
Black Knight, Inc. (a)	17,546	911,515

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Booz Allen Hamilton Holding Corp.	17,200	$ 853,636
Brightcove, Inc. (a)	4,226	35,498
CACI International, Inc. Class A (a)	3,058	563,131
Carbonite, Inc. (a)	4,100	146,165
Cardtronics PLC Class A (a)	4,928	155,922
Cass Information Systems, Inc.	1,450	94,424
Conduent, Inc. (a)	24,100	542,732
ConvergeOne Holdings, Inc.	3,000	27,930
Convergys Corp.	11,242	266,885
CoreLogic, Inc. (a)	10,300	508,923
CSG Systems International, Inc.	4,300	172,602
Endurance International Group Holdings, Inc. (a)	8,235	72,468
EPAM Systems, Inc. (a)	6,264	862,553
Euronet Worldwide, Inc. (a)	6,206	621,965
Everi Holdings, Inc. (a)	8,000	73,360
EVERTEC, Inc.	7,800	187,980
Evo Payments, Inc. Class A (a) (b)	2,000	47,800
Exela Technologies, Inc. (a)	5,800	41,354
ExlService Holdings, Inc. (a)	4,137	273,869
First Data Corp. Class A (a)	67,505	1,651,847
Genpact, Ltd.	18,560	568,122
GoDaddy, Inc. Class A (a)	19,922	1,661,296
GTT Communications, Inc. (a) (b)	5,495	238,483
Hackett Group, Inc.	2,890	58,234
I3 Verticals, Inc. Class A (a) (b)	1,300	29,874
Information Services Group, Inc. (a)	3,800	18,164
Internap Corp. (a) (b)	2,399	30,299
Jack Henry & Associates, Inc.	9,503	1,521,240
Leidos Holdings, Inc.	17,711	1,224,893
Limelight Networks, Inc. (a)	12,600	63,252
LiveRamp Holdings, Inc. (a)	9,270	458,031
ManTech International Corp. Class A	3,458	218,891
MAXIMUS, Inc.	7,707	501,417
MoneyGram International, Inc. (a)	3,353	17,939
NIC, Inc.	7,800	115,440
Okta, Inc. (a)	10,800	759,888
Perficient, Inc. (a)	4,200	111,930
Perspecta, Inc.	18,200	468,104
PFSweb, Inc. (a)	1,900	14,060
Presidio, Inc.	3,900	59,475
PRGX Global, Inc. (a)	2,400	20,880
Sabre Corp.	32,188	839,463
Science Applications International Corp.	5,347	430,968
ServiceSource International, Inc. (a)	9,400	26,790
Square, Inc. Class A (a)	35,660	3,530,697
Switch, Inc. Class A (b)	4,800	51,840
Sykes Enterprises, Inc. (a)	4,953	151,017
Syntel, Inc. (a)	4,300	176,214
Teradata Corp. (a)	14,501	546,833
Travelport Worldwide, Ltd.	16,200	273,294
TTEC Holdings, Inc.	1,700	44,030
Tucows, Inc. Class A (a) (b)	1,100	61,325
Twilio, Inc. Class A (a)	9,000	776,520
Unisys Corp. (a) (b)	6,200	126,480
Virtusa Corp. (a)	3,600	193,356
Web.com Group, Inc. (a)	5,400	150,660
Security Description	Shares	Value
WEX, Inc. (a)	5,123	$ 1,028,493
Worldpay, Inc. Class A	37,367	3,784,156
		29,631,331
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Acushnet Holdings Corp.	4,100	112,463
American Outdoor Brands Corp. (a)	6,588	102,312
Brunswick Corp.	10,938	733,065
Callaway Golf Co.	12,112	294,200
Clarus Corp.	2,500	27,625
Escalade, Inc.	1,200	15,420
Johnson Outdoors, Inc. Class A	600	55,794
Malibu Boats, Inc. Class A (a)	2,500	136,800
Marine Products Corp.	987	22,592
MCBC Holdings, Inc. (a)	2,200	78,936
Nautilus, Inc. (a)	3,700	51,615
Polaris Industries, Inc.	7,415	748,544
Sturm Ruger & Co., Inc.	2,065	142,588
Vista Outdoor, Inc. (a)	7,021	125,606
		2,647,560
LIFE SCIENCES TOOLS & SERVICES — 1.0%
Accelerate Diagnostics, Inc. (a)	3,200	73,440
Bio-Rad Laboratories, Inc. Class A (a)	2,623	820,973
Bio-Techne Corp.	4,551	928,905
Bruker Corp.	12,741	426,186
Cambrex Corp. (a)	4,100	280,440
Charles River Laboratories International, Inc. (a)	5,937	798,764
ChromaDex Corp. (a) (b)	4,700	20,163
Codexis, Inc. (a) (b)	6,000	102,900
Enzo Biochem, Inc. (a)	5,400	22,248
Fluidigm Corp. (a)	4,544	34,034
Harvard Bioscience, Inc. (a)	4,300	22,575
Luminex Corp.	5,000	151,550
Medpace Holdings, Inc. (a)	2,800	167,748
NanoString Technologies, Inc. (a)	3,600	64,188
NeoGenomics, Inc. (a) (b)	8,500	130,475
Pacific Biosciences of California, Inc. (a) (b)	14,100	76,281
PRA Health Sciences, Inc. (a)	7,194	792,707
QIAGEN NV (a)	27,381	1,037,192
Quanterix Corp. (a) (b)	1,100	23,562
Syneos Health, Inc. (a)	7,694	396,626
		6,370,957
MACHINERY — 3.8%
Actuant Corp. Class A	7,900	220,410
AGCO Corp.	8,475	515,195
Alamo Group, Inc.	1,192	109,199
Albany International Corp. Class A	3,548	282,066
Allison Transmission Holdings, Inc.	14,057	731,105
Altra Industrial Motion Corp.	7,574	312,806
American Railcar Industries, Inc.	896	41,306
Astec Industries, Inc.	2,940	148,205
Barnes Group, Inc.	5,714	405,865
Blue Bird Corp. (a)	1,700	41,650
Briggs & Stratton Corp.	5,100	98,073

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Chart Industries, Inc. (a)	3,700	$ 289,821
CIRCOR International, Inc. (b)	2,047	97,233
Colfax Corp. (a)	11,027	397,634
Columbus McKinnon Corp.	2,800	110,712
Commercial Vehicle Group, Inc. (a)	3,100	28,396
Crane Co.	6,348	624,326
DMC Global, Inc.	1,900	77,520
Donaldson Co., Inc.	16,079	936,763
Douglas Dynamics, Inc.	2,777	121,910
Eastern Co.	700	19,880
Energy Recovery, Inc. (a) (b)	4,500	40,275
EnPro Industries, Inc.	2,645	192,900
ESCO Technologies, Inc.	3,143	213,881
Evoqua Water Technologies Corp. (a) (b)	9,900	176,022
Federal Signal Corp.	7,400	198,172
Franklin Electric Co., Inc.	5,949	281,090
FreightCar America, Inc.	1,400	22,498
Gardner Denver Holdings, Inc. (a)	13,500	382,590
Gates Industrial Corp. PLC (a) (b)	5,400	105,300
Gencor Industries, Inc. (a)	1,100	13,255
Global Brass & Copper Holdings, Inc.	2,700	99,630
Gorman-Rupp Co.	2,200	80,300
Graco, Inc.	20,413	945,938
Graham Corp.	1,100	30,987
Greenbrier Cos., Inc. (b)	4,094	246,049
Harsco Corp. (a)	10,391	296,663
Hillenbrand, Inc.	7,799	407,888
Hurco Cos., Inc.	766	34,547
Hyster-Yale Materials Handling, Inc.	1,289	79,312
IDEX Corp.	9,526	1,435,187
ITT, Inc.	11,088	679,251
John Bean Technologies Corp.	3,790	452,147
Kadant, Inc.	1,400	150,990
Kennametal, Inc.	10,217	445,053
LB Foster Co. Class A (a)	1,000	20,550
Lincoln Electric Holdings, Inc.	7,956	743,409
Lindsay Corp.	1,370	137,329
Lydall, Inc. (a)	2,100	90,510
Manitex International, Inc. (a)	1,800	18,954
Manitowoc Co., Inc (a)	4,175	100,158
Meritor, Inc. (a)	10,700	207,152
Middleby Corp. (a)	6,770	875,700
Milacron Holdings Corp. (a)	8,400	170,100
Miller Industries, Inc.	1,300	34,970
Mueller Industries, Inc.	7,284	211,090
Mueller Water Products, Inc. Class A	19,700	226,747
Navistar International Corp. (a)	6,300	242,550
NN, Inc.	3,316	51,730
Nordson Corp.	7,103	986,607
Omega Flex, Inc.	400	28,464
Oshkosh Corp.	8,908	634,606
Park-Ohio Holdings Corp.	1,046	40,114
Proto Labs, Inc. (a)	3,403	550,435
RBC Bearings, Inc. (a)	3,009	452,433
REV Group, Inc. (b)	3,800	59,660
Rexnord Corp. (a)	13,190	406,252
Security Description	Shares	Value
Spartan Motors, Inc.	4,100	$ 60,475
SPX Corp. (a)	5,500	183,205
SPX FLOW, Inc. (a)	5,200	270,400
Standex International Corp.	1,615	168,364
Sun Hydraulics Corp.	3,648	199,837
Tennant Co.	2,176	165,267
Terex Corp.	8,290	330,854
Timken Co.	8,792	438,281
Titan International, Inc.	6,100	45,262
Toro Co.	12,693	761,199
TriMas Corp. (a)	5,600	170,240
Trinity Industries, Inc.	17,869	654,720
Twin Disc, Inc. (a)	1,000	23,040
Wabash National Corp.	6,700	122,141
WABCO Holdings, Inc. (a)	6,461	762,010
Wabtec Corp. (b)	10,601	1,111,833
Watts Water Technologies, Inc. Class A	3,483	289,089
Welbilt, Inc. (a)	16,200	338,256
Woodward, Inc.	6,750	545,805
		25,549,798
MARINE — 0.1%
Costamare, Inc.	6,200	40,238
Eagle Bulk Shipping, Inc. (a)	5,600	31,472
Genco Shipping & Trading, Ltd. (a)	900	12,600
Kirby Corp. (a)	7,440	611,940
Matson, Inc.	5,482	217,306
Safe Bulkers, Inc. (a)	5,800	16,704
Scorpio Bulkers, Inc.	7,374	53,462
		983,722
MEDIA — 1.6%
AMC Networks, Inc. Class A (a) (b)	5,286	350,673
Beasley Broadcast Group, Inc. Class A	600	4,140
Boston Omaha Corp. Class A (a) (b)	600	17,940
Cable One, Inc.	531	469,197
Central European Media Enterprises, Ltd. Class A (a)	9,600	36,000
Clear Channel Outdoor Holdings, Inc. Class A	4,300	25,585
Daily Journal Corp. (a) (b)	159	38,319
Emerald Expositions Events, Inc.	2,900	47,792
Entercom Communications Corp. Class A (b)	15,500	122,450
Entravision Communications Corp. Class A	7,700	37,730
Eros International PLC (a) (b)	5,047	60,816
EW Scripps Co. Class A	5,600	92,400
Fluent, Inc. (a) (b)	2,700	5,805
Gannett Co., Inc.	13,700	137,137
GCI Liberty, Inc. Class A (a)	12,696	647,496
Gray Television, Inc. (a)	9,800	171,500
Hemisphere Media Group, Inc. (a)	2,100	29,295
John Wiley & Sons, Inc. Class A	5,650	342,390
Liberty Broadband Corp. Class A (a)	3,244	273,566
Liberty Broadband Corp. Class C (a)	12,860	1,084,098

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Liberty Latin America, Ltd. Class A (a)	5,300	$ 110,452
Liberty Latin America, Ltd. Class C (a)	14,400	297,072
Liberty Media Corp.-Liberty Braves Class C (a)	4,210	114,722
Liberty Media Corp.-Liberty Formula One Class C (a) (b)	24,350	905,576
Liberty Media Corp.-Liberty SiriusXM Class A (a)	10,704	464,982
Liberty Media Corp.-Liberty SiriusXM Class C (a)	20,659	897,633
LiveXLive Media, Inc. (a) (b)	700	2,744
Loral Space & Communications, Inc. (a) (b)	1,600	72,640
MDC Partners, Inc. Class A (a)	7,000	29,050
Meredith Corp. (b)	5,001	255,301
MSG Networks, Inc. Class A (a)	7,321	188,882
National CineMedia, Inc.	9,100	96,369
New Media Investment Group, Inc.	7,500	117,675
New York Times Co. Class A	16,800	388,920
Nexstar Media Group, Inc. Class A	5,611	456,735
Saga Communications, Inc. Class A	444	16,051
Scholastic Corp.	3,495	163,182
Sinclair Broadcast Group, Inc. Class A	8,862	251,238
Sirius XM Holdings, Inc. (b)	158,902	1,004,261
TechTarget, Inc. (a)	2,400	46,608
TEGNA, Inc.	27,483	328,697
Tribune Media Co. Class A	11,232	431,646
tronc, Inc. (a)	2,400	39,192
WideOpenWest, Inc. (a) (b)	3,500	39,235
		10,713,192
METALS & MINING — 1.3%
AK Steel Holding Corp. (a) (b)	38,800	190,120
Alcoa Corp. (a)	23,021	930,048
Allegheny Technologies, Inc. (a) (b)	15,137	447,298
Carpenter Technology Corp.	5,955	351,047
Century Aluminum Co. (a)	6,100	73,017
Cleveland-Cliffs, Inc. (a) (b)	37,442	474,016
Coeur Mining, Inc. (a)	23,400	124,722
Commercial Metals Co.	14,747	302,608
Compass Minerals International, Inc. (b)	4,214	283,181
Ferroglobe Representation & Warranty Insurance Trust (a) (f)	2,200	—
Gold Resource Corp.	6,100	31,354
Haynes International, Inc.	1,500	53,250
Hecla Mining Co.	60,137	167,782
Kaiser Aluminum Corp.	2,011	219,320
Materion Corp.	2,455	148,528
Olympic Steel, Inc.	1,100	22,957
Ramaco Resources, Inc. (a)	500	3,730
Reliance Steel & Aluminum Co.	8,877	757,119
Royal Gold, Inc.	8,258	636,361
Ryerson Holding Corp. (a)	1,900	21,470
Schnitzer Steel Industries, Inc. Class A	3,272	88,508
Security Description	Shares	Value
Southern Copper Corp.	10,469	$ 451,633
Steel Dynamics, Inc.	28,006	1,265,591
SunCoke Energy, Inc. (a)	7,900	91,798
Synalloy Corp.	1,000	22,850
Tahoe Resources, Inc. (a)	36,384	101,511
TimkenSteel Corp. (a) (b)	4,800	71,376
United States Steel Corp. (b)	22,199	676,626
Universal Stainless & Alloy Products, Inc. (a)	900	22,959
Warrior Met Coal, Inc.	5,700	154,128
Worthington Industries, Inc.	4,900	212,464
		8,397,372
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.1%
AG Mortgage Investment Trust, Inc. REIT	3,400	61,812
AGNC Investment Corp. REIT	58,993	1,099,040
Annaly Capital Management, Inc. REIT	158,052	1,616,872
Anworth Mortgage Asset Corp. REIT	11,900	55,097
Apollo Commercial Real Estate Finance, Inc. REIT (b)	15,840	298,901
Arbor Realty Trust, Inc. REIT (b)	8,800	101,024
Ares Commercial Real Estate Corp. REIT	3,300	46,101
ARMOUR Residential REIT, Inc. (b)	5,100	114,495
Blackstone Mortgage Trust, Inc. Class A REIT (b)	13,500	452,385
Capstead Mortgage Corp. REIT	11,610	91,835
Cherry Hill Mortgage Investment Corp. REIT	2,400	43,440
Chimera Investment Corp. REIT	23,726	430,152
Colony Credit Real Estate, Inc. REIT (b)	10,600	233,094
Dynex Capital, Inc. REIT	6,400	40,832
Exantas Capital Corp. REIT (b)	3,675	40,351
Great Ajax Corp. REIT	1,800	24,498
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	6,197	133,050
Invesco Mortgage Capital, Inc. REIT	14,300	226,226
Ladder Capital Corp. REIT	11,328	191,896
MFA Financial, Inc. REIT	56,836	417,745
New Residential Investment Corp. REIT	41,500	739,530
New York Mortgage Trust, Inc. REIT (b)	18,500	112,480
Orchid Island Capital, Inc. REIT (b)	6,100	44,225
PennyMac Mortgage Investment Trust REIT	7,541	152,630
Ready Capital Corp.	2,200	36,630
Redwood Trust, Inc. REIT	10,800	175,392
TPG RE Finance Trust, Inc. REIT	4,800	96,096
Two Harbors Investment Corp. REIT	31,157	465,174
Western Asset Mortgage Capital Corp. REIT	5,000	50,100
		7,591,103

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
MULTI-UTILITIES — 0.4%
Avista Corp.	7,900	$ 399,424
Black Hills Corp. (b)	6,393	371,370
MDU Resources Group, Inc.	24,400	626,836
NorthWestern Corp.	6,255	366,918
Unitil Corp.	1,800	91,620
Vectren Corp.	10,492	750,073
		2,606,241
MULTILINE RETAIL — 0.1%
Big Lots, Inc.	5,220	218,144
Dillard's, Inc. Class A (b)	1,405	107,258
JC Penney Co., Inc. (a) (b)	38,000	63,080
Ollie's Bargain Outlet Holdings, Inc. (a)	6,002	576,792
Sears Holdings Corp. (a) (b)	4,800	4,645
		969,919
OIL, GAS & CONSUMABLE FUELS — 3.4%
Abraxas Petroleum Corp. (a)	18,700	43,571
Adams Resources & Energy, Inc.	266	11,294
Alta Mesa Resources, Inc. (a) (b)	11,700	48,906
Amyris, Inc. (a) (b)	3,000	23,820
Antero Resources Corp. (a)	30,474	539,695
Approach Resources, Inc. (a)	5,000	11,150
Arch Coal, Inc. Class A	2,296	205,262
Ardmore Shipping Corp. (a)	3,900	25,350
Berry Petroleum Corp. (b)	2,100	37,002
Bonanza Creek Energy, Inc. (a)	2,200	65,516
California Resources Corp. (a)	5,802	281,571
Callon Petroleum Co. (a) (b)	28,404	340,564
Carrizo Oil & Gas, Inc. (a)	11,300	284,760
Centennial Resource Development, Inc. Class A (a) (b)	23,264	508,318
Cheniere Energy, Inc. (a)	28,747	1,997,629
Chesapeake Energy Corp. (a) (b)	113,900	511,411
Clean Energy Fuels Corp. (a)	16,800	43,680
Cloud Peak Energy, Inc. (a)	8,600	19,780
CNX Resources Corp. (a)	25,300	362,043
CONSOL Energy, Inc. (a)	3,450	140,795
Continental Resources, Inc. (a) (b)	11,047	754,289
CVR Energy, Inc.	1,900	76,418
Delek US Holdings, Inc.	10,508	445,854
Denbury Resources, Inc. (a)	57,915	359,073
DHT Holdings, Inc.	9,996	46,981
Diamondback Energy, Inc. (b)	12,248	1,655,807
Dorian LPG, Ltd. (a)	2,658	21,184
Earthstone Energy, Inc. Class A (a)	2,700	25,326
Eclipse Resources Corp. (a) (b)	10,200	12,138
Energen Corp. (a)	10,812	931,670
Energy Fuels, Inc. (a)	9,000	29,520
Energy XXI Gulf Coast, Inc. (a)	3,500	29,260
EP Energy Corp. Class A (a) (b)	4,500	10,530
Evolution Petroleum Corp.	3,000	33,150
Extraction Oil & Gas, Inc. (a)	14,600	164,834
Frontline, Ltd. (a) (b)	9,420	54,730
GasLog, Ltd.	5,300	104,675
Golar LNG, Ltd. (b)	11,998	333,544
Goodrich Petroleum Corp. (a)	1,100	15,444
Security Description	Shares	Value
Green Plains, Inc. (b)	4,747	$ 81,648
Gulfport Energy Corp. (a)	22,300	232,143
Halcon Resources Corp. (a) (b)	16,900	75,543
Hallador Energy Co.	1,900	11,818
HighPoint Resources Corp. (a) (b)	12,900	62,952
International Seaways, Inc. (a)	2,699	54,034
Isramco, Inc. (a)	59	7,201
Jagged Peak Energy, Inc. (a) (b)	7,600	105,108
Kosmos Energy, Ltd. (a) (b)	30,100	281,435
Laredo Petroleum, Inc. (a)	20,300	165,851
Lilis Energy, Inc. (a)	5,200	25,480
Matador Resources Co. (a) (b)	12,700	419,735
Midstates Petroleum Co., Inc. (a)	1,400	12,474
Murphy Oil Corp.	20,700	690,138
NACCO Industries, Inc. Class A	441	14,443
NextDecade Corp. (a)	900	5,085
Nordic American Tankers, Ltd. (b)	16,240	33,942
Northern Oil and Gas, Inc. (a)	26,300	105,200
Oasis Petroleum, Inc. (a)	34,000	482,120
Overseas Shipholding Group, Inc. Class A (a)	6,800	21,420
Panhandle Oil and Gas, Inc. Class A	1,900	35,055
Par Pacific Holdings, Inc. (a)	3,889	79,336
Parsley Energy, Inc. Class A (a)	32,649	954,983
PBF Energy, Inc. Class A	14,652	731,281
PDC Energy, Inc. (a)	8,412	411,852
Peabody Energy Corp.	10,003	356,507
Penn Virginia Corp. (a)	1,500	120,810
QEP Resources, Inc. (a)	30,123	340,992
Range Resources Corp.	26,900	457,031
Renewable Energy Group, Inc. (a) (b)	4,700	135,360
Resolute Energy Corp. (a) (b)	2,700	102,087
REX American Resources Corp. (a)	725	54,774
Ring Energy, Inc. (a)	6,700	66,397
Rosehill Resources, Inc. (a) (b)	300	1,830
Sanchez Energy Corp. (a) (b)	8,900	20,470
SandRidge Energy, Inc. (a)	3,600	39,132
Scorpio Tankers, Inc. (b)	33,000	66,330
SemGroup Corp. Class A	9,929	218,935
Ship Finance International, Ltd.	10,500	145,950
SilverBow Resources, Inc. (a)	900	24,003
SM Energy Co. (b)	14,156	446,339
Southwestern Energy Co. (a)	75,400	385,294
SRC Energy, Inc. (a) (b)	31,200	277,368
Talos Energy, Inc. (a)	2,400	78,768
Targa Resources Corp.	27,618	1,555,170
Teekay Corp. (b)	7,543	50,840
Teekay Tankers, Ltd. Class A	23,700	23,411
Tellurian, Inc. (a) (b)	11,500	103,155
Ultra Petroleum Corp. (a) (b)	18,622	20,857
Uranium Energy Corp. (a)	15,900	27,348
W&T Offshore, Inc. (a)	11,400	109,896
Whiting Petroleum Corp. (a)	11,300	599,352
WildHorse Resource Development Corp. (a) (b)	3,300	78,012
World Fuel Services Corp.	8,349	231,100
WPX Energy, Inc. (a)	49,000	985,880

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Zion Oil & Gas, Inc. (a) (b)	5,200	$ 6,656
		22,836,875
PAPER & FOREST PRODUCTS — 0.3%
Boise Cascade Co.	5,100	187,680
Clearwater Paper Corp. (a)	1,979	58,776
Domtar Corp.	8,013	418,038
KapStone Paper and Packaging Corp.	10,498	355,987
Louisiana-Pacific Corp.	17,402	460,979
Neenah, Inc.	2,046	176,570
PH Glatfelter Co.	5,300	101,283
Schweitzer-Mauduit International, Inc.	3,800	145,578
Verso Corp. Class A (a)	4,159	140,034
		2,044,925
PERSONAL PRODUCTS — 0.4%
Edgewell Personal Care Co. (a)	6,879	318,016
elf Beauty, Inc. (a) (b)	2,600	33,098
Herbalife Nutrition, Ltd. (a)	13,330	727,152
Inter Parfums, Inc.	2,100	135,345
Medifast, Inc.	1,500	332,325
Natural Health Trends Corp. (b)	851	19,811
Nature's Sunshine Products, Inc. (a)	1,300	11,375
Nu Skin Enterprises, Inc. Class A	6,958	573,478
Revlon, Inc. Class A (a) (b)	1,400	31,220
USANA Health Sciences, Inc. (a)	1,608	193,845
		2,375,665
PHARMACEUTICALS — 1.3%
Aclaris Therapeutics, Inc. (a) (b)	3,158	45,854
Aerie Pharmaceuticals, Inc. (a)	4,500	276,975
Akcea Therapeutics, Inc. (a) (b)	1,800	63,036
Akorn, Inc. (a)	11,744	152,437
Amneal Pharmaceuticals, Inc. (a)	10,990	243,868
Amphastar Pharmaceuticals, Inc. (a)	4,400	84,656
Ampio Pharmaceuticals, Inc. (a) (b)	8,400	4,267
ANI Pharmaceuticals, Inc. (a)	986	55,748
Aquestive Therapeutics, Inc. (a) (b)	1,100	19,261
Aratana Therapeutics, Inc. (a)	4,800	28,032
Assembly Biosciences, Inc. (a)	2,800	103,992
Assertio Therapeutics, Inc. (a)	6,800	39,984
Catalent, Inc. (a)	17,782	809,970
Clearside Biomedical, Inc. (a) (b)	3,300	20,295
Collegium Pharmaceutical, Inc. (a) (b)	3,467	51,104
Corcept Therapeutics, Inc. (a) (b)	12,600	176,652
Corium International, Inc. (a) (b)	2,800	26,628
Cymabay Therapeutics, Inc. (a)	7,200	79,776
Dermira, Inc. (a)	4,700	51,230
Dova Pharmaceuticals, Inc. (a) (b)	1,400	29,358
Durect Corp. (a)	16,700	18,370
Eloxx Pharmaceuticals, Inc. (a)	2,600	44,304
Endo International PLC (a)	28,300	476,289
Endocyte, Inc. (a)	7,900	140,304
Evolus, Inc. (a)	1,500	27,930
Horizon Pharma PLC (a)	19,937	390,367
Innovate Biopharmaceuticals, Inc. (a) (b)	2,200	15,026
Security Description	Shares	Value
Innoviva, Inc. (a)	8,700	$ 132,588
Intersect ENT, Inc. (a)	3,500	100,625
Intra-Cellular Therapies, Inc. (a)	5,956	129,245
Jazz Pharmaceuticals PLC (a)	7,239	1,217,093
Kala Pharmaceuticals, Inc. (a) (b)	1,700	16,779
Lannett Co., Inc. (a) (b)	3,497	16,611
Liquidia Technologies, Inc. (a)	900	24,687
Mallinckrodt PLC (a)	10,600	310,686
Marinus Pharmaceuticals, Inc. (a) (b)	4,500	45,000
Medicines Co. (a) (b)	8,859	264,973
Melinta Therapeutics, Inc. (a)	5,840	23,068
Menlo Therapeutics, Inc. (a)	800	7,880
MyoKardia, Inc. (a) (b)	4,400	286,880
Neos Therapeutics, Inc. (a) (b)	2,900	14,065
Ocular Therapeutix, Inc. (a) (b)	3,500	24,080
Odonate Therapeutics, Inc. (a) (b)	800	15,528
Omeros Corp. (a) (b)	5,600	136,696
Optinose, Inc. (a)	2,000	24,860
Pacira Pharmaceuticals, Inc. (a)	4,937	242,654
Paratek Pharmaceuticals, Inc. (a) (b)	3,700	35,890
Phibro Animal Health Corp. Class A	2,400	102,960
Prestige Consumer Healthcare, Inc. (a) (b)	6,416	243,102
Reata Pharmaceuticals, Inc. Class A (a)	2,400	196,224
resTORbio, Inc. (a) (b)	800	12,112
Revance Therapeutics, Inc. (a)	3,900	96,915
scPharmaceuticals, Inc. (a) (b)	900	5,283
Sienna Biopharmaceuticals, Inc. (a) (b)	1,800	26,676
SIGA Technologies, Inc. (a)	6,300	43,407
Supernus Pharmaceuticals, Inc. (a)	6,200	312,170
Teligent, Inc. (a) (b)	4,800	18,960
Tetraphase Pharmaceuticals, Inc. (a)	6,300	17,388
TherapeuticsMD, Inc. (a) (b)	24,000	157,440
Theravance Biopharma, Inc. (a) (b)	5,204	170,015
Tricida, Inc. (a) (b)	1,400	42,770
Verrica Pharmaceuticals, Inc. (a)	1,100	17,875
WaVe Life Sciences, Ltd. (a) (b)	2,310	115,500
Xeris Pharmaceuticals, Inc. (a)	1,200	21,096
Zogenix, Inc. (a) (b)	5,269	261,342
Zomedica Pharmaceuticals Corp. (a)	4,700	8,789
		8,415,625
PROFESSIONAL SERVICES — 1.4%
Acacia Research Corp. (a)	5,800	18,560
ASGN, Inc. (a)	6,392	504,521
Barrett Business Services, Inc.	839	56,029
BG Staffing, Inc.	900	24,480
CBIZ, Inc. (a)	6,400	151,680
CoStar Group, Inc. (a)	4,479	1,884,942
CRA International, Inc.	1,000	50,220
Dun & Bradstreet Corp.	4,700	669,797
Exponent, Inc.	6,550	351,080
Forrester Research, Inc.	1,300	59,670
Franklin Covey Co. (a)	1,183	27,978
FTI Consulting, Inc. (a)	4,500	329,355
GP Strategies Corp. (a)	1,500	25,275

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Heidrick & Struggles International, Inc.	2,300	$ 77,855
Huron Consulting Group, Inc. (a)	2,720	134,368
ICF International, Inc.	2,202	166,141
InnerWorkings, Inc. (a)	5,600	44,352
Insperity, Inc.	4,850	572,058
Kelly Services, Inc. Class A	3,700	88,911
Kforce, Inc.	2,800	105,280
Korn/Ferry International	7,155	352,312
ManpowerGroup, Inc.	8,216	706,247
Mistras Group, Inc. (a)	2,087	45,225
Navigant Consulting, Inc.	5,600	129,136
Reis, Inc.	1,100	25,300
Resources Connection, Inc.	3,700	61,420
TransUnion	22,864	1,682,333
TriNet Group, Inc. (a)	5,500	309,760
TrueBlue, Inc. (a)	5,000	130,250
WageWorks, Inc. (a)	5,144	219,906
Willdan Group, Inc. (a)	900	30,564
		9,035,005
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Altisource Portfolio Solutions SA (a) (b)	1,300	41,899
American Realty Investors, Inc. (a) (b)	300	5,076
Consolidated-Tomoka Land Co.	523	32,573
Cushman & Wakefield PLC (a)	5,600	95,144
Essential Properties Realty Trust, Inc. REIT	4,400	62,436
Forestar Group, Inc. (a)	1,251	26,521
FRP Holdings, Inc. (a)	845	52,475
Griffin Industrial Realty, Inc.	100	3,900
HFF, Inc. Class A	4,746	201,610
Howard Hughes Corp. (a)	4,941	613,771
Jones Lang LaSalle, Inc.	5,585	806,027
Kennedy-Wilson Holdings, Inc.	15,842	340,603
Marcus & Millichap, Inc. (a)	2,300	79,833
Maui Land & Pineapple Co., Inc. (a)	700	8,960
Newmark Group, Inc. Class A	2,800	31,332
RE/MAX Holdings, Inc. Class A	2,200	97,570
Realogy Holdings Corp. (b)	14,761	304,667
Redfin Corp. (a) (b)	10,300	192,610
RMR Group, Inc. Class A	846	78,509
St. Joe Co. (a) (b)	4,600	77,280
Stratus Properties, Inc. (a)	700	21,420
Tejon Ranch Co. (a)	2,500	54,275
Transcontinental Realty Investors, Inc. (a)	207	6,601
Trinity Place Holdings, Inc. (a)	2,100	12,789
		3,247,881
ROAD & RAIL — 0.8%
AMERCO	871	310,642
ArcBest Corp.	3,200	155,360
Avis Budget Group, Inc. (a) (b)	7,902	253,970
Covenant Transportation Group, Inc. Class A (a)	1,400	40,684
Security Description	Shares	Value
Daseke, Inc. (a)	4,800	$ 38,496
Genesee & Wyoming, Inc. Class A (a)	7,224	657,312
Heartland Express, Inc.	5,800	114,434
Hertz Global Holdings, Inc. (a)	6,666	108,856
Knight-Swift Transportation Holdings, Inc. (b)	16,359	564,058
Landstar System, Inc.	5,183	632,326
Marten Transport, Ltd.	4,755	100,093
Old Dominion Freight Line, Inc.	8,143	1,313,140
PAM Transportation Services, Inc. (a)	300	19,527
Ryder System, Inc.	6,645	485,550
Saia, Inc. (a)	3,200	244,640
Schneider National, Inc. Class B	6,300	157,374
Universal Logistics Holdings, Inc.	1,000	36,800
US Xpress Enterprises, Inc. Class A (a)	2,600	35,880
USA Truck, Inc. (a)	1,000	20,230
Werner Enterprises, Inc.	5,900	208,565
YRC Worldwide, Inc. (a)	3,900	35,022
		5,532,959
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
ACM Research, Inc. Class A (a) (b)	1,000	11,070
Adesto Technologies Corp. (a) (b)	2,200	13,090
Advanced Energy Industries, Inc. (a)	4,600	237,590
Alpha & Omega Semiconductor, Ltd. (a)	2,487	28,924
Ambarella, Inc. (a) (b)	3,980	153,946
Amkor Technology, Inc. (a)	12,452	92,020
Aquantia Corp. (a)	2,500	31,975
Axcelis Technologies, Inc. (a)	3,675	72,214
AXT, Inc. (a)	4,300	30,745
Brooks Automation, Inc.	8,900	311,767
Cabot Microelectronics Corp.	3,232	333,445
CEVA, Inc. (a)	2,700	77,625
Cirrus Logic, Inc. (a)	7,240	279,464
Cohu, Inc.	3,400	85,340
Cree, Inc. (a) (b)	12,715	481,517
Cypress Semiconductor Corp.	45,033	652,528
Diodes, Inc. (a)	5,092	169,513
Entegris, Inc.	17,798	515,252
First Solar, Inc. (a)	10,365	501,873
FormFactor, Inc. (a)	8,765	120,519
Ichor Holdings, Ltd. (a) (b)	3,000	61,260
Impinj, Inc. (a)	2,200	54,604
Inphi Corp. (a)	5,549	210,751
Integrated Device Technology, Inc. (a)	15,811	743,275
Kopin Corp. (a) (b)	7,200	17,424
Lattice Semiconductor Corp. (a)	14,980	119,840
MACOM Technology Solutions Holdings, Inc. (a) (b)	5,352	110,251
Marvell Technology Group, Ltd.	67,669	1,306,012
Maxim Integrated Products, Inc.	34,605	1,951,376
MaxLinear, Inc. (a) (b)	7,500	149,100
MKS Instruments, Inc.	6,849	548,947

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Monolithic Power Systems, Inc.	5,123	$ 643,090
Nanometrics, Inc. (a)	2,900	108,808
NeoPhotonics Corp. (a)	3,900	32,370
NVE Corp.	626	66,281
NXP Semiconductors NV	42,950	3,672,225
ON Semiconductor Corp. (a)	52,321	964,276
PDF Solutions, Inc. (a) (b)	3,300	29,799
Photronics, Inc. (a)	8,200	80,770
Power Integrations, Inc.	3,700	233,840
Rambus, Inc. (a)	14,000	152,740
Rudolph Technologies, Inc. (a)	3,853	94,206
Semtech Corp. (a)	8,232	457,699
Silicon Laboratories, Inc. (a)	5,169	474,514
SMART Global Holdings, Inc. (a) (b)	1,200	34,488
SunPower Corp. (a) (b)	7,355	53,692
Synaptics, Inc. (a) (b)	4,438	202,462
Teradyne, Inc.	22,923	847,693
Ultra Clean Holdings, Inc. (a) (b)	4,600	57,730
Universal Display Corp. (b)	5,349	630,647
Veeco Instruments, Inc. (a)	5,808	59,532
Versum Materials, Inc.	13,793	496,686
Xcerra Corp. (a)	6,600	94,182
Xperi Corp.	5,942	88,239
		19,049,226
SOFTWARE — 7.1%
2U, Inc. (a)	6,905	519,187
8x8, Inc. (a)	11,600	246,500
A10 Networks, Inc. (a)	6,200	37,696
ACI Worldwide, Inc. (a)	14,666	412,701
Agilysys, Inc. (a)	1,757	28,639
Alarm.com Holdings, Inc. (a)	3,800	218,120
Altair Engineering, Inc. Class A (a)	4,000	173,800
Alteryx, Inc. Class A (a) (b)	3,800	217,398
Amber Road, Inc. (a)	2,300	22,126
American Software, Inc. Class A	3,300	40,029
Appfolio, Inc. Class A (a)	1,985	155,624
Apptio, Inc. Class A (a)	4,500	166,320
Aspen Technology, Inc. (a)	8,855	1,008,673
Asure Software, Inc. (a) (b)	1,200	14,904
Atlassian Corp. PLC Class A (a)	11,400	1,095,996
Avalara, Inc. (a) (b)	1,100	38,423
Avaya Holdings Corp. (a)	13,500	298,890
Benefitfocus, Inc. (a) (b)	2,941	118,964
Blackbaud, Inc.	6,090	618,013
Blackline, Inc. (a)	4,600	259,762
Bottomline Technologies DE, Inc. (a)	4,800	349,008
Box, Inc. Class A (a) (b)	15,465	369,768
Carbon Black, Inc. (a) (b)	1,000	21,180
CDK Global, Inc.	15,962	998,583
Ceridian HCM Holding, Inc. (a) (b)	2,900	121,887
ChannelAdvisor Corp. (a)	3,000	37,350
Cloudera, Inc. (a)	13,400	236,510
CommVault Systems, Inc. (a)	5,042	352,940
Cornerstone OnDemand, Inc. (a)	6,575	373,131
Coupa Software, Inc. (a)	6,700	529,970
Dell Technologies, Inc. Class V (a)	24,859	2,414,306
Digimarc Corp. (a)	1,240	38,998
Security Description	Shares	Value
Domo, Inc. Class B (a) (b)	1,300	$ 27,885
Ebix, Inc. (b)	3,100	245,365
eGain Corp. (a)	2,200	17,820
Ellie Mae, Inc. (a)	4,356	412,818
Envestnet, Inc. (a)	5,452	332,299
Everbridge, Inc. (a)	3,500	201,740
Fair Isaac Corp. (a)	3,505	801,068
FireEye, Inc. (a) (b)	23,947	407,099
Five9, Inc. (a)	7,227	315,748
ForeScout Technologies, Inc. (a)	3,900	147,264
Fortinet, Inc. (a)	17,282	1,594,610
Guidewire Software, Inc. (a)	9,836	993,534
Hortonworks, Inc. (a)	9,178	209,350
HubSpot, Inc. (a)	4,575	690,596
Imperva, Inc. (a)	4,273	198,481
Instructure, Inc. (a)	4,200	148,680
j2 Global, Inc.	5,869	486,247
LivePerson, Inc. (a)	7,600	197,220
LogMeIn, Inc.	6,483	577,635
Majesco (a)	600	4,530
Manhattan Associates, Inc. (a)	7,932	433,087
MicroStrategy, Inc. Class A (a)	1,221	171,697
MINDBODY, Inc. Class A (a) (b)	5,300	215,445
Mitek Systems, Inc. (a)	4,000	28,200
MobileIron, Inc. (a)	8,404	44,541
Model N, Inc. (a)	2,800	44,380
Monotype Imaging Holdings, Inc.	5,093	102,879
New Relic, Inc. (a)	5,531	521,186
Nuance Communications, Inc. (a)	34,916	604,745
Nutanix, Inc. Class A (a)	13,400	572,448
OneSpan, Inc. (a)	3,700	70,485
Park City Group, Inc. (a) (b)	1,600	16,160
Paycom Software, Inc. (a) (b)	6,249	971,157
Paylocity Holding Corp. (a)	3,574	287,064
Pegasystems, Inc.	4,861	304,299
Pluralsight, Inc. Class A (a)	3,000	96,000
Progress Software Corp.	5,600	197,624
Proofpoint, Inc. (a)	6,391	679,555
PROS Holdings, Inc. (a) (b)	4,100	143,582
PTC, Inc. (a)	14,470	1,536,569
Q2 Holdings, Inc. (a)	4,700	284,585
QAD, Inc. Class A	1,200	67,980
Qualys, Inc. (a)	4,273	380,724
Rapid7, Inc. (a)	4,800	177,216
RealPage, Inc. (a)	8,796	579,656
Rimini Street, Inc. (a) (b)	1,200	7,572
RingCentral, Inc. Class A (a)	8,285	770,919
SailPoint Technologies Holding, Inc. (a)	6,800	231,336
SecureWorks Corp. Class A (a)	1,000	14,650
SendGrid, Inc. (a)	3,600	132,444
ServiceNow, Inc. (a)	21,831	4,270,799
ShotSpotter, Inc. (a) (b)	900	55,161
Splunk, Inc. (a)	18,005	2,176,985
SPS Commerce, Inc. (a)	2,051	203,541
SS&C Technologies Holdings, Inc.	25,608	1,455,303
Tableau Software, Inc. Class A (a)	8,657	967,333
Telaria, Inc. (a)	5,400	20,466

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Telenav, Inc. (a)	3,352	$ 16,928
Tenable Holdings, Inc. (a)	1,600	62,208
TiVo Corp.	15,469	192,589
Trade Desk, Inc. Class A (a)	4,100	618,731
Tyler Technologies, Inc. (a)	4,614	1,130,707
Ultimate Software Group, Inc. (a)	3,759	1,211,112
Upland Software, Inc. (a)	2,100	67,851
Varonis Systems, Inc. (a)	3,490	255,643
Verint Systems, Inc. (a)	8,129	407,263
VirnetX Holding Corp. (a) (b)	6,000	27,900
VMware, Inc. Class A (a)	8,635	1,347,578
Workday, Inc. Class A (a)	18,047	2,634,501
Workiva, Inc. (a)	3,800	150,100
Yext, Inc. (a)	10,200	241,740
Zendesk, Inc. (a)	12,887	914,977
Zix Corp. (a)	6,700	37,185
Zscaler, Inc. (a) (b)	1,700	69,326
		47,769,497
SPECIALTY RETAIL — 1.9%
Aaron's, Inc.	8,338	454,087
Abercrombie & Fitch Co. Class A	8,896	187,883
American Eagle Outfitters, Inc.	20,366	505,688
America's Car-Mart, Inc. (a)	844	66,001
Asbury Automotive Group, Inc. (a)	2,522	173,387
Ascena Retail Group, Inc. (a)	21,063	96,258
At Home Group, Inc. (a)	5,800	182,874
AutoNation, Inc. (a)	6,569	272,942
Barnes & Noble Education, Inc. (a)	4,700	27,072
Barnes & Noble, Inc.	6,954	40,333
Bed Bath & Beyond, Inc. (b)	17,058	255,870
Big 5 Sporting Goods Corp. (b)	2,400	12,240
Boot Barn Holdings, Inc. (a)	3,700	105,117
Buckle, Inc. (b)	3,584	82,611
Burlington Stores, Inc. (a)	8,287	1,350,118
Caleres, Inc.	5,400	193,644
Camping World Holdings, Inc. Class A (b)	3,900	83,148
Carvana Co. (a) (b)	4,200	248,178
Cato Corp. Class A	2,800	58,856
Chico's FAS, Inc.	15,500	134,385
Children's Place, Inc. (b)	2,062	263,524
Citi Trends, Inc.	1,600	46,032
Conn's, Inc. (a)	2,343	82,825
Container Store Group, Inc. (a)	1,900	21,090
Dick's Sporting Goods, Inc.	9,044	320,881
DSW, Inc. Class A	8,700	294,756
Express, Inc. (a)	9,449	104,506
Five Below, Inc. (a)	6,854	891,431
Floor & Decor Holdings, Inc. Class A (a)	6,300	190,071
Francesca's Holdings Corp. (a) (b)	4,275	15,860
GameStop Corp. Class A (b)	12,365	188,814
Genesco, Inc. (a)	2,405	113,275
GNC Holdings, Inc. Class A (a) (b)	10,378	42,965
Group 1 Automotive, Inc.	2,452	159,135
Guess?, Inc.	7,500	169,500
Haverty Furniture Cos., Inc.	2,300	50,830
Hibbett Sports, Inc. (a) (b)	2,434	45,759
Security Description	Shares	Value
Hudson, Ltd. Class A (a)	4,800	$ 108,288
J. Jill, Inc. (a)	1,400	8,652
Kirkland's, Inc. (a)	1,900	19,171
Lithia Motors, Inc. Class A (b)	2,714	221,625
Lumber Liquidators Holdings, Inc. (a)	3,476	53,843
MarineMax, Inc. (a)	3,578	76,032
Michaels Cos., Inc. (a) (b)	14,185	230,223
Monro, Inc. (b)	3,998	278,261
Murphy USA, Inc. (a)	3,586	306,460
National Vision Holdings, Inc. (a)	5,800	261,812
New York & Co., Inc. (a)	3,600	13,896
Office Depot, Inc.	71,898	230,793
Party City Holdco, Inc. (a) (b)	7,600	102,980
Penske Automotive Group, Inc.	4,377	207,426
Pier 1 Imports, Inc. (b)	9,300	13,950
Rent-A-Center, Inc. (a)	5,200	74,776
RH (a) (b)	2,429	318,223
Sally Beauty Holdings, Inc. (a) (b)	15,107	277,818
Shoe Carnival, Inc.	1,400	53,900
Signet Jewelers, Ltd. (b)	7,400	487,882
Sleep Number Corp. (a)	4,276	157,271
Sonic Automotive, Inc. Class A	3,100	59,985
Sportsman's Warehouse Holdings, Inc. (a)	4,300	25,155
Tailored Brands, Inc.	6,052	152,450
Tile Shop Holdings, Inc.	4,919	35,171
Tilly's, Inc. Class A	1,600	30,320
Urban Outfitters, Inc. (a)	9,414	385,033
Williams-Sonoma, Inc. (b)	10,448	686,643
Winmark Corp.	274	45,484
Zumiez, Inc. (a)	2,200	57,970
		12,513,439
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
3D Systems Corp. (a) (b)	14,100	266,490
Avid Technology, Inc. (a)	4,100	24,313
Cray, Inc. (a)	5,066	108,919
Diebold Nixdorf, Inc. (b)	9,251	41,630
Eastman Kodak Co. (a) (b)	1,900	5,890
Electronics For Imaging, Inc. (a)	5,705	194,426
Immersion Corp. (a)	3,435	36,308
NCR Corp. (a)	14,967	425,212
Pure Storage, Inc. Class A (a)	20,800	539,760
Stratasys, Ltd. (a)	6,382	147,488
USA Technologies, Inc. (a)	7,975	57,420
		1,847,856
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Carter's, Inc.	5,577	549,892
Columbia Sportswear Co.	3,665	341,101
Crocs, Inc. (a)	8,400	178,836
Culp, Inc.	1,300	31,460
Deckers Outdoor Corp. (a)	3,688	437,323
Fossil Group, Inc. (a) (b)	5,600	130,368
G-III Apparel Group, Ltd. (a)	5,581	268,948
Lululemon Athletica, Inc. (a)	12,232	1,987,578

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Movado Group, Inc.	1,900	$ 79,610
Oxford Industries, Inc.	2,030	183,106
Perry Ellis International, Inc. (a)	1,600	43,728
Rocky Brands, Inc.	800	22,640
Skechers U.S.A., Inc. Class A (a)	16,847	470,537
Steven Madden, Ltd.	7,342	388,392
Superior Group of Cos., Inc.	1,000	19,020
Unifi, Inc. (a)	1,900	53,827
Vera Bradley, Inc. (a)	2,700	41,202
Wolverine World Wide, Inc.	11,680	456,104
		5,683,672
THRIFTS & MORTGAGE FINANCE — 1.0%
Axos Financial, Inc. (a) (b)	7,500	257,925
BankFinancial Corp.	1,700	27,098
Beneficial Bancorp, Inc.	8,300	140,270
Bridgewater Bancshares, Inc. (a)	600	7,812
BSB Bancorp, Inc. (a)	979	31,915
Capitol Federal Financial, Inc.	16,500	210,210
Columbia Financial, Inc. (a) (b)	6,100	101,870
Dime Community Bancshares, Inc.	4,200	74,970
Entegra Financial Corp. (a)	800	21,240
ESSA Bancorp, Inc.	1,000	16,260
Essent Group, Ltd. (a)	12,100	535,425
Federal Agricultural Mortgage Corp. Class C	1,145	82,646
First Defiance Financial Corp.	2,496	75,155
Flagstar Bancorp, Inc. (a)	3,700	116,439
FS Bancorp, Inc.	400	22,288
Greene County Bancorp, Inc. (b)	400	12,840
Hingham Institution for Savings	197	43,303
Home Bancorp, Inc.	900	39,132
HomeStreet, Inc. (a)	3,274	86,761
Impac Mortgage Holdings, Inc. (a) (b)	1,089	8,157
Kearny Financial Corp.	12,724	176,227
LendingTree, Inc. (a) (b)	1,021	234,932
Luther Burbank Corp.	3,200	34,816
Malvern Bancorp, Inc. (a)	800	19,160
Merchants Bancorp	2,000	50,840
Meridian Bancorp, Inc.	5,800	98,600
Meta Financial Group, Inc.	1,181	97,610
MGIC Investment Corp. (a)	44,000	585,640
New York Community Bancorp, Inc.	60,023	622,438
NMI Holdings, Inc. Class A (a)	8,100	183,465
Northfield Bancorp, Inc.	5,300	84,376
Northwest Bancshares, Inc.	12,200	211,304
OceanFirst Financial Corp.	6,207	168,955
Oconee Federal Financial Corp.	100	2,693
Ocwen Financial Corp. (a)	13,000	51,220
OP Bancorp (a) (b)	1,500	17,400
Oritani Financial Corp.	4,800	74,640
PCSB Financial Corp.	2,200	44,748
PennyMac Financial Services, Inc. Class A	2,300	48,070
PHH Corp. (a)	3,900	42,861
Ponce de Leon Federal Bank (a) (b)	1,000	15,110
Provident Bancorp, Inc. (a)	500	14,475
Provident Financial Services, Inc.	8,000	196,400
Security Description	Shares	Value
Prudential Bancorp, Inc.	900	$ 15,579
Radian Group, Inc.	27,200	562,224
Riverview Bancorp, Inc.	2,500	22,100
SI Financial Group, Inc.	1,300	18,200
Southern Missouri Bancorp, Inc.	800	29,816
Sterling Bancorp, Inc.	2,100	23,751
Territorial Bancorp, Inc.	955	28,220
TFS Financial Corp.	5,829	87,493
Timberland Bancorp, Inc.	700	21,868
TrustCo Bank Corp. NY	11,300	96,050
United Community Financial Corp.	6,000	58,020
United Financial Bancorp, Inc.	6,200	104,346
Walker & Dunlop, Inc.	3,600	190,368
Washington Federal, Inc.	10,617	339,744
Waterstone Financial, Inc.	3,100	53,165
Western New England Bancorp, Inc.	3,400	36,720
WMIH Corp. (a)	38,339	53,291
WSFS Financial Corp.	3,900	183,885
		6,912,536
TOBACCO — 0.1%
22nd Century Group, Inc. (a)	14,300	40,183
Pyxus International, Inc. (a) (b)	1,000	23,000
Turning Point Brands, Inc.	900	37,314
Universal Corp.	3,241	210,665
Vector Group, Ltd. (b)	13,122	180,819
		491,981
TRADING COMPANIES & DISTRIBUTORS — 1.1%
Air Lease Corp.	12,340	566,159
Aircastle, Ltd.	7,400	162,134
Applied Industrial Technologies, Inc.	4,815	376,774
Beacon Roofing Supply, Inc. (a)	8,749	316,626
BlueLinx Holdings, Inc. (a) (b)	1,100	34,639
BMC Stock Holdings, Inc. (a)	8,225	153,396
CAI International, Inc. (a)	2,000	45,740
DXP Enterprises, Inc. (a)	1,900	76,133
EnviroStar, Inc. (b)	400	15,580
Foundation Building Materials, Inc. (a)	1,700	21,199
GATX Corp.	4,685	405,674
General Finance Corp. (a) (b)	1,200	19,140
GMS, Inc. (a)	4,000	92,800
H&E Equipment Services, Inc.	3,900	147,342
HD Supply Holdings, Inc. (a)	22,930	981,175
Herc Holdings, Inc. (a)	3,038	155,546
Kaman Corp.	3,399	226,985
Lawson Products, Inc. (a)	800	27,120
MRC Global, Inc. (a)	10,800	202,716
MSC Industrial Direct Co., Inc. Class A	5,643	497,205
Nexeo Solutions, Inc. (a) (b)	3,900	47,775
NOW, Inc. (a) (b)	13,400	221,770
Rush Enterprises, Inc. Class A	3,900	153,309
Rush Enterprises, Inc. Class B	600	23,934
SiteOne Landscape Supply, Inc. (a) (b)	5,100	384,234
Systemax, Inc.	1,400	46,116

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Textainer Group Holdings, Ltd. (a)	3,300	$ 42,240
Titan Machinery, Inc. (a)	2,300	35,615
Triton International, Ltd.	6,700	222,909
Univar, Inc. (a)	14,001	429,271
Veritiv Corp. (a)	1,391	50,632
Watsco, Inc.	4,018	715,606
WESCO International, Inc. (a)	6,028	370,421
Willis Lease Finance Corp. (a)	400	13,804
		7,281,719
TRANSPORTATION INFRASTRUCTURE — 0.1%
Macquarie Infrastructure Corp.	9,620	443,771
WATER UTILITIES — 0.3%
American States Water Co.	4,646	284,056
Aqua America, Inc.	22,364	825,232
AquaVenture Holdings, Ltd. (a)	1,400	25,298
Artesian Resources Corp. Class A	951	34,978
Cadiz, Inc. (a) (b)	2,600	28,990
California Water Service Group	6,076	260,660
Connecticut Water Service, Inc.	1,500	104,055
Consolidated Water Co., Ltd.	1,700	23,545
Global Water Resources, Inc.	1,200	12,708
Middlesex Water Co.	2,000	96,840
Pure Cycle Corp. (a)	2,000	23,100
SJW Group	2,300	140,645
York Water Co.	1,600	48,640
		1,908,747
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Boingo Wireless, Inc. (a)	5,400	188,460
Gogo, Inc. (a) (b)	7,610	39,496
NII Holdings, Inc. (a) (b)	10,900	63,874
Shenandoah Telecommunications Co.	5,750	222,812
Spok Holdings, Inc.	2,400	36,960
Sprint Corp. (a)	83,074	543,304
Telephone & Data Systems, Inc.	12,400	377,332
T-Mobile US, Inc. (a)	38,295	2,687,543
United States Cellular Corp. (a)	1,700	76,126
		4,235,907
TOTAL COMMON STOCKS (Cost $573,546,156)		653,856,602
RIGHTS — 0.0% (e)
BIOTECHNOLOGY — 0.0% (e)
Tobira Therapeutics, Inc. (CVR) (expiring 12/31/28) (a) (d)	200	2,354
DIVERSIFIED FINANCIAL SERVICES — 0.0% (e)
NewStar Financial, Inc. (CVR) (a) (d)	2,400	623
Security Description	Shares	Value
MEDIA — 0.0% (e)
Media General, Inc. (CVR) (a) (d)	6,500	$ 650
TOTAL RIGHTS (Cost $635)		3,627
SHORT-TERM INVESTMENTS — 4.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (g) (h)	14,680,060	14,680,060
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	16,465,902	16,465,902
TOTAL SHORT-TERM INVESTMENTS (Cost $31,145,962)		31,145,962
TOTAL INVESTMENTS — 102.4% (Cost $604,692,753)		685,006,191
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(16,209,639)
NET ASSETS — 100.0%		$ 668,796,552

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2018, total aggregate fair value of securities is $9,807, representing less than 0.05% of net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2018, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2018.
(i)	Investment of cash collateral for securities loaned.

CVR	= Contingent Value Rights
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

At September 30, 2018, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini S&P MidCap 400 Index (long)	39	12/21/2018	$7,957,539	$7,898,280	$ (59,259)
E-Mini Russell 2000 Index (long)	77	12/21/2018	6,620,358	6,548,080	$ (72,278)
Total unrealized depreciation on open futures contracts purchased					$(131,537)
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 9,662,410	$ —	$ —	$ 9,662,410
Air Freight & Logistics	2,704,119	—	—	2,704,119
Airlines	2,310,858	—	—	2,310,858
Auto Components	5,572,732	—	—	5,572,732
Automobiles	5,215,821	—	—	5,215,821
Banks	44,567,518	—	—	44,567,518
Beverages	1,359,106	—	—	1,359,106
Biotechnology	32,489,915	—	—	32,489,915
Building Products	6,170,170	—	—	6,170,170
Capital Markets	12,577,725	—	—	12,577,725
Chemicals	15,401,053	6,180	—	15,407,233
Commercial Services & Supplies	8,286,423	—	—	8,286,423
Communications Equipment	8,768,194	—	—	8,768,194
Construction & Engineering	4,011,576	—	—	4,011,576
Construction Materials	871,376	—	—	871,376
Consumer Finance	5,625,807	—	—	5,625,807
Containers & Packaging	5,265,047	—	—	5,265,047
Distributors	1,052,779	—	—	1,052,779
Diversified Consumer Services	6,181,254	—	—	6,181,254
Diversified Financial Services	1,862,170	—	—	1,862,170
Diversified Telecommunication Services	2,602,399	—	—	2,602,399
Electric Utilities	4,567,188	—	—	4,567,188
Electrical Equipment	5,831,734	—	—	5,831,734
Electronic Equipment, Instruments & Components	17,677,421	—	—	17,677,421
Energy Equipment & Services	7,783,444	—	—	7,783,444
Entertainment	4,605,497	—	—	4,605,497
Equity Real Estate Investment Trusts (REITs)	49,703,240	—	—	49,703,240
Food & Staples Retailing	3,620,216	—	—	3,620,216
Food Products	9,223,449	—	—	9,223,449
Gas Utilities	5,826,289	—	—	5,826,289
Health Care Equipment & Supplies	20,781,501	—	—	20,781,501
Health Care Providers & Services	9,337,994	—	—	9,337,994
Health Care Technology	5,549,770	—	—	5,549,770
Hotels, Restaurants & Leisure	22,749,277	—	—	22,749,277
Household Durables	6,296,005	—	—	6,296,005
Household Products	1,346,387	—	—	1,346,387
Independent Power and Renewable Electricity Producers	2,122,572	—	—	2,122,572
See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Industrial Conglomerates	$ 1,085,096	$ —	$ —	$ 1,085,096
Insurance	23,794,883	—	—	23,794,883
Internet & Catalog Retail	101,055	—	—	101,055
Interactive Media & Services	5,780,599	—	—	5,780,599
Internet & Direct Marketing Retail	6,419,873	—	—	6,419,873
IT Services	29,631,331	—	—	29,631,331
Leisure Equipment & Products	2,647,560	—	—	2,647,560
Life Sciences Tools & Services	6,370,958	—	—	6,370,958
Machinery	25,549,797	—	—	25,549,797
Marine	983,722	—	—	983,722
Media	10,713,195	—	—	10,713,195
Metals & Mining	8,397,372	—	0(a)	8,397,372
Mortgage Real Estate Investment Trust (REITs)	7,591,104	—	—	7,591,104
Multi-Utilities	2,606,240	—	—	2,606,240
Multiline Retail	969,919	—	—	969,919
Oil, Gas & Consumable Fuels	22,836,874	—	—	22,836,874
Paper & Forest Products	2,044,925	—	—	2,044,925
Personal Products	2,375,663	—	—	2,375,663
Pharmaceuticals	8,415,623	—	—	8,415,623
Professional Services	9,035,003	—	—	9,035,003
Real Estate Management & Development	3,247,880	—	—	3,247,880
Road & Rail	5,532,959	—	—	5,532,959
Semiconductors & Semiconductor Equipment	19,049,226	—	—	19,049,226
Software	47,769,495	—	—	47,769,495
Specialty Retail	12,513,442	—	—	12,513,442
Technology Hardware, Storage & Peripherals	1,847,856	—	—	1,847,856
Textiles, Apparel & Luxury Goods	5,683,673	—	—	5,683,673
Thrifts & Mortgage Finance	6,912,537	—	—	6,912,537
Tobacco	491,981	—	—	491,981
Trading Companies & Distributors	7,281,720	—	—	7,281,720
Transportation Infrastructure	443,771	—	—	443,771
Water Utilities	1,908,747	—	—	1,908,747
Wireless Telecommunication Services	4,235,907	—	—	4,235,907
Rights
Biotechnology	—	2,354	—	2,354
Diversified Financial Services	—	623	—	623
Media	—	650	—	650
Short-Term Investments	31,145,962	—	—	31,145,962
TOTAL INVESTMENTS	$684,996,384	$9,807	$ 0	$685,006,191
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(131,537)	—	—	(131,537)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ (131,537)	$ —	$ —	$ (131,537)

(a)	Fund held a Level 3 security that was valued at $0 at September 30, 2018.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,226,262	$ 8,226,262	$226,451,411	$219,997,613	$—	$—	14,680,060	$14,680,060	$153,781	$—
State Street Navigator Securities Lending Government Money Market Portfolio	7,878,272	7,878,272	65,084,728	56,497,098	—	—	16,465,902	16,465,902	221,910	—
Total		$16,104,534	$291,536,139	$276,494,711	$—	$—		$31,145,962	$375,691	$—
See accompanying notes to schedules of investments.

State Street Disciplined U.S. Equity Fund Schedule of Investments
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 4.5%
Harris Corp.	117	$ 19,797
Lockheed Martin Corp.	157	54,316
Raytheon Co.	251	51,872
United Technologies Corp.	392	54,805
		180,790
BANKS — 5.0%
Bank of America Corp.	1,243	36,619
JPMorgan Chase & Co.	535	60,369
M&T Bank Corp.	130	21,390
PNC Financial Services Group, Inc.	354	48,211
US Bancorp	685	36,175
		202,764
BEVERAGES — 2.2%
Coca-Cola Co.	741	34,227
Keurig Dr. Pepper, Inc.	336	7,785
PepsiCo, Inc.	435	48,633
		90,645
CAPITAL MARKETS — 1.0%
S&P Global, Inc.	208	40,641
COMMERCIAL SERVICES & SUPPLIES — 3.9%
KAR Auction Services, Inc.	788	47,036
Republic Services, Inc.	665	48,319
Waste Management, Inc.	684	61,806
		157,161
COMMUNICATIONS EQUIPMENT — 3.0%
Cisco Systems, Inc.	1,260	61,299
Motorola Solutions, Inc.	473	61,556
		122,855
CONSUMER FINANCE — 0.6%
American Express Co.	229	24,386
DIVERSIFIED CONSUMER SERVICES — 0.5%
H&R Block, Inc.	721	18,566
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
AT&T, Inc.	587	19,711
ELECTRIC UTILITIES — 5.0%
American Electric Power Co., Inc.	597	42,316
Eversource Energy	796	48,906
Exelon Corp.	1,217	53,134
Pinnacle West Capital Corp.	524	41,490
Xcel Energy, Inc.	322	15,202
		201,048
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
TE Connectivity, Ltd.	523	45,987
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.6%
Simon Property Group, Inc. REIT	283	50,020
Spirit Realty Capital, Inc. REIT	5,821	46,917
Security Description	Shares	Value
Starwood Property Trust, Inc. REIT	2,273	$ 48,915
		145,852
FOOD & STAPLES RETAILING — 2.8%
Sysco Corp.	811	59,406
Walmart, Inc.	580	54,468
		113,874
FOOD PRODUCTS — 3.3%
Archer-Daniels-Midland Co.	989	49,717
Conagra Brands, Inc.	1,009	34,276
Kellogg Co.	691	48,384
		132,377
GAS UTILITIES — 1.1%
UGI Corp.	842	46,714
HEALTH CARE EQUIPMENT & SUPPLIES — 4.5%
Abbott Laboratories	468	34,333
Baxter International, Inc.	750	57,818
Medtronic PLC	544	53,513
ResMed, Inc.	80	9,227
STERIS PLC	231	26,426
		181,317
HEALTH CARE PROVIDERS & SERVICES — 13.3%
Aetna, Inc.	253	51,321
Anthem, Inc.	190	52,069
Centene Corp. (a)	168	24,323
Chemed Corp.	25	7,989
Cigna Corp.	269	56,019
Encompass Health Corp.	622	48,485
Express Scripts Holding Co. (a)	260	24,703
HCA Healthcare, Inc.	497	69,143
Humana, Inc.	151	51,117
Quest Diagnostics, Inc.	368	39,711
UnitedHealth Group, Inc.	220	58,529
WellCare Health Plans, Inc. (a)	178	57,047
		540,456
HOTELS, RESTAURANTS & LEISURE — 3.3%
Carnival Corp.	209	13,328
Darden Restaurants, Inc.	527	58,597
McDonald's Corp.	217	36,302
Yum! Brands, Inc.	267	24,273
		132,500
HOUSEHOLD PRODUCTS — 0.5%
Kimberly-Clark Corp.	72	8,182
Procter & Gamble Co.	152	12,651
		20,833
INDUSTRIAL CONGLOMERATES — 1.5%
Carlisle Cos., Inc.	64	7,795
Honeywell International, Inc.	314	52,250
		60,045
INSURANCE — 5.2%
Aflac, Inc.	1,076	50,647
Allstate Corp.	551	54,384

See accompanying notes to schedules of investments.

State Street Disciplined U.S. Equity Fund Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Fidelity National Financial, Inc.	857	$ 33,723
Hartford Financial Services Group, Inc.	616	30,775
Marsh & McLennan Cos., Inc.	186	15,386
Travelers Cos., Inc.	214	27,758
		212,673
IT SERVICES — 4.0%
Accenture PLC Class A	126	21,445
Amdocs, Ltd.	568	37,477
Broadridge Financial Solutions, Inc.	208	27,446
International Business Machines Corp.	297	44,909
Paychex, Inc.	451	33,216
		164,493
MACHINERY — 0.6%
Cummins, Inc.	165	24,102
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 2.8%
AGNC Investment Corp. REIT	2,588	48,214
Annaly Capital Management, Inc. REIT	4,727	48,357
MFA Financial, Inc. REIT	1,466	10,775
New Residential Investment Corp. REIT	441	7,859
		115,205
MULTI-UTILITIES — 4.8%
Ameren Corp.	787	49,754
CenterPoint Energy, Inc.	1,519	42,000
DTE Energy Co.	448	48,890
MDU Resources Group, Inc.	324	8,324
Public Service Enterprise Group, Inc.	850	44,872
		193,840
OIL, GAS & CONSUMABLE FUELS — 1.1%
Occidental Petroleum Corp.	284	23,337
Valero Energy Corp.	207	23,546
		46,883
PHARMACEUTICALS — 6.1%
Bristol-Myers Squibb Co.	472	29,302
Eli Lilly & Co.	483	51,831
Johnson & Johnson	437	60,380
Merck & Co., Inc.	749	53,134
Pfizer, Inc.	1,204	53,060
		247,707
ROAD & RAIL — 2.1%
Ryder System, Inc.	433	31,639
Union Pacific Corp.	330	53,734
		85,373
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.0%
Intel Corp.	968	45,777
Security Description	Shares	Value
Maxim Integrated Products, Inc.	354	$ 19,962
Texas Instruments, Inc.	520	55,791
		121,530
SPECIALTY RETAIL — 3.6%
Best Buy Co., Inc.	580	46,029
Home Depot, Inc.	210	43,501
TJX Cos., Inc.	490	54,890
		144,420
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.6%
Apple, Inc.	287	64,787
HP, Inc.	1,613	41,567
		106,354
TEXTILES, APPAREL & LUXURY GOODS — 2.5%
Carter's, Inc.	330	32,538
PVH Corp.	270	38,988
VF Corp.	327	30,558
		102,084
TRADING COMPANIES & DISTRIBUTORS — 0.2%
HD Supply Holdings, Inc. (a)	182	7,788
TOTAL COMMON STOCKS (Cost $3,393,781)		4,050,974
SHORT-TERM INVESTMENT — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (b) (c) (Cost $55,094)	55,094	55,094
TOTAL INVESTMENTS — 101.2% (Cost $3,448,875)		4,106,068
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(49,210)
NET ASSETS — 100.0%		$ 4,056,858

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2018.

REIT	= Real Estate Investment Trust

See accompanying notes to schedules of investments.

State Street Disciplined U.S. Equity Fund Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 180,792	$—	$—	$ 180,792
Banks	202,764	—	—	202,764
Beverages	90,645	—	—	90,645
Capital Markets	40,641	—	—	40,641
Commercial Services & Supplies	157,161	—	—	157,161
Communications Equipment	122,855	—	—	122,855
Consumer Finance	24,386	—	—	24,386
Diversified Consumer Services	18,566	—	—	18,566
Diversified Telecommunication Services	19,711	—	—	19,711
Electric Utilities	201,047	—	—	201,047
Electronic Equipment, Instruments & Components	45,987	—	—	45,987
Equity Real Estate Investment Trusts (REITs)	145,852	—	—	145,852
Food & Staples Retailing	113,874	—	—	113,874
Food Products	132,377	—	—	132,377
Gas Utilities	46,714	—	—	46,714
Health Care Equipment & Supplies	181,315	—	—	181,315
Health Care Providers & Services	540,457	—	—	540,457
Hotels, Restaurants & Leisure	132,500	—	—	132,500
Household Products	20,833	—	—	20,833
Industrial Conglomerates	60,045	—	—	60,045
Insurance	212,673	—	—	212,673
IT Services	164,493	—	—	164,493
Machinery	24,102	—	—	24,102
Mortgage Real Estate Investment Trust (REITs)	115,205	—	—	115,205
Multi-Utilities	193,840	—	—	193,840
Oil, Gas & Consumable Fuels	46,882	—	—	46,882
Pharmaceuticals	247,707	—	—	247,707
Road & Rail	85,373	—	—	85,373
Semiconductors & Semiconductor Equipment	121,530	—	—	121,530
Specialty Retail	144,421	—	—	144,421
Technology Hardware, Storage & Peripherals	106,354	—	—	106,354
Textiles, Apparel & Luxury Goods	102,084	—	—	102,084
Trading Companies & Distributors	7,788	—	—	7,788
Short-Term Investment	55,094	—	—	55,094
TOTAL INVESTMENTS	$4,106,068	$—	$—	$4,106,068
Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,567	$8,567	$234,224	$187,697	$—	$—	55,094	$55,094	$545	$—
See accompanying notes to schedules of investments.

State Street Disciplined International Equity Fund Schedule of Investments
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AUSTRALIA — 12.8%
BHP Billiton, Ltd.	745	$ 18,667
Caltex Australia, Ltd.	848	18,346
Coca-Cola Amatil, Ltd.	6,428	45,394
Dexus REIT	5,533	42,276
Macquarie Group, Ltd.	621	56,633
Mirvac Group REIT	24,763	43,181
Qantas Airways, Ltd.	10,558	45,072
Scentre Group REIT	14,390	41,335
Sonic Healthcare, Ltd.	401	7,227
South32, Ltd.	8,844	25,084
Stockland REIT	13,540	40,657
Suncorp Group, Ltd.	2,202	23,038
Wesfarmers, Ltd.	1,265	45,627
		452,537
BELGIUM — 2.5%
Ageas	845	45,451
UCB SA	482	43,332
		88,783
CHINA — 1.0%
BOC Hong Kong Holdings, Ltd.	7,500	35,655
DENMARK — 4.4%
Danske Bank A/S	1,149	30,191
H Lundbeck A/S	722	44,611
Novo Nordisk A/S Class B	954	44,934
Orsted A/S (a)	536	36,424
		156,160
FRANCE — 4.5%
CNP Assurances	742	17,892
Eutelsat Communications SA (b)	1,178	27,857
Gecina SA REIT	232	38,749
Sanofi	282	25,077
Vinci SA	514	48,967
		158,542
GERMANY — 3.0%
Allianz SE	263	58,651
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	208	46,084
		104,735
HONG KONG — 7.8%
CLP Holdings, Ltd.	4,000	46,851
Hang Seng Bank, Ltd.	2,100	57,056
HKT Trust & HKT, Ltd.	35,000	48,128
Jardine Matheson Holdings, Ltd.	400	25,100
Kerry Properties, Ltd.	5,000	16,965
Link REIT	5,500	54,157
Sun Hung Kai Properties, Ltd.	2,000	29,138
		277,395
ISRAEL — 1.0%
Bank Hapoalim BM	1,015	7,436
Security Description	Shares	Value
Bank Leumi Le-Israel BM	4,207	$ 27,756
		35,192
ITALY — 2.0%
Eni SpA	2,466	46,636
Poste Italiane SpA (a)	3,003	24,004
		70,640
JAPAN — 33.7%
AGC, Inc.	1,000	41,511
Alfresa Holdings Corp.	1,500	40,146
Asahi Kasei Corp.	3,000	45,508
Astellas Pharma, Inc.	2,800	48,859
Canon, Inc.	1,300	41,317
Central Japan Railway Co.	200	41,660
FUJIFILM Holdings Corp.	1,100	49,536
Hitachi, Ltd.	1,400	47,577
Honda Motor Co., Ltd. (b)	1,400	42,388
ITOCHU Corp.	2,200	40,287
Japan Airlines Co., Ltd.	1,100	39,551
Japan Post Holdings Co., Ltd.	4,400	52,373
JXTG Holdings, Inc.	2,550	19,269
Kyushu Railway Co.	1,400	42,646
Marubeni Corp.	6,200	56,768
Medipal Holdings Corp.	500	10,437
Mitsubishi Corp.	1,600	49,316
Mitsui & Co., Ltd.	2,500	44,471
Mitsui Chemicals, Inc.	1,600	40,019
NEC Corp.	1,600	44,231
Nippon Telegraph & Telephone Corp.	900	40,664
NTT DOCOMO, Inc.	1,900	51,103
Obayashi Corp.	2,800	26,525
Ono Pharmaceutical Co., Ltd.	1,200	33,966
Taisei Corp.	800	36,484
Taisho Pharmaceutical Holdings Co., Ltd.	300	36,686
Tokio Marine Holdings, Inc.	900	44,665
Tokyo Gas Co., Ltd.	1,600	39,336
Toyota Motor Corp.	700	43,725
		1,191,024
NETHERLANDS — 4.2%
Aegon NV	6,425	41,701
Koninklijke Ahold Delhaize NV	1,867	42,828
NN Group NV	1,114	49,725
Wolters Kluwer NV	207	12,907
		147,161
NORWAY — 3.8%
DNB ASA	2,111	44,394
Equinor ASA	1,726	48,643
Telenor ASA	2,184	42,670
		135,707
SINGAPORE — 1.7%
StarHub, Ltd.	21,700	29,699
United Overseas Bank, Ltd.	1,526	30,244
		59,943

See accompanying notes to schedules of investments.

State Street Disciplined International Equity Fund Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
SPAIN — 2.8%
ACS Actividades de Construccion y Servicios SA	887	$ 37,790
Enagas SA	803	21,685
Endesa SA	1,796	38,821
		98,296
SWEDEN — 1.6%
Swedish Match AB	1,106	56,586
SWITZERLAND — 8.9%
ABB, Ltd.	456	10,826
Baloise Holding AG	300	45,977
Nestle SA	519	43,473
Novartis AG	564	48,732
Roche Holding AG	188	45,759
Swiss Re AG	438	40,625
Swisscom AG	94	42,862
Zurich Insurance Group AG	119	37,790
		316,044
UNITED KINGDOM — 4.0%
Centrica PLC	5,584	11,280
Direct Line Insurance Group PLC	7,160	30,242
International Consolidated Airlines Group SA	3,820	32,842
Lloyds Banking Group PLC	40,362	31,196
Smith & Nephew PLC	1,877	34,256
		139,816
TOTAL COMMON STOCKS (Cost $3,314,905)		3,524,216

SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d)	37,824	37,824
Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	38,220	$ 38,220
TOTAL SHORT-TERM INVESTMENTS (Cost $76,044)		76,044
TOTAL INVESTMENTS — 101.8% (Cost $3,390,949)		3,600,260
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(63,700)
NET ASSETS — 100.0%		$ 3,536,560

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.7% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.
(e)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$ 452,537	$—	$—	$ 452,537
Belgium	88,783	—	—	88,783
China	35,655	—	—	35,655
Denmark	156,160	—	—	156,160
France	158,542	—	—	158,542
Germany	104,735	—	—	104,735
Hong Kong	277,395	—	—	277,395
Israel	35,192	—	—	35,192
Italy	70,640	—	—	70,640
Japan	1,191,024	—	—	1,191,024
Netherlands	147,161	—	—	147,161
Norway	135,707	—	—	135,707
See accompanying notes to schedules of investments.

State Street Disciplined International Equity Fund Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Singapore	$ 59,943	$—	$—	$ 59,943
Spain	98,296	—	—	98,296
Sweden	56,586	—	—	56,586
Switzerland	316,044	—	—	316,044
United Kingdom	139,816	—	—	139,816
Short-Term Investments	76,044	—	—	76,044
TOTAL INVESTMENTS	$3,600,260	$—	$—	$3,600,260
Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,213	$7,213	$ 201,020	$ 170,409	$—	$—	37,824	$37,824	$ 293	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	939,753	901,533	—	—	38,220	38,220	841	—
Total		$7,213	$1,140,773	$1,071,942	$—	$—		$76,044	$1,134	$—
See accompanying notes to schedules of investments.

State Street Disciplined Global Equity Portfolio
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State Street Emerging Markets Equity Index Fund Schedule of Investments
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 95.4%
BRAZIL — 5.9%
Ambev SA	538,185	$ 2,471,564
Atacadao Distribuicao Comercio e Industria Ltda	45,000	166,882
B3 SA - Brasil Bolsa Balcao	235,192	1,378,095
Banco Bradesco SA Preference Shares	383,347	2,752,077
Banco Bradesco SA	115,324	743,597
Banco do Brasil SA	98,398	725,625
Banco Santander Brasil SA	47,300	422,953
BB Seguridade Participacoes SA	80,237	484,209
BR Malls Participacoes SA (a)	93,003	224,034
Braskem SA Class A, Preference Shares	19,200	280,965
BRF SA (a)	60,723	334,060
CCR SA	137,569	291,428
Centrais Eletricas Brasileiras SA (a)	24,000	93,210
Centrais Eletricas Brasileiras SA Class B, Preference Shares (a)	25,600	119,361
Cia Brasileira de Distribuicao Preference Shares	17,700	387,857
Cia de Saneamento Basico do Estado de Sao Paulo	39,000	230,374
Cia Energetica de Minas Gerais Preference Shares	99,526	178,439
Cia Siderurgica Nacional SA (a)	68,800	160,907
Cielo SA	136,656	419,185
Cosan SA	17,700	143,646
EDP - Energias do Brasil SA	33,550	107,449
Embraer SA	76,617	380,442
Engie Brasil Energia SA	17,870	158,763
Equatorial Energia SA	18,700	269,059
Fibria Celulose SA	28,335	535,829
Gerdau SA Preference Shares	118,200	508,785
Hypera SA	40,100	286,375
IRB Brasil Resseguros S/A	13,500	224,631
Itau Unibanco Holding SA Preference Shares	368,441	4,071,390
Itausa - Investimentos Itau SA Preference Shares	504,963	1,277,091
Itausa - Investimentos Itau SA	253	665
JBS SA	113,300	266,118
Klabin SA	80,907	402,960
Kroton Educacional SA	159,421	455,084
Localiza Rent a Car SA	56,085	319,499
Lojas Americanas SA Preference Shares	84,073	334,098
Lojas Renner SA	82,092	637,241
M Dias Branco SA	11,300	111,457
Magazine Luiza SA	8,800	269,913
Multiplan Empreendimentos Imobiliarios SA	31,254	146,427
Natura Cosmeticos SA	22,400	159,185
Odontoprev SA	29,500	94,626
Petrobras Distribuidora SA	38,700	188,967
Security Description	Shares	Value
Petroleo Brasileiro SA Preference Shares	447,498	$ 2,363,244
Petroleo Brasileiro SA	339,814	2,061,748
Porto Seguro SA	12,500	185,581
Raia Drogasil SA	26,500	480,624
Rumo SA (a)	126,122	473,090
Sul America SA	23,033	149,956
Suzano Papel e Celulose SA	50,700	610,398
Telefonica Brasil SA Preference Shares	51,255	503,110
TIM Participacoes SA	94,700	278,156
Ultrapar Participacoes SA	40,582	379,343
Vale SA	361,584	5,416,222
WEG SA	97,330	481,343
		36,597,337
CHILE — 1.1%
Aguas Andinas SA Class A	287,699	158,797
Banco de Chile	2,848,039	432,517
Banco de Credito e Inversiones SA	4,930	332,528
Banco Santander Chile	7,488,603	597,522
Cencosud SA	161,790	383,577
Cia Cervecerias Unidas SA	16,265	226,092
Colbun SA	865,407	186,307
Embotelladora Andina SA Class B, Preference Shares	33,443	129,812
Empresa Nacional de Telecomunicaciones SA	16,785	142,301
Empresas CMPC SA	143,182	576,288
Empresas COPEC SA	44,631	687,599
Enel Americas SA	3,267,117	501,856
Enel Chile SA	3,167,582	318,103
Itau CorpBanca	16,977,943	174,361
Latam Airlines Group SA	33,769	320,278
SACI Falabella	83,345	676,515
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	13,659	625,340
		6,469,793
CHINA — 28.1%
3SBio, Inc. (b)(c)	142,300	239,322
51job, Inc. ADR (a)	2,900	223,271
58.com, Inc. ADR (a)	10,600	780,160
AAC Technologies Holdings, Inc.	84,000	872,752
Agile Group Holdings, Ltd.	174,000	245,938
Agricultural Bank of China, Ltd. Class H	3,334,500	1,636,376
Air China, Ltd. Class H	206,000	199,026
Alibaba Group Holding, Ltd. ADR (a)	131,782	21,712,402
Alibaba Health Information Technology, Ltd. (a)(c)	400,500	392,572
Aluminum Corp. of China, Ltd. Class H (a)	456,000	202,799
Angang Steel Co., Ltd. Class H	128,000	114,506
Anhui Conch Cement Co., Ltd. Class H	141,000	851,417

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
ANTA Sports Products, Ltd.	123,000	$ 590,250
Autohome, Inc. ADR (c)	6,700	518,647
AviChina Industry & Technology Co., Ltd. Class H	245,000	161,561
BAIC Motor Corp., Ltd. Class H (b)	195,500	156,652
Baidu, Inc. ADR (a)	31,500	7,203,420
Bank of China, Ltd. Class H	9,060,000	4,029,291
Bank of Communications Co., Ltd. Class H	1,002,000	751,670
Baozun, Inc. ADR (a)(c)	4,000	194,320
BBMG Corp. Class H (c)	275,000	94,187
Beijing Capital International Airport Co., Ltd. Class H	196,000	238,209
Beijing Enterprises Holdings, Ltd.	58,000	325,397
Beijing Enterprises Water Group, Ltd. (a)	646,000	344,263
Brilliance China Automotive Holdings, Ltd.	344,000	556,562
BYD Co., Ltd. Class H (c)	73,500	527,892
BYD Electronic International Co., Ltd. (c)	76,500	112,625
CAR, Inc. (a)(c)	89,000	70,405
CGN Power Co., Ltd. Class H (b)	1,220,700	290,164
China Agri-Industries Holdings, Ltd.	247,000	95,329
China Cinda Asset Management Co., Ltd. Class H	1,016,481	257,209
China CITIC Bank Corp., Ltd. Class H	1,022,000	654,350
China Coal Energy Co., Ltd. Class H	245,000	103,324
China Communications Construction Co., Ltd. Class H	508,000	519,368
China Communications Services Corp., Ltd. Class H	272,000	250,626
China Conch Venture Holdings, Ltd.	186,000	648,928
China Construction Bank Corp. Class H	10,963,500	9,583,552
China Eastern Airlines Corp., Ltd. Class H (c)	164,000	105,213
China Everbright Bank Co., Ltd. Class H	301,000	133,480
China Everbright International, Ltd.	378,222	326,749
China Everbright, Ltd.	104,000	186,338
China Evergrande Group (c)	301,000	844,349
China Galaxy Securities Co., Ltd. Class H	388,500	181,220
China Huarong Asset Management Co., Ltd. Class H (b)	1,117,500	205,651
China Huishan Dairy Holdings Co., Ltd. (a)(c)(d)	406,100	—
China International Capital Corp., Ltd. Class H (b)(c)	114,800	212,144
China International Marine Containers Group Co., Ltd. Class H	42,600	45,187
Security Description	Shares	Value
China Jinmao Holdings Group, Ltd.	600,000	$ 272,975
China Life Insurance Co., Ltd. Class H	849,000	1,929,126
China Literature, Ltd. (a)(b)(c)	20,000	125,752
China Longyuan Power Group Corp., Ltd. Class H	364,000	306,090
China Medical System Holdings, Ltd.	152,000	211,346
China Mengniu Dairy Co., Ltd.	311,000	1,035,355
China Merchants Bank Co., Ltd. Class A	4,300	19,194
China Merchants Bank Co., Ltd. Class H	445,500	1,810,490
China Merchants Port Holdings Co., Ltd.	148,360	284,021
China Minsheng Banking Corp., Ltd. Class H (c)	715,200	531,037
China Mobile, Ltd.	700,500	6,906,615
China Molybdenum Co., Ltd. Class H	417,000	174,796
China National Building Material Co., Ltd. Class H	444,000	394,356
China Oilfield Services, Ltd. Class H	206,000	223,510
China Overseas Land & Investment, Ltd.	438,000	1,371,391
China Pacific Insurance Group Co., Ltd. Class H	301,200	1,162,474
China Petroleum & Chemical Corp. Class H	2,910,000	2,915,616
China Power International Development, Ltd.	523,000	116,298
China Railway Construction Corp., Ltd. Class H	220,000	296,898
China Railway Group, Ltd. Class H	435,000	431,392
China Railway Signal & Communication Corp., Ltd. Class H (b)	174,000	123,191
China Reinsurance Group Corp. Class H	669,000	132,519
China Resources Beer Holdings Co., Ltd.	167,333	672,548
China Resources Gas Group, Ltd.	102,000	415,175
China Resources Land, Ltd.	314,000	1,099,516
China Resources Pharmaceutical Group, Ltd. (b)	174,000	276,180
China Resources Power Holdings Co., Ltd.	220,000	389,117
China Shenhua Energy Co., Ltd. Class H	385,000	879,730
China Southern Airlines Co., Ltd. Class H	206,000	131,894
China Taiping Insurance Holdings Co., Ltd.	183,600	644,075
China Telecom Corp., Ltd. Class H	1,572,000	781,490

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
China Tower Corp., Ltd. Class H (a)(b)	3,950,000	$ 580,519
China Travel International Investment Hong Kong, Ltd.	258,000	83,089
China Unicom Hong Kong, Ltd.	692,000	815,377
China Vanke Co., Ltd. Class H	140,100	463,723
China Zhongwang Holdings, Ltd. (c)	192,800	94,368
Chong Sing Holdings FinTech Group (a)(c)	1,872,000	100,479
Chongqing Changan Automobile Co., Ltd. Class B	85,800	69,299
Chongqing Rural Commercial Bank Co., Ltd. Class H	277,000	151,511
CIFI Holdings Group Co., Ltd.	400,000	184,028
CITIC Securities Co., Ltd. Class H	259,500	461,634
CITIC, Ltd.	658,000	980,496
CNOOC, Ltd.	2,037,000	4,035,004
COSCO SHIPPING Development Co., Ltd. Class H (a)	372,000	50,393
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	146,000	72,581
COSCO SHIPPING Holdings Co., Ltd. Class H (a)(c)	304,750	126,575
COSCO SHIPPING Ports, Ltd.	184,719	203,253
Country Garden Holdings Co., Ltd.	869,500	1,096,751
Country Garden Services Holdings Co., Ltd. (a)	110,000	186,967
CRRC Corp., Ltd. Class H	477,000	435,859
CSPC Pharmaceutical Group, Ltd.	530,000	1,125,714
Ctrip.com International, Ltd. ADR (a)	46,667	1,734,612
Dali Foods Group Co., Ltd. (b)	227,300	163,542
Datang International Power Generation Co., Ltd. Class H	360,000	91,094
Dongfeng Motor Group Co., Ltd. Class H	310,000	319,314
ENN Energy Holdings, Ltd.	86,900	755,179
Fang Holdings, Ltd. ADR (a)	21,300	55,167
Far East Horizon, Ltd.	241,000	229,453
Fosun International, Ltd.	292,500	515,853
Future Land Development Holdings, Ltd.	218,000	141,249
Fuyao Glass Industry Group Co., Ltd. Class H (b)	57,256	208,173
GDS Holdings, Ltd. ADR (a)(c)	6,500	228,345
Geely Automobile Holdings, Ltd.	564,000	1,124,411
Genscript Biotech Corp. (a)	86,000	145,295
GF Securities Co., Ltd. Class H	160,200	205,550
GOME Retail Holdings, Ltd. (a)(c)	1,257,000	128,513
Great Wall Motor Co., Ltd. Class H (c)	344,500	219,690
Greentown China Holdings, Ltd.	102,000	95,288
Greentown Service Group Co., Ltd.	108,000	86,677
Security Description	Shares	Value
Guangdong Investment, Ltd.	336,000	$ 596,864
Guangzhou Automobile Group Co., Ltd. Class H	338,800	375,391
Guangzhou R&F Properties Co., Ltd. Class H	107,200	197,004
Guotai Junan Securities Co., Ltd. Class H (b)(c)	70,200	144,439
Haitian International Holdings, Ltd.	72,000	160,288
Haitong Securities Co., Ltd. Class H	372,400	338,853
Hengan International Group Co., Ltd.	82,000	756,610
HengTen Networks Group, Ltd. (a)	2,664,000	100,433
Hua Hong Semiconductor, Ltd. (b)	46,000	99,114
Huadian Power International Corp., Ltd. Class H	194,000	75,866
Huaneng Power International, Inc. Class H	484,000	318,547
Huaneng Renewables Corp., Ltd. Class H	532,000	158,412
Huatai Securities Co., Ltd. Class H (a)(b)	188,100	269,714
Huazhu Group, Ltd. ADR	15,000	484,500
Industrial & Commercial Bank of China, Ltd. Class H	7,917,000	5,787,325
Inner Mongolia Yitai Coal Co., Ltd. Class B	117,600	141,120
JD.com, Inc. ADR (a)	82,467	2,151,564
Jiangsu Expressway Co., Ltd. Class H	134,000	171,933
Jiangxi Copper Co., Ltd. Class H	141,000	164,517
Kaisa Group Holdings, Ltd. (a)	250,000	80,193
Kingdee International Software Group Co., Ltd. (c)	262,000	285,274
Kingsoft Corp., Ltd.	91,000	173,513
Kunlun Energy Co., Ltd.	368,000	428,437
Kweichow Moutai Co., Ltd. Class A	200	21,235
KWG Group Holdings, Ltd.	155,250	142,058
Legend Holdings Corp. Class H (b)	44,800	137,408
Lenovo Group, Ltd.	818,000	597,958
Logan Property Holdings Co., Ltd.	166,000	187,535
Longfor Group Holdings, Ltd. (a)	168,500	434,983
Luye Pharma Group, Ltd. (b)(c)	143,500	128,739
Meitu, Inc. (a)(b)	201,000	140,766
Metallurgical Corp. of China, Ltd. Class H	338,000	95,030
MMG, Ltd. (a)	294,000	152,168
Momo, Inc. ADR (a)	16,400	718,320
NetEase, Inc. ADR	8,973	2,048,087
New China Life Insurance Co., Ltd. Class H	94,300	452,525
New Oriental Education & Technology Group, Inc. ADR (a)	16,300	1,206,363
Nexteer Automotive Group, Ltd.	99,000	156,884

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Noah Holdings, Ltd. ADR (a)(c)	3,200	$ 134,848
People's Insurance Co. Group of China, Ltd. Class H	828,000	372,472
PetroChina Co., Ltd. Class H	2,408,000	1,951,043
PICC Property & Casualty Co., Ltd. Class H	781,000	922,241
Ping An Insurance Group Co. of China, Ltd. Class A	2,200	21,919
Ping An Insurance Group Co. of China, Ltd. Class H (c)	594,500	6,040,045
Postal Savings Bank of China Co., Ltd. Class H (b)	308,000	194,052
Semiconductor Manufacturing International Corp. (a)(c)	337,800	364,354
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	236,000	233,138
Shanghai Electric Group Co., Ltd. Class H (c)	318,000	113,384
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	61,000	240,495
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	105,660	144,754
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	100,700	251,721
Shenzhen Investment, Ltd.	376,000	120,129
Shenzhou International Group Holdings, Ltd.	85,000	1,090,621
Shui On Land, Ltd.	425,800	99,037
Sihuan Pharmaceutical Holdings Group, Ltd.	423,000	86,493
SINA Corp. (a)	7,400	514,152
Sino-Ocean Group Holding, Ltd.	336,500	148,363
Sinopec Engineering Group Co., Ltd. Class H	163,500	186,800
Sinopec Shanghai Petrochemical Co., Ltd. Class H	380,000	232,131
Sinopharm Group Co., Ltd. Class H	136,400	667,628
Sinotrans, Ltd. Class H	239,500	97,638
Sinotruk Hong Kong, Ltd. (c)	88,500	192,723
SOHO China, Ltd.	241,000	93,629
Sunac China Holdings, Ltd. (c)	273,700	842,972
Sunny Optical Technology Group Co., Ltd.	80,700	931,285
TAL Education Group ADR (a)	40,200	1,033,542
Tencent Holdings, Ltd.	649,900	26,843,497
Tingyi Cayman Islands Holding Corp.	220,000	404,299
Tong Ren Tang Technologies Co., Ltd. Class H	67,500	98,857
Towngas China Co., Ltd. (a)	113,815	99,635
TravelSky Technology, Ltd. Class H	107,000	278,272
Tsingtao Brewery Co., Ltd. Class H	40,000	188,117
Uni-President China Holdings, Ltd.	143,000	152,596
Vipshop Holdings, Ltd. ADR (a)	48,188	300,693
Security Description	Shares	Value
Want Want China Holdings, Ltd.	559,000	$ 470,780
Weibo Corp. ADR (a)(c)	6,260	457,794
Weichai Power Co., Ltd. Class H	224,000	277,678
Wuxi Biologics Cayman, Inc. (a)(b)	56,000	566,448
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	62,800	67,496
Xinyi Solar Holdings, Ltd. (c)	318,000	97,941
Yanzhou Coal Mining Co., Ltd. Class H	210,000	243,415
Yum China Holdings, Inc.	41,900	1,471,109
Yuzhou Properties Co., Ltd.	170,500	69,290
YY, Inc. ADR (a)	5,500	412,060
Zhaojin Mining Industry Co., Ltd. Class H	125,500	97,194
Zhejiang Expressway Co., Ltd. Class H	162,000	134,777
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)(c)	19,400	79,213
Zhongsheng Group Holdings, Ltd.	69,500	169,289
Zhuzhou CRRC Times Electric Co., Ltd. Class H	62,500	357,033
Zijin Mining Group Co., Ltd. Class H	662,000	254,651
ZTE Corp. Class H (a)	87,800	160,903
		172,972,881
COLOMBIA — 0.5%
Bancolombia SA	26,334	282,905
Bancolombia SA Preference Shares	51,388	541,675
Cementos Argos SA	50,813	131,764
Ecopetrol SA	564,545	766,190
Grupo Argos SA	31,797	174,545
Grupo Aval Acciones y Valores SA Preference Shares	454,374	178,267
Grupo de Inversiones Suramericana SA Preference Shares	13,200	151,142
Grupo de Inversiones Suramericana SA	26,861	314,438
Interconexion Electrica SA ESP	51,163	230,539
		2,771,465
CZECH REPUBLIC — 0.2%
CEZ A/S	18,250	466,594
Komercni banka A/S	8,685	356,450
Moneta Money Bank A/S (b)	53,364	196,418
O2 Czech Republic A/S	7,316	85,366
		1,104,828
EGYPT — 0.1%
Commercial International Bank Egypt SAE	118,799	556,870
Eastern Tobacco	98,885	103,189
ElSewedy Electric Co.	77,100	77,014
		737,073
GREECE — 0.3%
Alpha Bank AE (a)	158,159	227,606

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Eurobank Ergasias SA (a)	201,024	$ 151,535
FF Group (a)(e)	3,869	10,785
Hellenic Telecommunications Organization SA	27,431	336,772
JUMBO SA	12,620	187,624
Motor Oil Hellas Corinth Refineries SA	6,714	175,462
National Bank of Greece SA (a)	61,372	124,746
OPAP SA	25,623	269,040
Piraeus Bank SA (a)	30,958	67,601
Titan Cement Co. SA	5,183	128,528
		1,679,699
HONG KONG — 0.9%
Alibaba Pictures Group, Ltd. (a)(c)	1,555,900	212,758
China First Capital Group, Ltd. (a)	382,000	205,038
China Gas Holdings, Ltd.	197,400	558,782
China Resources Cement Holdings, Ltd.	279,000	324,821
China State Construction International Holdings, Ltd.	224,000	236,742
China Traditional Chinese Medicine Holdings Co., Ltd.	250,000	169,970
Fullshare Holdings, Ltd. (a)(c)	788,600	378,936
GCL-Poly Energy Holdings, Ltd. (a)(c)	1,456,000	102,340
Haier Electronics Group Co., Ltd. (a)	145,000	393,775
Jiayuan International Group, Ltd. (c)	110,358	188,986
Kingboard Holdings, Ltd.	78,500	256,320
Kingboard Laminates Holdings, Ltd.	133,800	118,669
Lee & Man Paper Manufacturing, Ltd.	179,000	166,077
Nine Dragons Paper Holdings, Ltd.	189,000	204,340
Shanghai Industrial Holdings, Ltd.	57,000	126,312
Shenzhen International Holdings, Ltd.	101,550	209,721
Shimao Property Holdings, Ltd.	136,000	339,266
Sino Biopharmaceutical, Ltd.	788,000	735,140
Skyworth Digital Holdings, Ltd.	184,000	51,967
SSY Group, Ltd.	184,000	177,771
Sun Art Retail Group, Ltd.	273,000	355,166
Yuexiu Property Co., Ltd.	799,000	142,954
		5,655,851
HUNGARY — 0.3%
MOL Hungarian Oil & Gas PLC	42,306	455,766
OTP Bank Nyrt	25,343	939,197
Richter Gedeon Nyrt	15,673	293,230
		1,688,193
INDIA — 8.2%
Adani Ports & Special Economic Zone, Ltd.	60,776	275,793
Ambuja Cements, Ltd.	68,834	212,798
Ashok Leyland, Ltd.	132,256	217,203
Security Description	Shares	Value
Asian Paints, Ltd.	32,960	$ 585,632
Aurobindo Pharma, Ltd.	30,208	309,623
Avenue Supermarts, Ltd. (a)(b)	14,631	281,761
Axis Bank, Ltd. (a)	205,187	1,744,755
Bajaj Auto, Ltd.	9,521	353,311
Bajaj Finance, Ltd.	19,655	590,694
Bajaj Finserv, Ltd.	4,357	362,312
Bharat Forge, Ltd.	23,132	192,038
Bharat Heavy Electricals, Ltd.	103,396	97,776
Bharat Petroleum Corp., Ltd.	87,112	450,581
Bharti Airtel, Ltd.	160,039	750,631
Bharti Infratel, Ltd.	40,967	148,180
Bosch, Ltd.	845	231,211
Britannia Industries, Ltd.	3,249	262,239
Cadila Healthcare, Ltd.	24,031	128,294
Cipla, Ltd.	38,783	347,758
Coal India, Ltd.	76,930	283,460
Container Corp. Of India, Ltd.	20,206	175,607
Dabur India, Ltd.	59,004	349,108
Dr Reddy's Laboratories, Ltd. ADR	1,119	38,717
Dr Reddy's Laboratories, Ltd.	12,006	419,026
Eicher Motors, Ltd.	1,516	507,125
GAIL India, Ltd.	75,190	394,154
GAIL India, Ltd. GDR	2,556	81,025
Glenmark Pharmaceuticals, Ltd.	16,028	139,297
Godrej Consumer Products, Ltd.	41,039	438,182
Grasim Industries, Ltd.	37,344	522,914
Havells India, Ltd.	28,838	235,788
HCL Technologies, Ltd.	63,003	943,828
Hero MotoCorp, Ltd.	5,759	231,444
Hindalco Industries, Ltd.	132,007	415,925
Hindustan Petroleum Corp., Ltd.	67,205	233,071
Hindustan Unilever, Ltd.	74,138	1,642,204
Housing Development Finance Corp., Ltd.	181,979	4,393,203
ICICI Bank, Ltd. ADR	2,650	22,499
ICICI Bank, Ltd.	266,523	1,125,066
Indiabulls Housing Finance, Ltd.	31,046	366,179
Indian Oil Corp., Ltd.	169,425	359,932
Infosys, Ltd. ADR (c)	1,518	15,438
Infosys, Ltd.	397,038	4,007,625
InterGlobe Aviation, Ltd. (b)	11,358	129,107
ITC, Ltd.	390,150	1,608,447
JSW Steel, Ltd.	95,802	502,204
Larsen & Toubro, Ltd. GDR	4,523	78,429
Larsen & Toubro, Ltd.	49,367	868,502
LIC Housing Finance, Ltd.	34,422	197,847
Lupin, Ltd.	25,353	315,994
Mahindra & Mahindra Financial Services, Ltd.	35,013	193,830
Mahindra & Mahindra, Ltd. GDR	8,990	105,183
Mahindra & Mahindra, Ltd.	76,257	909,424
Marico, Ltd.	51,996	237,421
Maruti Suzuki India, Ltd.	12,076	1,219,511
Motherson Sumi Systems, Ltd.	72,783	257,838
Nestle India, Ltd.	2,636	352,002
NTPC, Ltd.	226,781	525,422

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Oil & Natural Gas Corp., Ltd.	157,809	$ 388,917
Page Industries, Ltd.	629	290,681
Petronet LNG, Ltd.	69,333	214,532
Pidilite Industries, Ltd.	14,662	210,970
Piramal Enterprises, Ltd.	9,278	294,249
Power Grid Corp. of India, Ltd.	175,999	457,175
Reliance Industries, Ltd. GDR (b)	2,127	73,062
Reliance Industries, Ltd.	320,829	5,551,550
Rural Electrification Corp., Ltd.	75,115	102,067
Shree Cement, Ltd.	965	226,173
Shriram Transport Finance Co., Ltd.	16,746	266,148
Siemens, Ltd.	8,143	105,677
State Bank of India (a)	177,167	648,887
State Bank of India GDR (a)	2,503	92,486
Sun Pharmaceutical Industries, Ltd.	96,034	825,675
Tata Consultancy Services, Ltd.	104,815	3,160,789
Tata Motors, Ltd. ADR (a)(c)	541	8,310
Tata Motors, Ltd. (a)	179,162	553,625
Tata Power Co., Ltd.	123,190	111,906
Tata Steel, Ltd.	28,751	229,960
Tata Steel, Ltd. GDR	10,534	83,429
Tech Mahindra, Ltd.	53,432	550,610
Titan Co., Ltd.	35,679	395,772
UltraTech Cement, Ltd.	11,007	617,844
United Spirits, Ltd. (a)	33,235	235,726
UPL, Ltd.	40,956	375,520
Vedanta, Ltd.	144,350	462,681
Vedanta, Ltd. ADR	366	4,685
Vodafone Idea, Ltd. (a)	221,163	118,529
Wipro, Ltd. ADR (c)	18,541	96,599
Wipro, Ltd.	107,510	478,893
Yes Bank, Ltd.	193,072	490,337
Zee Entertainment Enterprises, Ltd.	55,554	337,279
		50,445,311
INDONESIA — 1.9%
Adaro Energy Tbk PT	1,664,500	204,970
Astra International Tbk PT	2,312,900	1,140,812
Bank Central Asia Tbk PT	1,125,800	1,824,519
Bank Danamon Indonesia Tbk PT	334,800	161,766
Bank Mandiri Persero Tbk PT	2,112,000	953,139
Bank Negara Indonesia Persero Tbk PT	834,900	414,607
Bank Rakyat Indonesia Persero Tbk PT	6,340,200	1,340,243
Bank Tabungan Negara Persero Tbk PT	468,600	82,704
Bumi Serpong Damai Tbk PT (a)	811,500	62,899
Charoen Pokphand Indonesia Tbk PT	830,600	282,877
Gudang Garam Tbk PT	55,200	274,305
Hanjaya Mandala Sampoerna Tbk PT	1,067,500	275,803
Indah Kiat Pulp & Paper Corp. Tbk PT	312,500	363,848
Security Description	Shares	Value
Indocement Tunggal Prakarsa Tbk PT	212,100	$ 263,319
Indofood CBP Sukses Makmur Tbk PT	271,800	160,966
Indofood Sukses Makmur Tbk PT	507,600	200,976
Jasa Marga Persero Tbk PT	247,489	74,239
Kalbe Farma Tbk PT	2,437,100	225,695
Matahari Department Store Tbk PT	281,000	130,586
Pakuwon Jati Tbk PT	2,464,100	85,160
Perusahaan Gas Negara Persero Tbk	1,242,400	187,592
Semen Indonesia Persero Tbk PT	342,800	228,319
Surya Citra Media Tbk PT	683,500	86,002
Telekomunikasi Indonesia Persero Tbk PT	5,756,100	1,406,047
Tower Bersama Infrastructure Tbk PT	224,500	84,744
Unilever Indonesia Tbk PT	174,900	551,936
United Tractors Tbk PT	192,700	426,742
Waskita Karya Persero Tbk PT	568,400	64,844
		11,559,659
LUXEMBOURG — 0.1%
Reinet Investments SCA	17,237	320,482
MALAYSIA — 2.3%
AirAsia Group Bhd	175,900	134,311
Alliance Bank Malaysia Bhd	115,600	116,759
AMMB Holdings Bhd	191,900	191,506
Astro Malaysia Holdings Bhd	175,300	62,267
Axiata Group Bhd	310,393	342,006
British American Tobacco Malaysia Bhd	16,200	124,167
CIMB Group Holdings Bhd	530,376	770,221
Dialog Group Bhd	419,000	353,343
DiGi.Com Bhd	354,100	412,411
FGV Holdings Bhd	200,100	74,944
Fraser & Neave Holdings Bhd	15,100	137,628
Gamuda Bhd	225,300	182,918
Genting Bhd	237,800	448,766
Genting Malaysia Bhd	340,800	410,920
Genting Plantations Bhd	28,800	66,041
HAP Seng Consolidated Bhd	69,300	165,777
Hartalega Holdings Bhd	149,700	239,462
Hong Leong Bank Bhd	74,300	369,480
Hong Leong Financial Group Bhd	26,800	124,983
IHH Healthcare Bhd	282,700	355,894
IJM Corp. Bhd	337,500	146,792
IOI Corp. Bhd	217,200	238,272
IOI Properties Group Bhd	196,525	79,303
Kuala Lumpur Kepong Bhd	49,000	295,527
Malayan Banking Bhd	437,716	1,035,457
Malaysia Airports Holdings Bhd	105,200	226,237
Maxis Bhd	267,700	377,762
MISC Bhd	129,400	189,480
My EG Services Bhd	232,800	98,441
Nestle Malaysia Bhd	6,800	240,551
Petronas Chemicals Group Bhd	272,300	615,858

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Petronas Dagangan Bhd	23,200	$ 147,211
Petronas Gas Bhd	77,900	355,759
PPB Group Bhd	64,320	260,793
Press Metal Aluminium Holdings Bhd	148,700	174,624
Public Bank Bhd	332,300	2,007,370
RHB Capital Bhd	116,810	152,416
Sime Darby Bhd	262,969	165,845
Sime Darby Plantation Bhd	273,569	350,348
Sime Darby Property Bhd	365,569	104,234
SP Setia Bhd Group	171,547	111,919
Telekom Malaysia Bhd	127,600	99,280
Tenaga Nasional Bhd	356,700	1,332,507
Top Glove Corp. Bhd	81,400	209,671
UMW Holdings Bhd	50,300	61,014
Westports Holdings Bhd	109,900	100,911
YTL Corp. Bhd	386,796	116,829
		14,378,215
MEXICO — 3.0%
Alfa SAB de CV Class A	348,040	447,817
Alsea SAB de CV	55,600	188,988
America Movil SAB de CV Series L	3,841,421	3,091,749
Arca Continental SAB de CV	50,700	327,475
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B	206,216	322,680
Cemex SAB de CV Series CPO (a)	1,664,117	1,172,048
Coca-Cola Femsa SAB de CV Series L	60,300	369,006
El Puerto de Liverpool SAB de CV Series C1	21,000	157,911
Fibra Uno Administracion SA de CV REIT	386,258	511,244
Fomento Economico Mexicano SAB de CV	221,980	2,197,809
Gruma SAB de CV Class B	24,685	314,067
Grupo Aeroportuario del Pacifico SAB de CV Class B	41,000	448,913
Grupo Aeroportuario del Sureste SAB de CV Class B	23,825	487,222
Grupo Bimbo SAB de CV Class A (c)	189,015	402,507
Grupo Carso SAB de CV Series A1	52,900	176,246
Grupo Financiero Banorte SAB de CV Series O	296,203	2,144,469
Grupo Financiero Inbursa SAB de CV Series O	266,726	419,647
Grupo Mexico SAB de CV Class B	400,236	1,152,812
Grupo Televisa SAB Series CPO (c)	279,429	993,731
Industrias Penoles SAB de CV	15,670	269,828
Infraestructura Energetica Nova SAB de CV	61,500	305,868
Security Description	Shares	Value
Kimberly-Clark de Mexico SAB de CV Class A (a)	174,689	$ 310,155
Mexichem SAB de CV	119,310	408,797
Promotora y Operadora de Infraestructura SAB de CV	26,275	279,889
Wal-Mart de Mexico SAB de CV	597,994	1,815,480
		18,716,358
PAKISTAN — 0.1%
Habib Bank, Ltd.	66,000	80,451
Lucky Cement, Ltd.	12,800	52,872
MCB Bank, Ltd.	48,800	79,071
Oil & Gas Development Co., Ltd.	76,400	94,125
United Bank, Ltd.	55,100	68,332
		374,851
PERU — 0.4%
Cia de Minas Buenaventura SAA ADR	20,400	273,564
Credicorp, Ltd.	7,700	1,717,716
Southern Copper Corp.	9,767	421,348
		2,412,628
PHILIPPINES — 0.9%
Aboitiz Equity Ventures, Inc.	227,830	206,620
Aboitiz Power Corp.	164,600	101,904
Alliance Global Group, Inc. (a)	457,100	105,582
Ayala Corp.	28,495	489,420
Ayala Land, Inc.	835,400	619,244
Bank of the Philippine Islands	104,979	161,850
BDO Unibank, Inc.	223,819	496,271
DMCI Holdings, Inc.	443,930	93,502
Globe Telecom, Inc.	3,720	151,471
GT Capital Holdings, Inc.	10,013	151,965
International Container Terminal Services, Inc.	53,670	93,473
JG Summit Holdings, Inc.	329,380	328,892
Jollibee Foods Corp.	50,130	238,449
Manila Electric Co.	25,860	162,732
Megaworld Corp.	1,275,800	103,896
Metro Pacific Investments Corp.	1,540,300	135,414
Metropolitan Bank & Trust Co.	94,143	116,742
PLDT, Inc.	9,961	248,887
Robinsons Land Corp.	250,186	93,999
Security Bank Corp.	25,200	71,827
SM Investments Corp.	27,430	458,944
SM Prime Holdings, Inc.	1,156,400	773,716
Universal Robina Corp.	101,540	271,563
		5,676,363
POLAND — 1.2%
Alior Bank SA (a)	10,032	171,459
Bank Handlowy w Warszawie SA	3,954	82,811
Bank Millennium SA (a)	70,894	177,903
Bank Polska Kasa Opieki SA	19,542	563,023
CCC SA	3,225	192,480
CD Projekt SA (a)	7,547	383,482
Cyfrowy Polsat SA (a)	29,588	178,518
Dino Polska SA (a)(b)	5,424	146,559
Grupa Azoty SA	4,738	40,618

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Grupa Lotos SA	10,561	$ 215,111
Jastrzebska Spolka Weglowa SA (a)	5,878	105,565
KGHM Polska Miedz SA (a)	16,072	388,491
LPP SA	149	348,641
mBank SA	1,659	201,451
Orange Polska SA (a)	76,094	91,657
PGE Polska Grupa Energetyczna SA (a)	96,267	248,626
PLAY Communications SA (b)	13,053	71,248
Polski Koncern Naftowy ORLEN SA	34,227	937,828
Polskie Gornictwo Naftowe i Gazownictwo SA (a)	199,243	349,720
Powszechna Kasa Oszczednosci Bank Polski SA	99,971	1,163,494
Powszechny Zaklad Ubezpieczen SA	69,154	744,802
Santander Bank Polska SA	3,990	406,566
		7,210,053
QATAR — 0.9%
Barwa Real Estate Co.	11,610	112,800
Commercial Bank PQSC	22,868	253,705
Doha Bank QPSC	17,640	101,727
Ezdan Holding Group QSC (a)	91,354	265,921
Industries Qatar QSC	20,773	711,353
Masraf Al Rayan QSC	42,169	434,255
Ooredoo QSC	8,725	165,299
Qatar Electricity & Water Co. QSC	5,673	298,333
Qatar Insurance Co. SAQ	18,088	188,753
Qatar Islamic Bank SAQ	13,170	506,330
Qatar National Bank QPSC	51,640	2,510,032
		5,548,508
ROMANIA — 0.1%
NEPI Rockcastle PLC	41,956	381,099
RUSSIA — 3.5%
Alrosa PJSC	292,654	474,180
Gazprom PJSC	1,215,278	3,024,137
Inter RAO UES PJSC (a)	3,621,928	225,820
LUKOIL PJSC	48,507	3,714,954
Magnit PJSC GDR	2,500	35,513
Magnit PJSC	9,091	531,204
Magnitogorsk Iron & Steel Works PJSC	258,500	205,178
MMC Norilsk Nickel PJSC	7,230	1,259,550
Mobile TeleSystems PJSC ADR	47,570	405,772
Mobile TeleSystems PJSC	17,901	74,520
Moscow Exchange MICEX-RTS PJSC (a)	157,411	233,322
Novatek PJSC GDR	400	73,600
Novatek PJSC	101,850	1,827,840
Novolipetsk Steel PJSC (a)	137,153	371,451
PhosAgro PJSC GDR	12,938	175,698
Polyus PJSC (a)	2,986	187,380
Rosneft Oil Co. PJSC	131,951	996,960
RushHydro PJSC (a)	12,188,000	115,762
Security Description	Shares	Value
Sberbank of Russia PJSC	1,231,064	$ 3,814,331
Severstal PJSC	24,050	399,701
Surgutneftegas PJSC Preference Shares	795,200	463,618
Surgutneftegas PJSC	798,700	335,174
Tatneft PJSC	174,046	2,211,216
Transneft PJSC Preference Shares	52	131,360
VTB Bank PJSC	373,600,000	232,379
X5 Retail Group NV GDR	13,973	315,790
		21,836,410
SINGAPORE — 0.0% (f)
BOC Aviation, Ltd. (b)	26,000	201,689
SOUTH AFRICA — 5.7%
Absa Group, Ltd.	81,593	875,707
Anglo American Platinum, Ltd.	6,209	202,707
AngloGold Ashanti, Ltd.	47,220	408,425
Aspen Pharmacare Holdings, Ltd.	44,462	532,177
Bid Corp., Ltd. (c)	38,365	799,548
Bidvest Group, Ltd. (c)	38,666	505,483
Capitec Bank Holdings, Ltd.	4,639	335,762
Clicks Group, Ltd.	29,306	362,410
Coronation Fund Managers, Ltd.	23,914	91,068
Discovery, Ltd.	40,786	489,965
Exxaro Resources, Ltd. (c)	28,445	292,184
FirstRand, Ltd.	384,178	1,842,534
Fortress REIT, Ltd. Class A, (c)	117,705	140,901
Fortress REIT, Ltd. Class B	88,328	95,061
Foschini Group, Ltd.	25,229	309,086
Gold Fields, Ltd.	91,993	221,219
Growthpoint Properties, Ltd. REIT	340,415	558,809
Hyprop Investments, Ltd. REIT	29,664	193,480
Imperial Holdings, Ltd.	18,337	226,763
Investec, Ltd.	31,713	223,047
Kumba Iron Ore, Ltd. (c)	7,058	160,080
Liberty Holdings, Ltd.	16,199	129,100
Life Healthcare Group Holdings, Ltd.	148,143	257,107
MMI Holdings, Ltd. (a)	104,070	127,667
Mondi, Ltd.	13,315	365,542
Mr. Price Group, Ltd.	28,797	464,496
MTN Group, Ltd.	193,781	1,199,282
Naspers, Ltd. Class N	50,005	10,783,306
Nedbank Group, Ltd. (c)	25,815	482,743
Netcare, Ltd.	132,663	226,960
Old Mutual, Ltd. (c)	563,562	1,206,275
Pick n Pay Stores, Ltd.	40,987	199,211
Pioneer Foods Group, Ltd.	14,297	92,948
PSG Group, Ltd.	17,334	280,504
Rand Merchant Investment Holdings, Ltd.	75,328	205,523
Redefine Properties, Ltd. REIT	619,902	438,931
Remgro, Ltd. (c)	60,523	843,612
Resilient REIT, Ltd.	32,226	132,377
RMB Holdings, Ltd.	80,970	452,877
Sanlam, Ltd.	204,025	1,140,565
Sappi, Ltd.	61,191	383,761

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Sasol, Ltd.	62,679	$ 2,425,131
Shoprite Holdings, Ltd.	50,766	687,523
SPAR Group, Ltd.	22,175	288,532
Standard Bank Group, Ltd.	147,751	1,827,148
Telkom SA SOC, Ltd.	36,772	134,238
Tiger Brands, Ltd.	18,163	340,151
Truworths International, Ltd.	49,629	292,838
Vodacom Group, Ltd.	68,999	614,012
Woolworths Holdings, Ltd.	111,309	390,137
		35,278,913
SOUTH KOREA — 14.3%
Amorepacific Corp.	3,640	856,471
Amorepacific Corp. Preference Shares	1,001	124,082
AMOREPACIFIC Group	3,282	276,052
BGF retail Co., Ltd.	940	174,145
BNK Financial Group, Inc.	30,109	233,435
Celltrion Healthcare Co., Ltd. (a)(c)	4,014	333,641
Celltrion Pharm, Inc. (a)	1,928	139,049
Celltrion, Inc. (a)(c)	9,300	2,490,061
Cheil Worldwide, Inc.	8,082	157,742
CJ CheilJedang Corp.	953	286,523
CJ Corp.	1,687	205,314
CJ E&M Co., Ltd.	1,247	278,797
CJ Logistics Corp. (a)	931	132,610
Coway Co., Ltd.	5,926	463,716
Daelim Industrial Co., Ltd.	3,213	239,255
Daewoo Engineering & Construction Co., Ltd. (a)	19,772	105,522
DB Insurance Co., Ltd.	5,674	372,384
DGB Financial Group, Inc.	18,791	171,944
Dongsuh Cos., Inc.	3,931	74,421
Doosan Bobcat, Inc.	5,246	191,065
Doosan Heavy Industries & Construction Co., Ltd. (a)	7,049	94,686
E-MART, Inc.	2,400	448,952
GS Engineering & Construction Corp.	5,853	275,963
GS Holdings Corp.	5,730	284,627
GS Retail Co., Ltd.	3,214	111,552
Hana Financial Group, Inc.	34,292	1,377,245
Hankook Tire Co., Ltd.	8,537	385,579
Hanmi Pharm Co., Ltd.	720	324,544
Hanmi Science Co., Ltd.	1,359	107,568
Hanon Systems	20,794	237,137
Hanssem Co., Ltd.	1,170	80,795
Hanwha Chemical Corp.	11,601	201,847
Hanwha Corp.	5,038	148,971
Hanwha Life Insurance Co., Ltd.	34,930	166,581
HDC Hyundai Development Co-Engineering & Construction (a)	3,937	180,657
HLB, Inc. (a)	3,567	386,204
Hotel Shilla Co., Ltd.	3,589	351,054
Hyundai Construction Equipment Co., Ltd. (a)	2	221
Security Description	Shares	Value
Hyundai Department Store Co., Ltd.	1,567	$ 140,419
Hyundai Engineering & Construction Co., Ltd.	8,859	539,087
Hyundai Glovis Co., Ltd.	2,110	247,284
Hyundai Heavy Industries Co., Ltd. (a)	4,327	524,662
Hyundai Heavy Industries Holdings Co., Ltd. (a)	1,091	398,337
Hyundai Marine & Fire Insurance Co., Ltd.	7,213	272,784
Hyundai Mobis Co., Ltd.	7,780	1,599,135
Hyundai Motor Co.	17,598	2,054,488
Hyundai Motor Co. Preference Shares (g)	4,205	321,085
Hyundai Motor Co. Preference Shares (g)	2,676	188,894
Hyundai Steel Co.	9,182	467,688
Industrial Bank of Korea	28,940	397,868
Kakao Corp.	5,677	609,027
Kangwon Land, Inc.	13,525	349,937
KB Financial Group, Inc.	45,329	2,214,858
KCC Corp.	649	198,342
KEPCO Plant Service & Engineering Co., Ltd.	2,320	71,111
Kia Motors Corp.	30,123	953,182
Korea Aerospace Industries, Ltd. (a)	8,359	264,504
Korea Electric Power Corp.	29,378	777,322
Korea Gas Corp. (a)	3,203	175,273
Korea Investment Holdings Co., Ltd.	4,717	323,609
Korea Zinc Co., Ltd.	975	383,232
Korean Air Lines Co., Ltd.	5,215	132,109
KT Corp.	3,316	90,131
KT&G Corp.	13,331	1,249,875
Kumho Petrochemical Co., Ltd.	2,053	182,304
LG Chem, Ltd.	5,238	1,725,931
LG Chem, Ltd. Preference Shares	842	154,851
LG Corp.	10,861	710,848
LG Display Co., Ltd.	26,678	459,364
LG Electronics, Inc.	12,170	778,968
LG Household & Health Care, Ltd.	1,071	1,232,000
LG Household & Health Care, Ltd. Preference Shares	234	169,606
LG Innotek Co., Ltd.	1,643	193,294
LG Uplus Corp.	24,577	405,462
Lotte Chemical Corp.	1,965	492,468
Lotte Corp. (a)	3,364	173,166
Lotte Shopping Co., Ltd.	1,298	245,148
Medy-Tox, Inc.	494	275,669
Mirae Asset Daewoo Co., Ltd.	45,148	344,741
NAVER Corp.	3,198	2,064,249
NCSoft Corp.	1,988	793,049
Netmarble Corp. (b)	2,939	304,697
NH Investment & Securities Co., Ltd.	16,025	206,588
OCI Co., Ltd.	2,194	217,570

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Orange Life Insurance, Ltd. (b)	3,722	$ 114,420
Orion Corp/Republic of Korea	2,431	231,211
Ottogi Corp.	142	95,627
Pan Ocean Co., Ltd. (a)	26,543	125,387
Pearl Abyss Corp. (a)	670	129,138
POSCO	8,953	2,376,974
Posco Daewoo Corp.	5,887	111,186
S-1 Corp.	1,915	157,792
Samsung Biologics Co., Ltd. (a)(b)	1,891	910,339
Samsung C&T Corp.	8,582	1,001,910
Samsung Card Co., Ltd.	3,365	111,636
Samsung Electro-Mechanics Co., Ltd.	6,407	802,860
Samsung Electronics Co., Ltd. Preference Shares	97,918	3,341,173
Samsung Electronics Co., Ltd.	548,753	22,979,109
Samsung Engineering Co., Ltd. (a)	18,053	314,107
Samsung Fire & Marine Insurance Co., Ltd.	3,522	901,734
Samsung Heavy Industries Co., Ltd. (a)	50,374	366,934
Samsung Life Insurance Co., Ltd.	8,012	702,788
Samsung SDI Co., Ltd.	6,282	1,463,959
Samsung SDS Co., Ltd.	3,983	829,455
Samsung Securities Co., Ltd.	6,898	203,038
Shinhan Financial Group Co., Ltd.	48,712	1,976,146
Shinsegae, Inc.	819	267,647
SillaJen, Inc. (a)	6,698	618,323
SK Holdings Co., Ltd.	3,620	936,615
SK Hynix, Inc.	66,416	4,376,840
SK Innovation Co., Ltd.	7,393	1,432,946
SK Telecom Co., Ltd.	2,313	588,024
S-Oil Corp.	5,157	636,925
ViroMed Co., Ltd. (a)	1,559	338,433
Woori Bank	54,125	824,622
Yuhan Corp.	980	214,244
		88,026,170
TAIWAN — 11.8%
Acer, Inc. (a)	326,000	269,594
Advantech Co., Ltd.	39,098	291,317
Airtac International Group	13,000	127,305
ASE Technology Holding Co., Ltd.	395,307	964,542
Asia Cement Corp.	256,000	347,951
Asustek Computer, Inc.	81,000	700,357
AU Optronics Corp.	994,000	419,959
Catcher Technology Co., Ltd.	75,000	825,337
Cathay Financial Holding Co., Ltd.	932,000	1,602,528
Chailease Holding Co., Ltd.	130,560	457,535
Chang Hwa Commercial Bank, Ltd.	608,075	376,400
Cheng Shin Rubber Industry Co., Ltd.	222,000	349,000
Chicony Electronics Co., Ltd.	62,788	127,085
China Airlines, Ltd.	279,000	84,523
Security Description	Shares	Value
China Development Financial Holding Corp.	1,544,000	$ 576,478
China Life Insurance Co., Ltd.	293,204	294,808
China Steel Corp.	1,438,000	1,200,963
Chunghwa Telecom Co., Ltd.	434,000	1,563,554
Compal Electronics, Inc.	480,000	297,907
CTBC Financial Holding Co., Ltd.	2,004,040	1,509,610
Delta Electronics, Inc.	235,000	1,008,253
E.Sun Financial Holding Co., Ltd.	1,101,513	813,517
Eclat Textile Co., Ltd.	20,550	254,410
Eva Airways Corp.	244,532	118,930
Evergreen Marine Corp. Taiwan, Ltd.	250,862	105,166
Far Eastern New Century Corp.	369,000	431,445
Far EasTone Telecommunications Co., Ltd.	183,000	436,328
Feng TAY Enterprise Co., Ltd.	37,880	233,238
First Financial Holding Co., Ltd.	1,118,170	761,731
Formosa Chemicals & Fibre Corp.	401,000	1,681,066
Formosa Petrochemical Corp.	142,000	688,305
Formosa Plastics Corp.	509,000	1,950,447
Formosa Taffeta Co., Ltd.	98,000	119,559
Foxconn Technology Co., Ltd.	105,830	258,223
Fubon Financial Holding Co., Ltd.	760,000	1,289,359
General Interface Solution Holding, Ltd.	18,000	76,049
Giant Manufacturing Co., Ltd.	37,000	158,746
Globalwafers Co., Ltd.	25,000	275,522
Highwealth Construction Corp.	93,000	147,421
Hiwin Technologies Corp.	25,336	209,522
Hon Hai Precision Industry Co., Ltd.	1,877,000	4,868,778
Hotai Motor Co., Ltd.	31,000	265,500
HTC Corp. (a)	75,000	99,728
Hua Nan Financial Holdings Co., Ltd.	853,354	517,049
Innolux Corp.	1,029,000	357,233
Inventec Corp.	290,000	260,243
Largan Precision Co., Ltd.	11,000	1,309,567
Lite-On Technology Corp.	236,958	298,012
Macronix International	205,021	170,890
MediaTek, Inc.	171,000	1,380,523
Mega Financial Holding Co., Ltd.	1,243,000	1,119,526
Micro-Star International Co., Ltd.	75,000	202,650
Nan Ya Plastics Corp.	589,000	1,635,843
Nanya Technology Corp.	121,000	230,246
Nien Made Enterprise Co., Ltd.	20,000	156,552
Novatek Microelectronics Corp.	66,000	326,401
Pegatron Corp.	223,000	446,248
Phison Electronics Corp.	17,000	135,296
Pou Chen Corp.	255,000	269,340
Powertech Technology, Inc.	88,000	240,081
President Chain Store Corp.	65,000	763,191
Quanta Computer, Inc.	307,000	534,910
Realtek Semiconductor Corp.	52,000	231,618
Ruentex Development Co., Ltd. (a)	106,400	124,580
Ruentex Industries, Ltd. (a)	71,000	141,149

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Shin Kong Financial Holding Co., Ltd.	1,175,393	$ 460,025
SinoPac Financial Holdings Co., Ltd.	1,217,457	444,589
Standard Foods Corp.	48,512	80,713
Synnex Technology International Corp.	156,700	199,897
TaiMed Biologics, Inc. (a)	19,000	117,299
Taishin Financial Holding Co., Ltd.	1,126,176	544,038
Taiwan Business Bank	447,056	162,523
Taiwan Cement Corp.	521,300	701,714
Taiwan Cooperative Financial Holding Co., Ltd.	1,007,868	613,970
Taiwan High Speed Rail Corp.	228,000	223,273
Taiwan Mobile Co., Ltd.	182,000	652,704
Taiwan Semiconductor Manufacturing Co., Ltd.	2,808,000	24,141,093
Teco Electric and Machinery Co., Ltd.	209,000	151,618
Uni-President Enterprises Corp.	552,000	1,440,880
United Microelectronics Corp.	1,360,000	719,353
Vanguard International Semiconductor Corp.	100,000	222,710
Walsin Technology Corp.	35,000	244,162
Win Semiconductors Corp.	42,000	185,013
Winbond Electronics Corp.	326,000	154,816
Wistron Corp.	323,101	210,582
WPG Holdings, Ltd.	189,000	234,602
Yageo Corp.	28,556	429,280
Yuanta Financial Holding Co., Ltd.	1,141,000	601,647
Zhen Ding Technology Holding, Ltd.	47,000	104,982
		72,530,627
THAILAND — 2.4%
Advanced Info Service PCL (e)	117,900	732,774
Airports of Thailand PCL (e)	484,700	981,690
Bangkok Bank PCL	12,400	83,587
Bangkok Bank PCL NVDR	16,800	109,091
Bangkok Dusit Medical Services PCL (e)	442,500	348,910
Bangkok Expressway & Metro PCL (e)	831,299	223,633
Banpu PCL (e)	233,700	138,023
Berli Jucker PCL (e)	135,300	248,929
BTS Group Holdings PCL (e)	664,284	191,028
Bumrungrad Hospital PCL (e)	39,000	224,304
Bumrungrad Hospital PCL NVDR (e)	2,200	12,653
Central Pattana PCL (e)	150,700	386,769
Charoen Pokphand Foods PCL (e)	387,700	302,703
CP ALL PCL NVDR	6,400	13,655
CP ALL PCL (e)	568,300	1,212,514
Delta Electronics Thailand PCL (e)	55,300	119,269
Electricity Generating PCL (e)	14,000	102,164
Energy Absolute PCL (e)	149,800	223,496
Security Description	Shares	Value
Glow Energy PCL (e)	57,400	$ 156,190
Home Product Center PCL (e)	437,600	213,793
Indorama Ventures PCL (e)	188,900	344,623
IRPC PCL (e)	1,129,000	237,390
Kasikornbank PCL	124,300	837,891
Kasikornbank PCL NVDR	91,200	609,128
Krung Thai Bank PCL (e)	390,800	244,099
Land & Houses PCL (e)	319,053	113,454
Minor International PCL (e)	253,800	321,763
PTT Exploration & Production PCL (e)	157,400	754,391
PTT Global Chemical PCL (e)	252,000	633,117
PTT Global Chemical PCL NVDR	6,100	15,325
PTT PCL NVDR	14,400	24,156
PTT PCL (e)	1,191,800	1,999,232
Robinson PCL (e)	56,000	122,078
Siam Cement PCL	42,979	624,617
Siam Cement PCL NVDR	1,200	16,549
Siam Commercial Bank PCL NVDR	5,300	24,419
Siam Commercial Bank PCL (e)	204,300	941,271
Thai Oil PCL (e)	124,100	339,606
Thai Oil PCL NVDR	4,900	13,409
Thai Union Group PCL Class F (e)	212,900	117,839
TMB Bank PCL (e)	1,388,800	98,771
True Corp. PCL (e)	1,106,037	206,912
		14,665,215
TURKEY — 0.6%
Akbank T.A.S.	248,968	286,794
Anadolu Efes Biracilik Ve Malt Sanayii A/S	21,564	75,669
Arcelik A/S	27,503	63,409
Aselsan Elektronik Sanayi Ve Ticaret A/S	39,269	180,287
BIM Birlesik Magazalar A/S	24,449	331,085
Coca-Cola Icecek A/S	8,063	45,313
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	211,953	63,156
Eregli Demir ve Celik Fabrikalari TAS	161,170	295,924
Ford Otomotiv Sanayi A/S	7,319	80,167
Haci Omer Sabanci Holding A/S	99,795	126,752
KOC Holding A/S	83,787	237,945
Petkim Petrokimya Holding A/S	99,159	88,309
TAV Havalimanlari Holding A/S	21,608	112,513
Tofas Turk Otomobil Fabrikasi A/S	14,483	51,545
Tupras Turkiye Petrol Rafinerileri A/S	14,402	321,733
Turk Hava Yollari AO (a)	61,347	194,948
Turkcell Iletisim Hizmetleri A/S	121,177	232,781
Turkiye Garanti Bankasi A/S	258,051	331,193
Turkiye Halk Bankasi A/S	67,517	75,190
Turkiye Is Bankasi A/S Class C	170,790	125,662
Turkiye Sise ve Cam Fabrikalari A/S	88,491	86,027

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Turkiye Vakiflar Bankasi TAO Class D	82,683	$ 52,165
Ulker Biskuvi Sanayi A/S (a)	18,155	51,165
Yapi ve Kredi Bankasi A/S (a)	188,150	58,882
		3,568,614
UNITED ARAB EMIRATES — 0.6%
Abu Dhabi Commercial Bank PJSC	238,346	514,582
Aldar Properties PJSC	436,347	217,398
DAMAC Properties Dubai Co. PJSC	197,091	109,464
DP World, Ltd.	19,064	364,122
Dubai Investments PJSC	243,449	124,606
Dubai Islamic Bank PJSC	189,788	278,503
Emaar Development PJSC	93,955	134,037
Emaar Malls PJSC	228,012	113,601
Emaar Properties PJSC	398,881	537,554
Emirates Telecommunications Group Co. PJSC	198,899	904,320
First Abu Dhabi Bank PJSC	162,205	631,500
		3,929,687
TOTAL COMMON STOCKS (Cost $490,799,580)		586,737,972

WARRANTS — 0.6%
SWITZERLAND — 0.6%
UBS AG (expiring 5/31/19) (a)	2,012	1,724,377
UBS AG (expiring 8/30/19) (a)	2,530	2,168,326
		3,892,703
THAILAND — 0.0% (f)
BTS Group Holdings PCL (expiring 8/1/19) (a)	73,809	—
TOTAL WARRANTS (Cost $4,106,551)		3,892,703
SHORT-TERM INVESTMENTS — 5.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (h) (i)	25,999,813	25,999,813
Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	6,244,468	$ 6,244,468
TOTAL SHORT-TERM INVESTMENTS (Cost $32,244,281)		32,244,281
TOTAL INVESTMENTS — 101.2% (Cost $527,150,412)		622,874,956
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(7,468,121)
NET ASSETS — 100.0%		$ 615,406,835

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.8% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at September 30, 2018.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2018, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2018, total aggregate fair value of securities is $12,304,173 representing 2.1% of net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at September 30, 2018.
(j)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust

At September 30, 2018, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI Emerging Markets (long)	465	12/21/2018	$23,778,825	$24,405,525	$626,700
See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$ 36,597,337	$ —	$ —	$ 36,597,337
Chile	6,469,793	—	—	6,469,793
China	172,972,881	—	0(a)	172,972,881
Colombia	2,771,465	—	—	2,771,465
Czech Republic	1,104,828	—	—	1,104,828
Egypt	737,073	—	—	737,073
Greece	1,668,914	10,785	—	1,679,699
Hong Kong	5,655,851	—	—	5,655,851
Hungary	1,688,193	—	—	1,688,193
India	50,445,311	—	—	50,445,311
Indonesia	11,559,659	—	—	11,559,659
Luxembourg	320,482	—	—	320,482
Malaysia	14,378,215	—	—	14,378,215
Mexico	18,716,358	—	—	18,716,358
Pakistan	374,851	—	—	374,851
Peru	2,412,628	—	—	2,412,628
Philippines	5,676,363	—	—	5,676,363
Poland	7,210,053	—	—	7,210,053
Qatar	5,548,508	—	—	5,548,508
Romania	381,099	—	—	381,099
Russia	21,836,410	—	—	21,836,410
Singapore	201,689	—	—	201,689
South Africa	35,278,913	—	—	35,278,913
South Korea	88,026,170	—	—	88,026,170
Taiwan	72,296,025	234,602	—	72,530,627
Thailand	2,384,480	12,280,735	—	14,665,215
Turkey	3,568,614	—	—	3,568,614
United Arab Emirates	3,929,687	—	—	3,929,687
Warrants
Switzerland	3,892,703	—	—	3,892,703
Thailand	—	—	0(a)	0
Short-Term Investments	32,244,281	—	—	32,244,281
TOTAL INVESTMENTS	$610,348,834	$12,526,122	$ 0	$622,874,956
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	626,700	—	—	626,700
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$610,975,534	$12,526,122	$ —	$623,501,656

(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2018.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	16,356,427	$16,356,427	$159,383,809	$149,740,423	$—	$—	25,999,813	$25,999,813	$222,858	$—
State Street Navigator Securities Lending Government Money Market Portfolio	5,074,039	5,074,039	48,946,258	47,775,829	—	—	6,244,468	6,244,468	63,241	—
Total		$21,430,466	$208,330,067	$197,516,252	$—	$—		$32,244,281	$286,099	$—
See accompanying notes to schedules of investments.

State Street Hedged International Developed Equity Index Fund Schedule of Investments
September 30, 2018 (Unaudited)

State Street Hedged International Developed Equity Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street International Developed Equity Index Portfolio, a separate series of State Street Master Funds.
The portfolio of investments for the State Street International Developed Equity Index Portfolio follows the portfolio of investments for the State Street International Developed Equity Index Fund.
Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 103.6%
UNITED STATES — 103.6%
State Street International Developed Equity Index Portfolio (a) (Cost $3,116,345,503)		3,441,679,813
SHORT-TERM INVESTMENT — 5.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (b)(c) (Cost $177,218,942)	177,218,942	$ 177,218,942
TOTAL INVESTMENTS — 108.9% (Cost $3,293,564,445)		3,618,898,755
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.9)%		(295,139,231)
NET ASSETS — 100.0%		$ 3,323,759,524

(a)	Affiliated fund managed by SSGA Funds Management, Inc.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2018.

At September 30, 2018, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of America	GBP 1,443,000	USD 1,881,841	10/02/2018	$ 97
Bank of America	USD 534,166,483	EUR 459,893,657	10/02/2018	(210)
Bank of America	USD 954,974	HKD 7,460,000	10/03/2018	(1,607)
Bank of America	EUR 459,893,657	USD 535,444,987	11/02/2018	(13,586)
Bank of Montreal	DKK 5,709,000	USD 892,911	10/02/2018	3,708
Bank of Montreal	USD 5,989,901	JPY 662,904,000	10/02/2018	(153,708)
Bank of Montreal	NZD 781,000	USD 518,148	10/02/2018	384
Bank of Montreal	USD 7,405,112	GBP 5,691,000	10/02/2018	16,234
Bank of Montreal	ILS 1,804,000	USD 502,249	10/03/2018	6,127
Bank of Montreal	AUD 4,788,000	USD 3,462,600	10/03/2018	(1,758)
Bank of Montreal	SGD 989,000	USD 724,266	11/02/2018	(59)
Bank of Montreal	CHF 2,899,000	USD 2,975,931	11/02/2018	(119)
Barclays Capital	USD 9,497,821	EUR 8,063,000	10/02/2018	(132,651)
Barclays Capital	USD 511,813	DKK 3,241,000	10/02/2018	(7,012)
Barclays Capital	USD 3,493,203	AUD 4,827,000	11/02/2018	68
See accompanying notes to schedules of investments.

State Street Hedged International Developed Equity Index Fund Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Barclays Capital	USD 638,601	HKD 4,995,000	11/02/2018	$ 10
BNP Paribas SA	USD 4,675,310	JPY 520,675,000	10/02/2018	(91,298)
BNP Paribas SA	GBP 3,369,000	USD 4,360,838	10/02/2018	(32,505)
BNP Paribas SA	GBP 1,104,000	USD 1,426,930	10/02/2018	(12,741)
BNP Paribas SA	CHF 903,000	USD 924,247	10/02/2018	(200)
BNP Paribas SA	GBP 1,495,000	USD 1,959,656	10/02/2018	10,102
Citibank N.A.	EUR 459,228,657	USD 535,403,211	10/02/2018	2,009,335
Credit Suisse International	USD 534,166,483	EUR 459,893,657	10/02/2018	(211)
Credit Suisse International	USD 89,319,427	SEK 794,335,531	10/02/2018	—
Credit Suisse International	USD 40,945,804	SGD 55,946,299	10/02/2018	—
Credit Suisse International	USD 7,236,484	NZD 10,915,581	10/02/2018	2
Credit Suisse International	SEK 794,335,531	USD 89,539,924	11/02/2018	(4,946)
Credit Suisse International	EUR 459,893,657	USD 535,442,688	11/02/2018	(15,886)
Credit Suisse International	SGD 55,946,299	USD 40,971,592	11/02/2018	(2,401)
Credit Suisse International	NZD 10,915,581	USD 7,237,685	11/02/2018	(220)
Deutsche Bank AG	JPY 675,374,000	USD 6,108,521	10/02/2018	162,543
Deutsche Bank AG	AUD 1,035,000	USD 741,453	10/03/2018	(7,421)
Deutsche Bank AG	USD 1,998,112	AUD 2,752,000	10/03/2018	(6,901)
Goldman Sachs Capital Markets L.P.	EUR 459,228,657	USD 535,407,803	10/02/2018	2,013,928
Goldman Sachs Capital Markets L.P.	SGD 56,441,299	USD 41,207,052	10/02/2018	(101,031)
Goldman Sachs Capital Markets L.P.	NZD 10,134,581	USD 6,723,909	10/02/2018	5,187
Goldman Sachs Capital Markets L.P.	SEK 758,383,531	USD 83,184,364	10/02/2018	(2,092,424)
Goldman Sachs Capital Markets L.P.	USD 1,617,763	CHF 1,569,000	10/02/2018	(11,497)
Goldman Sachs Capital Markets L.P.	CHF 2,035,000	USD 2,108,852	10/02/2018	25,519
Goldman Sachs Capital Markets L.P.	EUR 7,083,000	USD 8,243,217	10/02/2018	16,315
Goldman Sachs Capital Markets L.P.	EUR 3,034,000	USD 3,531,649	10/02/2018	7,659
Goldman Sachs Capital Markets L.P.	CHF 872,000	USD 899,992	10/02/2018	7,281
Goldman Sachs Capital Markets L.P.	USD 801,905	SEK 7,045,000	10/02/2018	(9,727)
Goldman Sachs Capital Markets L.P.	USD 362,649	SGD 495,000	10/02/2018	(369)
Goldman Sachs Capital Markets L.P.	USD 1,339,743	AUD 1,863,000	10/03/2018	8,231
Goldman Sachs Capital Markets L.P.	AUD 792,000	USD 562,464	10/03/2018	(10,588)
Goldman Sachs Capital Markets L.P.	AUD 1,073,000	USD 774,969	10/03/2018	(1,401)
HSBC Bank USA	HKD 6,553,000	USD 835,197	10/03/2018	(2,258)
HSBC Bank USA	HKD 2,807,000	USD 357,767	10/03/2018	(960)
HSBC Bank USA	HKD 2,909,000	USD 372,302	10/03/2018	540
JP Morgan Chase Bank, N.A.	DKK 362,415,566	USD 56,679,684	10/02/2018	231,738
JP Morgan Chase Bank, N.A.	JPY 43,983,846,805	USD 397,425,246	10/02/2018	10,192,365
JP Morgan Chase Bank, N.A.	USD 3,353,904	GBP 2,597,000	10/02/2018	32,713
JP Morgan Chase Bank, N.A.	DKK 2,847,000	USD 444,445	10/02/2018	1,011
JP Morgan Chase Bank, N.A.	JPY 221,460,000	USD 1,997,516	10/02/2018	47,787
JP Morgan Chase Bank, N.A.	CHF 598,000	USD 615,383	10/02/2018	3,180
JP Morgan Chase Bank, N.A.	EUR 2,083,000	USD 2,417,874	10/02/2018	(1,530)
JP Morgan Chase Bank, N.A.	USD 6,832,905	JPY 768,872,000	10/02/2018	(63,772)
JP Morgan Chase Bank, N.A.	USD 2,411,173	CHF 2,317,000	10/02/2018	(39,142)
See accompanying notes to schedules of investments.

State Street Hedged International Developed Equity Index Fund Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
JP Morgan Chase Bank, N.A.	JPY 299,837,000	USD 2,643,832	10/02/2018	$ 4,073
JP Morgan Chase Bank, N.A.	USD 56,933,900	DKK 365,535,566	10/02/2018	—
JP Morgan Chase Bank, N.A.	USD 386,053,813	JPY 43,849,922,305	10/02/2018	—
JP Morgan Chase Bank, N.A.	ILS 33,445,174	USD 9,309,592	10/03/2018	111,755
JP Morgan Chase Bank, N.A.	AUD 307,733,050	USD 222,535,616	10/03/2018	(124,711)
JP Morgan Chase Bank, N.A.	USD 9,694,959	ILS 35,249,174	10/03/2018	(1,000)
JP Morgan Chase Bank, N.A.	USD 227,146,982	AUD 313,934,050	10/03/2018	81
JP Morgan Chase Bank, N.A.	JPY 43,849,922,305	USD 386,907,096	11/02/2018	(10,925)
JP Morgan Chase Bank, N.A.	AUD 313,934,050	USD 227,183,084	11/02/2018	(9,136)
JP Morgan Chase Bank, N.A.	DKK 365,535,566	USD 57,076,138	11/02/2018	(6,061)
JP Morgan Chase Bank, N.A.	ILS 35,249,174	USD 9,719,226	11/02/2018	2,586
Morgan Stanley Bank, N.A.	USD 527,211	SEK 4,770,000	10/02/2018	9,154
Morgan Stanley Bank, N.A.	GBP 990,000	USD 1,289,630	10/02/2018	(1,379)
Morgan Stanley Bank, N.A.	USD 5,034,256	GBP 3,835,000	10/02/2018	(33,226)
Royal Bank of Canada	SEK 6,188,000	USD 680,041	10/02/2018	(15,771)
Royal Bank of Canada	EUR 2,322,000	USD 2,686,867	10/02/2018	(10,135)
Royal Bank of Canada	JPY 198,630,000	USD 1,782,279	10/02/2018	33,544
Royal Bank of Canada	JPY 289,301,000	USD 2,602,929	10/02/2018	55,929
Royal Bank of Canada	AUD 2,417,000	USD 1,738,432	10/03/2018	(10,389)
Societe Generale	GBP 220,620,774	USD 287,069,545	10/02/2018	(630,886)
Societe Generale	JPY 43,983,846,805	USD 397,425,246	10/02/2018	10,192,365
Societe Generale	USD 285,273,682	GBP 218,759,773	10/02/2018	(88)
Societe Generale	USD 386,053,813	JPY 43,849,922,305	10/02/2018	—
Societe Generale	HKD 855,584,035	USD 109,052,722	10/03/2018	(288,488)
Societe Generale	USD 108,236,404	HKD 846,939,035	10/03/2018	—
Societe Generale	GBP 218,759,773	USD 285,655,418	11/02/2018	(7,568)
Societe Generale	HKD 846,939,035	USD 108,277,917	11/02/2018	(3,296)
Societe Generale	JPY 43,849,922,305	USD 386,903,682	11/02/2018	(14,338)
Toronto Dominion Bank	CHF 263,192,571	USD 272,786,189	10/02/2018	3,342,524
Toronto Dominion Bank	NOK 192,918,520	USD 23,093,297	10/02/2018	(597,162)
Toronto Dominion Bank	GBP 220,620,773	USD 287,065,131	10/02/2018	(635,299)
Toronto Dominion Bank	USD 643,873	HKD 5,052,000	10/03/2018	1,758
Toronto Dominion Bank	JPY 4,487,420,000	USD 39,592,609	11/02/2018	(2,984)
Toronto Dominion Bank	GBP 7,159,000	USD 9,347,914	11/02/2018	(520)
UBS AG	USD 342,931	DKK 2,195,000	10/02/2018	(1,049)
UBS AG	USD 6,359,475	EUR 5,460,000	10/02/2018	(17,687)
UBS AG	CHF 667,000	USD 689,047	10/02/2018	6,205
UBS AG	EUR 3,144,000	USD 3,672,198	10/02/2018	20,444
UBS AG	USD 270,660,904	CHF 264,381,571	10/02/2018	—
UBS AG	USD 24,905,323	NOK 202,811,520	10/02/2018	—
UBS AG	USD 285,273,683	GBP 218,759,774	10/02/2018	(88)
UBS AG	AUD 711,000	USD 504,946	10/03/2018	(9,498)
UBS AG	SEK 5,846,000	USD 658,958	11/02/2018	(58)
UBS AG	NOK 8,270,000	USD 1,016,737	11/02/2018	(88)
See accompanying notes to schedules of investments.

State Street Hedged International Developed Equity Index Fund Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
UBS AG	USD 1,254,059	DKK 8,030,000	11/02/2018	$ (90)
UBS AG	GBP 218,759,774	USD 285,654,544	11/02/2018	(8,443)
UBS AG	NOK 202,811,520	USD 24,935,332	11/02/2018	(1,042)
UBS AG	CHF 264,381,571	USD 271,395,795	11/02/2018	(12,537)
Westpac Banking Corp.	SEK 41,579,000	USD 4,560,361	10/02/2018	(115,009)
Westpac Banking Corp.	NOK 9,893,000	USD 1,184,254	10/02/2018	(30,610)
Westpac Banking Corp.	USD 3,279,775	EUR 2,813,000	10/02/2018	(12,477)
Westpac Banking Corp.	USD 1,071,009	HKD 8,402,000	10/03/2018	2,742
Westpac Banking Corp.	USD 794,044	EUR 682,000	11/02/2018	15
Total				$23,153,062

AUD	=Australian Dollar
CHF	=Swiss Franc
DKK	=Danish Krone
EUR	=Euro
GBP	=British Pound
HKD	=Hong Kong Dollar
ILS	=Israeli New Shekel
JPY	=Japanese Yen
NOK	=Norwegian Krone
NZD	=New Zealand Dollar
SEK	=Swedish Krona
SGD	=Singapore Dollar
USD	=U.S. Dollar
At September 30, 2018, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI EAFE (long)	2,120	12/21/2018	$207,536,460	$209,403,000	$1,866,540
The following table summarizes the value of the Funds’s investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,441,679,813	$ —	$—	$3,441,679,813
Short-Term Investment	177,218,942	—	—	177,218,942
TOTAL INVESTMENTS	$3,618,898,755	$ —	$—	$3,618,898,755
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts(a)	—	28,585,239	—	28,585,239
Futures Contracts(b)	1,866,540	—	—	1,866,540
TOTAL OTHER FINANCIAL INSTRUMENTS	$ 1,866,540	$28,585,239	$—	$ 30,451,779
See accompanying notes to schedules of investments.

State Street Hedged International Developed Equity Index Fund Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,620,765,295	$28,585,239	$—	$3,649,350,534
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts(a)	—	(5,432,177)	—	(5,432,177)

(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	39,174,029	$39,174,029	$374,275,433	$236,230,520	$—	$—	177,218,942	$177,218,942	$1,328,785	$—
See accompanying notes to schedules of investments.

State Street International Developed Equity Index Portfolio Schedule of Investments
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.4%
AUSTRALIA — 6.7%
AGL Energy, Ltd.	135,789	$ 1,915,878
Alumina, Ltd.	493,347	988,783
Amcor, Ltd.	235,156	2,327,613
AMP, Ltd.	633,428	1,462,031
APA Group	259,043	1,870,558
Aristocrat Leisure, Ltd.	124,013	2,551,911
ASX, Ltd.	42,268	1,946,915
Aurizon Holdings, Ltd.	439,693	1,307,555
AusNet Services	348,352	409,582
Australia & New Zealand Banking Group, Ltd.	613,347	12,505,928
Bank of Queensland, Ltd.	92,969	741,291
Bendigo & Adelaide Bank, Ltd.	96,339	749,341
BHP Billiton PLC	446,597	9,732,812
BHP Billiton, Ltd.	674,094	16,890,467
BlueScope Steel, Ltd.	120,840	1,484,626
Boral, Ltd.	259,376	1,296,811
Brambles, Ltd.	324,120	2,556,237
Caltex Australia, Ltd.	57,359	1,240,913
Challenger, Ltd.	111,547	903,950
CIMIC Group, Ltd.	18,007	669,168
Coca-Cola Amatil, Ltd.	110,525	780,511
Cochlear, Ltd.	12,427	1,804,066
Commonwealth Bank of Australia	369,676	19,100,687
Computershare, Ltd.	101,328	1,462,652
Crown Resorts, Ltd.	86,682	858,620
CSL, Ltd.	94,873	13,805,273
Dexus REIT	202,601	1,548,012
Domino's Pizza Enterprises, Ltd.	10,109	389,124
Flight Centre Travel Group, Ltd. (a)	12,119	466,144
Fortescue Metals Group, Ltd.	316,031	896,364
Goodman Group REIT	329,705	2,471,462
GPT Group REIT	366,184	1,380,403
Harvey Norman Holdings, Ltd. (a)	107,605	274,059
Healthscope, Ltd.	380,823	578,644
Incitec Pivot, Ltd.	367,854	1,059,320
Insurance Australia Group, Ltd.	509,589	2,698,981
LendLease Group	115,373	1,641,181
Macquarie Group, Ltd.	67,258	6,133,679
Medibank Pvt, Ltd.	614,019	1,292,836
Mirvac Group REIT	816,858	1,424,401
National Australia Bank, Ltd.	570,131	11,472,138
Newcrest Mining, Ltd.	166,089	2,332,572
Oil Search, Ltd.	300,012	1,960,176
Orica, Ltd.	81,684	1,006,515
Origin Energy, Ltd. (b)	379,917	2,270,584
QBE Insurance Group, Ltd.	274,653	2,209,825
Ramsay Health Care, Ltd.	28,714	1,141,227
REA Group, Ltd.	10,695	664,958
Santos, Ltd.	363,770	1,910,875
Scentre Group REIT	1,122,569	3,224,573
SEEK, Ltd.	73,854	1,109,354
Security Description	Shares	Value
Sonic Healthcare, Ltd.	88,625	$ 1,597,345
South32, Ltd.	1,097,449	3,112,713
Stockland REIT	482,965	1,450,215
Suncorp Group, Ltd.	278,629	2,915,166
Sydney Airport	235,304	1,173,052
Tabcorp Holdings, Ltd.	405,077	1,427,366
Telstra Corp., Ltd.	868,600	2,004,838
TPG Telecom, Ltd. (a)	84,919	524,725
Transurban Group Stapled Security	549,418	4,460,304
Treasury Wine Estates, Ltd.	156,940	1,986,059
Vicinity Centres REIT	721,334	1,367,434
Wesfarmers, Ltd.	236,767	8,539,944
Westpac Banking Corp.	726,012	14,671,801
Woodside Petroleum, Ltd.	194,155	5,419,753
Woolworths Group, Ltd.	272,591	5,538,311
		209,110,612
AUSTRIA — 0.2%
ANDRITZ AG	14,225	830,247
Erste Group Bank AG (b)	61,851	2,570,432
OMV AG	32,125	1,805,584
Raiffeisen Bank International AG	34,387	990,524
Voestalpine AG	26,238	1,200,732
		7,397,519
BELGIUM — 1.0%
Ageas	39,339	2,116,007
Anheuser-Busch InBev SA	161,587	14,117,532
Colruyt SA (a)	13,634	771,999
Groupe Bruxelles Lambert SA	16,899	1,772,425
KBC Group NV	53,046	3,949,387
Proximus SADP	33,328	796,661
Solvay SA	15,435	2,070,655
Telenet Group Holding NV (b)	10,840	597,049
UCB SA	26,363	2,370,036
Umicore SA	43,409	2,428,709
		30,990,460
CHILE — 0.0% (c)
Antofagasta PLC	91,169	1,016,500
CHINA — 0.2%
BOC Hong Kong Holdings, Ltd.	781,500	3,715,294
Minth Group, Ltd.	182,000	751,268
Yangzijiang Shipbuilding Holdings, Ltd.	386,100	350,396
		4,816,958
DENMARK — 1.7%
AP Moller - Maersk A/S Class A	759	995,985
AP Moller - Maersk A/S Class B	1,323	1,858,693
Carlsberg A/S Class B	22,111	2,653,175
Chr. Hansen Holding A/S	21,761	2,209,875
Coloplast A/S Class B	25,435	2,601,993
Danske Bank A/S	157,694	4,143,540
DSV A/S	39,087	3,555,384
Genmab A/S (b)	12,424	1,954,448
H Lundbeck A/S	15,024	928,302

See accompanying notes to schedules of investments.

State Street International Developed Equity Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
ISS A/S	33,601	$ 1,182,774
Novo Nordisk A/S Class B	387,722	18,261,798
Novozymes A/S Class B	45,869	2,519,085
Orsted A/S (d)	40,555	2,755,947
Pandora A/S	22,321	1,394,465
Tryg A/S	27,932	695,652
Vestas Wind Systems A/S	42,940	2,905,315
William Demant Holding A/S (b)	25,642	964,119
		51,580,550
FINLAND — 1.1%
Elisa Oyj	30,461	1,292,447
Fortum Oyj	95,709	2,400,073
Kone Oyj Class B	73,111	3,907,944
Metso Oyj	21,684	769,179
Neste Oyj	28,094	2,323,339
Nokia Oyj	1,203,371	6,676,884
Nokian Renkaat Oyj	25,302	1,037,112
Orion Oyj Class B	24,454	926,516
Sampo Oyj Class A	93,772	4,857,660
Stora Enso Oyj Class R	114,770	2,196,205
UPM-Kymmene Oyj	114,832	4,508,153
Wartsila OYJ Abp	92,629	1,806,412
		32,701,924
FRANCE — 10.7%
Accor SA	38,877	1,996,781
Aeroports de Paris	6,138	1,382,368
Air Liquide SA	91,661	12,062,395
Airbus SE	124,250	15,612,139
Alstom SA	32,665	1,460,325
Amundi SA (d)	13,383	1,003,232
Arkema SA	14,803	1,834,565
Atos SE	20,340	2,421,552
AXA SA	408,910	10,995,064
BioMerieux	9,602	800,765
BNP Paribas SA	239,903	14,687,495
Bollore SA	179,221	774,374
Bouygues SA	47,859	2,069,549
Bureau Veritas SA	56,343	1,454,784
Capgemini SE	33,596	4,229,957
Carrefour SA (a)	124,460	2,385,244
Casino Guichard Perrachon SA (a)	13,941	586,491
Cie de Saint-Gobain	104,424	4,505,259
Cie Generale des Etablissements Michelin SCA	36,336	4,344,927
CNP Assurances	37,775	910,858
Covivio REIT	7,426	774,120
Credit Agricole SA	240,700	3,462,790
Danone SA	131,820	10,212,362
Dassault Aviation SA	579	1,071,978
Dassault Systemes SE	27,295	4,081,778
Edenred	48,847	1,862,635
Eiffage SA	16,317	1,822,442
Electricite de France SA	129,382	2,272,942
Engie SA	385,228	5,666,855
Security Description	Shares	Value
Essilor International Cie Generale d'Optique SA	43,876	$ 6,495,101
Eurazeo SE	10,092	795,328
Eutelsat Communications SA (a)	34,717	820,992
Faurecia SA	16,076	967,970
Gecina SA REIT	9,737	1,626,309
Getlink	102,452	1,308,978
Hermes International	6,659	4,413,263
ICADE REIT	8,071	746,207
Iliad SA	5,881	768,463
Imerys SA	8,119	599,762
Ingenico Group SA	13,210	1,004,073
Ipsen SA	8,146	1,370,036
JCDecaux SA	17,721	648,362
Kering SA	15,997	8,578,621
Klepierre SA REIT	41,883	1,485,196
Legrand SA	55,929	4,078,284
L'Oreal SA	54,020	13,031,972
LVMH Moet Hennessy Louis Vuitton SE	58,898	20,837,686
Natixis SA	198,590	1,347,990
Orange SA	418,998	6,684,357
Pernod Ricard SA	44,603	7,320,239
Peugeot SA	125,868	3,396,124
Publicis Groupe SA	45,630	2,728,400
Remy Cointreau SA	4,081	531,837
Renault SA	40,529	3,507,044
Rexel SA	70,512	1,059,372
Safran SA	71,434	10,014,546
Sanofi	239,528	21,299,885
Schneider Electric SE	117,009	9,418,279
SCOR SE	34,029	1,580,987
SEB SA	4,595	782,418
Societe BIC SA	6,060	555,001
Societe Generale SA	161,586	6,938,606
Sodexo SA	19,735	2,093,713
Suez	81,948	1,165,035
Teleperformance	12,006	2,266,057
Thales SA	22,105	3,141,330
TOTAL SA	509,039	33,015,320
Ubisoft Entertainment SA (b)	16,885	1,832,146
Unibail-Rodamco-Westfield (b)(e)	143,220	1,463,211
Unibail-Rodamco-Westfield (e)	21,961	4,418,442
Valeo SA	51,941	2,256,321
Veolia Environnement SA	114,158	2,279,299
Vinci SA	108,495	10,335,906
Vivendi SA	220,207	5,670,428
Wendel SA	5,866	873,472
		334,298,394
GERMANY — 9.3%
1&1 Drillisch AG	12,173	592,421
adidas AG	39,719	9,729,576
Allianz SE	93,804	20,919,034
Axel Springer SE	10,775	725,253
BASF SE	195,864	17,414,815
Bayer AG	198,879	17,673,647
Bayerische Motoren Werke AG	70,106	6,327,777

See accompanying notes to schedules of investments.

State Street International Developed Equity Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Bayerische Motoren Werke AG Preference Shares	10,566	$ 830,842
Beiersdorf AG	21,544	2,431,769
Brenntag AG	32,359	1,998,017
Commerzbank AG (b)	203,275	2,119,032
Continental AG	23,400	4,075,504
Covestro AG (d)	40,615	3,295,597
Daimler AG	190,569	12,030,145
Delivery Hero SE (b)(d)	20,117	967,815
Deutsche Bank AG	406,948	4,645,400
Deutsche Boerse AG	41,021	5,498,334
Deutsche Lufthansa AG	46,352	1,139,208
Deutsche Post AG	207,351	7,396,138
Deutsche Telekom AG	697,824	11,254,102
Deutsche Wohnen SE	76,209	3,657,511
E.ON SE	468,224	4,774,932
Evonik Industries AG	32,017	1,147,241
Fraport AG Frankfurt Airport Services Worldwide	8,539	754,763
Fresenius Medical Care AG & Co. KGaA	45,237	4,654,237
Fresenius SE & Co. KGaA	87,415	6,420,914
Fuchs Petrolub SE Preference Shares	14,455	807,910
GEA Group AG	34,184	1,218,140
Hannover Rueck SE	13,114	1,853,723
HeidelbergCement AG	30,954	2,420,360
Henkel AG & Co. KGaA Preference Shares	37,351	4,383,869
Henkel AG & Co. KGaA	22,168	2,354,666
HOCHTIEF AG	4,362	723,491
HUGO BOSS AG	14,016	1,079,662
Infineon Technologies AG	240,913	5,476,084
Innogy SE (d)	4,735	211,683
Innogy SE (b)	27,779	1,179,297
KION Group AG	15,135	930,648
KS AG	41,885	879,581
Lanxess AG	17,179	1,258,661
Linde AG	39,215	9,278,169
MAN SE	7,275	791,334
Merck KGaA	26,937	2,784,571
METRO AG	32,391	507,899
MTU Aero Engines AG	10,932	2,464,587
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	31,147	6,900,806
OSRAM Licht AG	22,044	877,196
Porsche Automobil Holding SE Preference Shares	32,050	2,159,111
ProSiebenSat.1 Media SE	51,152	1,329,069
Puma SE	1,799	888,054
QIAGEN NV (b)	48,340	1,830,389
RWE AG	108,169	2,669,813
SAP SE	209,239	25,761,286
Sartorius AG Preference Shares	7,616	1,236,668
Schaeffler AG Preference Shares	36,347	464,809
Siemens AG	163,007	20,890,954
Siemens Healthineers AG (b)(d)	32,376	1,424,278
Symrise AG	25,854	2,360,912
Security Description	Shares	Value
Telefonica Deutschland Holding AG	156,139	$ 660,315
ThyssenKrupp AG	90,990	2,297,588
TUI AG	97,278	1,868,579
Uniper SE	44,438	1,368,306
United Internet AG	26,088	1,234,774
Volkswagen AG	6,922	1,206,789
Volkswagen AG Preference Shares	39,011	6,869,187
Vonovia SE	103,296	5,048,685
Wirecard AG	24,994	5,419,998
Zalando SE (b)(d)	24,542	955,220
		288,801,145
HONG KONG — 3.3%
AIA Group, Ltd.	2,581,400	23,059,702
ASM Pacific Technology, Ltd.	66,900	681,406
Bank of East Asia, Ltd.	268,086	1,000,410
CK Asset Holdings, Ltd.	545,179	4,093,249
CK Hutchison Holdings, Ltd.	571,500	6,587,854
CK Infrastructure Holdings, Ltd.	153,000	1,212,284
CLP Holdings, Ltd.	347,500	4,070,132
Dairy Farm International Holdings, Ltd.	77,000	693,000
Galaxy Entertainment Group, Ltd.	501,000	3,178,910
Hang Lung Group, Ltd.	187,000	497,080
Hang Lung Properties, Ltd.	478,000	934,632
Hang Seng Bank, Ltd.	161,400	4,385,186
Henderson Land Development Co., Ltd.	288,579	1,451,211
HK Electric Investments & HK Electric Investments, Ltd. (a)	618,990	624,931
HKT Trust & HKT, Ltd.	821,000	1,128,955
Hong Kong & China Gas Co., Ltd.	1,950,350	3,873,333
Hong Kong Exchanges & Clearing, Ltd.	254,005	7,271,290
Hongkong Land Holdings, Ltd.	254,900	1,687,438
Hysan Development Co., Ltd.	131,000	662,124
Jardine Matheson Holdings, Ltd.	46,800	2,936,700
Jardine Strategic Holdings, Ltd.	48,100	1,746,030
Kerry Properties, Ltd.	146,000	495,380
Li & Fung, Ltd.	1,624,000	363,200
Link REIT	457,500	4,504,898
Melco Resorts & Entertainment, Ltd. ADR	57,123	1,208,152
MTR Corp., Ltd.	314,145	1,654,050
New World Development Co., Ltd.	1,361,077	1,857,698
NWS Holdings, Ltd.	356,810	705,877
PCCW, Ltd.	1,075,000	626,462
Power Assets Holdings, Ltd.	308,000	2,145,203
Sands China, Ltd.	530,800	2,404,741
Shangri-La Asia, Ltd.	272,000	404,616
Sino Land Co., Ltd.	689,379	1,182,311
SJM Holdings, Ltd.	457,000	422,840
Sun Hung Kai Properties, Ltd.	338,000	4,924,280
Swire Pacific, Ltd. Class A	114,000	1,249,281

See accompanying notes to schedules of investments.

State Street International Developed Equity Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Swire Properties, Ltd.	238,200	$ 902,584
Techtronic Industries Co., Ltd.	288,000	1,840,279
WH Group, Ltd. (d)	1,834,309	1,291,651
Wharf Holdings, Ltd.	292,000	794,847
Wharf Real Estate Investment Co., Ltd.	266,000	1,716,699
Wheelock & Co., Ltd.	174,000	1,044,013
Yue Yuen Industrial Holdings, Ltd.	149,500	415,548
		103,930,467
IRELAND — 0.6%
AerCap Holdings NV (b)	28,614	1,645,877
AIB Group PLC	184,615	945,637
Bank of Ireland Group PLC (b)	193,711	1,483,844
CRH PLC	175,847	5,755,658
James Hardie Industries PLC	89,624	1,359,203
Kerry Group PLC Class A	33,613	3,718,701
Paddy Power Betfair PLC	16,919	1,444,379
Ryanair Holdings PLC ADR (b)	5,889	565,580
Smurfit Kappa Group PLC	46,728	1,848,591
		18,767,470
ISRAEL — 0.6%
Azrieli Group, Ltd.	10,695	549,427
Bank Hapoalim BM	235,198	1,723,138
Bank Leumi Le-Israel BM	316,526	2,088,295
Bezeq The Israeli Telecommunication Corp., Ltd.	417,768	480,591
Check Point Software Technologies, Ltd. (b)	28,110	3,307,704
Elbit Systems, Ltd.	5,012	635,701
Frutarom Industries, Ltd.	8,120	840,762
Israel Chemicals, Ltd.	150,124	916,548
Mizrahi Tefahot Bank, Ltd.	33,833	592,882
Nice, Ltd. (b)	13,541	1,532,402
Teva Pharmaceutical Industries, Ltd. ADR	75,028	1,616,103
Teva Pharmaceutical Industries, Ltd.	129,045	2,829,536
		17,113,089
ITALY — 1.9%
Assicurazioni Generali SpA	246,575	4,261,584
Atlantia SpA	101,235	2,101,233
Davide Campari-Milano SpA	130,799	1,114,355
Enel SpA	1,731,629	8,873,795
Eni SpA	541,047	10,232,030
Ferrari NV	25,993	3,580,636
Intesa Sanpaolo SpA	3,170,169	8,104,412
Leonardo SpA	85,867	1,035,244
Luxottica Group SpA	36,429	2,476,114
Mediobanca Banca di Credito Finanziario SpA	127,025	1,269,430
Moncler SpA	37,404	1,611,799
Pirelli & C SpA (b)(d)	89,601	752,229
Poste Italiane SpA (d)	105,767	845,442
Prysmian SpA	49,827	1,160,953
Recordati SpA	22,725	769,680
Security Description	Shares	Value
Snam SpA	491,323	$ 2,048,140
Telecom Italia SpA/Milano (b)(e)	2,467,700	1,499,039
Telecom Italia SpA/Milano (e)	1,270,582	683,877
Terna Rete Elettrica Nazionale SpA	296,222	1,583,028
UniCredit SpA	419,450	6,315,944
		60,318,964
JAPAN — 24.2%
ABC-Mart, Inc. (a)	5,800	322,719
Acom Co., Ltd. (a)	91,400	368,545
Aeon Co., Ltd. (a)	129,600	3,123,476
AEON Financial Service Co., Ltd. (a)	20,500	424,673
Aeon Mall Co., Ltd.	24,100	414,167
AGC, Inc.	38,500	1,598,164
Air Water, Inc.	34,400	631,457
Aisin Seiki Co., Ltd.	34,700	1,689,404
Ajinomoto Co., Inc.	101,100	1,736,106
Alfresa Holdings Corp.	37,400	1,000,977
Alps Electric Co., Ltd. (a)	42,400	1,077,311
Amada Holdings Co., Ltd.	73,000	779,584
ANA Holdings, Inc.	23,600	824,862
Aozora Bank, Ltd.	27,800	993,688
Asahi Group Holdings, Ltd.	76,300	3,308,337
Asahi Kasei Corp.	266,600	4,044,124
Asics Corp.	36,600	545,850
Astellas Pharma, Inc.	399,300	6,967,580
Bandai Namco Holdings, Inc.	42,400	1,648,070
Bank of Kyoto, Ltd. (a)	12,500	652,595
Benesse Holdings, Inc.	13,600	387,340
Bridgestone Corp.	129,000	4,875,617
Brother Industries, Ltd.	44,800	885,075
Calbee, Inc.	15,100	497,196
Canon, Inc.	208,200	6,617,088
Casio Computer Co., Ltd. (a)	37,900	619,627
Central Japan Railway Co.	30,500	6,353,216
Chiba Bank, Ltd.	134,000	915,473
Chubu Electric Power Co., Inc.	126,300	1,910,873
Chugai Pharmaceutical Co., Ltd.	48,400	3,110,622
Chugoku Electric Power Co., Inc. (a)	57,100	733,953
Coca-Cola Bottlers Japan Holdings, Inc. (a)	29,100	778,835
Concordia Financial Group, Ltd.	237,100	1,162,695
Credit Saison Co., Ltd.	39,200	639,500
CyberAgent, Inc.	21,600	1,150,504
CYBERDYNE, Inc. (a)(b)	22,300	176,107
Dai Nippon Printing Co., Ltd.	50,000	1,163,006
Daicel Corp.	51,500	598,495
Daifuku Co., Ltd.	20,600	1,050,086
Dai-ichi Life Holdings, Inc.	229,400	4,777,442
Daiichi Sankyo Co., Ltd.	120,100	5,207,488
Daikin Industries, Ltd.	51,900	6,911,014
Daito Trust Construction Co., Ltd.	15,700	2,020,121
Daiwa House Industry Co., Ltd.	120,600	3,576,007

See accompanying notes to schedules of investments.

State Street International Developed Equity Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Daiwa House REIT Investment Corp.	371	$ 848,905
Daiwa Securities Group, Inc.	347,800	2,116,471
DeNA Co., Ltd.	27,200	480,613
Denso Corp.	92,100	4,864,268
Dentsu, Inc.	47,700	2,213,136
Disco Corp.	6,500	1,088,436
Don Quijote Holdings Co., Ltd.	26,700	1,351,631
East Japan Railway Co.	64,100	5,956,557
Eisai Co., Ltd.	53,100	5,170,454
Electric Power Development Co., Ltd.	29,400	814,042
FamilyMart UNY Holdings Co., Ltd.	13,300	1,385,209
FANUC Corp.	40,500	7,637,540
Fast Retailing Co., Ltd.	12,600	6,425,074
Fuji Electric Co., Ltd.	24,800	993,441
FUJIFILM Holdings Corp.	81,900	3,688,150
Fujitsu, Ltd.	42,400	3,022,146
Fukuoka Financial Group, Inc.	33,800	929,920
Hakuhodo DY Holdings, Inc.	47,300	829,941
Hamamatsu Photonics KK	31,600	1,258,881
Hankyu Hanshin Holdings, Inc.	45,700	1,621,438
Hikari Tsushin, Inc.	4,900	968,913
Hino Motors, Ltd.	49,600	543,227
Hirose Electric Co., Ltd. (a)	6,510	711,839
Hisamitsu Pharmaceutical Co., Inc.	13,200	1,012,211
Hitachi Chemical Co., Ltd.	19,900	405,236
Hitachi Construction Machinery Co., Ltd. (a)	24,800	829,687
Hitachi High-Technologies Corp.	15,800	544,588
Hitachi Metals, Ltd.	40,500	501,682
Hitachi, Ltd.	207,600	7,054,946
Honda Motor Co., Ltd.	344,600	10,433,415
Hoshizaki Corp.	11,800	1,221,711
Hoya Corp.	80,000	4,754,149
Hulic Co., Ltd.	68,000	667,518
Idemitsu Kosan Co., Ltd.	30,500	1,613,813
IHI Corp.	30,200	1,144,614
Iida Group Holdings Co., Ltd. (a)	35,900	638,763
Inpex Corp.	222,600	2,776,988
Isetan Mitsukoshi Holdings, Ltd. (a)	68,300	838,830
Isuzu Motors, Ltd.	117,400	1,851,155
ITOCHU Corp.	297,000	5,438,746
J Front Retailing Co., Ltd.	52,200	810,218
Japan Airlines Co., Ltd.	23,600	848,549
Japan Airport Terminal Co., Ltd.	8,200	373,236
Japan Exchange Group, Inc.	102,400	1,785,024
Japan Post Bank Co., Ltd.	90,900	1,074,778
Japan Post Holdings Co., Ltd.	337,400	4,016,065
Japan Prime Realty Investment Corp. REIT	191	681,032
Japan Real Estate Investment Corp. REIT	292	1,532,174
Security Description	Shares	Value
Japan Retail Fund Investment Corp. REIT	542	$ 983,459
Japan Tobacco, Inc.	228,600	5,969,341
JFE Holdings, Inc.	107,100	2,458,156
JGC Corp.	42,000	963,613
JSR Corp.	42,300	789,878
JTEKT Corp.	49,700	727,659
JXTG Holdings, Inc.	685,400	5,179,195
Kajima Corp.	100,500	1,460,805
Kakaku.com, Inc.	26,600	520,361
Kamigumi Co., Ltd.	20,000	440,903
Kaneka Corp.	9,800	452,965
Kansai Electric Power Co., Inc.	147,800	2,229,004
Kansai Paint Co., Ltd. (a)	39,400	726,360
Kao Corp.	106,200	8,577,530
Kawasaki Heavy Industries, Ltd.	33,000	931,153
KDDI Corp.	374,600	10,352,330
Keihan Holdings Co., Ltd.	19,500	745,081
Keikyu Corp. (a)	43,500	793,137
Keio Corp.	23,300	1,275,926
Keisei Electric Railway Co., Ltd.	28,100	989,567
Keyence Corp.	20,800	12,082,440
Kikkoman Corp.	29,900	1,779,496
Kintetsu Group Holdings Co., Ltd.	35,300	1,420,267
Kirin Holdings Co., Ltd.	174,300	4,467,027
Kobayashi Pharmaceutical Co., Ltd.	10,700	787,534
Kobe Steel, Ltd.	62,900	559,308
Koito Manufacturing Co., Ltd.	23,100	1,517,155
Komatsu, Ltd.	193,900	5,899,709
Konami Holdings Corp.	18,400	720,870
Konica Minolta, Inc.	93,100	990,138
Kose Corp. (a)	6,500	1,238,940
Kubota Corp.	208,500	3,544,601
Kuraray Co., Ltd.	66,900	1,005,988
Kurita Water Industries, Ltd.	23,800	693,560
Kyocera Corp.	67,600	4,058,916
Kyowa Hakko Kirin Co., Ltd.	59,900	1,122,746
Kyushu Electric Power Co., Inc.	82,000	989,761
Kyushu Railway Co.	36,500	1,111,855
Lawson, Inc. (a)	12,000	731,082
LINE Corp. (a)(b)	16,600	701,501
Lion Corp.	51,200	1,137,728
LIXIL Group Corp.	57,100	1,099,923
M3, Inc.	88,400	2,006,385
Mabuchi Motor Co., Ltd.	9,600	387,516
Makita Corp.	47,100	2,359,458
Marubeni Corp.	338,600	3,100,268
Marui Group Co., Ltd. (a)	39,800	982,517
Maruichi Steel Tube, Ltd.	10,400	339,235
Mazda Motor Corp. (a)	127,000	1,525,096
McDonald's Holdings Co. Japan, Ltd.	13,200	579,901
Mebuki Financial Group, Inc.	181,300	627,291
Medipal Holdings Corp.	38,600	805,745
MEIJI Holdings Co., Ltd.	26,200	1,759,968
MINEBEA MITSUMI, Inc.	78,300	1,420,064

See accompanying notes to schedules of investments.

State Street International Developed Equity Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
MISUMI Group, Inc.	57,500	$ 1,488,313
Mitsubishi Chemical Holdings Corp.	271,900	2,603,260
Mitsubishi Corp.	288,000	8,876,947
Mitsubishi Electric Corp.	386,400	5,294,991
Mitsubishi Estate Co., Ltd.	251,700	4,281,238
Mitsubishi Gas Chemical Co., Inc.	35,900	764,556
Mitsubishi Heavy Industries, Ltd.	63,000	2,433,253
Mitsubishi Materials Corp.	21,600	645,613
Mitsubishi Motors Corp.	136,100	960,974
Mitsubishi Tanabe Pharma Corp.	49,200	822,996
Mitsubishi UFJ Financial Group, Inc.	2,521,300	15,740,228
Mitsubishi UFJ Lease & Finance Co., Ltd.	81,700	481,202
Mitsui & Co., Ltd.	352,200	6,265,089
Mitsui Chemicals, Inc.	42,100	1,053,010
Mitsui Fudosan Co., Ltd.	189,100	4,476,735
Mitsui OSK Lines, Ltd. (a)	27,400	799,674
Mizuho Financial Group, Inc.	5,169,900	9,021,210
MS&AD Insurance Group Holdings, Inc.	100,400	3,353,591
Murata Manufacturing Co., Ltd.	37,400	5,750,680
Nabtesco Corp.	24,000	638,112
Nagoya Railroad Co., Ltd.	36,000	891,878
NEC Corp.	57,100	1,578,501
Nexon Co., Ltd. (b)	87,800	1,147,889
NGK Insulators, Ltd.	53,200	877,729
NGK Spark Plug Co., Ltd.	36,100	1,051,996
NH Foods, Ltd.	21,000	775,587
Nidec Corp.	46,600	6,705,789
Nikon Corp.	67,200	1,263,125
Nintendo Co., Ltd.	23,700	8,650,808
Nippon Building Fund, Inc. REIT	296	1,712,127
Nippon Electric Glass Co., Ltd. (a)	20,600	648,369
Nippon Express Co., Ltd.	15,800	1,037,707
Nippon Paint Holdings Co., Ltd. (a)	31,600	1,179,592
Nippon Prologis REIT, Inc.	331	655,385
Nippon Steel & Sumitomo Metal Corp.	156,100	3,303,133
Nippon Telegraph & Telephone Corp.	144,000	6,506,211
Nippon Yusen KK	36,900	694,240
Nissan Chemical Corp.	28,300	1,494,916
Nissan Motor Co., Ltd.	492,100	4,607,548
Nisshin Seifun Group, Inc.	40,900	896,606
Nissin Foods Holdings Co., Ltd.	14,700	1,010,758
Nitori Holdings Co., Ltd.	17,400	2,496,219
Nitto Denko Corp.	34,400	2,579,129
NOK Corp.	19,900	341,814
Nomura Holdings, Inc.	711,900	3,401,401
Nomura Real Estate Holdings, Inc.	31,100	628,106
Security Description	Shares	Value
Nomura Real Estate Master Fund, Inc. REIT	818	$ 1,117,697
Nomura Research Institute, Ltd.	25,400	1,283,585
NSK, Ltd.	73,800	845,953
NTT Data Corp.	134,900	1,868,184
NTT DOCOMO, Inc.	280,700	7,549,751
Obayashi Corp.	145,600	1,379,281
Obic Co., Ltd.	13,100	1,239,820
Odakyu Electric Railway Co., Ltd. (a)	63,400	1,500,367
Oji Holdings Corp.	194,000	1,409,077
Olympus Corp.	61,000	2,381,785
Omron Corp.	40,500	1,711,494
Ono Pharmaceutical Co., Ltd.	79,400	2,247,401
Oracle Corp. Japan	7,400	596,769
Oriental Land Co., Ltd.	42,400	4,434,670
ORIX Corp.	280,700	4,552,092
Osaka Gas Co., Ltd.	76,100	1,484,682
Otsuka Corp.	22,600	843,633
Otsuka Holdings Co., Ltd.	82,100	4,139,514
Panasonic Corp.	462,800	5,392,576
Park24 Co., Ltd.	25,300	765,114
Pola Orbis Holdings, Inc.	20,800	759,959
Rakuten, Inc. (a)	182,000	1,395,304
Recruit Holdings Co., Ltd.	236,600	7,898,818
Renesas Electronics Corp. (b)	191,400	1,196,408
Resona Holdings, Inc.	443,700	2,493,408
Ricoh Co., Ltd. (a)	135,700	1,457,534
Rinnai Corp.	7,700	587,067
Rohm Co., Ltd.	20,000	1,457,939
Ryohin Keikaku Co., Ltd.	5,000	1,487,873
Sankyo Co., Ltd.	9,200	360,030
Santen Pharmaceutical Co., Ltd.	80,200	1,271,649
SBI Holdings, Inc.	44,400	1,379,865
Secom Co., Ltd.	44,300	3,612,331
Sega Sammy Holdings, Inc.	32,200	474,843
Seibu Holdings, Inc.	48,100	865,152
Seiko Epson Corp. (a)	60,800	1,037,376
Sekisui Chemical Co., Ltd.	82,700	1,526,075
Sekisui House, Ltd.	137,500	2,097,273
Seven & i Holdings Co., Ltd.	157,000	6,994,057
Seven Bank, Ltd. (a)	126,400	399,503
SG Holdings Co., Ltd.	22,700	594,954
Sharp Corp.	34,800	707,428
Shimadzu Corp.	49,500	1,551,437
Shimamura Co., Ltd.	5,100	484,025
Shimano, Inc.	15,400	2,482,493
Shimizu Corp.	122,200	1,115,653
Shin-Etsu Chemical Co., Ltd.	76,500	6,778,822
Shinsei Bank, Ltd.	30,900	505,184
Shionogi & Co., Ltd.	58,300	3,810,531
Shiseido Co., Ltd.	78,900	6,112,084
Shizuoka Bank, Ltd.	100,700	904,292
Showa Denko KK	28,300	1,562,187
Showa Shell Sekiyu KK	44,000	932,412
SMC Corp.	12,200	3,905,375
SoftBank Group Corp.	176,100	17,782,867

See accompanying notes to schedules of investments.

State Street International Developed Equity Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Sohgo Security Services Co., Ltd.	15,700	$ 690,421
Sompo Holdings, Inc.	69,500	2,960,871
Sony Corp.	270,600	16,595,498
Sony Financial Holdings, Inc.	33,200	731,899
Stanley Electric Co., Ltd.	27,300	933,754
Start Today Co., Ltd.	43,000	1,302,285
Subaru Corp.	131,600	4,031,941
SUMCO Corp. (a)	50,000	725,448
Sumitomo Chemical Co., Ltd.	328,000	1,920,324
Sumitomo Corp.	235,400	3,926,269
Sumitomo Dainippon Pharma Co., Ltd. (a)	37,000	849,875
Sumitomo Electric Industries, Ltd.	163,800	2,569,808
Sumitomo Heavy Industries, Ltd.	22,800	813,963
Sumitomo Metal Mining Co., Ltd.	46,500	1,631,809
Sumitomo Mitsui Financial Group, Inc.	287,400	11,603,789
Sumitomo Mitsui Trust Holdings, Inc.	68,900	2,836,434
Sumitomo Realty & Development Co., Ltd.	77,000	2,765,858
Sumitomo Rubber Industries, Ltd. (a)	36,000	540,388
Sundrug Co., Ltd.	16,700	596,192
Suntory Beverage & Food, Ltd.	28,800	1,219,598
Suzuken Co., Ltd.	17,400	825,690
Suzuki Motor Corp.	73,200	4,194,089
Sysmex Corp.	35,300	3,039,433
T&D Holdings, Inc.	122,600	2,023,815
Taiheiyo Cement Corp.	23,800	746,991
Taisei Corp.	46,100	2,102,373
Taisho Pharmaceutical Holdings Co., Ltd.	8,100	990,527
Taiyo Nippon Sanso Corp.	23,300	348,726
Takashimaya Co., Ltd.	26,500	447,713
Takeda Pharmaceutical Co., Ltd. (a)	150,600	6,445,099
TDK Corp.	27,900	3,043,368
Teijin, Ltd.	40,800	782,702
Temp Holdings Co., Ltd.	41,200	966,659
Terumo Corp.	64,200	3,803,900
THK Co., Ltd.	26,100	664,535
Tobu Railway Co., Ltd.	42,600	1,260,166
Toho Co., Ltd.	22,700	712,466
Toho Gas Co., Ltd.	17,900	680,006
Tohoku Electric Power Co., Inc.	90,200	1,224,531
Tokio Marine Holdings, Inc.	140,200	6,957,850
Tokyo Century Corp.	9,800	609,130
Tokyo Electric Power Co. Holdings, Inc. (b)	293,600	1,442,345
Tokyo Electron, Ltd.	33,100	4,548,937
Tokyo Gas Co., Ltd.	81,600	2,006,145
Tokyo Tatemono Co., Ltd.	36,300	442,944
Tokyu Corp.	104,500	1,911,793
Tokyu Fudosan Holdings Corp.	98,200	684,724
Security Description	Shares	Value
Toppan Printing Co., Ltd.	57,000	$ 915,834
Toray Industries, Inc.	302,600	2,273,796
Toshiba Corp. (b)	141,200	4,083,655
Tosoh Corp.	56,500	870,493
TOTO, Ltd. (a)	30,300	1,257,776
Toyo Seikan Group Holdings, Ltd.	28,500	591,403
Toyo Suisan Kaisha, Ltd.	18,300	709,702
Toyoda Gosei Co., Ltd.	16,800	414,879
Toyota Industries Corp.	31,900	1,887,291
Toyota Motor Corp.	486,100	30,363,864
Toyota Tsusho Corp.	46,300	1,748,708
Trend Micro, Inc.	24,200	1,557,442
Tsuruha Holdings, Inc.	8,000	985,341
Unicharm Corp.	86,000	2,845,340
United Urban Investment Corp. REIT	568	891,618
USS Co., Ltd.	43,500	807,690
West Japan Railway Co.	35,800	2,496,560
Yahoo! Japan Corp.	630,500	2,270,322
Yakult Honsha Co., Ltd.	22,700	1,860,607
Yamada Denki Co., Ltd. (a)	127,900	647,467
Yamaguchi Financial Group, Inc. (a)	39,000	425,074
Yamaha Corp.	31,100	1,648,299
Yamaha Motor Co., Ltd.	57,100	1,601,122
Yamato Holdings Co., Ltd. (a)	67,200	2,063,596
Yamazaki Baking Co., Ltd.	30,000	600,607
Yaskawa Electric Corp. (a)	49,200	1,461,901
Yokogawa Electric Corp.	46,400	981,637
Yokohama Rubber Co., Ltd.	29,200	629,580
		753,817,414
LUXEMBOURG — 0.3%
ArcelorMittal	141,650	4,409,308
Eurofins Scientific SE	2,590	1,471,051
Millicom International Cellular SA SDR	14,562	835,909
RTL Group SA	8,135	580,629
SES SA	77,250	1,695,818
Tenaris SA	99,459	1,666,976
		10,659,691
MACAU — 0.0% (c)
MGM China Holdings, Ltd.	260,800	413,286
Wynn Macau, Ltd.	334,400	769,236
		1,182,522
MEXICO — 0.0% (c)
Fresnillo PLC	54,123	579,737
NETHERLANDS — 4.6%
ABN AMRO Group NV (d)	90,456	2,463,765
Aegon NV	400,475	2,599,267
Akzo Nobel NV	52,982	4,956,316
ASML Holding NV	87,468	16,346,481
EXOR NV	23,718	1,592,851
Heineken Holding NV	24,623	2,230,769
Heineken NV	54,202	5,084,294
ING Groep NV	827,074	10,743,866

See accompanying notes to schedules of investments.

State Street International Developed Equity Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Koninklijke Ahold Delhaize NV	260,134	$ 5,967,374
Koninklijke DSM NV	38,519	4,082,059
Koninklijke KPN NV	723,653	1,909,667
Koninklijke Philips NV	200,341	9,129,827
Koninklijke Vopak NV	15,913	784,416
NN Group NV	68,204	3,044,383
NXP Semiconductors NV	71,572	6,119,406
Randstad NV	25,095	1,340,217
Royal Dutch Shell PLC Class A	977,976	33,624,055
Royal Dutch Shell PLC Class B	797,255	27,956,459
Wolters Kluwer NV	61,305	3,822,324
		143,797,796
NEW ZEALAND — 0.2%
a2 Milk Co., Ltd. (b)	156,772	1,170,275
Auckland International Airport, Ltd.	220,061	1,064,993
Fisher & Paykel Healthcare Corp., Ltd.	128,350	1,280,599
Fletcher Building, Ltd. (b)	197,701	857,171
Meridian Energy, Ltd.	262,247	571,119
Ryman Healthcare, Ltd.	94,456	876,675
Spark New Zealand, Ltd.	418,892	1,124,703
		6,945,535
NORWAY — 0.8%
Aker BP ASA	23,820	1,010,331
DNB ASA	207,246	4,358,292
Equinor ASA	244,541	6,891,820
Gjensidige Forsikring ASA	44,759	754,109
Marine Harvest ASA	91,941	2,128,802
Norsk Hydro ASA	299,562	1,797,379
Orkla ASA	171,196	1,445,537
Schibsted ASA Class B	19,596	678,604
Telenor ASA	154,143	3,011,574
Yara International ASA	37,661	1,848,526
		23,924,974
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	556,669	2,054,802
Galp Energia SGPS SA	108,999	2,163,633
Jeronimo Martins SGPS SA	58,599	863,376
		5,081,811
SINGAPORE — 1.2%
Ascendas Real Estate Investment Trust	512,350	989,940
CapitaLand Commercial Trust REIT	620,838	808,791
CapitaLand Mall Trust REIT	528,100	858,039
CapitaLand, Ltd.	544,400	1,342,722
City Developments, Ltd.	90,700	604,733
ComfortDelGro Corp., Ltd.	469,500	834,987
DBS Group Holdings, Ltd.	375,413	7,168,387
Genting Singapore, Ltd.	1,313,300	1,018,844
Golden Agri-Resources, Ltd.	1,326,600	242,727
Jardine Cycle & Carriage, Ltd.	17,233	403,472
Keppel Corp., Ltd.	305,800	1,557,703
Oversea-Chinese Banking Corp., Ltd.	660,326	5,528,693
Security Description	Shares	Value
SATS, Ltd.	163,600	$ 625,017
Sembcorp Industries, Ltd.	177,900	402,321
Singapore Airlines, Ltd.	112,800	804,093
Singapore Exchange, Ltd.	152,600	823,114
Singapore Press Holdings, Ltd. (a)	306,400	643,589
Singapore Technologies Engineering, Ltd.	304,700	793,890
Singapore Telecommunications, Ltd.	1,726,300	4,093,543
Suntec Real Estate Investment Trust	564,700	797,651
United Overseas Bank, Ltd.	280,790	5,565,041
UOL Group, Ltd.	89,832	452,990
Venture Corp., Ltd.	59,700	770,308
Wilmar International, Ltd.	436,500	1,028,675
		38,159,270
SOUTH AFRICA — 0.1%
Investec PLC	145,593	1,024,487
Mediclinic International PLC	74,531	416,954
		1,441,441
SPAIN — 2.8%
ACS Actividades de Construccion y Servicios SA	52,416	2,233,121
Aena SME SA (d)	13,724	2,383,093
Amadeus IT Group SA	91,656	8,518,801
Banco Bilbao Vizcaya Argentaria SA (a)	1,410,793	8,996,109
Banco de Sabadell SA	1,215,062	1,889,723
Banco Santander SA	3,388,563	17,063,723
Bankia SA	238,631	936,002
Bankinter SA	132,602	1,221,664
CaixaBank SA	761,638	3,483,721
Enagas SA	44,589	1,204,120
Endesa SA	62,824	1,357,973
Ferrovial SA	103,505	2,148,349
Grifols SA	64,388	1,814,324
Iberdrola SA	1,260,354	9,278,202
Industria de Diseno Textil SA (a)	227,638	6,903,521
Mapfre SA	197,962	621,278
Naturgy Energy Group SA	70,605	1,928,000
Red Electrica Corp. SA	93,526	1,959,693
Repsol SA	285,615	5,694,346
Siemens Gamesa Renewable Energy SA (a)(b)	43,464	550,269
Telefonica SA	989,942	7,839,454
		88,025,486
SWEDEN — 2.7%
Alfa Laval AB	64,827	1,756,770
Assa Abloy AB Class B	211,013	4,238,910
Atlas Copco AB Class A	141,606	4,079,460
Atlas Copco AB Class B	85,079	2,268,754
Boliden AB	56,888	1,585,766
Electrolux AB Class B	46,560	1,026,150
Epiroc AB Class A (b)	133,225	1,487,568
Epiroc AB Class B (b)	77,417	796,525

See accompanying notes to schedules of investments.

State Street International Developed Equity Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Essity AB Class B	128,689	$ 3,232,708
Hennes & Mauritz AB Class B (a)	181,379	3,349,715
Hexagon AB Class B	52,932	3,100,973
Husqvarna AB Class B	80,679	686,749
ICA Gruppen AB (a)	18,803	596,236
Industrivarden AB Class C	37,373	829,979
Investor AB Class B	96,180	4,441,722
Kinnevik AB Class B	50,950	1,541,700
L E Lundbergforetagen AB Class B	17,802	599,726
Lundin Petroleum AB	39,977	1,529,278
Nordea Bank AB	635,956	6,926,494
Sandvik AB	238,179	4,224,884
Securitas AB Class B	67,661	1,177,365
Skandinaviska Enskilda Banken AB Class A	349,102	3,895,660
Skanska AB Class B	76,035	1,492,366
SKF AB Class B	79,713	1,571,726
Svenska Handelsbanken AB Class A	323,167	4,079,015
Swedbank AB Class A	191,023	4,731,971
Swedish Match AB	37,972	1,942,750
Tele2 AB Class B	82,824	996,511
Telefonaktiebolaget LM Ericsson Class B	645,564	5,725,958
Telia Co. AB	599,675	2,752,523
Volvo AB Class B	328,771	5,807,800
		82,473,712
SWITZERLAND — 8.7%
ABB, Ltd.	389,794	9,254,016
Adecco Group AG	35,541	1,875,290
Baloise Holding AG	9,710	1,488,111
Barry Callebaut AG	416	792,138
Chocoladefabriken Lindt & Spruengli AG (e)	230	1,619,984
Chocoladefabriken Lindt & Spruengli AG (e)	22	1,813,063
Cie Financiere Richemont SA	109,080	8,933,661
Clariant AG (b)	42,087	1,100,432
Coca-Cola HBC AG (b)	42,516	1,448,725
Credit Suisse Group AG (b)	541,199	8,172,282
Dufry AG (a)(b)	6,987	791,474
EMS-Chemie Holding AG	1,763	1,055,851
Ferguson PLC	49,757	4,227,296
Geberit AG	7,824	3,646,074
Givaudan SA	1,939	4,789,933
Glencore PLC (b)	2,438,914	10,549,602
Julius Baer Group, Ltd. (b)	47,546	2,390,442
Kuehne + Nagel International AG	11,324	1,802,705
LafargeHolcim, Ltd. (b)	100,537	4,986,709
Lonza Group AG (b)	15,642	5,364,527
Nestle SA	661,369	55,398,456
Novartis AG	461,031	39,835,193
Pargesa Holding SA	8,029	648,123
Partners Group Holding AG	3,750	2,988,713
Roche Holding AG	149,431	36,371,028
Security Description	Shares	Value
Schindler Holding AG (e)	8,500	$ 2,128,481
Schindler Holding AG (e)	3,865	936,970
SGS SA	1,133	2,997,207
Sika AG	27,205	3,979,929
Sonova Holding AG	11,265	2,252,308
STMicroelectronics NV	144,177	2,624,122
Straumann Holding AG	2,242	1,693,894
Swatch Group AG (e)	6,532	2,609,991
Swatch Group AG (e)	10,619	831,648
Swiss Life Holding AG (b)	7,413	2,823,133
Swiss Prime Site AG (b)	15,174	1,299,452
Swiss Re AG	66,849	6,200,368
Swisscom AG	5,624	2,564,424
Temenos AG (b)	12,192	1,987,066
UBS Group AG (b)	823,376	13,065,446
Vifor Pharma AG	9,918	1,727,629
Zurich Insurance Group AG	31,656	10,052,919
		271,118,815
UNITED ARAB EMIRATES — 0.0% (c)
NMC Health PLC	22,393	991,102
UNITED KINGDOM — 15.3%
3i Group PLC	199,746	2,451,625
Admiral Group PLC	40,811	1,106,967
Anglo American PLC	220,704	4,958,948
Ashtead Group PLC	105,546	3,354,219
Associated British Foods PLC	77,607	2,317,557
AstraZeneca PLC	269,928	20,989,730
Auto Trader Group PLC (d)	214,519	1,249,334
Aviva PLC	842,575	5,378,428
Babcock International Group PLC	62,625	590,446
BAE Systems PLC	668,868	5,493,349
Barclays PLC	3,621,393	8,112,269
Barratt Developments PLC	214,149	1,583,409
Berkeley Group Holdings PLC	27,055	1,297,990
BP PLC	4,244,463	32,617,698
British American Tobacco PLC	488,592	22,838,577
British Land Co. PLC REIT	206,542	1,661,295
BT Group PLC	1,797,641	5,281,512
Bunzl PLC	73,223	2,304,087
Burberry Group PLC	90,835	2,386,835
Carnival PLC	37,646	2,338,755
Centrica PLC	1,222,570	2,469,558
CNH Industrial NV	222,232	2,671,567
Coca-Cola European Partners PLC (e)	7,000	318,290
Coca-Cola European Partners PLC (e)	38,766	1,756,041
Compass Group PLC	340,191	7,568,259
ConvaTec Group PLC (d)	276,322	837,425
Croda International PLC	28,934	1,962,786
DCC PLC	18,891	1,715,814
Diageo PLC	524,689	18,603,955
Direct Line Insurance Group PLC	308,744	1,304,078

See accompanying notes to schedules of investments.

State Street International Developed Equity Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
easyJet PLC	35,408	$ 606,724
Experian PLC	193,408	4,969,870
Fiat Chrysler Automobiles NV (b)	227,174	3,995,934
G4S PLC	337,308	1,064,477
GlaxoSmithKline PLC	1,056,716	21,177,259
GVC Holdings PLC	121,153	1,451,134
Hammerson PLC REIT	169,641	1,010,313
Hargreaves Lansdown PLC	62,731	1,828,327
HSBC Holdings PLC	4,263,958	37,243,644
Imperial Brands PLC	198,644	6,919,002
Informa PLC	265,450	2,638,431
InterContinental Hotels Group PLC	37,260	2,322,549
International Consolidated Airlines Group SA	119,045	1,023,480
Intertek Group PLC	34,378	2,237,944
ITV PLC	758,375	1,561,071
J Sainsbury PLC	389,363	1,633,935
John Wood Group PLC	144,076	1,449,699
Johnson Matthey PLC	40,228	1,868,601
Kingfisher PLC	474,487	1,596,387
Land Securities Group PLC REIT	162,814	1,875,613
Legal & General Group PLC	1,274,997	4,359,493
Lloyds Banking Group PLC	15,412,787	11,912,700
London Stock Exchange Group PLC	67,062	4,010,557
Marks & Spencer Group PLC	337,505	1,271,076
Meggitt PLC	167,696	1,238,626
Melrose Industries PLC	1,026,167	2,675,007
Merlin Entertainments PLC (d)	167,876	876,550
Micro Focus International PLC	25,294	471,515
Micro Focus International PLC ADR (a)	63,206	1,168,047
Mondi PLC	75,935	2,083,444
National Grid PLC	699,398	7,217,961
Next PLC	30,741	2,202,423
Pearson PLC	171,114	1,985,956
Persimmon PLC	68,081	2,099,671
Prudential PLC	553,758	12,705,840
Randgold Resources, Ltd.	21,146	1,502,861
Reckitt Benckiser Group PLC	140,257	12,832,410
RELX PLC (e)	222,852	4,696,259
RELX PLC (e)	189,870	3,990,561
Rio Tinto PLC	253,775	12,840,285
Rio Tinto, Ltd.	85,450	4,869,524
Rolls-Royce Holdings PLC (b)	350,875	4,517,932
Royal Bank of Scotland Group PLC	1,010,414	3,294,075
Royal Mail PLC	191,233	1,189,779
RSA Insurance Group PLC	212,803	1,595,658
Sage Group PLC	224,651	1,717,894
Schroders PLC	25,234	1,018,453
Segro PLC REIT	208,711	1,735,897
Severn Trent PLC	53,107	1,280,509
Shire PLC ADR	3,274	593,478
Shire PLC	181,530	10,944,940
Security Description	Shares	Value
Sky PLC	220,447	$ 4,970,422
Smith & Nephew PLC	185,599	3,387,214
Smiths Group PLC	83,413	1,626,726
SSE PLC	208,013	3,108,631
St James's Place PLC	111,941	1,669,973
Standard Chartered PLC	581,781	4,828,184
Standard Life Aberdeen PLC	550,222	2,194,884
Taylor Wimpey PLC	727,290	1,629,389
Tesco PLC	2,035,138	6,364,102
Travis Perkins PLC	54,867	762,358
Unilever NV	329,321	18,346,909
Unilever PLC	260,743	14,335,319
United Utilities Group PLC	143,593	1,318,257
Vodafone Group PLC	5,701,682	12,231,029
Weir Group PLC	50,739	1,166,510
Whitbread PLC	39,901	2,454,391
Wm Morrison Supermarkets PLC	494,784	1,673,708
WPP PLC	270,506	3,966,710
		476,929,294
TOTAL COMMON STOCKS (Cost $2,740,510,777)		3,065,972,652

RIGHTS — 0.0% (c)
AUSTRALIA — 0.0% (c)
Harvey Norman Holdings, Ltd. (expiring 10/15/18) (a) (b) (Cost $0)	6,329	3,663
SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (f) (g)	28,677,805	28,677,805
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	21,174,822	21,174,822
TOTAL SHORT-TERM INVESTMENTS (Cost $49,852,627)		49,852,627
TOTAL INVESTMENTS — 100.0% (Cost $2,790,363,404)		3,115,828,942
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		529,714
NET ASSETS — 100.0%		$ 3,116,358,656

See accompanying notes to schedules of investments.

State Street International Developed Equity Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at September 30, 2018.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2018.
(h)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
REIT	= Real Estate Investment Trust
SDR	= Swedish Depositary Receipt

At September 30, 2018, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI EAFE (long)	507	12/21/2018	$49,585,016	$50,078,925	$493,909
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$ 209,110,612	$—	$—	$ 209,110,612
Austria	7,397,519	—	—	7,397,519
Belgium	30,990,460	—	—	30,990,460
Chile	1,016,500	—	—	1,016,500
China	4,816,958	—	—	4,816,958
Denmark	51,580,550	—	—	51,580,550
Finland	32,701,924	—	—	32,701,924
France	334,298,394	—	—	334,298,394
Germany	288,801,145	—	—	288,801,145
Hong Kong	103,930,467	—	—	103,930,467
Ireland	18,767,470	—	—	18,767,470
Israel	17,113,089	—	—	17,113,089
Italy	60,318,964	—	—	60,318,964
Japan	753,817,414	—	—	753,817,414
Luxembourg	10,659,691	—	—	10,659,691
Macau	1,182,522	—	—	1,182,522
Mexico	579,737	—	—	579,737
Netherlands	143,797,796	—	—	143,797,796
New Zealand	6,945,535	—	—	6,945,535
Norway	23,924,974	—	—	23,924,974
Portugal	5,081,811	—	—	5,081,811
Singapore	38,159,270	—	—	38,159,270
South Africa	1,441,441	—	—	1,441,441
See accompanying notes to schedules of investments.

State Street International Developed Equity Index Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Spain	$ 88,025,486	$—	$—	$ 88,025,486
Sweden	82,473,712	—	—	82,473,712
Switzerland	271,118,815	—	—	271,118,815
United Arab Emirates	991,102	—	—	991,102
United Kingdom	476,929,294	—	—	476,929,294
Rights
Australia	3,663	—	—	3,663
Short-Term Investments	49,852,627	—	—	49,852,627
TOTAL INVESTMENTS	$3,115,828,942	$—	$—	$3,115,828,942
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	493,909	—	—	493,909
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,116,322,851	$—	$—	$3,116,322,851

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	18,151,852	$18,151,852	$ 491,898,097	$ 481,372,144	$—	$—	28,677,805	$28,677,805	$ 395,864	$—
State Street Navigator Securities Lending Government Money Market Portfolio	15,887,666	15,887,666	575,241,889	569,954,733	—	—	21,174,822	21,174,822	640,783	—
Total		$34,039,518	$1,067,139,986	$1,051,326,877	$—	$—		$49,852,627	$1,036,647	$—
See accompanying notes to schedules of investments.

State Street Target Retirement Fund Schedule of Investments
September 30, 2018 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 19.9%
State Street Equity 500 Index II Portfolio	3,174,680	$ 45,874,127
State Street Small/Mid Cap Equity Index Portfolio	647,013	8,663,510
		54,537,637
DOMESTIC FIXED INCOME — 46.8%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	532,198	19,185,738
SPDR Portfolio Short Term Corporate Bond ETF	362,791	10,949,032
SPDR Portfolio Short Term Treasury ETF (b)	1,470,075	43,286,358
State Street Aggregate Bond Index Portfolio	5,676,239	54,775,706
		128,196,834
INFLATION LINKED — 18.0%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	2,595,892	49,295,989
INTERNATIONAL EQUITY — 10.1%
State Street Global Equity ex-U.S. Index Portfolio	2,619,288	27,502,522
REAL ESTATE — 5.0%
SPDR Dow Jones Global Real Estate ETF (b)	290,095	13,799,819
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $272,026,691)		273,332,801
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 7.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c)(d)	1,275,038	$ 1,275,038
State Street Navigator Securities Lending Government Money Market Portfolio (c)(e)	19,901,459	19,901,459
TOTAL SHORT-TERM INVESTMENTS (Cost $21,176,497)		$ 21,176,497
TOTAL INVESTMENTS—107.5% (Cost $293,203,188)		294,509,298
LIABILITIES IN EXCESS OF OTHER ASSETS—(7.5)%		(20,489,036)
NET ASSETS—100.0%		$ 274,020,262

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$ 54,537,637	$—	$—	$ 54,537,637
Domestic Fixed Income	128,196,834	—	—	128,196,834
Inflation Linked	49,295,989	—	—	49,295,989
International Equity	27,502,522	—	—	27,502,522
Real Estate	13,799,819	—	—	13,799,819
Short-Term Investments	21,176,497	—	—	21,176,497
TOTAL INVESTMENTS	$294,509,298	$—	$—	$294,509,298
See accompanying notes to schedules of investments.

State Street Target Retirement Fund Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	1,261,325	$ 24,330,959	$ 29,821,915	$ 4,311,555	$ (175,139)	$ (370,191)	2,595,892	$ 49,295,989	$ 430,967	$—
SPDR Bloomberg Barclays High Yield Bond ETF	257,521	9,456,171	13,143,114	3,169,618	(6,051)	(237,878)	532,198	19,185,738	491,672	—
SPDR Dow Jones Global Real Estate ETF	138,619	6,775,697	8,681,216	1,347,219	(89,722)	(220,153)	290,095	13,799,819	293,595	—
SPDR Portfolio Short Term Corporate Bond ETF	177,386	5,396,082	7,219,081	1,604,466	(20,560)	(41,105)	362,791	10,949,032	111,321	—
SPDR Portfolio Short Term Treasury ETF	714,687	21,351,060	26,198,404	3,828,979	(127,047)	(307,080)	1,470,075	43,286,358	380,546	—
State Street Aggregate Bond Index Portfolio	2,706,569	27,065,687	33,213,641	4,211,846	(235,675)	(1,056,101)	5,676,239	54,775,706	702,868	—
State Street Equity 500 Index II Portfolio	1,722,843	22,517,564	27,319,414	7,023,239	1,369,338	1,691,050	3,174,680	45,874,127	—	—
State Street Global Equity ex-U.S. Index Portfolio	1,271,615	13,746,163	16,551,907	2,068,528	399,175	(1,126,195)	2,619,288	27,502,522	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,512,269	1,512,269	144,959,402	145,196,633	—	—	1,275,038	1,275,038	23,119	—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	213,456,813	193,555,354	—	—	19,901,459	19,901,459	133,177	—
State Street Small/Mid Cap Equity Index Portfolio	350,686	4,243,297	4,950,100	1,115,021	254,030	331,104	647,013	8,663,510	—	—
Total		$136,394,949	$525,515,007	$367,432,458	$1,368,349	$(1,336,549)		$294,509,298	$2,567,265	$—
See accompanying notes to schedules of investments.

State Street Target Retirement 2015 Fund Schedule of Investments
September 30, 2018 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 21.8%
State Street Equity 500 Index II Portfolio	3,484,546	$ 50,351,691
State Street Small/Mid Cap Equity Index Portfolio	652,919	8,742,585
		59,094,276
DOMESTIC FIXED INCOME — 41.8%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	527,440	19,014,212
SPDR Portfolio Short Term Corporate Bond ETF	246,860	7,450,235
SPDR Portfolio Short Term Treasury ETF (b)	993,918	29,265,916
State Street Aggregate Bond Index Portfolio	5,970,629	57,616,567
		113,346,930
INFLATION LINKED — 19.9%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	2,835,238	53,841,170
INTERNATIONAL EQUITY — 11.3%
State Street Global Equity ex-U.S. Index Portfolio	2,905,319	30,505,851
REAL ESTATE — 5.0%
SPDR Dow Jones Global Real Estate ETF (b)	286,837	13,644,836
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $266,761,365)		270,433,063
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 7.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c)(d)	530,395	$ 530,395
State Street Navigator Securities Lending Government Money Market Portfolio (c)(e)	18,739,676	18,739,676
TOTAL SHORT-TERM INVESTMENTS (Cost $19,270,071)		$ 19,270,071
TOTAL INVESTMENTS—106.9% (Cost $286,031,436)		289,703,134
LIABILITIES IN EXCESS OF OTHER ASSETS—(6.9)%		(18,583,134)
NET ASSETS—100.0%		$ 271,120,000

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$ 59,094,276	$—	$—	$ 59,094,276
Domestic Fixed Income	113,346,930	—	—	113,346,930
Inflation Linked	53,841,170	—	—	53,841,170
International Equity	30,505,851	—	—	30,505,851
Real Estate	13,644,836	—	—	13,644,836
Short-Term Investments	19,270,071	—	—	19,270,071
TOTAL INVESTMENTS	$289,703,134	$—	$—	$289,703,134
See accompanying notes to schedules of investments.

State Street Target Retirement 2015 Fund Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	2,695,928	$ 52,004,451	$ 13,605,109	$ 10,871,465	$ (381,280)	$ (515,645)	2,835,238	$ 53,841,170	$ 700,461	$—
SPDR Bloomberg Barclays High Yield Bond ETF	471,983	17,331,216	12,031,578	9,976,821	(214,819)	(156,942)	527,440	19,014,212	711,372	—
SPDR Dow Jones Global Real Estate ETF	253,572	12,394,599	4,533,529	2,921,216	(95,493)	(266,583)	286,837	13,644,836	364,230	—
SPDR Portfolio Short Term Corporate Bond ETF	162,611	4,946,627	5,233,699	2,681,394	(34,156)	(14,541)	246,860	7,450,235	93,278	—
SPDR Portfolio Short Term Treasury ETF	645,897	19,295,979	13,844,910	3,517,828	(79,449)	(277,696)	993,918	29,265,916	315,792	—
State Street Aggregate Bond Index Portfolio	5,447,111	54,471,108	15,330,127	10,015,197	(485,018)	(1,684,453)	5,970,629	57,616,567	1,109,916	—
State Street Equity 500 Index II Portfolio	3,712,837	48,526,773	12,237,032	15,799,173	2,689,911	2,697,148	3,484,546	50,351,691	—	—
State Street Global Equity ex-U.S. Index Portfolio	2,782,326	30,076,951	8,067,300	6,630,844	1,141,251	(2,148,807)	2,905,319	30,505,851	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	959,567	959,567	57,170,653	57,599,825	—	—	530,395	530,395	7,169	—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	180,614,432	161,874,756	—	—	18,739,676	18,739,676	141,051	—
State Street Small/Mid Cap Equity Index Portfolio	648,841	7,850,978	1,770,000	1,800,000	322,311	599,296	652,919	8,742,585	—	—
Total		$247,858,249	$324,438,369	$283,688,519	$2,863,258	$(1,768,223)		$289,703,134	$3,443,269	$—
See accompanying notes to schedules of investments.

State Street Target Retirement 2020 Fund Schedule of Investments
September 30, 2018 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 29.6%
State Street Equity 500 Index II Portfolio	15,197,818	$ 219,608,474
State Street Small/Mid Cap Equity Index Portfolio	3,401,867	45,551,000
		265,159,474
DOMESTIC FIXED INCOME — 32.4%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	1,585,155	57,144,838
SPDR Portfolio Long Term Treasury ETF (b)	277,858	9,391,600
State Street Aggregate Bond Index Portfolio	23,200,729	223,887,035
		290,423,473
INFLATION LINKED — 16.8%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	7,545,908	143,296,793
SPDR Bloomberg Barclays TIPS ETF	123,259	6,713,918
		150,010,711
INTERNATIONAL EQUITY — 16.5%
State Street Global Equity ex-U.S. Index Portfolio	14,104,281	148,094,950
REAL ESTATE — 4.4%
SPDR Dow Jones Global Real Estate ETF	829,634	39,465,689
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $860,648,145)		893,154,297
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 6.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c)(d)	1,422,844	$ 1,422,844
State Street Navigator Securities Lending Government Money Market Portfolio (c)(e)	53,963,468	53,963,468
TOTAL SHORT-TERM INVESTMENTS (Cost $55,386,311)		$ 55,386,312
TOTAL INVESTMENTS—105.9% (Cost $916,034,456)		948,540,609
LIABILITIES IN EXCESS OF OTHER ASSETS—(5.9)%		(52,775,416)
NET ASSETS—100.0%		$ 895,765,193

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$265,159,474	$—	$—	$265,159,474
Domestic Fixed Income	290,423,473	—	—	290,423,473
Inflation Linked	150,010,711	—	—	150,010,711
International Equity	148,094,950	—	—	148,094,950
Real Estate	39,465,689	—	—	39,465,689
Short-Term Investments	55,386,312	—	—	55,386,312
TOTAL INVESTMENTS	$948,540,609	$—	$—	$948,540,609
See accompanying notes to schedules of investments.

State Street Target Retirement 2020 Fund Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	4,622,893	$ 89,175,606	$ 63,316,820	$ 7,244,555	$ (312,131)	$ (1,638,947)	7,545,908	$143,296,793	$1,538,332	$—
SPDR Bloomberg Barclays High Yield Bond ETF	1,266,946	46,522,257	21,163,775	9,615,046	39,639	(965,787)	1,585,155	57,144,838	1,939,681	—
SPDR Bloomberg Barclays TIPS ETF	413,971	23,285,869	4,411,005	20,417,737	(473,532)	(91,687)	123,259	6,713,918	374,126	—
SPDR Dow Jones Global Real Estate ETF	636,734	31,123,558	13,588,616	4,394,805	(246,370)	(605,310)	829,634	39,465,689	948,385	—
SPDR Portfolio Long Term Treasury ETF	382,227	13,985,686	3,731,777	7,292,708	(162,627)	(870,528)	277,858	9,391,600	228,876	—
State Street Aggregate Bond Index Portfolio	19,384,934	193,849,339	54,887,218	17,237,833	(810,335)	(6,801,354)	23,200,729	223,887,035	3,950,240	—
State Street Equity 500 Index II Portfolio	15,046,398	196,656,415	43,812,075	43,145,944	8,467,700	13,818,228	15,197,818	219,608,474	—	—
State Street Global Equity ex-U.S. Index Portfolio	12,706,587	137,358,201	34,661,990	19,500,421	3,796,608	(8,221,428)	14,104,281	148,094,950	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,094,506	5,094,506	145,242,525	148,914,187	—	—	1,422,844	1,422,844	24,290	—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	487,535,525	433,572,057	—	—	53,963,468	53,963,468	257,808	—
State Street Small/Mid Cap Equity Index Portfolio	3,453,558	41,788,055	8,574,981	9,516,989	2,105,831	2,599,122	3,401,867	45,551,000	—	—
Total		$778,839,492	$880,926,307	$720,852,282	$12,404,783	$ (2,777,691)		$948,540,609	$9,261,738	$—
See accompanying notes to schedules of investments.

State Street Target Retirement 2025 Fund Schedule of Investments
September 30, 2018 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6% (a)
DOMESTIC EQUITY — 38.4%
State Street Equity 500 Index II Portfolio	22,855,445	$ 330,261,172
State Street Small/Mid Cap Equity Index Portfolio	6,015,343	80,545,439
		410,806,611
DOMESTIC FIXED INCOME — 28.5%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	1,782,066	64,243,479
SPDR Portfolio Long Term Treasury ETF (b)	1,908,957	64,522,747
State Street Aggregate Bond Index Portfolio	18,291,271	176,510,766
		305,276,992
INFLATION LINKED — 8.1%
SPDR Bloomberg Barclays TIPS ETF (b)	1,593,152	86,778,990
INTERNATIONAL EQUITY — 22.7%
State Street Global Equity ex-U.S. Index Portfolio	23,195,519	243,552,950
REAL ESTATE — 1.9%
SPDR Dow Jones Global Real Estate ETF	424,372	20,187,376
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,011,074,192)		1,066,602,919
SHORT-TERM INVESTMENTS — 5.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c)(d)	2,558,345	2,558,345
Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (c)(e)	60,277,978	$ 60,277,978
TOTAL SHORT-TERM INVESTMENTS (Cost $62,836,323)		$ 62,836,323
TOTAL INVESTMENTS—105.5% (Cost $1,073,910,515)		1,129,439,242
LIABILITIES IN EXCESS OF OTHER ASSETS—(5.5)%		(59,066,646)
NET ASSETS—100.0%		$ 1,070,372,596

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$ 410,806,611	$—	$—	$ 410,806,611
Domestic Fixed Income	305,276,992	—	—	305,276,992
Inflation Linked	86,778,990	—	—	86,778,990
International Equity	243,552,950	—	—	243,552,950
Real Estate	20,187,376	—	—	20,187,376
Short-Term Investments	62,836,323	—	—	62,836,323
TOTAL INVESTMENTS	$1,129,439,242	$—	$—	$1,129,439,242
See accompanying notes to schedules of investments.

State Street Target Retirement 2025 Fund Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays High Yield Bond ETF	1,359,223	$ 49,910,669	$ 25,625,859	$ 10,300,668	$ (27,615)	$ (964,766)	1,782,066	$ 64,243,479	$2,129,337	$—
SPDR Bloomberg Barclays TIPS ETF	1,036,247	58,288,894	33,491,838	2,705,701	(97,092)	(2,198,949)	1,593,152	86,778,990	1,674,085	—
SPDR Dow Jones Global Real Estate ETF	256,072	12,516,799	8,982,932	1,000,063	(61,335)	(250,957)	424,372	20,187,376	432,732	—
SPDR Portfolio Long Term Treasury ETF	1,548,775	56,669,677	20,873,774	8,289,413	(1,131,611)	(3,599,680)	1,908,957	64,522,747	1,109,570	—
State Street Aggregate Bond Index Portfolio	12,478,413	124,784,128	63,380,421	6,596,861	(226,485)	(4,830,437)	18,291,271	176,510,766	2,768,623	—
State Street Equity 500 Index II Portfolio	20,090,344	262,580,800	80,506,909	44,375,843	8,708,311	22,840,995	22,855,445	330,261,172	—	—
State Street Global Equity ex-U.S. Index Portfolio	18,474,392	199,708,175	68,082,857	17,084,097	3,472,556	(10,626,541)	23,195,519	243,552,950	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,186,781	2,186,781	177,122,561	176,750,997	—	—	2,558,345	2,558,345	39,944	—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	463,101,189	402,823,211	—	—	60,277,978	60,277,978	277,993	—
State Street Small/Mid Cap Equity Index Portfolio	5,428,619	65,686,288	19,309,567	12,234,820	2,673,241	5,111,163	6,015,343	80,545,439	—	—
Total		$832,332,211	$960,477,907	$682,161,674	$13,309,970	$ 5,480,828		$1,129,439,242	$8,432,284	$—
See accompanying notes to schedules of investments.

State Street Target Retirement 2030 Fund Schedule of Investments
September 30, 2018 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 44.3%
State Street Equity 500 Index II Portfolio	24,384,133	$ 352,350,728
State Street Small/Mid Cap Equity Index Portfolio	7,575,584	101,437,063
		453,787,791
DOMESTIC FIXED INCOME — 26.0%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	952,626	34,342,167
SPDR Portfolio Long Term Treasury ETF	2,962,976	100,148,589
State Street Aggregate Bond Index Portfolio	13,668,789	131,903,811
		266,394,567
INFLATION LINKED — 2.4%
SPDR Bloomberg Barclays TIPS ETF (b)	451,776	24,608,239
INTERNATIONAL EQUITY — 27.0%
State Street Global Equity ex-U.S. Index Portfolio	26,279,362	275,933,303
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $951,217,814)		1,020,723,900
SHORT-TERM INVESTMENTS — 2.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c)(d)	1,759,517	1,759,517
Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (c)(e)	27,711,632	$ 27,711,632
TOTAL SHORT-TERM INVESTMENTS (Cost $29,471,149)		$ 29,471,149
TOTAL INVESTMENTS—102.6% (Cost $980,688,963)		1,050,195,049
LIABILITIES IN EXCESS OF OTHER ASSETS—(2.6)%		(26,757,469)
NET ASSETS—100.0%		$ 1,023,437,580

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$ 453,787,791	$—	$—	$ 453,787,791
Domestic Fixed Income	266,394,567	—	—	266,394,567
Inflation Linked	24,608,239	—	—	24,608,239
International Equity	275,933,303	—	—	275,933,303
Short-Term Investments	29,471,149	—	—	29,471,149
TOTAL INVESTMENTS	$1,050,195,049	$—	$—	$1,050,195,049
See accompanying notes to schedules of investments.

State Street Target Retirement 2030 Fund Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays High Yield Bond ETF	616,596	$ 22,641,405	$ 13,543,833	$ 1,404,483	$ 69,925	$ (508,513)	952,626	$ 34,342,167	$1,059,555	$—
SPDR Bloomberg Barclays TIPS ETF	291,802	16,413,862	9,460,885	599,161	(11,872)	(655,475)	451,776	24,608,239	482,672	—
SPDR Portfolio Long Term Treasury ETF	2,094,654	76,643,390	37,235,500	6,799,003	(757,059)	(6,174,239)	2,962,976	100,148,589	1,625,083	—
State Street Aggregate Bond Index Portfolio	9,758,539	97,585,390	43,195,494	4,809,866	(92,932)	(3,974,275)	13,668,789	131,903,811	2,182,183	—
State Street Equity 500 Index II Portfolio	20,629,499	269,627,548	87,170,826	38,480,263	7,987,318	26,045,299	24,384,133	352,350,728	—	—
State Street Global Equity ex-U.S. Index Portfolio	20,041,728	216,651,082	82,711,783	15,627,060	3,171,978	(10,974,480)	26,279,362	275,933,303	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,259,043	1,259,043	124,116,016	123,615,542	—	—	1,759,517	1,759,517	32,050	—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	293,948,585	266,236,953	—	—	27,711,632	27,711,632	144,463	—
State Street Small/Mid Cap Equity Index Portfolio	6,549,784	79,252,393	25,360,051	12,979,877	2,977,851	6,826,645	7,575,584	101,437,063	—	—
Total		$780,074,113	$716,742,973	$470,552,208	$13,345,209	$ 10,584,962		$1,050,195,049	$5,526,006	$—
See accompanying notes to schedules of investments.

State Street Target Retirement 2035 Fund Schedule of Investments
September 30, 2018 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 48.8%
State Street Equity 500 Index II Portfolio	21,846,059	$ 315,675,549
State Street Small/Mid Cap Equity Index Portfolio	7,778,093	104,148,674
		419,824,223
DOMESTIC FIXED INCOME — 20.9%
SPDR Bloomberg Barclays High Yield Bond ETF	89,823	3,238,119
SPDR Portfolio Long Term Treasury ETF	2,491,177	84,201,783
State Street Aggregate Bond Index Portfolio	9,594,709	92,588,938
		180,028,840
INTERNATIONAL EQUITY — 30.0%
State Street Global Equity ex-U.S. Index Portfolio	24,522,226	257,483,370
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $796,728,873)		857,336,433
Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (b)(c) (Cost $999,760)	999,760	$ 999,760
TOTAL INVESTMENTS—99.8% (Cost $797,728,633)		858,336,193
OTHER ASSETS IN EXCESS OF LIABILITIES—0.2%		1,718,431
NET ASSETS—100.0%		$ 860,054,624

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2018.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$419,824,223	$—	$—	$419,824,223
Domestic Fixed Income	180,028,840	—	—	180,028,840
International Equity	257,483,370	—	—	257,483,370
Short-Term Investment	999,760	—	—	999,760
TOTAL INVESTMENTS	$858,336,193	$—	$—	$858,336,193
See accompanying notes to schedules of investments.

State Street Target Retirement 2035 Fund Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays High Yield Bond ETF	—	$ —	$ 3,581,404	$ 361,952	$ (511)	$ 19,178	89,823	$ 3,238,119	$ 40,841	$—
SPDR Portfolio Long Term Treasury ETF	1,570,857	57,477,658	39,660,514	7,459,882	(1,057,333)	(4,419,174)	2,491,177	84,201,783	1,325,472	—
State Street Aggregate Bond Index Portfolio	5,850,989	58,509,891	39,859,903	3,169,983	(87,274)	(2,523,599)	9,594,709	92,588,938	1,448,886	—
State Street Equity 500 Index II Portfolio	16,467,535	215,230,681	105,052,952	33,967,372	6,720,021	22,639,267	21,846,059	315,675,549	—	—
State Street Global Equity ex-U.S. Index Portfolio	16,628,131	179,750,100	96,498,857	11,232,463	2,296,660	(9,829,784)	24,522,226	257,483,370	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,564,695	1,564,695	154,538,176	155,103,111	—	—	999,760	999,760	31,192	—
State Street Small/Mid Cap Equity Index Portfolio	5,944,860	71,932,805	34,725,023	12,180,004	2,639,697	7,031,153	7,778,093	104,148,674	—	—
Total		$584,465,830	$473,916,829	$223,474,767	$10,511,260	$12,917,041		$858,336,193	$2,846,391	$—
See accompanying notes to schedules of investments.

State Street Target Retirement 2040 Fund Schedule of Investments
September 30, 2018 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 52.1%
State Street Equity 500 Index II Portfolio	18,008,793	$ 260,227,060
State Street Small/Mid Cap Equity Index Portfolio	7,374,317	98,742,111
		358,969,171
DOMESTIC FIXED INCOME — 15.5%
SPDR Portfolio Long Term Treasury ETF	1,994,586	67,417,007
State Street Aggregate Bond Index Portfolio	4,108,654	39,648,509
		107,065,516
INTERNATIONAL EQUITY — 32.1%
State Street Global Equity ex-U.S. Index Portfolio	21,045,116	220,973,716
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $631,171,499)		687,008,403
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (b)(c) (Cost $2,098,758)	2,098,758	2,098,758
TOTAL INVESTMENTS—100.0% (Cost $633,270,257)		689,107,161
OTHER ASSETS IN EXCESS OF LIABILITIES—0.0%(d)		69,047
NET ASSETS—100.0%		$ 689,176,208

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2018.
(d)	Amount shown represents less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$358,969,171	$—	$—	$358,969,171
Domestic Fixed Income	107,065,516	—	—	107,065,516
International Equity	220,973,716	—	—	220,973,716
Short-Term Investment	2,098,758	—	—	2,098,758
TOTAL INVESTMENTS	$689,107,161	$—	$—	$689,107,161
See accompanying notes to schedules of investments.

State Street Target Retirement 2040 Fund Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
SPDR Portfolio Long Term Treasury ETF	1,230,947	$ 45,040,351	$ 30,541,180	$ 3,668,575	$ (215,331)	$ (4,280,618)	1,994,586	$ 67,417,007	$1,077,140	$—
State Street Aggregate Bond Index Portfolio	2,291,585	22,915,850	18,805,444	980,000	(17,220)	(1,075,565)	4,108,654	39,648,509	605,403	—
State Street Equity 500 Index II Portfolio	13,164,131	172,055,194	87,830,784	24,116,227	5,416,192	19,041,117	18,008,793	260,227,060	—	—
State Street Global Equity ex-U.S. Index Portfolio	13,911,675	150,385,201	86,820,143	9,891,676	2,357,812	(8,697,764)	21,045,116	220,973,716	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	977,747	977,747	101,038,347	99,917,336	—	—	2,098,758	2,098,758	21,200	—
State Street Small/Mid Cap Equity Index Portfolio	5,537,195	67,000,062	33,422,754	10,979,992	2,704,879	6,594,408	7,374,317	98,742,111	—	—
Total		$458,374,405	$358,458,652	$149,553,806	$10,246,332	$11,581,578		$689,107,161	$1,703,743	$—
See accompanying notes to schedules of investments.

State Street Target Retirement 2045 Fund Schedule of Investments
September 30, 2018 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 55.1%
State Street Equity 500 Index II Portfolio	13,360,431	$ 193,058,226
State Street Small/Mid Cap Equity Index Portfolio	6,288,996	84,209,657
		277,267,883
DOMESTIC FIXED INCOME — 10.5%
SPDR Portfolio Long Term Treasury ETF	1,456,502	49,229,768
State Street Aggregate Bond Index Portfolio	391,589	3,778,835
		53,008,603
INTERNATIONAL EQUITY — 34.1%
State Street Global Equity ex-U.S. Index Portfolio	16,319,920	171,359,158
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $463,044,209)		501,635,644
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (b)(c) (Cost $1,037,925)	1,037,925	1,037,925
TOTAL INVESTMENTS—99.9% (Cost $464,082,134)		502,673,569
OTHER ASSETS IN EXCESS OF LIABILITIES—0.1%		671,293
NET ASSETS—100.0%		$ 503,344,862

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2018.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$277,267,883	$—	$—	$277,267,883
Domestic Fixed Income	53,008,603	—	—	53,008,603
International Equity	171,359,158	—	—	171,359,158
Short-Term Investment	1,037,925	—	—	1,037,925
TOTAL INVESTMENTS	$502,673,569	$—	$—	$502,673,569
See accompanying notes to schedules of investments.

State Street Target Retirement 2045 Fund Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
SPDR Portfolio Long Term Treasury ETF	806,650	$ 29,515,324	$ 26,282,176	$ 3,516,229	$ (455,873)	$ (2,595,630)	1,456,502	$ 49,229,768	$749,654	$—
State Street Aggregate Bond Index Portfolio	—	—	3,813,667	10,000	(145)	(24,687)	391,589	3,778,835	23,667	—
State Street Equity 500 Index II Portfolio	8,771,581	114,644,564	78,892,467	17,897,731	3,711,312	13,707,614	13,360,431	193,058,226	—	—
State Street Global Equity ex-U.S. Index Portfolio	9,683,484	104,678,466	78,627,279	7,138,079	1,488,714	(6,297,222)	16,319,920	171,359,158	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	581,194	581,194	108,343,945	107,887,214	—	—	1,037,925	1,037,925	18,709	—
State Street Small/Mid Cap Equity Index Portfolio	4,225,019	51,122,726	34,731,761	9,203,941	2,136,023	5,423,088	6,288,996	84,209,657	—	—
Total		$300,542,274	$330,691,295	$145,653,194	$6,880,031	$10,213,163		$502,673,569	$792,030	$—
See accompanying notes to schedules of investments.

State Street Target Retirement 2050 Fund Schedule of Investments
September 30, 2018 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 55.5%
State Street Equity 500 Index II Portfolio	8,582,047	$ 124,010,575
State Street Small/Mid Cap Equity Index Portfolio	4,128,106	55,275,337
		179,285,912
DOMESTIC FIXED INCOME — 9.8%
SPDR Portfolio Long Term Treasury ETF	933,981	31,568,558
INTERNATIONAL EQUITY — 34.4%
State Street Global Equity ex-U.S. Index Portfolio	10,564,235	110,924,467
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $293,764,535)		321,778,937
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (b)(c) (Cost $775,681)	775,681	775,681
TOTAL INVESTMENTS—99.9% (Cost $294,540,216)		322,554,618
OTHER ASSETS IN EXCESS OF LIABILITIES—0.1%		218,088
NET ASSETS—100.0%		$ 322,772,706

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2018.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$179,285,912	$—	$—	$179,285,912
Domestic Fixed Income	31,568,558	—	—	31,568,558
International Equity	110,924,467	—	—	110,924,467
Short-Term Investment	775,681	—	—	775,681
TOTAL INVESTMENTS	$322,554,618	$—	$—	$322,554,618
See accompanying notes to schedules of investments.

State Street Target Retirement 2050 Fund Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
SPDR Portfolio Long Term Treasury ETF	569,877	$ 20,851,799	$ 14,134,488	$ 1,381,690	$ (135,381)	$(1,900,658)	933,981	$ 31,568,558	$486,211	$—
State Street Equity 500 Index II Portfolio	6,186,960	80,863,563	43,035,293	11,373,956	2,404,454	9,081,221	8,582,047	124,010,575	—	—
State Street Global Equity ex-U.S. Index Portfolio	6,823,378	73,760,721	44,552,126	4,418,449	944,280	(3,914,211)	10,564,235	110,924,467	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	573,931	573,931	63,390,785	63,189,035	—	—	775,681	775,681	10,750	—
State Street Small/Mid Cap Equity Index Portfolio	2,977,585	36,028,778	19,055,382	4,810,000	1,134,395	3,866,782	4,128,106	55,275,337	—	—
Total		$212,078,792	$184,168,074	$85,173,130	$4,347,748	$ 7,133,134		$322,554,618	$496,961	$—
See accompanying notes to schedules of investments.

State Street Target Retirement 2055 Fund Schedule of Investments
September 30, 2018 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.5% (a)
DOMESTIC EQUITY — 55.4%
State Street Equity 500 Index II Portfolio	3,639,298	$ 52,587,864
State Street Small/Mid Cap Equity Index Portfolio	1,750,315	23,436,713
		76,024,577
DOMESTIC FIXED INCOME — 9.8%
SPDR Portfolio Long Term Treasury ETF	396,095	13,388,011
INTERNATIONAL EQUITY — 34.3%
State Street Global Equity ex-U.S. Index Portfolio	4,489,196	47,136,556
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $127,428,430)		136,549,144
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (b)(c) (Cost $437,314)	437,314	437,314
TOTAL INVESTMENTS—99.8% (Cost $127,865,744)		136,986,458
OTHER ASSETS IN EXCESS OF LIABILITIES—0.2%		213,150
NET ASSETS—100.0%		$ 137,199,608

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2018.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$ 76,024,577	$—	$—	$ 76,024,577
Domestic Fixed Income	13,388,011	—	—	13,388,011
International Equity	47,136,556	—	—	47,136,556
Short-Term Investment	437,314	—	—	437,314
TOTAL INVESTMENTS	$136,986,458	$—	$—	$136,986,458
See accompanying notes to schedules of investments.

State Street Target Retirement 2055 Fund Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
SPDR Portfolio Long Term Treasury ETF	218,345	$ 7,989,244	$ 8,167,037	$ 1,999,283	$ (161,347)	$ (607,640)	396,095	$ 13,388,011	$191,317	$—
State Street Equity 500 Index II Portfolio	2,371,392	30,994,088	23,188,744	6,266,452	1,249,455	3,422,029	3,639,298	52,587,864	—	—
State Street Global Equity ex-U.S. Index Portfolio	2,616,740	28,286,957	23,443,116	3,399,092	728,803	(1,923,228)	4,489,196	47,136,556	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	184,759	184,759	40,862,500	40,609,945	—	—	437,314	437,314	6,161	—
State Street Small/Mid Cap Equity Index Portfolio	1,141,704	13,814,619	10,180,504	2,577,135	580,468	1,438,257	1,750,315	23,436,713	—	—
Total		$81,269,667	$105,841,901	$54,851,907	$2,397,379	$ 2,329,418		$136,986,458	$197,478	$—
See accompanying notes to schedules of investments.

State Street Target Retirement 2060 Fund Schedule of Investments
September 30, 2018 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6% (a)
DOMESTIC EQUITY — 55.4%
State Street Equity 500 Index II Portfolio	625,210	$ 9,034,283
State Street Small/Mid Cap Equity Index Portfolio	301,468	4,036,663
		13,070,946
DOMESTIC FIXED INCOME — 9.8%
SPDR Portfolio Long Term Treasury ETF	68,235	2,306,343
INTERNATIONAL EQUITY — 34.4%
State Street Global Equity ex-U.S. Index Portfolio	772,669	8,113,024
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $22,638,412)		23,490,313
TOTAL INVESTMENTS—99.6% (Cost $22,638,412)		23,490,313
OTHER ASSETS IN EXCESS OF LIABILITIES—0.4%		100,072
NET ASSETS—100.0%		$ 23,590,385

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$13,070,946	$—	$—	$13,070,946
Domestic Fixed Income	2,306,343	—	—	2,306,343
International Equity	8,113,024	—	—	8,113,024
TOTAL INVESTMENTS	$23,490,313	$—	$—	$23,490,313
Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
SPDR Portfolio Long Term Treasury ETF	33,036	$ 1,208,787	$ 3,275,505	$ 2,058,844	$ (56,130)	$ (62,975)	68,235	$ 2,306,343	$30,367	$—
State Street Equity 500 Index II Portfolio	357,976	4,678,748	5,904,595	2,292,157	343,049	400,048	625,210	9,034,283	—	—
State Street Global Equity ex-U.S. Index Portfolio	394,362	4,263,053	5,593,955	1,544,491	291,578	(491,071)	772,669	8,113,024	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	130,547	130,547	9,338,047	9,468,594	—	—	—	—	1,202	—
State Street Small/Mid Cap Equity Index Portfolio	172,166	2,083,218	2,579,232	938,232	159,229	153,216	301,469	4,036,663	—	—
Total		$12,364,353	$26,691,334	$16,302,318	$737,726	$ (782)		$23,490,313	$31,569	$—
See accompanying notes to schedules of investments.

State Street Asia Pacific Value Spotlight Fund Schedule of Investments
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 96.5%
AUSTRALIA — 5.8%
Incitec Pivot, Ltd.	17,888	$ 51,513
Woodside Petroleum, Ltd.	3,068	85,642
		137,155
CHINA — 18.4%
China Construction Bank Corp. Class H	51,000	44,581
CITIC Securities Co., Ltd. Class H	25,500	45,363
Dali Foods Group Co., Ltd. (a)	102,500	73,748
Haitian International Holdings, Ltd.	31,000	69,013
Industrial & Commercial Bank of China, Ltd. Class H	63,000	46,053
PetroChina Co., Ltd. Class H	100,000	81,023
Zhuzhou CRRC Times Electric Co., Ltd. Class H	14,100	80,547
		440,328
HONG KONG — 3.2%
WH Group, Ltd. (a)	109,500	77,106
JAPAN — 43.7%
Alfresa Holdings Corp.	3,700	99,027
Hitachi High-Technologies Corp.	2,100	72,382
ITOCHU Corp.	3,900	71,418
Japan Tobacco, Inc.	2,600	67,893
JGC Corp.	2,200	50,475
KDDI Corp.	2,700	74,616
Kinden Corp.	4,700	75,268
Komatsu, Ltd.	2,300	69,981
Kurita Water Industries, Ltd.	1,700	49,540
Mitsubishi UFJ Financial Group, Inc.	7,600	47,446
Ono Pharmaceutical Co., Ltd.	3,000	84,914
SMC Corp.	200	64,022
SoftBank Group Corp.	800	80,785
Sumitomo Mitsui Financial Group, Inc.	1,700	68,638
Toyota Motor Corp.	1,100	68,711
		1,045,116
SOUTH KOREA — 15.2%
Hankook Tire Co., Ltd.	1,917	86,583
KT&G Corp.	745	69,849
Samsung Electronics Co., Ltd. Preference Shares	2,650	90,424
Security Description	Shares	Value
Samsung Fire & Marine Insurance Co., Ltd.	192	$ 49,157
Shinhan Financial Group Co., Ltd.	1,659	67,302
		363,315
TAIWAN — 7.2%
Catcher Technology Co., Ltd.	6,000	66,027
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,373	104,792
		170,819
THAILAND — 3.0%
Bangkok Bank PCL NVDR	11,000	71,429
TOTAL COMMON STOCKS (Cost $2,153,769)		2,305,268

SHORT-TERM INVESTMENT — 5.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (b) (c) (Cost $132,610)	132,610	132,610
TOTAL INVESTMENTS — 102.0% (Cost $2,286,379)		2,437,878
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(47,909)
NET ASSETS — 100.0%		$ 2,389,969

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.3% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2018.

ADR	= American Depositary Receipt
NVDR	= Non Voting Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$ 137,155	$—	$—	$ 137,155
China	440,328	—	—	440,328
Hong Kong	77,106	—	—	77,106
Japan	1,045,116	—	—	1,045,116
See accompanying notes to schedules of investments.

State Street Asia Pacific Value Spotlight Fund Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
South Korea	$ 363,315	$—	$—	$ 363,315
Taiwan	170,819	—	—	170,819
Thailand	71,429	—	—	71,429
Short-Term Investment	132,610	—	—	132,610
TOTAL INVESTMENTS	$2,437,878	$—	$—	$2,437,878
Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	96,815	$96,815	$566,484	$530,689	$—	$—	132,610	$132,610	$1,084	$—
See accompanying notes to schedules of investments.

State Street European Value Spotlight Fund Schedule of Investments
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.8%
AUSTRIA — 3.0%
ANDRITZ AG	567	$ 33,093
FRANCE — 28.3%
Alstom SA	268	11,981
AXA SA	1,366	36,730
BNP Paribas SA	595	36,427
Imerys SA	135	9,973
Nexans SA	1,188	37,367
Publicis Groupe SA	542	32,408
Sanofi	421	37,437
Societe Generale SA	831	35,684
TOTAL SA	640	41,509
Vallourec SA (a)	6,410	37,673
		317,189
GERMANY — 11.4%
Continental AG	193	33,614
Deutsche Bank AG	3,033	34,622
Duerr AG	522	23,507
HeidelbergCement AG	463	36,203
		127,946
HUNGARY — 3.4%
Richter Gedeon Nyrt	2,043	38,223
IRELAND — 6.2%
Bank of Ireland Group PLC (a)	4,332	33,184
CRH PLC	1,100	36,004
		69,188
ITALY — 3.3%
Assicurazioni Generali SpA	2,127	36,761
NETHERLANDS — 6.2%
Akzo Nobel NV	334	31,245
Boskalis Westminster	1,234	38,856
		70,101
NORWAY — 2.8%
Yara International ASA	650	31,904
SPAIN — 9.2%
ACS Actividades de Construccion y Servicios SA	843	35,915
Security Description	Shares	Value
Banco Bilbao Vizcaya Argentaria SA	5,636	$ 35,939
Siemens Gamesa Renewable Energy SA (a)	2,520	31,904
		103,758
SWEDEN — 3.0%
Electrolux AB Class B	1,531	33,742
SWITZERLAND — 9.2%
ABB, Ltd.	1,525	36,205
Credit Suisse Group AG (a)	2,344	35,395
Novartis AG	369	31,883
		103,483
UNITED KINGDOM — 11.8%
Barclays PLC	15,961	35,754
British American Tobacco PLC	693	32,393
CNH Industrial NV	2,116	25,438
TechnipFMC PLC	1,220	38,402
		131,987
TOTAL COMMON STOCKS (Cost $1,135,416)		1,097,375

SHORT-TERM INVESTMENT — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (b) (c) (Cost $8,477)	8,477	8,477
TOTAL INVESTMENTS — 98.5% (Cost $1,143,893)		1,105,852
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%		16,384
NET ASSETS — 100.0%		$ 1,122,236

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2018.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Austria	$ 33,093	$—	$—	$ 33,093
France	317,189	—	—	317,189
Germany	127,946	—	—	127,946
Hungary	38,223	—	—	38,223
Ireland	69,188	—	—	69,188
Italy	36,761	—	—	36,761
See accompanying notes to schedules of investments.

State Street European Value Spotlight Fund Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Netherlands	$ 70,101	$—	$—	$ 70,101
Norway	31,904	—	—	31,904
Spain	103,758	—	—	103,758
Sweden	33,742	—	—	33,742
Switzerland	103,483	—	—	103,483
United Kingdom	131,987	—	—	131,987
Short-Term Investment	8,477	—	—	8,477
TOTAL INVESTMENTS	$1,105,852	$—	$—	$1,105,852
Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$329,163	$320,686	$—	$—	8,477	$8,477	$147	$—
See accompanying notes to schedules of investments.

State Street Global Value Spotlight Fund Schedule of Investments
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 95.3%
AUSTRALIA — 2.6%
Woodside Petroleum, Ltd.	2,237	$ 62,445
CANADA — 2.8%
Goldcorp, Inc.	6,405	65,210
CHINA — 8.8%
China Mobile, Ltd.	8,000	78,877
CITIC Securities Co., Ltd. Class H	35,500	63,152
Zhuzhou CRRC Times Electric Co., Ltd. Class H	11,800	67,408
		209,437
FRANCE — 5.2%
Publicis Groupe SA	928	55,489
Vallourec SA (a)	11,676	68,622
		124,111
GERMANY — 2.7%
Deutsche Bank AG	5,505	62,841
HONG KONG — 2.6%
WH Group, Ltd. (b)	87,500	61,614
HUNGARY — 3.0%
Richter Gedeon Nyrt	3,824	71,544
JAPAN — 8.0%
Alfresa Holdings Corp.	2,600	69,587
KDDI Corp.	2,300	63,562
Sumitomo Mitsui Trust Holdings, Inc.	1,400	57,634
		190,783
NETHERLANDS — 2.9%
Boskalis Westminster	2,188	68,896
PANAMA — 2.7%
Copa Holdings SA Class A	792	63,233
SOUTH KOREA — 11.3%
Hankook Tire Co., Ltd.	1,571	70,955
KT&G Corp.	763	71,537
Samsung Fire & Marine Insurance Co., Ltd.	247	63,239
Samsung Life Insurance Co., Ltd.	726	63,683
		269,414
SPAIN — 5.0%
ACS Actividades de Construccion y Servicios SA	1,406	59,901
Siemens Gamesa Renewable Energy SA (a)	4,598	58,212
		118,113
Security Description	Shares	Value
SWITZERLAND — 5.3%
ABB, Ltd.	2,996	$ 71,127
Credit Suisse Group AG (a)	3,636	54,905
		126,032
UNITED KINGDOM — 2.2%
Barclays PLC	23,255	52,093
UNITED STATES — 30.2%
Affiliated Managers Group, Inc.	419	57,286
Arconic, Inc.	3,200	70,432
EQT Corp.	1,505	66,566
Hanesbrands, Inc.	3,304	60,893
McKesson Corp.	469	62,213
MetLife, Inc.	1,115	52,093
Mosaic Co.	2,156	70,027
NCR Corp. (a)	2,531	71,906
Oracle Corp.	1,376	70,946
Owens-Illinois, Inc. (a)	3,613	67,888
Skechers U.S.A., Inc. Class A (a)	2,410	67,311
		717,561
TOTAL COMMON STOCKS (Cost $2,259,129)		2,263,327

SHORT-TERM INVESTMENT — 5.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d) (Cost $130,754)	130,754	130,754
TOTAL INVESTMENTS — 100.8% (Cost $2,389,883)		2,394,081
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(18,763)
NET ASSETS — 100.0%		$ 2,375,318

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.6% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.

At September 30, 2018, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
JP Morgan Chase Bank, N.A.	EUR 83,000	USD 96,878	11/09/2018	$ 187
JP Morgan Chase Bank, N.A.	CHF 47,500	USD 48,153	11/09/2018	(640)
See accompanying notes to schedules of investments.

State Street Global Value Spotlight Fund Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
JP Morgan Chase Bank, N.A.	JPY 5,330,000	USD 48,174	11/09/2018	$ 1,120
Standard Chartered Bank	KRW 270,049,000	USD 239,533	11/09/2018	(3,939)
Total				$(3,272)

CHF	=Swiss Franc
EUR	=Euro
JPY	=Japanese Yen
KRW	=South Korean Won
USD	=U.S. Dollar
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$ 62,445	$ —	$—	$ 62,445
Canada	65,210	—	—	65,210
China	209,437	—	—	209,437
France	124,111	—	—	124,111
Germany	62,841	—	—	62,841
Hong Kong	61,614	—	—	61,614
Hungary	71,544	—	—	71,544
Japan	190,783	—	—	190,783
Netherlands	68,896	—	—	68,896
Panama	63,233	—	—	63,233
South Korea	269,414	—	—	269,414
Spain	118,113	—	—	118,113
Switzerland	126,032	—	—	126,032
United Kingdom	52,093	—	—	52,093
United States	717,561	—	—	717,561
Short-Term Investment	130,754	—	—	130,754
TOTAL INVESTMENTS	$2,394,081	$ —	$—	$2,394,081
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts(a)	—	1,307	—	1,307
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ —	$ 1,307	$—	$ 1,307
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$2,394,081	$ 1,307	$—	$2,395,388
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts(a)	—	(4,579)	—	(4,579)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ —	$(4,579)	$—	$ (4,579)

(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to schedules of investments.

State Street Global Value Spotlight Fund Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	54,742	$54,742	$662,051	$586,039	$—	$—	130,754	$130,754	$1,415	$—
See accompanying notes to schedules of investments.

State Street International Value Spotlight Fund Schedule of Investments
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 95.8%
AUSTRALIA — 3.0%
Woodside Petroleum, Ltd.	2,606	$ 72,745
CANADA — 2.9%
Goldcorp, Inc.	6,837	69,608
CHINA — 11.4%
China Construction Bank Corp. Class H	75,000	65,560
CITIC Securities Co., Ltd. Class H	35,500	63,152
PetroChina Co., Ltd. Class H	94,000	76,162
Zhuzhou CRRC Times Electric Co., Ltd. Class H	12,100	69,122
		273,996
FRANCE — 14.5%
Nexans SA	2,119	66,650
Publicis Groupe SA	1,016	60,751
Sanofi	930	82,700
Societe Generale SA	1,737	74,588
Vallourec SA (a)	10,996	64,625
		349,314
GERMANY — 5.5%
Deutsche Bank AG	5,671	64,736
HeidelbergCement AG	859	67,167
		131,903
HONG KONG — 5.9%
Shanghai Industrial Holdings, Ltd.	30,000	66,480
WH Group, Ltd. (b)	106,000	74,641
		141,121
HUNGARY — 2.9%
Richter Gedeon Nyrt	3,724	69,673
ISRAEL — 2.7%
Teva Pharmaceutical Industries, Ltd. ADR	3,014	64,921
ITALY — 2.7%
Assicurazioni Generali SpA	3,751	64,829
JAPAN — 15.1%
Alfresa Holdings Corp.	3,000	80,292
Hitachi High-Technologies Corp.	2,100	72,382
KDDI Corp.	2,600	71,853
Sumitomo Mitsui Financial Group, Inc.	1,600	64,600
Sumitomo Mitsui Trust Holdings, Inc.	1,800	74,101
		363,228
NETHERLANDS — 3.0%
Boskalis Westminster	2,273	71,573
Security Description	Shares	Value
SOUTH KOREA — 12.0%
Hankook Tire Co., Ltd.	1,769	$ 79,898
Hyundai Motor Co.	550	64,210
Samsung Electronics Co., Ltd. Preference Shares	2,157	73,602
Samsung Fire & Marine Insurance Co., Ltd.	278	71,176
		288,886
SPAIN — 2.8%
Siemens Gamesa Renewable Energy SA (a)	5,318	67,328
SWITZERLAND — 8.7%
ABB, Ltd.	3,007	71,388
Aryzta AG (a)	7,134	68,214
Credit Suisse Group AG (a)	4,594	69,371
		208,973
TAIWAN — 2.7%
Catcher Technology Co., Ltd.	6,000	66,027
TOTAL COMMON STOCKS (Cost $2,300,715)		2,304,125

SHORT-TERM INVESTMENT — 4.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d) (Cost $118,479)	118,479	118,479
TOTAL INVESTMENTS — 100.7% (Cost $2,419,194)		2,422,604
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(17,798)
NET ASSETS — 100.0%		$ 2,404,806

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.1% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.

ADR	= American Depositary Receipt

See accompanying notes to schedules of investments.

State Street International Value Spotlight Fund Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$ 72,745	$—	$—	$ 72,745
Canada	69,608	—	—	69,608
China	273,996	—	—	273,996
France	349,314	—	—	349,314
Germany	131,903	—	—	131,903
Hong Kong	141,121	—	—	141,121
Hungary	69,673	—	—	69,673
Israel	64,921	—	—	64,921
Italy	64,829	—	—	64,829
Japan	363,228	—	—	363,228
Netherlands	71,573	—	—	71,573
South Korea	288,886	—	—	288,886
Spain	67,328	—	—	67,328
Switzerland	208,973	—	—	208,973
Taiwan	66,027	—	—	66,027
Short-Term Investment	118,479	—	—	118,479
TOTAL INVESTMENTS	$2,422,604	$—	$—	$2,422,604
Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	19,189	$19,189	$937,631	$838,341	$—	$—	118,479	$118,479	$1,326	$—
See accompanying notes to schedules of investments.

State Street U.S. Value Spotlight Fund Schedule of Investments
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 92.1%
AEROSPACE & DEFENSE — 3.1%
Arconic, Inc.	1,655	$ 36,426
AIRLINES — 2.9%
Copa Holdings SA Class A	431	34,411
BANKS — 5.4%
Citigroup, Inc.	481	34,507
Wells Fargo & Co.	561	29,486
		63,993
CAPITAL MARKETS — 2.7%
Affiliated Managers Group, Inc.	234	31,992
CHEMICALS — 6.5%
HB Fuller Co.	674	34,826
Mosaic Co.	1,305	42,386
		77,212
COMMUNICATIONS EQUIPMENT — 2.2%
Cisco Systems, Inc.	526	25,590
CONTAINERS & PACKAGING — 3.3%
Owens-Illinois, Inc. (a)	2,064	38,782
ELECTRIC UTILITIES — 2.5%
Edison International	445	30,118
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.4%
Avnet, Inc.	641	28,698
ENERGY EQUIPMENT & SERVICES — 4.6%
McDermott International, Inc. (a)	1,366	25,175
TechnipFMC PLC	942	29,438
		54,613
FOOD PRODUCTS — 3.1%
Sanderson Farms, Inc.	353	36,490
HEALTH CARE PROVIDERS & SERVICES — 5.9%
Cigna Corp.	168	34,986
McKesson Corp.	264	35,020
		70,006
INSURANCE — 5.4%
Hartford Financial Services Group, Inc.	567	28,327
MetLife, Inc.	757	35,367
		63,694
LEISURE EQUIPMENT & PRODUCTS — 2.6%
Polaris Industries, Inc.	305	30,790
MACHINERY — 5.5%
AGCO Corp.	577	35,076
Oshkosh Corp.	425	30,277
		65,353
Security Description	Shares	Value
METALS & MINING — 2.9%
Goldcorp, Inc.	3,404	$ 34,656
MULTILINE RETAIL — 2.7%
Nordstrom, Inc.	538	32,178
OIL, GAS & CONSUMABLE FUELS — 6.0%
EQT Corp.	803	35,517
Exxon Mobil Corp.	419	35,623
		71,140
PHARMACEUTICALS — 8.1%
Eli Lilly & Co.	337	36,163
Johnson & Johnson	198	27,358
Merck & Co., Inc.	448	31,781
		95,302
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.7%
Intel Corp.	414	19,578
SOFTWARE — 3.5%
Oracle Corp.	807	41,609
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.0%
NCR Corp. (a)	1,265	35,939
TEXTILES, APPAREL & LUXURY GOODS — 6.1%
Hanesbrands, Inc.	2,008	37,007
Skechers U.S.A., Inc. Class A (a)	1,259	35,164
		72,171
TOTAL COMMON STOCKS (Cost $1,021,734)		1,090,741
SHORT-TERM INVESTMENT — 10.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (b) (c) (Cost $119,335)	119,335	119,335
TOTAL INVESTMENTS — 102.2% (Cost $1,141,069)		1,210,076
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(26,390)
NET ASSETS — 100.0%		$ 1,183,686

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2018.

See accompanying notes to schedules of investments.

State Street U.S. Value Spotlight Fund Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 36,426	$—	$—	$ 36,426
Airlines	34,411	—	—	34,411
Banks	63,993	—	—	63,993
Capital Markets	31,992	—	—	31,992
Chemicals	77,212	—	—	77,212
Communications Equipment	25,590	—	—	25,590
Containers & Packaging	38,782	—	—	38,782
Electric Utilities	30,118	—	—	30,118
Electronic Equipment, Instruments & Components	28,698	—	—	28,698
Energy Equipment & Services	54,613	—	—	54,613
Food Products	36,490	—	—	36,490
Health Care Providers & Services	70,006	—	—	70,006
Insurance	63,694	—	—	63,694
Leisure Equipment & Products	30,790	—	—	30,790
Machinery	65,353	—	—	65,353
Metals & Mining	34,656	—	—	34,656
Multiline Retail	32,178	—	—	32,178
Oil, Gas & Consumable Fuels	71,140	—	—	71,140
Pharmaceuticals	95,302	—	—	95,302
Semiconductors & Semiconductor Equipment	19,578	—	—	19,578
Software	41,609	—	—	41,609
Technology Hardware, Storage & Peripherals	35,939	—	—	35,939
Textiles, Apparel & Luxury Goods	72,171	—	—	72,171
Short-Term Investment	119,335	—	—	119,335
TOTAL INVESTMENTS	$1,210,076	$—	$—	$1,210,076
Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	70,581	$70,581	$253,113	$204,359	$—	$—	119,335	$119,335	$1,265	$—
See accompanying notes to schedules of investments.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO Schedules OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Valuation
Each Portfolio’s or Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio or Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolios or Funds. The Board has responsibility for determining the fair value of investments.
State Street Equity 500 Index Fund, State Street Aggregate Bond Index Fund, State Street Global Equity ex-U.S. Index Fund, State Street Small/Mid Cap Equity Index Fund, State Street Disciplined Global Equity Fund and the State Street Hedged International Developed Equity Index Fund invest as part of a master-feeder structure and record their investments in their corresponding Portfolio, State Street Equity 500 Index II Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global Equity ex-U.S. Index Portfolio, State Street Small/Mid Cap Equity Index Portfolio, State Street Disciplined Global Equity Portfolio and the State Street International Developed Equity Index Portfolio at fair value (net asset value) each business day.
Valuation techniques used to value each Portfolio’s or Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's or Fund's investments.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO Schedules OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

The Portfolios or Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s or Fund’s investments according to the fair value hierarchy as of September 30, 2018 is disclosed in the Portfolio’s or Fund’s Schedule of Investments.
Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.
The Portfolios and Funds presented herein had no material transfers between levels for the period ended September 30, 2018.
Futures Contracts
Certain Portfolios or Funds may enter into futures contracts to meet the Portfolios’ or Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio or Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio or Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio or Fund recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
Forward Foreign Currency Exchange Contracts
Certain Portfolios or Funds may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Portfolios’ or Funds’ investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio or Fund as an unrealized gain or loss. When the contract is closed, the Portfolio or Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO Schedules OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Portfolio or Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
Other Transactions with Affiliates
The Portfolios or Funds may invest in affiliated entities, including securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Portfolios or Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2018, are disclosed in the Funds' Schedules of Investments.
Aggregate Unrealized Appreciation and Depreciation
As of September 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index II Portfolio	$2,164,037,826	$699,645,871	$35,850,591	$663,795,280
State Street Aggregate Bond Index Portfolio	934,614,360	253,706	29,306,713	(29,053,007)
State Street Global Equity ex-U.S. Index Portfolio	1,951,212,185	222,650,874	93,729,789	128,921,085
State Street Small/Mid Cap Equity Index Portfolio	606,211,291	107,140,232	28,476,869	78,663,363
State Street Disciplined U.S. Equity Fund	3,448,923	695,916	38,771	657,145
State Street Disciplined International Equity Fund	3,406,087	315,491	121,318	194,173
State Street Disciplined Global Equity Portfolio	4,787,473	844,440	110,779	733,661
State Street Emerging Markets Equity Index Fund	532,624,540	122,533,288	31,656,172	90,877,116
State Street Hedged International Developed Equity Index Fund	3,310,662,290	338,688,244	5,432,177	333,256,067
State Street Target Retirement Fund	293,532,781	4,403,768	3,427,251	976,517
State Street Target Retirement 2015 Fund	286,703,387	7,539,031	4,539,284	2,999,747
State Street Target Retirement 2020 Fund	917,486,782	45,205,342	14,151,515	31,053,827
State Street Target Retirement 2025 Fund	1,074,676,278	68,165,657	13,402,693	54,762,964
State Street Target Retirement 2030 Fund	981,279,215	81,421,701	12,505,867	68,915,834
State Street Target Retirement 2035 Fund	798,014,355	67,925,136	7,603,298	60,321,838
State Street Target Retirement 2040 Fund	633,937,923	61,249,186	6,079,948	55,169,238
State Street Target Retirement 2045 Fund	464,272,497	41,122,388	2,721,316	38,401,072
State Street Target Retirement 2050 Fund	294,647,291	29,735,307	1,827,980	27,907,327
State Street Target Retirement 2055 Fund	127,918,137	9,674,028	605,707	9,068,321
State Street Target Retirement 2060 Fund	22,671,819	987,621	169,127	818,494
State Street Asia Pacific Value Spotlight Fund	2,301,381	238,354	101,857	136,497
State Street European Value Spotlight Fund	1,146,898	52,689	93,735	(41,046)
State Street Global Value Spotlight Fund	2,387,362	143,651	140,204	3,447
State Street International Value Spotlight Fund	2,419,526	182,667	179,589	3,078
State Street U.S. Value Spotlight Fund	1,144,432	110,870	45,226	65,644
Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the N-Q filings were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the N-Q filings.

Quarterly Report
September 30, 2018
State Street Institutional Investment Trust
State Street Institutional Liquid Reserves Fund
State Street Institutional U.S. Government Money Market Fund
State Street Institutional Treasury Money Market Fund
State Street Institutional Treasury Plus Money Market Fund
State Street Treasury Obligations Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
Schedules of Investments (Unaudited)	1
State Street Institutional Liquid Reserves Fund	1
State Street Institutional U.S. Government Money Market Fund	5
State Street Institutional Treasury Money Market Fund	13
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Obligations Money Market Fund	14
Notes to Schedules of Investments (Unaudited)	17
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

State Street Money Market Portfolio Schedule of Investments
September 30, 2018 (Unaudited)

State Street Institutional Liquid Reserves Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Money Market Portfolio. The schedule of investments for the State Street Money Market Portfolio follows.
Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER—9.0%
Antalis SA(a)	2.100%	10/01/2018	10/01/2018	$ 130,000,000	$ 130,000,000
Antalis SA(a)	2.230%	10/04/2018	10/04/2018	230,000,000	229,957,258
Atlantic Asset Securitization LLC(a)	2.170%	10/01/2018	10/01/2018	65,000,000	65,000,000
Barclays CCP(a)	2.100%	10/04/2018	10/04/2018	84,000,000	83,985,300
Barton Capital Corp.(a)	2.180%	10/01/2018	10/01/2018	51,000,000	51,000,000
Cancara Asset Securitisation LLC(a)	2.270%	11/08/2018	11/08/2018	40,000,000	39,904,156
Cancara Asset Securitisation LLC(a)	2.330%	12/20/2018	12/20/2018	60,000,000	59,689,333
Gotham Funding Corp.(a)	2.280%	11/23/2018	11/23/2018	35,000,000	34,882,517
Kells Funding LLC(a)	2.140%	10/01/2018	10/01/2018	50,000,000	50,000,000
LMA Americas LLC(a)	2.180%	10/01/2018	10/01/2018	75,000,000	75,000,000
Manhattan Asset Funding Company LLC(a)	2.100%	10/11/2018	10/11/2018	63,000,000	62,963,250
Versailles Commercial Paper LLC(a)	2.360%	01/02/2019	01/02/2019	75,000,000	74,542,750
Versailles Commercial Paper LLC(a)	2.360%	01/03/2019	01/03/2019	65,000,000	64,599,456
Victory Receivables Corp.(a)	2.300%	10/03/2018	10/03/2018	50,000,000	49,993,611
TOTAL ASSET BACKED COMMERCIAL PAPER					1,071,517,631
CERTIFICATES OF DEPOSIT—39.8%
Bank of Montreal(a)	2.260%	11/01/2018	11/01/2018	150,000,000	150,000,000
Bank of Montreal(a)	2.380%	12/20/2018	12/20/2018	50,000,000	50,000,000
Bank of Montreal, 1 Month USD LIBOR + 0.28%(b)	2.394%	10/04/2018	03/04/2019	125,000,000	125,000,000
Bank of Nova Scotia, 3 Month USD LIBOR + 0.20%(b)	2.531%	10/10/2018	04/10/2019	74,500,000	74,508,585
BNP Paribas(a)	2.360%	11/01/2018	11/01/2018	85,000,000	85,000,000
Canadian Imperial Bank of Commerce, 1 Month USD LIBOR + 0.33%(b)	2.478%	10/15/2018	08/13/2019	125,000,000	125,000,000
Canadian Imperial Bank of Commerce, 3 Month USD LIBOR + 0.11%(b)	2.446%	10/17/2018	01/17/2019	135,000,000	135,000,000
Canadian Imperial Bank of Commerce, 3 Month USD LIBOR + 0.32%(b)	2.657%	10/05/2018	07/05/2019	80,000,000	80,148,496
China Construction Bank NY branch(a)	2.350%	10/19/2018	10/19/2018	150,000,000	150,000,000
Cooperatieve Rabobank UA, 1 Month USD LIBOR + 0.22%(b)	2.351%	10/11/2018	02/11/2019	80,000,000	80,000,000
Credit Agricole Corporate and Investment Bank(a)	2.320%	11/02/2018	11/02/2018	75,000,000	75,000,000
Credit Industriel et Commercial, 1 Month USD LIBOR + 0.14%(b)	2.216%	10/31/2018	01/31/2019	100,000,000	100,000,000
Credit Suisse, 3 Month USD LIBOR + 0.17%(b)	2.503%	10/18/2018	01/18/2019	75,000,000	75,000,000
ICBC NY Branch(a)	2.300%	10/26/2018	10/26/2018	140,000,000	140,000,000
ING Bank NV(a)	2.440%	12/07/2018	12/07/2018	125,000,000	125,000,000
ING Bank NV, 3 Month USD LIBOR + 0.13%(b)	2.445%	11/16/2018	11/16/2018	125,000,000	125,000,000
ING Bank NV, 3 Month USD LIBOR + 0.13%(b)	2.469%	10/09/2018	10/09/2018	100,000,000	100,000,000
KBC Bank NV(a)	2.110%	10/02/2018	10/02/2018	200,000,000	200,000,000
Mizuho Bank Ltd.(a)	2.280%	10/31/2018	10/31/2018	160,000,000	160,000,000
MUFG Bank Ltd.(a)	2.340%	11/06/2018	11/06/2018	100,000,000	100,000,000
Nordea Bank AB, 1 Month USD LIBOR + 0.14%(b)	2.250%	10/05/2018	04/05/2019	150,000,000	150,000,000
Nordea Bank AB, 1 Month USD LIBOR + 0.22%(b)	2.353%	10/09/2018	02/08/2019	100,000,000	100,000,000
Nordea Bank AB, 3 Month USD LIBOR + 0.06%(b)	2.441%	10/29/2018	03/27/2019	60,000,000	60,000,000
Norinchukin Bank(a)	2.270%	11/13/2018	11/13/2018	70,000,000	70,000,000
Norinchukin Bank, 1 Month USD LIBOR + 0.40%(b)	2.510%	10/05/2018	10/05/2018	38,000,000	38,001,461
Royal Bank of Canada, 3 Month USD LIBOR + 0.08%(b)	2.417%	10/02/2018	04/02/2019	150,000,000	150,000,000
Royal Bank of Canada, 3 Month USD LIBOR + 0.17%(b)	2.507%	10/04/2018	01/04/2019	77,000,000	77,000,000
Royal Bank of Canada, 3 Month USD LIBOR + 0.17%(b)	2.512%	10/19/2018	04/18/2019	100,000,000	100,000,000
Skandinaviska Enskilda Banken AB, 1 Month USD LIBOR + 0.30%(b)	2.530%	10/29/2018	11/27/2018	35,000,000	35,000,000
Skandinaviska Enskilda Banken AB, 1 Month USD LIBOR + 0.31%(b)	2.475%	10/22/2018	11/20/2018	32,000,000	32,000,000
Standard Chartered Bank(a)	2.350%	12/03/2018	12/03/2018	125,000,000	125,000,000
See accompanying notes to schedules of investments.
1

State Street Money Market Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.20%(b)	2.265%	10/02/2018	04/02/2019	$ 135,000,000	$ 135,000,000
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.22%(b)	2.330%	10/05/2018	02/05/2019	49,000,000	49,000,000
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.27%(b)	2.391%	10/09/2018	11/07/2018	150,000,000	150,000,000
Sumitomo Mitsui Trust Bank(a)	2.100%	10/02/2018	10/02/2018	225,000,000	225,000,000
Sumitomo Mitsui Trust Bank, 1 Month USD LIBOR + 0.18%(b)	2.300%	10/09/2018	02/06/2019	115,000,000	115,000,000
Sumitomo Mitsui Trust Bank, 3 Month USD LIBOR + 0.12%(b)	2.457%	10/01/2018	10/01/2018	55,000,000	55,000,000
Svenska Handelsbanken AB, 1 Month USD LIBOR + 0.15%(b)	2.392%	10/29/2018	03/28/2019	50,000,000	50,000,000
Svenska Handelsbanken AB, 1 Month USD LIBOR + 0.27%(b)	2.384%	10/03/2018	12/03/2018	150,000,000	150,000,000
Svenska Handelsbanken AB, 3 Month USD LIBOR + 0.19%(b)	2.521%	10/10/2018	04/10/2019	84,000,000	84,000,000
Swedbank AB(a)	2.090%	10/02/2018	10/02/2018	150,000,000	150,000,000
Toronto Dominion Bank, 1 Month USD LIBOR + 0.23%(b)	2.344%	10/02/2018	12/03/2018	125,000,000	125,000,000
Wells Fargo Bank NA, 1 Month USD LIBOR + 0.22%(b)	2.378%	10/16/2018	11/15/2018	100,000,000	100,000,000
Wells Fargo Bank NA, 1 Month USD LIBOR + 0.25%(b)	2.360%	10/05/2018	02/01/2019	150,000,000	150,000,000
TOTAL CERTIFICATES OF DEPOSIT					4,729,658,542
FINANCIAL COMPANY COMMERCIAL PAPER—20.0%
BNG Bank NV(a)	2.160%	10/03/2018	10/03/2018	125,000,000	124,985,000
Commonwealth Bank of Australia, 1 Month USD LIBOR + 0.20%(b),(c)	2.314%	10/02/2018	11/02/2018	75,000,000	75,000,000
Commonwealth Bank of Australia, 3 Month USD LIBOR + 0.10%(b),(c)	2.415%	11/16/2018	05/16/2019	87,000,000	87,000,000
Commonwealth Bank of Australia, 3 Month USD LIBOR + 0.10%(b),(c)	2.422%	11/20/2018	05/20/2019	75,000,000	75,000,000
CPPIB Capital, Inc.(a)	2.350%	01/08/2019	01/08/2019	58,000,000	57,625,175
DnB Bank ASA(a)	2.400%	01/17/2019	01/17/2019	150,000,000	148,920,000
General Electric Co.(a)	2.180%	10/01/2018	10/01/2018	38,900,000	38,900,000
HSBC Bank PLC, 3 Month USD LIBOR + 0.16%(b),(c)	2.491%	10/10/2018	01/10/2019	149,000,000	149,000,000
National Australia Bank Ltd., 1 Month USD LIBOR + 0.22%(b),(c)	2.334%	10/01/2018	08/01/2019	56,000,000	56,000,000
NRW Bank(a)	2.165%	10/31/2018	10/31/2018	125,000,000	124,774,479
Oversea-Chinese Banking Corp. Ltd., 1 Month USD LIBOR + 0.15%(b),(c)	2.260%	10/05/2018	03/05/2019	150,000,000	150,000,000
Oversea-Chinese Banking Corp. Ltd., 1 Month USD LIBOR + 0.15%(b)	2.332%	10/22/2018	02/21/2019	75,000,000	75,000,000
Swedbank AB(a)	2.230%	10/05/2018	10/05/2018	50,000,000	49,987,611
Toronto Dominion Bank(a)	2.170%	10/03/2018	10/03/2018	120,000,000	119,985,534
Toronto Dominion Bank, 1 Month USD LIBOR + 0.25%(b),(c)	2.462%	10/22/2018	01/22/2019	125,000,000	125,000,000
Toronto-Dominion Bank, 1 Month USD LIBOR + 0.24%(b),(c)	2.422%	10/22/2018	12/21/2018	125,000,000	125,000,000
Toyota Credit Canada, Inc., 3 Month USD LIBOR + 0.07%(b)	2.386%	12/05/2018	05/22/2019	50,000,000	50,000,000
Toyota Credit Canada, Inc., 3 Month USD LIBOR + 0.07%(b)	2.386%	12/05/2018	05/29/2019	79,000,000	79,000,000
Toyota Motor Credit Corp., 1 Month USD LIBOR + 0.23%(b)	2.344%	10/02/2018	04/29/2019	129,000,000	129,000,000
UBS AG, 1 Month USD LIBOR + 0.30%(b),(c)	2.420%	10/08/2018	12/06/2018	29,000,000	29,000,000
UBS AG, 1 Month USD LIBOR + 0.30%(b),(c)	2.433%	10/08/2018	12/10/2018	60,000,000	60,000,000
UBS AG, 3 Month USD LIBOR + 0.19%(b),(c)	2.517%	12/10/2018	12/10/2018	125,000,000	125,000,000
Westpac Banking Corp., 1 Month USD LIBOR + 0.23%(b),(c)	2.351%	10/08/2018	01/07/2019	75,000,000	75,000,000
Westpac Banking Corp., 3 Month USD LIBOR + 0.07%(b),(c)	2.382%	11/09/2018	08/12/2019	50,000,000	50,000,000
Westpac Banking Corp., 3 Month USD LIBOR + 0.07%(b),(c)	2.382%	11/16/2018	08/16/2019	72,500,000	72,500,000
Westpac Banking Corp., 3 Month USD LIBOR + 0.13%(b),(c)	2.463%	10/18/2018	01/18/2019	125,000,000	125,000,000
FINANCIAL COMPANY COMMERCIAL PAPER					2,376,677,799
OTHER NOTES—20.6%
Bank of America NA, 1 Month USD LIBOR + 0.16%(b)	2.291%	10/11/2018	02/11/2019	90,000,000	90,000,000
Bank of America NA, 1 Month USD LIBOR + 0.16%(b)	2.328%	10/19/2018	02/19/2019	37,000,000	37,000,000
Bank of America NA, 1 Month USD LIBOR + 0.24%(b)	2.361%	10/08/2018	01/07/2019	50,000,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	2.160%	10/01/2018	10/01/2018	100,000,000	100,000,000
China Construction Bank(a)	2.180%	10/01/2018	10/01/2018	200,000,000	200,000,000
See accompanying notes to schedules of investments.
2

State Street Money Market Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Citibank NA(a)	2.140%	10/01/2018	10/01/2018	$ 75,000,000	$ 75,000,000
Credit Agricole Corporate and Investment Bank(a)	2.150%	10/01/2018	10/01/2018	125,000,000	125,000,000
DnB Bank ASA(a)	2.140%	10/01/2018	10/01/2018	375,000,000	375,000,000
Lloyds Bank Corporate Markets PLC(a)	2.150%	10/01/2018	10/01/2018	115,000,000	115,000,000
Lloyds Bank PLC(a)	2.150%	10/01/2018	10/01/2018	150,000,000	150,000,000
Mizuho Bank Ltd.(a)	2.140%	10/02/2018	10/02/2018	150,000,000	150,000,000
Mizuho Bank Ltd.(a)	2.170%	10/01/2018	10/01/2018	104,526,000	104,526,000
National Bank Of Canada(a)	2.110%	10/02/2018	10/02/2018	200,000,000	200,000,000
Nordea Bank AB(a)	2.160%	10/01/2018	10/01/2018	150,000,000	150,000,000
Royal Bank of Canada(a)	2.150%	10/01/2018	10/01/2018	100,000,000	100,000,000
Skandinaviska Enskilda Banken AB(a)	2.150%	10/01/2018	10/01/2018	200,000,000	200,000,000
Svenska Handelsbanken AB(a)	2.150%	10/01/2018	10/01/2018	225,000,000	225,000,000
TOTAL OTHER NOTES					2,446,526,000
TREASURY REPURCHASE AGREEMENTS—0.4%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by U.S. Treasury Inflation Index Notes, 0.375% – 0.625% due 01/15/2024 – 01/15/2028, valued at $51,000,003); expected proceeds $50,009,667	2.320%	10/01/2018	10/01/2018	50,000,000	50,000,000
OTHER REPURCHASE AGREEMENTS—8.9%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/07/2018 (collateralized by various Corporate Bonds, 1.720% – 3.867% due 04/15/2020 – 03/25/2067, valued at $89,250,001); expected proceeds $85,567,375(d)	2.670%	10/01/2018	12/06/2018	85,000,000	85,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by various Corporate Bonds, 1.650% – 7.500% due 01/15/2019 – 01/15/2049, valued at $106,875,623); expected proceeds $100,019,333	2.320%	10/01/2018	10/01/2018	100,000,000	100,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 07/27/2018 (collateralized by a U.S. Treasury Note, 1.625% due 10/15/2020, and various Common Stocks, valued at $189,797,405); expected proceeds $176,168,125(d)	2.670%	10/01/2018	10/25/2018	175,000,000	175,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by U.S. Treasury Notes, 1.625% due 10/15/2020 – 11/15/2022, and various Common Stocks, valued at $302,399,983); expected proceeds $280,054,133	2.320%	10/01/2018	10/01/2018	280,000,000	280,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/10/2018 (collateralized by various Corporate Bonds, 0.473% – 6.000% due 05/22/2021 – 10/28/2064, valued at $105,503,248); expected proceeds $100,677,111(d)	2.770%	10/01/2018	12/07/2018	100,000,000	100,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 09/21/2018 (collateralized by various Corporate Bonds, 0.000% – 8.625% due 10/15/2018 – 11/14/2048, valued at $138,320,640); expected proceeds $125,103,945	2.138%	10/05/2018	10/05/2018	125,000,000	125,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 09/21/2018 (collateralized by various Corporate Bonds, 2.200% – 7.000% due 02/10/2019 – 11/14/2048, valued at $56,017,000); expected proceeds $50,043,524	2.238%	10/05/2018	10/05/2018	50,000,000	50,000,000
See accompanying notes to schedules of investments.
3

State Street Money Market Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by various Corporate Bonds, 1.125% – 3.875% due 09/12/2019 – 11/22/2027, valued at $153,028,997); expected proceeds $150,028,375	2.270%	10/01/2018	10/01/2018	$150,000,000	$ 150,000,000
TOTAL OTHER REPURCHASE AGREEMENTS					1,065,000,000
TOTAL INVESTMENTS –98.7%(e) (Cost $11,739,379,972)					11,739,379,972
Other Assets in Excess of Liabilities —1.3%					151,788,803
NET ASSETS –100.0%					$ 11,891,168,775

(a)	The rate shown is the yield-to-maturity from date of acquisition.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 11.6% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Illiquid security. These securities represent $360,000,000 or 3.0% of net assets as of September 30, 2018.
(e)	Also represents the cost for federal tax purposes.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Asset Backed Commercial Paper	$—	$ 1,071,517,631	$—	$ 1,071,517,631
Certificates of Deposit	—	4,729,658,543	—	4,729,658,543
Financial Company Commercial Paper	—	2,376,677,798	—	2,376,677,798
Other Notes	—	2,446,526,000	—	2,446,526,000
Treasury Repurchase Agreements	—	50,000,000	—	50,000,000
Other Repurchase Agreements	—	1,065,000,000	—	1,065,000,000
Total Investments	$—	$11,739,379,972	$—	$11,739,379,972
See accompanying notes to schedules of investments.
4

State Street U.S. Government Money Market Portfolio Schedule of Investments
September 30, 2018 (Unaudited)

State Street Institutional U.S. Government Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street U.S. Government Money Market Portfolio. The schedule of investments for the State Street U.S. Government Money Market Portfolio follows.
Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT—37.9%
Federal Farm Credit Bank, Federal Reserve Bank Prime Loan Rate - 3.08%(a)	1.920%	10/01/2018	03/12/2019	$ 69,875,000	$ 69,843,688
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.15%(a)	1.925%	10/01/2018	01/29/2019	168,100,000	168,099,165
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.17%(a)	1.956%	10/07/2018	11/07/2018	241,000,000	240,999,262
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.14%(a)	1.964%	10/02/2018	07/02/2019	168,000,000	167,993,669
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.17%(a)	1.968%	10/09/2018	10/09/2018	153,200,000	153,199,822
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.13%(a)	1.974%	10/01/2018	04/01/2019	290,000,000	289,995,630
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.13%(a)	1.996%	10/07/2018	06/07/2019	184,300,000	184,249,605
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.15%(a)	2.020%	10/18/2018	07/18/2019	136,150,000	136,138,809
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.11%(a)	2.048%	10/15/2018	01/15/2019	100,200,000	100,200,000
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.10%(a)	2.058%	10/16/2018	04/16/2019	199,000,000	198,996,392
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.10%(a)	2.070%	10/20/2018	09/20/2019	227,000,000	226,988,992
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.09%(a)	2.078%	10/19/2018	06/19/2019	200,000,000	199,896,609
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.12%(a)	2.096%	10/25/2018	03/25/2019	100,000,000	100,000,000
Federal Farm Credit Bank (b)	2.250%	01/30/2019	01/30/2019	20,000,000	19,848,750
Federal Farm Credit Bank, 3 Month USD MMY + 0.12%(a)	2.312%	10/01/2018	05/08/2019	77,250,000	77,290,781
Federal Home Loan Bank, 1 Month USD LIBOR - 0.11%(a)	1.960%	10/01/2018	05/28/2019	271,700,000	271,675,652
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(a)	1.974%	10/01/2018	03/01/2019	290,000,000	290,000,418
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(a)	1.979%	10/01/2018	03/01/2019	328,700,000	328,700,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(a)	1.979%	10/02/2018	08/02/2019	500,000,000	500,000,000
Federal Home Loan Bank (b)	1.984%	10/12/2018	10/12/2018	299,750,000	299,568,285
Federal Home Loan Bank, 1 Month USD LIBOR - 0.11%(a)	1.994%	10/01/2018	04/01/2019	410,000,000	410,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.14%(a)	1.999%	10/12/2018	10/12/2018	482,000,000	482,000,000
Federal Home Loan Bank, 3 Month USD LIBOR - 0.33%(a)	2.000%	10/04/2018	01/04/2019	495,800,000	495,800,000
Federal Home Loan Bank, 3 Month USD LIBOR - 0.32%(a)	2.011%	10/10/2018	04/10/2019	669,800,000	669,800,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.08%(a)	2.029%	10/01/2018	03/01/2019	250,000,000	250,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.09%(a)	2.030%	10/06/2018	04/05/2019	298,000,000	298,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(a)	2.033%	10/16/2018	07/16/2019	340,200,000	340,200,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.09%(a)	2.068%	10/15/2018	04/15/2019	500,000,000	500,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(a)	2.086%	10/25/2018	01/25/2019	513,000,000	513,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(a)	2.087%	10/24/2018	01/24/2019	161,000,000	161,000,000
Federal Home Loan Bank (b)	2.090%	11/07/2018	11/07/2018	100,000,000	99,785,194
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(a)	2.091%	10/25/2018	02/25/2019	116,750,000	116,750,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(a)	2.093%	10/26/2018	07/26/2019	99,800,000	99,800,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.12%(a)	2.098%	10/26/2018	10/26/2018	850,000,000	849,994,628
Federal Home Loan Bank (b)	2.099%	11/28/2018	11/28/2018	399,000,000	397,650,693
Federal Home Loan Bank (b)	2.099%	11/30/2018	11/30/2018	397,000,000	395,611,162
Federal Home Loan Bank, 1 Month USD LIBOR - 0.12%(a)	2.103%	10/26/2018	04/26/2019	337,000,000	337,000,000
Federal Home Loan Bank (b)	2.105%	12/05/2018	12/05/2018	402,500,000	400,970,221
Federal Home Loan Bank, 1 Month USD LIBOR - 0.11%(a)	2.113%	10/26/2018	05/24/2019	338,000,000	338,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.10%(a)	2.121%	10/25/2018	03/25/2019	214,000,000	214,000,000
Federal Home Loan Bank (b)	2.124%	12/12/2018	12/12/2018	108,000,000	107,541,216
Federal Home Loan Bank (b)	2.125%	11/14/2018	11/14/2018	300,000,000	299,220,833
Federal Home Loan Bank, 1 Month USD LIBOR - 0.09%(a)	2.127%	10/24/2018	06/24/2019	214,000,000	214,000,000
Federal Home Loan Bank (b)	2.150%	11/15/2018	11/15/2018	128,800,000	128,453,850
Federal Home Loan Bank, 1 Month USD LIBOR - 0.06%(a)	2.152%	10/22/2018	12/21/2018	320,500,000	320,500,000
Federal Home Loan Bank (b)	2.158%	11/21/2018	11/21/2018	200,000,000	199,388,567
Federal Home Loan Bank (b)	2.200%	01/24/2019	01/24/2019	566,000,000	562,022,278
Federal Home Loan Bank (b)	2.250%	01/17/2019	01/17/2019	322,375,000	320,198,969
Federal Home Loan Bank (b)	2.300%	02/11/2019	02/11/2019	584,575,000	579,607,736
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR - 0.15%(a)	1.983%	10/08/2018	02/08/2019	177,000,000	177,000,000
See accompanying notes to schedules of investments.
5

State Street U.S. Government Money Market Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal Home Loan Mortgage Corp., 3 Month USD LIBOR - 0.34%(a)	1.999%	10/09/2018	01/09/2019	$ 605,100,000	$ 605,100,000
Federal Home Loan Mortgage Corp., 3 Month USD LIBOR - 0.33%(a)	2.009%	10/09/2018	04/09/2019	672,300,000	672,300,000
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR - 0.14%(a)	2.042%	10/21/2018	11/21/2018	348,000,000	348,000,000
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR - 0.10%(a)	2.065%	10/18/2018	03/18/2019	189,400,000	189,400,000
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR - 0.10%(a)	2.073%	10/19/2018	06/19/2019	482,300,000	482,300,000
Federal Home Loan Mortgage Corp. (b)	2.280%	09/20/2019	09/20/2019	225,000,000	225,000,000
Federal National Mortgage Assoc. (b)	2.010%	10/01/2018	10/01/2018	540,000,000	540,000,000
Federal National Mortgage Assoc. (b)	2.145%	12/19/2018	12/19/2018	357,300,000	355,618,644
TOTAL GOVERNMENT AGENCY DEBT					17,718,699,520
TREASURY DEBT—14.8%
U.S. Treasury Bill (b)	1.943%	10/04/2018	10/04/2018	350,000,000	349,943,344
U.S. Treasury Bill (b)	1.950%	10/11/2018	10/11/2018	500,000,000	499,729,690
U.S. Treasury Bill (b)	2.010%	11/08/2018	11/08/2018	300,000,000	299,363,500
U.S. Treasury Bill (b)	2.035%	11/23/2018	11/23/2018	400,000,000	398,801,611
U.S. Treasury Bill (b)	2.036%	11/15/2018	11/15/2018	567,000,000	565,560,172
U.S. Treasury Bill (b)	2.075%	12/06/2018	12/06/2018	899,500,000	896,067,759
U.S. Treasury Bill (b)	2.075%	12/13/2018	12/13/2018	500,000,000	497,896,181
U.S. Treasury Bill (b)	2.078%	11/29/2018	11/29/2018	500,000,000	498,297,481
U.S. Treasury Bill (b)	2.275%	02/07/2019	02/07/2019	169,500,000	168,118,222
U.S. Treasury Note, 3 Month USD MMY(a)	2.192%	10/01/2018	01/31/2020	460,000,000	459,931,847
U.S. Treasury Note, 3 Month USD MMY + 0.03%(a)	2.225%	10/01/2018	04/30/2020	1,182,122,000	1,182,100,696
U.S. Treasury Note, 3 Month USD MMY + 0.05%(a)	2.240%	10/01/2018	10/31/2019	150,000,000	150,093,758
U.S. Treasury Note, 3 Month USD MMY + 0.06%(a)	2.252%	10/01/2018	07/31/2019	475,000,000	475,365,022
U.S. Treasury Note, 3 Month USD MMY + 0.07%(a)	2.262%	10/01/2018	04/30/2019	300,576,200	300,634,599
U.S. Treasury Note, 3 Month USD MMY + 0.14%(a)	2.332%	10/01/2018	01/31/2019	170,000,000	170,066,758
TOTAL TREASURY DEBT					6,911,970,640
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—26.9%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 6.000% due 11/15/2029 – 09/15/2048, Federal National Mortgage Associations, 0.000% – 4.500% due 10/25/2042 – 10/25/2048, and Government National Mortgage Associations, 0.000% – 5.135% due 01/20/2040 – 09/20/2068, valued at $531,360,000); expected proceeds $492,093,070	2.270%	10/01/2018	10/01/2018	492,000,000	492,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 6.000% due 04/01/2029 – 07/01/2048, and Federal National Mortgage Associations, 2.500% – 6.000% due 11/01/2024 – 05/01/2056, valued at $1,321,147,669); expected proceeds $1,295,242,813	2.250%	10/01/2018	10/01/2018	1,295,000,000	1,295,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% – 4.000% due 12/01/2041 – 07/01/2048, Federal National Mortgage Associations, 2.500% – 5.000% due 11/01/2027 – 07/01/2048, and a U.S. Treasury Bond, 3.750% due 11/15/2043, valued at $75,494,167); expected proceeds $74,013,813	2.240%	10/01/2018	10/01/2018	74,000,000	74,000,000
See accompanying notes to schedules of investments.
6

State Street U.S. Government Money Market Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 09/27/2018 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% due 05/01/2048 – 09/01/2048, and Federal National Mortgage Associations, 4.000% due 04/01/2048 – 06/01/2048, valued at $255,000,000); expected proceeds $250,105,000	2.160%	10/04/2018	10/04/2018	$ 250,000,000	$ 250,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 09/27/2018 (collateralized by Federal Home Loan Mortgage Corporations, 4.000% due 05/01/2047 – 08/01/2048, and a Federal National Mortgage Association, 4.000% due 04/01/2048, valued at $255,000,001); expected proceeds $250,105,486	2.170%	10/04/2018	10/04/2018	250,000,000	250,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by Federal Farm Credit Banks, 3.000% – 3.370% due 09/05/2029 – 09/14/2037, a Federal Home Loan Mortgage Corporation, 4.125% due 10/11/2033, a U.S. Treasury Bill, 0.000% due 03/28/2019, U.S. Treasury Bonds, 3.875% – 8.125% due 08/15/2021 – 08/15/2040, a U.S. Treasury Inflation Index Note, 0.625% due 04/15/2023, U.S. Treasury Notes, 1.375% – 2.750% due 08/31/2020 – 08/15/2027, and a U.S. Treasury Strip, 0.000% due 08/15/2033, valued at $153,000,000); expected proceeds $150,028,125
	2.250%	10/01/2018	10/01/2018	150,000,000	150,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 7.000% due 03/01/2019 – 04/01/2048, Federal National Mortgage Associations, 3.395% – 6.000% due 08/01/2019 – 08/01/2048, Government National Mortgage Associations, 2.757% – 5.500% due 10/15/2026 – 09/20/2048, and U.S. Treasury Strips, 0.000% due 02/15/2032 – 02/15/2038, valued at $428,400,027); expected proceeds $420,079,100	2.260%	10/01/2018	10/01/2018	420,000,000	420,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by Federal Farm Credit Banks, 1.279% – 3.670% due 06/20/2019 – 02/23/2037, Federal Home Loan Banks, 0.875% – 3.000% due 10/01/2018 – 09/11/2026, Federal Home Loan Mortgage Corporations, 0.875% – 1.500% due 07/19/2019 – 01/17/2020, Federal National Mortgage Associations, 0.875% – 1.875% due 08/02/2019 – 09/24/2026, a Corporate Bond, 0.000% due 10/03/2022, a U.S. Treasury Bond, 3.625% due 02/15/2044, a U.S. Treasury Inflation Index Bond, 1.375% due 02/15/2044, a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2019, and U.S. Treasury Notes, 1.500% – 2.250% due 02/28/2019 – 03/31/2021, Resolution Funding Strips, 8.875% due 07/15/2020 – 04/15/2030, and Tennessee Valley Authorities, 5.880% – 5.980% due 04/01/2036, valued at $244,800,036); expected proceeds $240,045,000
	2.250%	10/01/2018	10/01/2018	240,000,000	240,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 9.500% due 01/15/2020 – 05/15/2053, Federal National Mortgage Associations, 1.518% – 10.000% due 06/25/2019 – 12/25/2056, Government National Mortgage Associations, 0.149% – 5.000% due 03/20/2042 – 12/16/2056, and U.S. Treasury Notes, 0.875% – 2.875% due 04/15/2019 – 08/15/2028, valued at $334,161,227); expected proceeds $324,061,020	2.260%	10/01/2018	10/01/2018	324,000,000	324,000,000
See accompanying notes to schedules of investments.
7

State Street U.S. Government Money Market Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 9.500% due 01/15/2020 – 08/15/2051, Federal National Mortgage Associations, 0.000% – 18.273% due 01/25/2020 – 10/25/2048, Government National Mortgage Associations, 0.000% – 5.500% due 04/20/2034 – 07/16/2060, a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2019, and U.S. Treasury Notes, 1.625% – 2.750% due 04/30/2019 – 06/30/2025, valued at $107,815,136); expected proceeds $100,042,972	2.260%	10/05/2018	10/01/2018	$ 100,000,000	$ 100,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by U.S. Treasury Bonds, 3.625% – 3.750% due 11/15/2043 – 02/15/2044, a U.S. Treasury Inflation Index Bond, 1.375% due 02/15/2044, a U.S. Treasury Inflation Index Note, 0.625% due 01/15/2024, and U.S. Treasury Notes, 1.500% – 2.750% due 12/31/2018 – 02/15/2024, valued at $428,400,014); expected proceeds $420,179,667	2.250%	10/05/2018	10/01/2018	420,000,000	420,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/24/2018 (collateralized by Federal Farm Credit Banks, 2.105% – 3.650% due 05/20/2020 – 10/20/2036, Federal Home Loan Banks, 0.000% – 5.000% due 03/18/2019 – 06/02/2036, Federal Home Loan Mortgage Corporations, 1.125% – 1.500% due 08/12/2021 – 08/15/2031, Federal National Mortgage Associations, 1.250% – 2.375% due 01/21/2020 – 01/19/2023, a U.S. Treasury Bill, 0.000% due 10/11/2018, a U.S. Treasury Bond, 2.250% due 08/15/2046, and a U.S. Treasury Note, 2.500% due 06/30/2020, valued at $306,000,007); expected proceeds $300,121,333
	2.080%	10/01/2018	10/01/2018	300,000,000	300,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/25/2018 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 6.000% due 09/15/2019 – 10/15/2048, Federal National Mortgage Associations, 0.000% – 5.000% due 01/01/2025 – 10/25/2058, and Government National Mortgage Associations, 1.614% – 5.500% due 09/20/2031 – 11/16/2059, valued at $907,800,000); expected proceeds $890,361,686	2.210%	10/02/2018	10/01/2018	890,000,000	890,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/26/2018 (collateralized by Federal Home Loan Mortgage Corporations, 3.162% – 4.500% due 01/25/2028 – 07/15/2048, Federal National Mortgage Associations, 2.564% – 3.000% due 07/25/2043 – 07/25/2046, and Government National Mortgage Associations, 2.150% – 5.500% due 10/16/2031 – 06/16/2058, valued at $204,000,000); expected proceeds $200,082,056	2.110%	10/03/2018	10/03/2018	200,000,000	200,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/27/2018 (collateralized by Federal Farm Credit Banks, 2.690% – 3.230% due 09/04/2020 – 09/05/2023, Federal Home Loan Banks, 2.125% – 3.750% due 05/28/2020 – 01/23/2043, Federal Home Loan Mortgage Corporations, 2.512% - 6.250% due 12/15/2023 – 02/15/2047, Federal National Mortgage Associations, 1.375% - 5.500% due 02/26/2021 – 10/25/2048, Government National Mortgage Associations, 1.600% – 7.000% due 08/20/2033 – 06/16/2058, and Tennessee Valley Authorities, 1.750% – 5.250% due 10/15/2018 – 09/15/2039, valued at $561,000,105); expected proceeds $550,231,000
	2.160%	10/04/2018	10/04/2018	550,000,000	550,000,000
See accompanying notes to schedules of investments.
8

State Street U.S. Government Money Market Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 6.000% due 10/15/2020 – 08/15/2048, Federal National Mortgage Associations, 2.500% – 6.000% due 07/25/2025 – 10/25/2056, and Government National Mortgage Associations, 0.000% – 6.000% due 01/16/2027 – 08/16/2060, valued at $597,720,000); expected proceeds $586,107,922	2.210%	10/01/2018	10/01/2018	$ 586,000,000	$ 586,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 5.000% due 12/01/2034 – 12/15/2046, Federal National Mortgage Associations, 0.000% – 6.000% due 11/01/2019 – 09/01/2048, Government National Mortgage Associations, 3.500% – 4.500% due 08/20/2045 – 09/20/2048, a U.S. Treasury Bill, 0.000% due 10/04/2018, and U.S. Treasury Notes, 1.000% – 2.625% due 02/28/2019 – 03/31/2025, valued at $1,418,745,565); expected proceeds $1,384,260,653	2.260%	10/01/2018	10/01/2018	1,384,000,000	1,384,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by Government National Mortgage Associations, 3.000% – 6.500% due 01/20/2035 – 05/15/2058, a U.S. Treasury Bond, 3.000% due 02/15/2047, U.S. Treasury Notes, 2.250% – 2.625% due 02/28/2023 – 11/15/2027, and Resolution Funding Strips, 8.125% – 9.375% due 10/15/2019 – 01/15/2021, valued at $152,059,846); expected proceeds $149,027,938	2.250%	10/01/2018	10/01/2018	149,000,000	149,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by a Federal Home Loan Mortgage Corporation, 1.750% due 05/30/2019, Government National Mortgage Associations, 3.000% – 4.500% due 06/20/2044 – 08/20/2048, U.S. Treasury Bonds, 2.250% – 5.500% due 08/15/2028 – 02/15/2048, a U.S. Treasury Inflation Index Bond, 0.750% due 02/15/2045, and U.S. Treasury Notes, 1.250% – 2.500% due 09/30/2019 – 11/15/2027, valued at $510,000,065); expected proceeds $500,093,333	2.240%	10/01/2018	10/01/2018	500,000,000	500,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by Federal National Mortgage Associations, 3.500% – 4.500% due 12/01/2034 – 09/01/2048, and Government National Mortgage Associations, 3.500% – 4.500% due 04/20/2042 – 08/20/2048, valued at $459,000,000); expected proceeds $450,084,375	2.250%	10/01/2018	10/01/2018	450,000,000	450,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/25/2018 (collateralized by a Federal Agricultural Mortgage Corporation, 1.700% due 02/28/2019, Federal Home Loan Mortgage Corporations, 1.400% – 5.960% due 01/01/2020 – 12/01/2047, Federal National Mortgage Associations, 2.532% – 4.000% due 06/01/2020 – 05/01/2048, Government National Mortgage Associations, 2.177% – 7.000% due 12/16/2025 – 08/20/2048, Resolution Funding Strips, 0.000% due 01/15/2027 – 04/15/2030, U.S. Treasury Bills, 0.000% due 10/25/2018 – 03/28/2019, a U.S. Treasury Bond, 2.875% due 08/15/2045, U.S. Treasury Notes, 1.375% – 2.875% due 06/30/2020 – 08/15/2028, and U.S. Treasury Strips, 0.000% – 4.250% due 08/15/2026 – 05/15/2047, valued at $511,251,229); expected proceeds $500,431,667 (c)
	2.220%	10/09/2018	10/09/2018	500,000,000	500,000,000
See accompanying notes to schedules of investments.
9

State Street U.S. Government Money Market Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by a Federal Agricultural Mortgage Corporation, 1.700% due 02/28/2019, Federal Home Loan Mortgage Corporations, 3.500% – 4.000% due 07/01/2047 – 11/01/2047, a Federal National Mortgage Association, 3.500% due 01/01/2048, a Government National Mortgage Association, 3.500% due 06/20/2048, Resolution Funding Strips, 0.000% due 01/15/2026 – 04/15/2030, a U.S. Treasury Bill, 0.000% due 09/12/2019, U.S. Treasury Bonds, 2.500% – 3.875% due 08/15/2040 – 11/15/2047, U.S. Treasury Inflation Index Notes, 0.125% - 0.625% due 07/15/2021 - 07/15/2025, U.S. Treasury Notes, 0.750% – 2.625% due 06/30/2019 – 02/15/2026, and a U.S. Treasury Strip, 4.250% due 05/15/2039, valued at $969,000,033); expected proceeds $950,177,333
	2.240%	10/01/2018	10/01/2018	$ 950,000,000	$ 950,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by Federal Farm Credit Banks, 1.233% – 3.250% due 09/23/2019 – 12/19/2028, Federal Home Loan Banks, 2.750% – 3.700% due 09/21/2028 – 07/11/2031, and Tennessee Valley Authorities, 3.500% – 7.125% due 05/01/2030 – 09/15/2065, valued at $183,600,412); expected proceeds $180,033,600	2.240%	10/01/2018	10/01/2018	180,000,000	180,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by Federal Home Loan Mortgage Corporations, 0.100% – 5.000% due 06/25/2021 – 07/01/2048, and Federal National Mortgage Associations, 1.457% – 10.080% due 01/01/2020 – 06/25/2055, valued at $1,940,190,017); expected proceeds $1,900,357,833	2.260%	10/01/2018	10/01/2018	1,900,000,000	1,900,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					12,554,000,000
TREASURY REPURCHASE AGREEMENTS—21.1%
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by a U.S. Treasury Bond, 3.000% due 11/15/2045, U.S. Treasury Inflation Index Bonds, 1.000% – 1.750% due 01/15/2028 – 02/15/2046, a U.S. Treasury Inflation Index Note, 0.125% due 01/15/2022, and a U.S. Treasury Note, 1.375% due 05/31/2021, valued at $826,200,086); expected proceeds $810,147,150	2.180%	10/01/2018	10/01/2018	810,000,000	810,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by a U.S. Treasury Bond, 3.125% due 02/15/2043, U.S. Treasury Inflation Index Bonds, 0.625% – 3.375% due 01/15/2025 – 02/15/2043, U.S. Treasury Inflation Index Notes, 0.125% – 1.875% due 07/15/2019 – 07/15/2026, and U.S. Treasury Notes, 1.625% – 2.750% due 06/30/2019 – 02/15/2028, valued at $510,000,006); expected proceeds $500,091,667	2.200%	10/01/2018	10/01/2018	500,000,000	500,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by U.S. Treasury Bonds, 2.750% – 3.625% due 08/15/2043 – 02/15/2048, a U.S. Treasury Inflation Index Bond, 1.000% due 02/15/2046, U.S. Treasury Inflation Index Notes, 0.125% – 1.250% due 07/15/2020 – 07/15/2025, U.S. Treasury Notes, 1.125% – 2.625% due 10/15/2020 – 04/30/2024, and a U.S. Treasury Strip, 0.000% due 08/15/2047, valued at $1,005,720,036); expected proceeds $986,184,053	2.240%	10/01/2018	10/01/2018	986,000,000	986,000,000
See accompanying notes to schedules of investments.
10

State Street U.S. Government Money Market Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by a U.S. Treasury Inflation Index Note, 0.375% due 01/15/2027, and a U.S. Treasury Note, 1.500% due 10/31/2019, valued at $120,360,003); expected proceeds $118,022,125	2.250%	10/01/2018	10/01/2018	$ 118,000,000	$ 118,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by U.S. Treasury Notes, 1.500% – 2.750% due 10/31/2019 – 05/31/2023, valued at $127,500,027); expected proceeds $125,023,542	2.260%	10/01/2018	10/01/2018	125,000,000	125,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by U.S. Treasury Notes, 1.625% – 2.250% due 01/31/2024 – 02/15/2026, valued at $400,066,728); expected proceeds $400,066,667	2.000%	10/01/2018	10/01/2018	400,000,000	400,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by U.S. Treasury Bills, 0.000% due 10/11/2018 – 07/18/2019, a U.S. Treasury Bond, 2.750% due 08/15/2042, U.S. Treasury Notes, 1.500% – 2.750% due 02/15/2019 – 08/15/2026, and U.S. Treasury Strips, 0.000% due 05/15/2019 – 05/15/2025, valued at $816,000,004); expected proceeds $800,140,000	2.180%	10/01/2018	10/05/2018	800,000,000	800,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by U.S. Treasury Strips, 0.000% due 11/15/2018 – 08/15/2028, valued at $581,400,000); expected proceeds $570,241,617	2.180%	10/05/2018	10/05/2018	570,000,000	570,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/26/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 01/10/2019, and U.S. Treasury Notes, 1.133% – 2.500% due 07/31/2019 – 05/15/2024, valued at $30,600,064); expected proceeds $30,012,600	2.160%	10/03/2018	10/03/2018	30,000,000	30,000,000
Agreement with LLOYDS Bank PLC, dated 08/17/2018 (collateralized by U.S. Treasury Inflation Index Bonds, 0.750% – 2.500% due 01/15/2029 – 02/15/2042, and U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 01/15/2022 – 07/15/2025, valued at $514,454,389); expected proceeds $505,115,000 (c)	1.980%	10/01/2018	02/19/2019	500,000,000	500,000,000
Agreement with LLOYDS Bank PLC, dated 09/21/2018 (collateralized by U.S. Treasury Inflation Index Bonds, 0.750% – 2.500% due 01/15/2029 – 02/15/2042, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 01/15/2023 – 07/15/2025, and U.S. Treasury Notes, 2.500% – 8.000% due 11/15/2021 – 05/15/2024, valued at $306,942,256); expected proceeds $301,516,667 (c)	2.000%	10/01/2018	12/21/2018	300,000,000	300,000,000
Agreement with LLOYDS Bank PLC, dated 09/28/2018 (collateralized by a U.S. Treasury Inflation Index Bond, 2.125% due 02/15/2040, and U.S. Treasury Inflation Index Notes, 0.375% due 01/15/2027 – 07/15/2027, valued at $203,801,513); expected proceeds $200,084,389	2.170%	10/05/2018	10/05/2018	200,000,000	200,000,000
Agreement with MUFG Securities, dated 09/26/2018 (collateralized by a U.S. Treasury Notes, 1.125% - 3.750% due 11/15/2018 – 02/15/2028, valued at $280,988,059); expected proceeds $275,117,639	2.200%	10/03/2018	10/03/2018	275,000,000	275,000,000
Agreement with MUFG Securities, dated 09/28/2018 (collateralized by a U.S. Treasury Notes, 1.375% - 3.500% due 02/28/2019 – 05/15/2028, valued at $407,477,652); expected proceeds $400,074,667	2.240%	10/01/2018	10/01/2018	400,000,000	400,000,000
See accompanying notes to schedules of investments.
11

State Street U.S. Government Money Market Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 09/27/2018 (collateralized by U.S. Treasury Bonds, 2.500% – 4.500% due 02/15/2036 – 02/15/2048, U.S. Treasury Inflation Index Bonds, 0.750% – 1.375% due 02/15/2044 – 02/15/2046, a U.S. Treasury Inflation Index Note, 1.875% due 07/15/2019, and U.S. Treasury Notes, 1.250% – 3.625% due 09/30/2019 – 08/15/2028, valued at $392,700,065); expected proceeds $385,161,700	2.160%	10/04/2018	10/04/2018	$ 385,000,000	$ 385,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 09/12/2019, U.S. Treasury Bonds, 2.750% – 4.375% due 11/15/2039 – 05/15/2048, U.S. Treasury Inflation Index Bonds, 1.375% – 3.875% due 04/15/2029 – 02/15/2044, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 01/15/2022 – 01/15/2027, U.S. Treasury Notes, 0.750% – 2.875% due 02/28/2019 – 08/31/2025, and a U.S. Treasury Strip, 0.000% due 08/15/2021, valued at $994,500,000); expected proceeds $975,181,188	2.230%	10/01/2018	10/01/2018	975,000,000	975,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by U.S. Treasury Bonds, 2.250% – 3.875% due 08/15/2040 – 08/15/2046, U.S. Treasury Inflation Index Bonds, 0.625% – 3.625% due 04/15/2028 – 02/15/2043, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 07/15/2021 – 01/15/2025, and U.S. Treasury Notes, 1.000% – 3.375% due 02/28/2019 – 02/15/2026, valued at $510,000,000); expected proceeds $500,092,500	2.220%	10/01/2018	10/01/2018	500,000,000	500,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by U.S. Treasury Bills, 0.000% due 11/23/2018 – 01/31/2019, U.S. Treasury Bonds, 2.500% – 8.125% due 08/15/2019 – 11/15/2045, U.S. Treasury Inflation Index Bonds, 1.000% – 3.625% due 01/15/2028 – 02/15/2046, U.S. Treasury Inflation Index Notes, 0.125% – 1.125% due 04/15/2019 – 07/15/2027, U.S. Treasury Notes, 0.750% – 3.625% due 09/30/2018 – 05/15/2026, and a U.S. Treasury Strip, 0.000% due 05/15/2028, valued at $1,020,000,104); expected proceeds $1,000,186,667	2.240%	10/01/2018	10/01/2018	1,000,000,000	1,000,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					8,874,000,000
TOTAL INVESTMENTS –100.7% (d)(e)					46,058,670,160
Other Assets in Excess of Liabilities —(0.7)%					676,627,900
NET ASSETS –100.0%					$ 46,735,298,060

(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Rate shown is the discount rate at time of purchase.
(c)	Illiquid security. These securities represent $1,300,000,000 or 2.8% of net assets as of September 30, 2018.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (see accompanying notes to schedule of investments).
See accompanying notes to schedules of investments.
12

State Street Treasury Money Market Portfolio Schedule of Investments
September 30, 2018 (Unaudited)

State Street Institutional Treasury Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Treasury Money Market Portfolio. The schedule of investments for the State Street Treasury Money Market Portfolio follows.
Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—99.9%
U.S. Treasury Bill (a)	1.943%	10/04/2018	10/04/2018	$ 1,630,773,000	$ 1,630,507,146
U.S. Treasury Bill (a)	1.950%	10/11/2018	10/11/2018	1,623,920,000	1,623,032,641
U.S. Treasury Bill (a)	1.970%	10/25/2018	10/25/2018	1,250,000,000	1,248,292,333
U.S. Treasury Bill (a)	1.980%	10/18/2018	10/18/2018	1,170,000,000	1,168,894,339
U.S. Treasury Bill (a)	2.000%	11/01/2018	11/01/2018	250,000,000	249,569,444
U.S. Treasury Bill (a)	2.010%	11/08/2018	11/08/2018	350,000,000	349,257,417
U.S. Treasury Bill (a)	2.035%	11/23/2018	11/23/2018	496,500,000	495,012,500
U.S. Treasury Bill (a)	2.036%	11/15/2018	11/15/2018	500,000,000	498,730,313
U.S. Treasury Bill (a)	2.075%	12/06/2018	12/06/2018	300,000,000	298,852,077
U.S. Treasury Bill (a)	2.075%	12/13/2018	12/13/2018	500,000,000	497,867,386
U.S. Treasury Bill (a)	2.078%	11/29/2018	11/29/2018	300,000,000	298,978,563
U.S. Treasury Bill (a)	2.125%	12/20/2018	12/20/2018	250,000,000	248,819,444
U.S. Treasury Bill (a)	2.140%	01/17/2019	01/17/2019	28,000,000	27,820,240
U.S. Treasury Bill (a)	2.175%	12/27/2018	12/27/2018	398,500,000	396,405,384
U.S. Treasury Bill (a)	2.275%	02/07/2019	02/07/2019	40,000,000	39,673,917
U.S. Treasury Note (a)	1.845%	11/15/2018	11/15/2018	159,000,000	158,884,748
U.S. Treasury Note, 3 Month USD MMY(b)	2.192%	09/29/2018	01/31/2020	385,000,000	384,909,849
U.S. Treasury Note, 3 Month USD MMY + 0.03%(b)	2.225%	09/29/2018	04/30/2020	265,500,000	265,491,406
U.S. Treasury Note, 3 Month USD MMY + 0.04%(b)	2.235%	09/29/2018	07/31/2020	19,200,000	19,197,424
U.S. Treasury Note, 3 Month USD MMY + 0.05%(b)	2.240%	09/29/2018	10/31/2019	112,000,000	112,065,896
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	2.252%	10/01/2018	07/31/2019	150,000,000	150,115,270
U.S. Treasury Note, 3 Month USD MMY + 0.07%(b)	2.262%	09/29/2018	04/30/2019	85,800,000	85,816,708
U.S. Treasury Note, 3 Month USD MMY + 0.14%(b)	2.332%	09/29/2018	01/31/2019	213,000,000	213,136,961
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	2.362%	09/29/2018	10/31/2018	342,400,000	342,458,606
TOTAL INVESTMENTS –99.9% (c)(d)					10,803,790,012
Other Assets in Excess of Liabilities —0.1%					5,242,378
NET ASSETS –100.0%					$ 10,809,032,390

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Also represents the cost for federal tax purposes.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (see accompanying notes to schedule of investments).
See accompanying notes to schedules of investments.
13

State Street Treasury Plus Money Market Portfolio Schedule of Investments
September 30, 2018 (Unaudited)

State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Obligations Money Market Fund are feeder funds that invest substantially all of their investable assets in a master fund, the State Street Treasury Plus Money Market Portfolio. The schedule of investments for the State Street Treasury Plus Money Market Portfolio follows.
Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—46.8%
U.S. Treasury Bill (a)	1.943%	10/04/2018	10/04/2018	$ 450,000,000	$ 449,927,156
U.S. Treasury Bill (a)	1.950%	10/11/2018	10/11/2018	450,000,000	449,756,721
U.S. Treasury Bill (a)	1.970%	10/25/2018	10/25/2018	250,000,000	249,671,667
U.S. Treasury Bill (a)	1.980%	10/18/2018	10/18/2018	300,000,000	299,719,500
U.S. Treasury Bill (a)	2.010%	11/08/2018	11/08/2018	450,000,000	449,045,250
U.S. Treasury Bill (a)	2.035%	11/23/2018	11/23/2018	250,000,000	249,251,007
U.S. Treasury Bill (a)	2.036%	11/15/2018	11/15/2018	300,000,000	299,238,188
U.S. Treasury Bill (a)	2.075%	12/06/2018	12/06/2018	525,000,000	522,987,596
U.S. Treasury Bill (a)	2.075%	12/13/2018	12/13/2018	385,000,000	383,362,062
U.S. Treasury Bill (a)	2.078%	11/29/2018	11/29/2018	325,000,000	323,893,443
U.S. Treasury Bill (a)	2.140%	01/17/2019	01/17/2019	35,000,000	34,775,300
U.S. Treasury Bill (a)	2.175%	12/27/2018	12/27/2018	350,000,000	348,160,313
U.S. Treasury Bill (a)	2.275%	02/07/2019	02/07/2019	50,000,000	49,592,396
U.S. Treasury Note (a)	1.845%	11/15/2018	11/15/2018	159,000,000	158,884,748
U.S. Treasury Note, 3 Month USD MMY(b)	2.192%	10/01/2018	01/31/2020	465,000,000	464,857,593
U.S. Treasury Note, 3 Month USD MMY + 0.03%(b)	2.225%	10/01/2018	04/30/2020	456,800,000	456,795,739
U.S. Treasury Note, 3 Month USD MMY + 0.04%(b)	2.235%	10/01/2018	07/31/2020	23,150,000	23,146,894
U.S. Treasury Note, 3 Month USD MMY + 0.05%(b)	2.240%	10/01/2018	10/31/2019	246,000,000	246,156,511
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	2.252%	10/01/2018	07/31/2019	150,000,000	150,115,270
U.S. Treasury Note, 3 Month USD MMY + 0.07%(b)	2.262%	10/01/2018	04/30/2019	64,398,000	64,410,737
U.S. Treasury Note, 3 Month USD MMY + 0.14%(b)	2.332%	10/01/2018	01/31/2019	510,300,000	510,589,643
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	2.362%	10/01/2018	10/31/2018	270,000,000	270,047,086
TOTAL TREASURY DEBT					6,454,384,820
TREASURY REPURCHASE AGREEMENTS—49.9%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by a U.S. Treasury Bond, 2.750% due 11/15/2042, and a U.S. Treasury Note, 2.000% due 02/28/2021, valued at $100,980,080); expected proceeds $99,018,563	2.250%	10/01/2018	10/01/2018	99,000,000	99,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by U.S. Treasury Bonds, 2.250% – 2.750% due 08/15/2042 – 08/15/2046, U.S. Treasury Inflation Index Notes, 0.125% – 1.375% due 04/15/2019 – 01/15/2026, and U.S. Treasury Notes, 1.125% – 2.750% due 02/28/2019 – 05/15/2025, valued at $378,490,379); expected proceeds $371,068,944	2.230%	10/01/2018	10/01/2018	371,000,000	371,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by a U.S. Treasury Bond, 3.000% due 11/15/2045, U.S. Treasury Inflation Index Bonds, 0.750% – 3.375% due 01/15/2029 – 02/15/2048, U.S. Treasury Inflation Index Notes, 0.125% due 01/15/2023 – 07/15/2024, and a U.S. Treasury Note, 2.625% due 11/15/2020, valued at $510,000,035); expected proceeds $500,091,667	2.200%	10/01/2018	10/01/2018	500,000,000	500,000,000
See accompanying notes to schedules of investments.
14

State Street Treasury Plus Money Market Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by U.S. Treasury Bills, 0.000% due 10/11/2018 – 05/23/2019, U.S. Treasury Bonds, 2.750% – 8.500% due 08/15/2019 – 08/15/2047, U.S. Treasury Inflation Index Bonds, 0.625% – 3.875% due 01/15/2028 – 02/15/2048, U.S. Treasury Inflation Index Notes, 0.125% – 2.125% due 01/15/2019 – 07/15/2027, U.S. Treasury Notes, 0.750% – 3.625% due 10/31/2018 – 02/15/2026, and a U.S. Treasury Strip, 0.000% due 11/15/2026, valued at $615,060,000); expected proceeds $603,112,560	2.240%	10/01/2018	10/01/2018	$ 603,000,000	$ 603,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by U.S. Treasury Bills, 0.000% due 11/08/2018 – 12/06/2018, a U.S. Treasury Bond, 2.875% due 08/15/2045, and U.S. Treasury Notes, 0.875% – 2.000% due 10/15/2018 – 08/15/2025, valued at $459,000,072); expected proceeds $450,191,625	2.190%	10/05/2018	10/05/2018	450,000,000	450,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by a U.S. Treasury Bond, 3.000% due 05/15/2045, and a U.S. Treasury Note, 1.750% due 02/28/2022, valued at $154,020,095); expected proceeds $151,028,187	2.240%	10/01/2018	10/01/2018	151,000,000	151,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by a U.S. Treasury Bond, 2.500% due 05/15/2046, and U.S. Treasury Notes, 2.000% – 2.250% due 01/31/2021 – 12/31/2024, valued at $937,156,264); expected proceeds $937,156,167	2.000%	10/01/2018	10/01/2018	937,000,000	937,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by U.S. Treasury Bills, 0.000% due 03/21/2019 – 03/28/2019, U.S. Treasury Bonds, 3.000% – 4.500% due 05/15/2038 – 05/15/2042, and a U.S. Treasury Note, 2.375% due 01/31/2023, valued at $561,000,039); expected proceeds $550,233,139	2.180%	10/05/2018	10/05/2018	550,000,000	550,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by a U.S. Treasury Inflation Index Bond, 3.625% due 04/15/2028, U.S. Treasury Notes, 1.250% – 3.625% due 03/31/2019 – 07/31/2025, and U.S. Treasury Strips, 0.000% due 02/15/2019 – 05/15/2019, valued at $277,440,000); expected proceeds $272,050,547	2.230%	10/01/2018	10/01/2018	272,000,000	272,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by U.S. Treasury Strips, 0.000% due 08/15/2023 – 08/15/2027, valued at $102,000,027); expected proceeds $100,042,194	2.170%	10/05/2018	10/05/2018	100,000,000	100,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by U.S. Treasury Notes, 2.250% – 2.750% due 02/28/2023 – 06/30/2025, valued at $346,800,006); expected proceeds $340,063,467	2.240%	10/01/2018	10/01/2018	340,000,000	340,000,000
Agreement with LLOYDS Bank PLC, dated 08/17/2018 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2024, valued at $268,777,942); expected proceeds $252,906,250 (c)	2.250%	10/01/2018	02/19/2019	250,000,000	250,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 09/27/2018 (collateralized by U.S. Treasury Bonds, 2.500% – 4.250% due 05/15/2039 – 02/15/2048, U.S. Treasury Inflation Index Notes, 0.125% – 0.750% due 04/15/2019 – 07/15/2028, and U.S. Treasury Notes, 1.250% – 2.875% due 02/28/2019 – 05/15/2028, valued at $219,300,064); expected proceeds $215,090,300	2.160%	10/04/2018	10/04/2018	215,000,000	215,000,000
See accompanying notes to schedules of investments.
15

State Street Treasury Plus Money Market Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by U.S. Treasury Bonds, 2.500% – 7.125% due 02/15/2023 – 11/15/2047, U.S. Treasury Inflation Index Bonds, 0.750% – 1.375% due 02/15/2044 – 02/15/2046, U.S. Treasury Inflation Index Notes, 0.125% – 0.500% due 04/15/2019 – 01/15/2028, and U.S. Treasury Notes, 1.125% – 3.125% due 02/28/2019 – 05/15/2028, valued at $586,500,073); expected proceeds $575,106,375	2.220%	10/01/2018	10/01/2018	$ 575,000,000	$ 575,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by U.S. Treasury Bonds, 3.000% – 4.625% due 02/15/2038 – 02/15/2047, U.S. Treasury Inflation Index Bonds, 1.000% – 3.375% due 04/15/2032 – 02/15/2048, U.S. Treasury Inflation Index Notes, 0.125% – 1.375% due 04/15/2019 – 07/15/2027, U.S. Treasury Notes, 0.750% – 3.625% due 08/15/2019 – 11/15/2026, and a U.S. Treasury Strip, 0.000% due 08/15/2021, valued at $943,500,000); expected proceeds $925,171,896	2.230%	10/01/2018	10/01/2018	925,000,000	925,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by U.S. Treasury Bills, 0.000% due 11/08/2018 – 06/20/2019, a U.S. Treasury Inflation Index Bond, 1.750% due 01/15/2028, U.S. Treasury Notes, 1.125% – 2.500% due 11/30/2020 – 09/30/2024, and a U.S. Treasury Strip, 0.000% due 08/15/2028, valued at $27,540,075); expected proceeds $27,004,995	2.220%	10/01/2018	10/01/2018	27,000,000	27,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by U.S. Treasury Bills, 0.000% due 10/11/2018 – 08/15/2019, U.S. Treasury Bonds, 2.500% – 6.500% due 11/15/2026 – 02/15/2046, U.S. Treasury Inflation Index Bonds, 0.750% – 2.125% due 02/15/2041 – 02/15/2045, and U.S. Treasury Notes, 0.750% – 3.625% due 09/30/2018 – 05/15/2028, valued at $510,095,279); expected proceeds $500,093,333	2.240%	10/01/2018	10/01/2018	500,000,000	500,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					6,865,000,000
TOTAL INVESTMENTS –96.7% (d)(e)					13,319,384,820
Other Assets in Excess of Liabilities —3.4%					456,587,531
NET ASSETS –100.0%					$ 13,775,972,351

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $250,000,000 or 1.8% of net assets as of September 30, 2018.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (see accompanying notes to schedule of investments).
See accompanying notes to schedules of investments.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO Schedules OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Valuation
The investments of the Portfolios are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for determining the fair value of investments.
The State Street Money Market Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price.
The State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio, and the State Street Treasury Plus Money Market Portfolio securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the Investment Company Act of 1940. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the period ended September 30, 2018.
Aggregate Unrealized Appreciation and Depreciation
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Institutional Liquid Reserves Fund	$11,891,166,156	$1,041,730	$—	$1,041,730
17

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Institutional Investment Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer) of the State Street Institutional Investment Trust

Date:    November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer) of the State Street Institutional Investment Trust

Date:    November 26, 2018

By:	/s/ Bruce S. Rosenberg
Bruce Rosenberg
Treasurer (Principal Financial and Accounting Officer) of the State Street Institutional Investment Trust

Date:    November 26, 2018